UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-05518
                                                 ----------------

                               The RBB Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: February 28, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================
                                   THE BEDFORD
                                      CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2006
                                   (UNAUDITED)





This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.
================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                               MONEY MARKET PORTFOLIO -- BEDFORD CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2005     FEBRUARY 28, 2006         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,016.50              $4.31
         Hypothetical (5% return before expenses)         1,000.00             1,020.48               4.32

                                                               MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                    ----------------------------------------------------------
                                                       BEGINNING               ENDING            EXPENSES PAID
                                                     ACCOUNT VALUE          ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2005     FEBRUARY 28, 2006         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,019.80              $1.00
         Hypothetical (5% return before expenses)         1,000.00             1,023.80               1.00

* Expenses are equal to the Fund's annualized expense ratio of 0.86% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line in each table is based on the actual total return for each class of 1.65% for the Bedford Class shares and 1.98% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                         % OF NET
          TYPE                                            ASSETS       VALUE
        --------                                         --------   ------------

Short Term Investments:
  Commercial Paper .........................                65.2%   $166,039,056
  Certificates of Deposit ..................                13.9%     35,450,156
  Variable Rate Obligations ................                13.0%     33,000,000
  Repurchase Agreements ....................                 3.8%      9,800,000
  Master Notes .............................                 2.4%      6,000,000
  Medium Term Notes ........................                 0.8%      1,991,466
  Municipal Bonds ..........................                 0.8%      1,945,000
Assets In Excess of Other Liabilities ......                 0.1%        210,719
                                                         -------    ------------
NET ASSETS -- 100.0% .......................               100.0%   $254,436,397
                                                         =======    ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--6.5%
Washington Mutual Bank FA
   4.460%, 03/28/06 ......................               $13,000   $ 13,000,000
Wells Fargo Bank, N.A.
   4.865%, 01/31/07 ......................                 3,500      3,500,156
                                                                   ------------
                                                                     16,500,156
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT*--7 4%
Banque Nationale de Paris(a)
   4.505%, 10/19/06 ......................                 1,900      1,900,000
Credit Suisse New York(a)
   4.540%, 03/02/06 ......................                11,600     11,600,000
Royal Bank of Scotland P.L.C.(a)
   4.810%, 01/16/07 ......................                 2,950      2,950,000
Societe Generale(a)
   4.780%, 12/06/06 ......................                 2,500      2,500,000
                                                                   ------------
                                                                     18,950,000
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $35,450,156) ................                           35,450,156
                                                                   ------------
COMMERCIAL PAPER--65.2%
ASSET BACKED SECURITIES--19.4%
Chariot Funding LLC
   4.520%, 03/15/06 ......................                12,000     11,978,906
Ciesco LLC
   4.410%, 03/08/06 ......................                 2,300      2,298,028
Cullinan Finance Corp.
   4.550%, 03/23/06 ......................                 1,174      1,170,736
Fairway Finance Corp.
   4.410%, 03/15/06 ......................                13,500     13,476,847
Liberty Street Funding Co.
   4.520%, 03/06/06 ......................                14,000     13,991,211
Thames Asset Global Securitization
   No. 1, Inc.
   4.530%, 03/14/06 ......................                 6,500      6,489,367
                                                                   ------------
                                                                     49,405,095
                                                                   ------------
BANKS--25.9%
Alliance & Leicester P.L.C.
   4.550%, 07/17/06 ......................                 7,815      7,678,693
Banco Santander Puerto Rico
   4.520%, 03/17/06 ......................                12,500     12,474,889
Deutsche Bank Financial, Inc.
   4.465%, 03/28/06 ......................                13,000     12,956,466
HSH Nordbank AG New York
   4.520%, 03/23/06 ......................                12,000     11,966,853


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Norddeutsche Landesbank New York
   4.510%, 03/07/06 ......................               $ 9,502    $ 9,494,858
Nordea North America, Inc.
   4.380%, 03/09/06 ......................                 8,000      7,992,213
Rabobank USA Finance Corp.
   4.560%, 03/01/06 ......................                   529        529,000
Societe Generale N.A.
   4.530%, 03/20/06 ......................                 2,800      2,793,306
                                                                   ------------
                                                                     65,886,278
                                                                   ------------

FINANCE SERVICES--6.6%
CIT Group, Inc.
   4.670%, 05/11/06 ......................                12,000     11,889,477
ING (US) Funding LLC
   4.510%, 03/23/06 ......................                 4,888      4,874,528
                                                                   ------------
                                                                     16,764,005
                                                                   ------------

MORTGAGE BANKERS & CORRESPONDENTS--5.1%
Countrywide Financial Corp.
   4.530%, 03/06/06 ......................                13,000     12,991,821
                                                                   ------------
MOTOR VEHICLES & CAR BODIES--3.1%
BMW (US) Capital LLC
   4.550%, 03/01/06 ......................                 8,000      8,000,000
                                                                   ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
National Rural Utilities Cooperative
   Finance Corp.
   4.510%, 03/06/06 ......................                13,000     12,991,857
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $166,039,056) ...............                          166,039,056
                                                                   ------------

MUNICIPAL BONDS--0.8%
PENNSYLVANIA--0.8%
Franklin County, IDR (Manufacturers
   & Traders LOC)
   4.620%, 03/02/06 ......................                 1,945      1,945,000
                                                                   ------------

     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) .................                            1,945,000

VARIABLE RATE OBLIGATIONS--13.0%
ASSET BACKED SECURITIES--2.4%
Racers Trust 2004-6-MM(b)(c)
   4.570%, 03/22/06 ......................                 1,000      1,000,000
Racers-2005-17-0(b)(c)
   4.790%, 05/22/06 ......................                 5,000      5,000,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------

VARIABLE RATE OBLIGATIONS--(CONTINUED)
BANKS--3.9%
HBOS Treasury Services P.L.C.(b)
   4.569%, 03/24/06 ......................               $ 8,000   $ 8,000,000
Westpac Banking Corp. New York(b)
   4.490%, 03/13/06 ......................                 2,000      2,000,000
                                                                   ------------
                                                                     10,000,000
                                                                   ------------

LIFE INSURANCE--2.0%
MetLife Global Funding, Inc.(b)(c)
   4.675%, 03/28/06 ......................                 5,000      5,000,000
                                                                   ------------

SECURITY BROKERS & DEALERS--4.7%
Greenwich Capital Holdings, Inc.(b)
   4.541%, 03/27/06 ......................                10,000     10,000,000
Morgan Stanley & Co.(b)
   4.643%, 03/01/06 ......................                 2,000      2,000,000
                                                                   ------------
                                                                     12,000,000
                                                                   ------------

     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $33,000,000) ................                           33,000,000
                                                                   ------------
MEDIUM TERM NOTES--0.8%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 ......................                 2,000      1,991,466
                                                                   ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,991,466) .................                            1,991,466

MASTER NOTES--2.4%
Morgan Stanley Mortgage Capital, Inc.
   4.733%, 03/01/06 ......................                 6,000      6,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $6,000,000) .................                            6,000,000
                                                                   ------------

REPURCHASE AGREEMENTS--3.8%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   2/28/06 to be repurchased at
   $9,801,228 collateralized by
   $10,143,000 U.S. Treasury Notes
   at a rate of 3.0%, due 12/31/06,
   Market Value of collateral is
   $10,046,028)
   4.510%, 03/01/06 ......................                 9,800      9,800,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,800,000) ......................                            9,800,000
                                                                   ------------

                                                                       VALUE
                                                                   -------------

TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $254,225,678*) ..................                         $254,225,678
                                                                   ------------
ASSETS IN EXCESS OF OTHER
   LIABILITIES--0.1% .....................                              210,719
                                                                   ------------
NET ASSETS (Applicable to
   138,430,755 Bedford shares
   and 116,009,775 Sansom
   Street shares)--100.0% ................                         $254,436,397
                                                                   ============


NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($254,436,397 / 254,440,530) ..........                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($138,428,435 / 138,430,755) ..........                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($116,007,962 / 116,009,775) ..........                                $1.00
                                                                          =====

*   Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of February 28, 2006, the Portfolio held 4.3% of its net assets, with a current market value of $11,000,000 in securities restricted as to resale.

INVESTMENT ABBREVIATIONS
IDR      Industrial Development Revenue
LOC      Letter of Credit


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)


Investment Income
  Interest ..................................................        $4,994,344
                                                                     ----------
Expenses
  Investment advisory and administration fees ...............           535,243
  Distribution and service fees .............................           419,352
  Printing and shareholder reporting fees ...................            39,631
  Custodian fees ............................................            34,309
  Professional fees .........................................            25,080
  Transfer agent fees .......................................            19,560
  Directors' and officers' fees .............................            18,585
  Regulatory administration fees ............................            15,434
  Registration and filing fees ..............................             7,200
  Miscellaneous .............................................             8,352
  Service organization fees .................................             1,214
                                                                     ----------
      Total expenses ........................................         1,123,960

Less fees waived ............................................          (490,380)
                                                                     ----------
      Net total expenses ....................................           633,580
                                                                     ----------
Net investment income .......................................         4,360,764
                                                                     ----------
Realized loss on investments ................................              (459)
                                                                     ----------
Net increase in net assets resulting from operations ........        $4,360,305
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE           FOR THE
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                        FEBRUARY 28, 2006  AUGUST 31, 2005
                                                        -----------------  ---------------
                                                          (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................     $  4,360,764      $  4,297,524
  Net loss on investments ............................             (459)           (1,655)
                                                           ------------      ------------
  Net increase in net assets resulting from operations        4,360,305         4,295,869
                                                           ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...................................       (1,988,098)       (1,591,534)
    Sansom Street shares .............................       (2,372,666)       (2,705,990)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ...................................               --                --
    Sansom Street shares .............................               --                --
                                                           ------------      ------------

      Total distributions to shareholders ............       (4,360,764)       (4,297,524)
                                                           ------------      ------------
Net capital share transactions (See Note 3) ..........       57,637,688       (16,571,764)
                                                           ------------      ------------
Total increase/(decrease) in net assets ..............       57,637,229       (16,573,419)
Net Assets:
  Beginning of period ................................      196,799,168       213,372,587
                                                           ------------      ------------
  End of period ......................................     $254,436,397      $196,799,168
                                                           ============      ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE BEDFORD CLASS
                                       ---------------------------------------------------------------------------------------
                                             FOR THE          FOR THE     FOR THE       FOR THE        FOR THE       FOR THE
                                           SIX MONTHS          YEAR        YEAR          YEAR           YEAR          YEAR
                                              ENDED            ENDED       ENDED         ENDED          ENDED         ENDED
                                          FEBRUARY 28,      AUGUST 31,  AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,
                                              2006             2005        2004          2003           2002          2001
                                          -----------      -----------  -----------   -----------    -----------   -----------
                                          (UNAUDITED)
Net asset value, beginning of period...    $   1.00         $   1.00     $   1.00      $   1.00       $   1.00      $   1.00
                                           --------         --------     --------      --------       --------      --------
Income from investment operations:
   Net investment income...............      0.0164           0.0162       0.0025        0.0046         0.0157        0.0460
   Net gains on securities.............          --               --           --        0.0005             --            --
                                           --------         --------     --------      --------       --------      --------
     Total net income from investment
       operations .....................      0.0164           0.0162       0.0025        0.0051         0.0157        0.0460
                                           --------         --------     --------      --------       --------      --------
Less distributions
   Dividends (from net investment
       income) ........................     (0.0164)         (0.0162)     (0.0025)      (0.0046)       (0.0157)      (0.0460)
   Distributions (from capital gains)..          --               --           --       (0.0005)            --            --
                                           --------         --------     --------      --------       --------      --------
     Total distributions...............     (0.0164)         (0.0162)     (0.0025)      (0.0051)       (0.0157)      (0.0460)
                                           --------         --------     --------      --------       --------      --------
Net asset value, end of period ........    $   1.00         $   1.00     $   1.00      $   1.00       $   1.00      $   1.00
                                           ========         ========     ========      ========       ========      ========
Total Return...........................       1.65%            1.63%        0.25%         0.53%          1.59%         4.70%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ..................    $138,428         $109,495     $ 72,001      $ 80,406       $ 52,878      $676,964
   Ratios of expenses to average
     net assets(a) ....................       0.86%            0.97%        0.94%         0.98%          1.00%         1.00%
   Ratios of net investment income
     to average net assets ............       3.32%            1.68%        0.24%         0.46%          1.75%         4.46%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.22% for the six months ended February 28, 2006 and 1.23%, 1.34%, 1.30%, 1.25% and 1.19% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE SANSOM STREET CLASS
                                          ----------------------------------------------------------------------------------
                                             FOR THE        FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                            SIX MONTHS       YEAR         YEAR          YEAR          YEAR          YEAR
                                              ENDED          ENDED        ENDED         ENDED         ENDED         ENDED
                                           FEBRUARY 28,    AUGUST 31,   AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                               2006          2005         2004          2003           2002         2001
                                          -------------   ----------   ----------    ----------    -----------   -----------
                                            (UNAUDITED)

Net asset value, beginning of period ....    $   1.00       $   1.00    $   1.00       $   1.00       $   1.00      $   1.00
                                             --------       --------    --------       --------       --------      --------
Income from investment operations:
   Net investment income.................      0.0197         0.0239      0.0100         0.0114         0.0209        0.0511
   Net gains on securities...............          --          --             --         0.0005             --            --
                                             --------       --------    --------       --------       --------      --------
     Total net income from investment
       operations .......................      0.0197         0.0239      0.0100         0.0119         0.0209        0.0511
                                             --------       --------    --------       --------       --------      --------
Less distributions
   Dividends (from net investment income)     (0.0197)       (0.0239)    (0.0100)       (0.0114)       (0.0209)      (0.0511)
   Distributions (from capital gains)....          --             --          --        (0.0005)            --            --
                                             --------       --------    --------       --------       --------      --------
     Total distributions.................     (0.0197)       (0.0239)    (0.0100)       (0.0119)       (0.0209)      (0.0511)
                                             --------       --------    --------       --------       --------      --------
Net asset value, end of period...........    $   1.00       $   1.00    $   1.00       $   1.00       $   1.00      $   1.00
                                             ========       ========    ========       ========       ========      ========
     Total Return........................       1.98%          2.41%       1.00%          1.21%          2.11%         5.23%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ....................    $116,008       $ 87,304    $141,372       $198,373       $244,212      $201,632
   Ratios of expenses to average
     net assets(a) ......................       0.20%          0.20%       0.20%          0.30%          0.49%         0.49%
   Ratios of net investment income
     to average net assets ..............       3.98%          2.39%       0.98%          1.14%          2.10%         5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.65% for the six months ended February 28, 2006 and 0.67%, 0.59%, 0.57%, 0.64% and 0.61% for the
    years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                 PORTFOLIO                       ANNUAL RATE
      -----------------------    ----------------------------------------------
      Money Market Portfolio     0.45% of first $250 million of net assets;
                                 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2006, advisory fees and waivers for the investment portfolio were as follows:

                                         GROSS                                     NET
                                       ADVISORY                                 ADVISORY
                                          FEE               WAIVER                 FEE
                                       --------            -------            --------------
      Money Market Portfolio           $535,243           $(460,547)              $74,696

     As of February 28, 2006, the Portfolio owed BIMC $11,485 in advisory fees.

     The investment adviser/administrator may voluntarily waive and/or reimburse a portion of its management fees. The portfolio service provider may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the six months ended February 28, 2006 was $15,434.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2006, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                 TRANSFER AGENCY      BASIS
                                                       FEE           POINTS
                                                 ---------------     ------
      Money Market Portfolio
          Bedford Class                              $ 1,360          0.23
          Sansom Street Class                         18,200          3.05
                                                     -------
              Total Money Market Portfolio           $19,560
                                                     =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                PORTFOLIO                                 ANNUAL RATE
      ------------------------------     --------------------------------------------------
      Money Market Portfolio             0.025% of first $50 million of gross assets;
                                         0.020% of next $50 million of gross assets;
                                         0.015% of gross assets in excess of $100 million.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2006, distribution fees paid to PFPC Distributors for each class were as follows:

                                                GROSS                                        NET
                                            DISTRIBUTION                                DISTRIBUTION
                                                 FEE                 WAIVER                  FEE
                                            ------------         -------------          ------------
      Money Market Portfolio
          Bedford Class                        $389,519                   --              $389,519
          Sansom Street Class                    29,833             $(29,833)                   --
                                               --------             --------              --------
          Total Money Market Portfolio         $419,352             $(29,833)             $389,519
                                               ========             ========              ========

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2006, service organization fees were $1,214 for the Money Market Portfolio.

     As of February 28, 2006, the Portfolio owed PFPC and its affiliates $76,042 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)
NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                    FOR THE             FOR THE
                                               SIX MONTHS ENDED       YEAR ENDED
                                               FEBRUARY 28, 2006    AUGUST 31, 2005
                                               ----------------     ----------------

                                                  (UNAUDITED)
                                                     VALUE               VALUE
                                               ----------------     ----------------
Shares sold:
    Bedford Class                              $   254,588,873     $   442,206,980
    Sansom Street Class                            974,708,066       1,616,798,271
                                               ---------------     ---------------
       Total Shares Sold                         1,229,296,939       2,059,005,251
Shares issued on reinvestment of dividends:
    Bedford Class                                    1,954,376           1,524,066
    Sansom Street Class                                 75,846             135,455
                                               ---------------     ---------------
       Total Shares Reinvested                       2,030,222           1,659,521
Shares repurchased:
    Bedford Class                                 (227,609,237)       (406,236,164)
    Sansom Street Class                           (946,080,236)     (1,671,000,372)
                                               ---------------     ---------------
       Total Shares Repurchased                 (1,173,689,473)     (2,077,236,536)
                                               ---------------     ---------------
Net Increase/(Decrease)                        $    57,637,688     $   (16,571,764)
                                               ===============     ===============
Bedford Shares authorized                        1,500,000,000       1,500,000,000
                                               ===============     ===============
Sansom Street Shares authorized                  1,500,000,000       1,500,000,000
                                               ===============     ===============

NOTE 4. NET ASSETS

     At February 28, 2006, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $254,440,530
Accumulated net realized loss on investments                         (4,133)
                                                               ------------
   Total net assets                                            $254,436,397
                                                               ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 5. FEDERAL INCOME TAX INFORMATION

     The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no Federal tax provision is required.

     For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2005, the Fund had capital loss carryforwards of $3,587 available to offset future realized capital gains which expire August 31, 2013.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)

1. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                                                    ShareBuilder
                                                                  Bedford Shares
                                               of The RBB Money Market Portfolio
--------------------------------------------------------------------------------

                       Managed by BlackRock Institutional Management Corporation



                                                               [GRAPHIC OMITTED]
                                                                 shareBUILDER(R)



                                                              SEMI-ANNUAL REPORT

                                                               February 28, 2006

                                                                     (Unaudited)

                                                            www.sharebuilder.com

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                                        MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                            ---------------------------------------------------------
                                                BEGINNING             ENDING            EXPENSES PAID
                                              ACCOUNT VALUE        ACCOUNT VALUE           DURING
                                            SEPTEMBER 1, 2005     FEBRUARY 28, 2006        PERIOD*
                                            -----------------     -----------------     -------------
   Actual                                       $1,000.00             $1,016.50            $4.31
   Hypothetical (5% return before expenses)      1,000.00              1,020.48             4.32

                                                    MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                            ---------------------------------------------------------
                                                BEGINNING             ENDING            EXPENSES PAID
                                              ACCOUNT VALUE        ACCOUNT VALUE           DURING
                                            SEPTEMBER 1, 2005     FEBRUARY 28, 2006        PERIOD*
                                            -----------------     -----------------     -------------
   Actual                                   $1,000.00                 $1,019.80            $1.00
   Hypothetical (5% return before expenses)  1,000.00                  1,023.80             1.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.86% for the Bedford Class shares and
   0.20% for the Sansom  Street Class  shares,  which  includes  waived fees or  reimbursed  expenses, multiplied by the average account value over the period,  multiplied by the number of days (181) in the most recent  fiscal  half-year,  then divided by 365 to reflect the one-half  year period.  The
   Fund's ending account value on the first line in each table is based on the actual total return for each class of 1.65% for the Bedford Class shares and 1.98% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                  (UNAUDITED)





        SECURITY                                       % OF NET
          TYPE                                          ASSETS         VALUE
        --------                                       ---------    -----------

Short Term Investments:
   Commercial Paper.................................     65.2%     $166,039,056
   Certificates of Deposit..........................     13.9%       35,450,156
   Variable Rate Obligations........................     13.0%       33,000,000
   Repurchase Agreements............................      3.8%        9,800,000
   Master Notes.....................................      2.4%        6,000,000
   Medium Term Notes................................      0.8%        1,991,466
   Municipal Bonds..................................      0.8%        1,945,000
Assets In Excess of Other Liabilities...............      0.1%          210,719
                                                        -----      ------------
NET ASSETS -- 100.0%................................    100.0%     $254,436,397
                                                        =====      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                    PAR
                                                   (000)            VALUE
                                                  -------        ------------

CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--6.5%
Washington Mutual Bank FA
   4.460%, 03/28/06 .........................     $13,000        $ 13,000,000
Wells Fargo Bank, N.A
   4.865%, 01/31/07 .........................       3,500           3,500,156
                                                                 ------------
                                                                   16,500,156
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT*--7.4%
Banque Nationale de Paris(a)
   4.505%, 10/19/06 .........................       1,900           1,900,000
Credit Suisse New York(a)
   4.540%, 03/02/06 .........................      11,600          11,600,000
Royal Bank of Scotland P.L.C.(a)
   4.810%, 01/16/07 .........................       2,950           2,950,000
Societe Generale(a)
   4.780%, 12/06/06 .........................       2,500           2,500,000
                                                                 ------------
                                                                   18,950,000
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $35,450,156) ...................                      35,450,156

COMMERCIAL PAPER--65.2%
ASSET BACKED SECURITIES--19.4%
Chariot Funding LLC
   4.520%, 03/15/06 .........................      12,000          11,978,906
Ciesco LLC
   4.410%, 03/08/06 .........................       2,300           2,298,028
Cullinan Finance Corp.
   4.550%, 03/23/06 .........................       1,174           1,170,736
Fairway Finance Corp.
   4.410%, 03/15/06 .........................      13,500          13,476,847
Liberty Street Funding Co.
   4.520%, 03/06/06 .........................      14,000          13,991,211
Thames Asset Global Securitization
   No. 1, Inc.
   4.530%, 03/14/06 .........................       6,500           6,489,367
                                                                 ------------
                                                                   49,405,095
                                                                 ------------
BANKS--25.9%
Alliance & Leicester P.L.C.
   4.550%, 07/17/06 .........................       7,815           7,678,693
Banco Santander Puerto Rico
   4.520%, 03/17/06 .........................      12,500          12,474,889
Deutsche Bank Financial, Inc.
   4.465%, 03/28/06 .........................      13,000          12,956,466
HSH Nordbank AG New York
   4.520%, 03/23/06 .........................      12,000          11,966,853


                                                    PAR
                                                   (000)            VALUE
                                                  -------        ------------

COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Norddeutsche Landesbank New York
   4.510%, 03/07/06 .........................     $ 9,502        $  9,494,858
Nordea North America, Inc.
   4.380%, 03/09/06 .........................       8,000           7,992,213
Rabobank USA Finance Corp.
   4.560%, 03/01/06 .........................         529             529,000
Societe Generale N.A
   4.530%, 03/20/06 .........................       2,800           2,793,306
                                                                 ------------
                                                                   65,886,278
                                                                 ------------
FINANCE SERVICES--6.6%
CIT Group, Inc.
   4.670%, 05/11/06 .........................      12,000          11,889,477
ING (US) Funding LLC
   4.510%, 03/23/06 .........................       4,888           4,874,528
                                                                 ------------
                                                                   16,764,005
                                                                 ------------
MORTGAGE BANKERS & CORRESPONDENTS--5.1%
Countrywide Financial Corp.
   4.530%, 03/06/06 .........................      13,000          12,991,821
                                                                 ------------

MOTOR VEHICLES & CAR BODIES--3.1%
BMW (US) Capital LLC
   4.550%, 03/01/06 .........................       8,000           8,000,000
                                                                 ------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
National Rural Utilities Cooperative
   Finance Corp.
   4.510%, 03/06/06 .........................      13,000          12,991,857
                                                                 ------------
     TOTAL COMMERCIAL PAPER
       (Cost $166,039,056) ..................                     166,039,056
                                                                 ------------

MUNICIPAL BONDS--0.8%
PENNSYLVANIA--0.8%
Franklin County, IDR (Manufacturers
   & Traders LOC)
   4.620%, 03/02/06 .........................       1,945           1,945,000
                                                                 ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) ....................                       1,945,000
                                                                 ------------
VARIABLE RATE OBLIGATIONS--13.0%
ASSET BACKED SECURITIES--2.4%
Racers Trust 2004-6-MM(b)(c)
   4.570%, 03/22/06 .........................       1,000           1,000,000
Racers-2005-17-0(b)(c)
   4.790%, 05/22/06 .........................       5,000           5,000,000
                                                                 ------------
                                                                    6,000,000
                                                                 ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                    PAR
                                                   (000)            VALUE
                                                  -------        ------------

VARIABLE RATE OBLIGATIONS--(CONTINUED)
BANKS--3.9%
HBOS Treasury Services P.L.C.(b)
   4.569%, 03/24/06 .........................     $ 8,000        $  8,000,000
Westpac Banking Corp. New York(b)
   4.490%, 03/13/06 .........................       2,000           2,000,000
                                                                 ------------
                                                                   10,000,000
                                                                 ------------
LIFE INSURANCE--2.0%
MetLife Global Funding, Inc.(b)(c)
   4.675%, 03/28/06 .........................       5,000           5,000,000
                                                                 ------------
SECURITY BROKERS & DEALERS--4.7%
Greenwich Capital Holdings, Inc.(b)
   4.541%, 03/27/06 .........................      10,000          10,000,000
Morgan Stanley & Co.(b)
   4.643%, 03/01/06 .........................       2,000           2,000,000
                                                                 ------------
                                                                   12,000,000
                                                                 ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $33,000,000) ...................                      33,000,000
                                                                 ------------
MEDIUM TERM NOTES--0.8%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 .........................       2,000           1,991,466
                                                                 ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,991,466) ....................                       1,991,466
                                                                 ------------
MASTER NOTES--2.4%
Morgan Stanley Mortgage Capital, Inc.
   4.733%, 03/01/06 .........................       6,000           6,000,000
                                                                 ------------
     TOTAL MASTER NOTES
       (Cost $6,000,000) ....................                       6,000,000
                                                                 ------------
REPURCHASE AGREEMENTS--3.8%
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   2/28/06 to be repurchased at
   $9,801,228 collateralized by
   $10,143,000 U.S. Treasury Notes
   at a rate of 3.0%, due 12/31/06,
   Market Value of collateral is
   $ 10,046,028)
   4.510%, 03/01/06 .........................       9,800           9,800,000
                                                                 ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,800,000) ....................                       9,800,000
                                                                 ------------


                                                                    VALUE
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $254,225,678*) .....................                    $254,225,678
                                                                 ------------
ASSETS IN EXCESS OF OTHER
   LIABILITIES--0.1% ........................                         210,719
                                                                 ------------
NET ASSETS (Applicable to
   138,430,755 Bedford shares
   and 116,009,775 Sansom
   Street shares)--100.0% ...................                    $254,436,397
                                                                 ============

NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($254,436,397 / 254,440,530) .............                           $1.00
                                                                        =====
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($138,428,435 / 138,430,755) .............                           $1.00
                                                                        =====

NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($116,007,962 / 116,009,775) .............                           $1.00
                                                                        =====


*   Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of February 28, 2006, the Portfolio held 4.3% of its net assets, with a current market value of $11,000,000 in securities restricted as to resale.

INVESTMENT ABBREVIATIONS

IDR  Industrial Development Revenue
LOC  Letter of Credit

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)

Investment Income

   Interest...................................................      $4,994,344
                                                                    ----------
Expenses

   Investment advisory and administration fees................         535,243
   Distribution and service fees..............................         419,352
   Printing and shareholder reporting fees....................          39,631
   Custodian fees.............................................          34,309
   Professional fees..........................................          25,080
   Transfer agent fees........................................          19,560
   Directors' and officers' fees..............................          18,585
   Regulatory administration fees.............................          15,434
   Registration and filing fees...............................           7,200
   Miscellaneous..............................................           8,352
   Service organization fees..................................           1,214
                                                                    ----------
        Total expenses........................................       1,123,960

   Less fees waived...........................................        (490,380)
                                                                    ----------
        Net total expenses....................................         633,580
                                                                    ----------
Net investment income.........................................       4,360,764
                                                                    ----------

Realized loss on investments..................................            (459)
                                                                    ----------

Net increase in net assets resulting from operations..........      $4,360,305
                                                                    ==========



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE           FOR THE
                                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                                        FEBRUARY 28, 2006  AUGUST 31, 2005
                                                                                        -----------------  ---------------
                                                                                           (UNAUDITED)
Increase (decrease) in net assets:
Operations:

  Net investment income............................................................       $  4,360,764      $  4,297,524
  Net loss on investments..........................................................               (459)           (1,655)
                                                                                          ------------      ------------
  Net increase in net assets resulting from operations.............................          4,360,305         4,295,869
                                                                                          ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:

    Bedford shares.................................................................         (1,988,098)       (1,591,534)
    Sansom Street shares...........................................................         (2,372,666)       (2,705,990)
Distributions to shareholders from
  Net realized short-term gains:

    Bedford shares.................................................................                 --                --
    Sansom Street shares...........................................................                 --                --
                                                                                          ------------      ------------
      Total distributions to shareholders..........................................         (4,360,764)       (4,297,524)
                                                                                          ------------      ------------
Net capital share transactions (See Note 3)........................................         57,637,688       (16,571,764)
                                                                                          ------------      ------------
Total increase/(decrease) in net assets............................................         57,637,229       (16,573,419)
Net Assets:
  Beginning of period..............................................................        196,799,168       213,372,587
                                                                                          ------------      ------------
  End of period....................................................................       $254,436,397      $196,799,168
                                                                                          ============      ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                         THE BEDFORD CLASS
                                            -----------------------------------------------------------------------------
                                               FOR THE      FOR THE      FOR THE       FOR THE      FOR THE      FOR THE
                                             SIX MONTHS      YEAR         YEAR          YEAR         YEAR         YEAR
                                                ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                            FEBRUARY 28,  AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                2006         2005         2004          2003         2002         2001
                                            -----------   ----------   ----------    ----------   ----------   ----------
                                            (UNAUDITED)
Net asset value, beginning of period ....    $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                             --------      --------     --------      --------     --------     --------
Income from investment operations:
  Net investment income .................      0.0164        0.0162       0.0025        0.0046       0.0157       0.0460
  Net gains on securities ...............          --            --           --        0.0005           --           --
                                             --------      --------     --------      --------     --------     --------
     Total net income from investment
       operations........................      0.0164        0.0162       0.0025        0.0051       0.0157       0.0460
                                             --------      --------     --------      --------     --------     --------
Less distributions
  Dividends (from net investment
    income) .............................     (0.0164)      (0.0162)     (0.0025)      (0.0046)     (0.0157)     (0.0460)

  Distributions (from capital gains) ....          --            --           --       (0.0005)          --           --
                                             --------      --------     --------      --------     --------     --------
     Total distributions.................     (0.0164)      (0.0162)     (0.0025)      (0.0051)     (0.0157)     (0.0460)
                                             --------      --------     --------      --------     --------     --------

Net asset value, end of period ..........    $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                             ========      ========     ========      ========     ========     ========
Total Return ............................       1.65%         1.63%        0.25%         0.53%        1.59%        4.70%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted).....................    $138,428      $109,495     $ 72,001      $ 80,406     $ 52,878     $676,964
   Ratios of expenses to average
     net assets(a).......................       0.86%         0.97%        0.94%         0.98%        1.00%        1.00%
   Ratios of net investment income
     to average net assets...............       3.32%         1.68%        0.24%         0.46%        1.75%        4.46%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.22% for the six months ended February
    28, 2006 and 1.23%,  1.34%,  1.30%,  1.25% and 1.19% for the years ended August 31, 2005,  2004,  2003, 2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                         THE SANSOM STREET CLASS
                                            -----------------------------------------------------------------------------
                                               FOR THE      FOR THE      FOR THE       FOR THE      FOR THE      FOR THE
                                             SIX MONTHS      YEAR         YEAR          YEAR         YEAR         YEAR
                                                ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                            FEBRUARY 28,  AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                2006         2005         2004          2003         2002         2001
                                            -----------   ----------   ----------    ----------   ----------   ----------
                                            (UNAUDITED)
Net asset value, beginning of period ....    $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                             --------      --------     --------      --------     --------     --------
Income from investment operations:
  Net investment income .................      0.0197        0.0239       0.0100        0.0114       0.0209       0.0511
  Net gains on securities ...............          --            --           --        0.0005           --           --
                                             --------      --------     --------      --------     --------     --------
     Total net income from investment
       operations........................      0.0197        0.0239       0.0100        0.0119       0.0209       0.0511
                                             --------      --------     --------      --------     --------     --------
Less distributions
  Dividends (from net investment
    income) .............................     (0.0197)      (0.0239)     (0.0100)      (0.0114)     (0.0209)     (0.0511)
  Distributions (from capital gains) ....          --            --           --       (0.0005)          --           --
                                             --------      --------     --------      --------     --------     --------
     Total distributions.................     (0.0197)      (0.0239)     (0.0100)      (0.0119)     (0.0209)     (0.0511)
                                             --------      --------     --------      --------     --------     --------

Net asset value, end of period...........    $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
                                             ========      ========     ========      ========     ========     ========

     Total Return .......................       1.98%         2.41%        1.00%         1.21%        2.11%        5.23%

Ratios/Supplemental Data

   Net assets, end of period
     (000's omitted).....................    $116,008      $ 87,304     $141,372      $198,373     $244,212     $201,632

   Ratios of expenses to average
     net assets(a).......................       0.20%         0.20%        0.20%         0.30%        0.49%        0.49%

   Ratios of net investment income to
     average net assets..................       3.98%         2.39%        0.98%         1.14%        2.10%        5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.65% for the six months ended February 28, 2006 and 0.67%, 0.59%, 0.57%, 0.64% and 0.61% for the
    years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

   RBB has authorized  capital of thirty billion shares of common stock of which
26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

       A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

       B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

       C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

       D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient
   collateral,   the  Portfolio  has  the  contractual  right,  subject  to  the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

       F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

   For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

           PORTFOLIO                             ANNUAL RATE
     ----------------------       ---------------------------------------------
     Money Market Portfolio       0.45% of first $250 million of net assets;
                                  0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

   BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2006, advisory fees and waivers for the investment portfolio were as follows:

                                      GROSS                           NET
                                     ADVISORY                       ADVISORY
                                       FEE            WAIVER          FEE
                                     --------       ----------      -------
   Money Market Portfolio            $535,243       $(460,547)      $74,696

   As of February 28, 2006, the Portfolio owed BIMC $11,485 in advisory fees.

   The investment adviser/administrator may voluntarily waive and/or reimburse a portion of its management fees. The portfolio service provider may also voluntarily waive a portion of their fees and/or reimburse expenses.

   The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

   For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the six months ended February 28, 2006 was $15,434.

   PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

   PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2006, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                  TRANSFER AGENCY         BASIS
                                                         FEE             POINTS
                                                  ---------------        ------
            Money Market Portfolio
                Bedford Class                          $ 1,360            0.23
                Sansom Street Class                     18,200            3.05
                                                       -------
                    Total Money Market Portfolio       $19,560
                                                       =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

   PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

          PORTFOLIO                            ANNUAL RATE
   -----------------------    --------------------------------------------------
   Money Market Portfolio     0.025% of first $50 million of gross assets;
                              0.020% of next $50  million  of gross  assets;
                              0.015% of gross  assets in excess of $100 million.

   The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

   The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2006, distribution fees paid to PFPC Distributors for each class were as follows:


                                                       GROSS                                NET
                                                   DISTRIBUTION                        DISTRIBUTION
                                                        FEE            WAIVER               FEE
                                                   ------------       --------         ------------
            Money Market Portfolio
                Bedford Class                         $389,519              --           $389,519
                Sansom Street Class                     29,833        $(29,833)                --
                                                      --------        --------           --------
                Total Money Market Portfolio          $419,352        $(29,833)          $389,519
                                                      ========        ========           ========

   The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2006, service organization fees were $1,214 for the Money Market Portfolio.

   As of February 28, 2006, the Portfolio owed PFPC and its affiliates $76,042 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

   Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                     FOR THE             FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                FEBRUARY 28, 2006    AUGUST 31, 2005
                                                                -----------------    ---------------
                                                                   (UNAUDITED)
                                                                      VALUE               VALUE
                                                                -----------------    ---------------
     Shares sold:
         Bedford Class                                          $   254,588,873      $  442,206,980
         Sansom Street Class                                        974,708,066       1,616,798,271
                                                                ---------------      --------------
            Total Shares Sold                                     1,229,296,939       2,059,005,251
     Shares issued on reinvestment of dividends:
         Bedford Class                                                1,954,376           1,524,066
         Sansom Street Class                                             75,846             135,455
                                                                ---------------      --------------
            Total Shares Reinvested                                   2,030,222           1,659,521
     Shares repurchased:
         Bedford Class                                             (227,609,237)       (406,236,164)
         Sansom Street Class                                       (946,080,236)     (1,671,000,372)
                                                                ---------------      --------------
            Total Shares Repurchased                             (1,173,689,473)     (2,077,236,536)
                                                                ---------------      --------------
     Net Increase/(Decrease)                                    $    57,637,688     $   (16,571,764)
                                                                ===============      ==============
     Bedford Shares authorized                                    1,500,000,000       1,500,000,000
                                                                ===============      ==============
     Sansom Street Shares authorized                              1,500,000,000       1,500,000,000
                                                                ===============      ==============

NOTE 4. NET ASSETS

   At February 28, 2006, net assets consisted of the following:

                                                      MONEY MARKET
                                                       PORTFOLIO
                                                      ------------
Paid-in capital                                       $254,440,530
Accumulated net realized loss on investments                (4,133)
                                                      ------------
Total net assets                                      $254,436,397
                                                      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 5. FEDERAL INCOME TAX INFORMATION

   The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no Federal tax provision is required.

   For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2005, the Fund had capital loss carryforwards of $3,587 available to offset future realized capital gains which expire August 31, 2013.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)

1. PROXY VOTING

   Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

   The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
CUSTOMER CARE

For questions regarding your ShareBuilder account please call 1-800-SHRBLDR (1-800-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are not able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.


WRITTEN CORRESPONDENCE

Post Office Address:             ShareBuilder - Bedford Shares of
                                 The RBB Money Market Portfolio
                                 c/o Sharebuilder Securities Corporation
                                 PO Box 1728
                                 Bellevue, WA 98009

Street Address:                  ShareBuilder - Bedford Shares of
                                 The RBB Money Market Portfolio
                                 c/o Sharebuilder Securities Corporation
                                 1445 - 120th Avenue Northeast
                                 Bellevue, WA 98005
--------------------------------------------------------------------------------



INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================

                                   THE SANSOM
                                     STREET
                                     CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2006
                                  (UNAUDITED)



 This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                                               MONEY MARKET PORTFOLIO -- BEDFORD CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2005     FEBRUARY 28, 2006         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,016.50              $4.31
         Hypothetical (5% return before expenses)         1,000.00             1,020.48               4.32

                                                               MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                    ----------------------------------------------------------
                                                       BEGINNING               ENDING            EXPENSES PAID
                                                     ACCOUNT VALUE          ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2005     FEBRUARY 28, 2006         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,019.80              $1.00
         Hypothetical (5% return before expenses)         1,000.00             1,023.80               1.00

* Expenses are equal to the Fund's  annualized  expense  ratio of 0.86% for the Bedford Class shares and 0.20%
  for the Sansom Street Class shares,  which includes  waived fees or reimbursed  expenses,  multiplied by the average  account  value over the period,  multiplied  by the number of days (181) in the most recent  fiscal half-year,  then divided by 365 to reflect the one-half year period.  The Fund's ending account value on the first line in each table is based on the actual total  return for each class of 1.65% for the Bedford  Class shares and 1.98% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)



        SECURITY                                         % OF NET
          TYPE                                            ASSETS         VALUE
        --------                                         --------     ------------

Short Term Investments:
  Commercial Paper ...............................          65.2%     $166,039,056
  Certificates of Deposit ........................          13.9%       35,450,156
  Variable Rate Obligations ......................          13.0%       33,000,000
  Repurchase Agreements ..........................           3.8%        9,800,000
  Master Notes ...................................           2.4%        6,000,000
  Medium Term Notes ..............................           0.8%        1,991,466
  Municipal Bonds ................................           0.8%        1,945,000
Assets In Excess of Other Liabilities ............           0.1%          210,719
                                                           -----      ------------
NET ASSETS -- 100.0% .............................         100.0%     $254,436,397
                                                           =====      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--6.5%
Washington Mutual Bank FA
   4.460%, 03/28/06 ......................               $13,000   $ 13,000,000
Wells Fargo Bank, N.A. 4.865%, 01/31/07 ..                 3,500      3,500,156
                                                                   ------------
                                                                     16,500,156
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT*--7 4%
Banque Nationale de Paris(a)
   4.505%, 10/19/06 ......................                 1,900      1,900,000
Credit Suisse New York(a)
   4.540%, 03/02/06 ......................                11,600     11,600,000
Royal Bank of Scotland P.L.C.(a)
   4.810%, 01/16/07 ......................                 2,950      2,950,000
Societe Generale(a)
   4.780%, 12/06/06 ......................                 2,500      2,500,000
                                                                   ------------
                                                                     18,950,000
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $35,450,156) ................                           35,450,156
                                                                   ------------
COMMERCIAL PAPER--65.2%
ASSET BACKED SECURITIES--19.4%
Chariot Funding LLC
   4.520%, 03/15/06 ......................                12,000     11,978,906
Ciesco LLC
   4.410%, 03/08/06 ......................                 2,300      2,298,028
Cullinan Finance Corp.
   4.550%, 03/23/06 ......................                 1,174      1,170,736
Fairway Finance Corp.
   4.410%, 03/15/06 ......................                13,500     13,476,847
Liberty Street Funding Co.
   4.520%, 03/06/06 ......................                14,000     13,991,211
Thames Asset Global Securitization
   No. 1, Inc. ...........................
   4.530%, 03/14/06 ......................                 6,500      6,489,367
                                                                   ------------
                                                                     49,405,095
                                                                   ------------
BANKS--25.9%
Alliance & Leicester P.L.C ...............
   4.550%, 07/17/06 ......................                 7,815      7,678,693
Banco Santander Puerto Rico
   4.520%, 03/17/06 ......................                12,500     12,474,889
Deutsche Bank Financial, Inc.
   4.465%, 03/28/06 ......................                13,000     12,956,466
HSH Nordbank AG New York
   4.520%, 03/23/06 ......................                12,000     11,966,853


                                                           PAR
                                                          (000)        VALUE
                                                         -------   ------------
COMMERCIAL PAPER--(Continued)
BANKS--(CONTINUED)
Norddeutsche Landesbank New York
   4.510%, 03/07/06 ......................               $ 9,502   $  9,494,858
Nordea North America, Inc.
   4.380%, 03/09/06 ......................                 8,000      7,992,213
Rabobank USA Finance Corp.
   4.560%, 03/01/06 ......................                   529        529,000
Societe Generale N.A
   4.530%, 03/20/06 ......................                 2,800      2,793,306
                                                                   ------------
                                                                     65,886,278
                                                                   ------------
FINANCE SERVICES--6.6%
CIT Group, Inc.
   4.670%, 05/11/06 ......................                12,000     11,889,477
ING (US) Funding LLC
   4.510%, 03/23/06 ......................                 4,888      4,874,528
                                                                   ------------
                                                                     16,764,005
                                                                   ------------
MORTGAGE BANKERS & CORRESPONDENTS--5.1%
Countrywide Financial Corp.
   4.530%, 03/06/06 ......................                13,000     12,991,821
                                                                   ------------
MOTOR VEHICLES & CAR BODIES--3.1%
BMW (US) Capital LLC
   4.550%, 03/01/06 ......................                 8,000      8,000,000
                                                                   ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
National Rural Utilities Cooperative
   Finance Corp.
   4.510%, 03/06/06 ......................                13,000     12,991,857
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $166,039,056) ...............                          166,039,056
                                                                   ------------
MUNICIPAL BONDS--0.8%
PENNSYLVANIA--0.8%
Franklin County, IDR (Manufacturers
   & Traders LOC)
   4.620%, ...............................               1,94506      1,945,000
                                                                   ------------

     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) .................                            1,945,000
                                                                   ------------

VARIABLE RATE OBLIGATIONS--13.0%
ASSET BACKED SECURITIES--2.4%
Racers Trust 2004-6-MM(b)(c)
   4.570%, 03/22/06 ......................                 1,000      1,000,000
Racers-2005-17-0(b)(c)
   4.790%, 05/22/06 ......................                 5,000      5,000,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                               FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------   ------------

VARIABLE RATE OBLIGATIONS--(CONTINUED)
BANKS--3.9%
HBOS Treasury Services P.L.C.(b)
   4.569%, 03/24/06 ......................               $ 8,000   $  8,000,000
Westpac Banking Corp. New York(b)
   4.490%, 03/13/06 ......................                 2,000      2,000,000
                                                                   ------------
                                                                     10,000,000
                                                                   ------------
LIFE INSURANCE--2.0%
MetLife Global Funding, Inc.(b)(c)
   4.675%, 03/28/06 ......................                 5,000      5,000,000
                                                                   ------------
SECURITY BROKERS & DEALERS--4.7%
Greenwich Capital Holdings, Inc.(b)
   4.541%, 03/27/06 ......................                10,000     10,000,000
Morgan Stanley & Co.(b)
   4.643%, 03/01/06 ......................                 2,000      2,000,000
                                                                   ------------
                                                                     12,000,000
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $33,000,000) ................                           33,000,000
                                                                   ------------
MEDIUM TERM NOTES--0.8%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 ......................                 2,000      1,991,466
                                                                   ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,991,466) .................                            1,991,466
                                                                   ------------
MASTER NOTES--2.4%
Morgan Stanley Mortgage Capital, Inc.
   4.733%, 03/01/06 ......................                 6,000      6,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $6,000,000) .................                            6,000,000
                                                                   ------------

REPURCHASE AGREEMENTS--3.8%
Morgan Stanley & Co.
  (Tri-Party Agreement dated
  2/28/06 to be repurchased at
  $9,801,228 collateralized by
  $10,143,000 U.S. Treasury Notes
  at a rate of 3.0%, due 12/31/06,
  Market Value of collateral is
  $10,046,028)
  4.510%, 03/01/06 .......................                 9,800      9,800,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,800,000) .................                            9,800,000
                                                                   ------------


                                                                       VALUE
                                                                   ------------

TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $254,225,678*) ..................                         $254,225,678
                                                                   ------------
ASSETS IN EXCESS OF OTHER LIABILITIES--0.1%                             210,719
                                                                   ------------

NET ASSETS (Applicable to
   138,430,755 Bedford shares
   and 116,009,775 Sansom
   Street shares)--100.0% ................                         $254,436,397
                                                                   ============



NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($254,436,397 / 254,440,530) ..........                                $1.00
                                                                          =====


NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($138,428,435 / 138,430,755) ..........                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($116,007,962 / 116,009,775) ..........                                $1.00
                                                                          =====

*   Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of February 28, 2006, the Portfolio held 4.3% of its net assets, with a current market value of $11,000,000 in securities restricted as to resale.

INVESTMENT ABBREVIATIONS
IDR      Industrial Development Revenue
LOC      Letter of Credit


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)

Investment Income
   Interest .................................................        $4,994,344
                                                                     ----------

Expenses
   Investment advisory and administration fees ..............           535,243
   Distribution and service fees ............................           419,352
   Printing and shareholder reporting fees ..................            39,631
   Custodian fees ...........................................            34,309
   Professional fees ........................................            25,080
   Transfer agent fees ......................................            19,560
   Directors' and officers' fees ............................            18,585
   Regulatory administration fees ...........................            15,434
   Registration and filing fees .............................             7,200
   Miscellaneous ............................................             8,352
   Service organization fees ................................             1,214
                                                                     ----------
        Total expenses ......................................         1,123,960

   Less fees waived .........................................          (490,380)
                                                                     ----------
        Net total expenses ..................................           633,580
                                                                     ----------
Net investment income .......................................         4,360,764
                                                                     ----------
Realized loss on investments ................................              (459)
                                                                     ----------
Net increase in net assets resulting from operations ........        $4,360,305
                                                                     ==========




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE           FOR THE
                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                     FEBRUARY 28, 2006  AUGUST 31, 2005
                                                                     -----------------  ----------------
                                                                        (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................    $   4,360,764      $   4,297,524
  Net loss on investments .......................................             (459)            (1,655)
                                                                     -------------      -------------
  Net increase in net assets resulting from operations ..........        4,360,305          4,295,869
                                                                     -------------      -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............................................       (1,988,098)        (1,591,534)
    Sansom Street shares ........................................       (2,372,666)        (2,705,990)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ..............................................               --                 --
    Sansom Street shares ........................................               --                 --
                                                                     -------------      -------------

      Total distributions to shareholders .......................       (4,360,764)        (4,297,524)
                                                                     -------------      -------------
Net capital share transactions (See Note 3) .....................       57,637,688        (16,571,764)
                                                                     -------------      -------------
Total increase/(decrease) in net assets .........................       57,637,229        (16,573,419)
Net Assets:
  Beginning of period ...........................................      196,799,168        213,372,587
                                                                     -------------      -------------
  End of period .................................................    $ 254,436,397      $ 196,799,168
                                                                     =============      =============




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE BEDFORD CLASS
                                          ----------------------------------------------------------------------------------
                                             FOR THE        FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                            SIX MONTHS       YEAR         YEAR          YEAR          YEAR          YEAR
                                              ENDED          ENDED        ENDED         ENDED         ENDED         ENDED
                                           FEBRUARY 28,    AUGUST 31,   AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                               2006          2005         2004          2003           2002         2001
                                          -------------   ----------   ----------    ----------    -----------   -----------
                                            (UNAUDITED)
Net asset value, beginning of period         $   1.00       $   1.00   $    1.00      $    1.00      $    1.00      $   1.00
                                             --------       --------   ---------       --------      ---------      --------
Income from investment operations:
   Net investment income ............          0.0164         0.0162      0.0025         0.0046         0.0157        0.0460
   Net gains on securities ..........              --             --          --         0.0005             --            --
                                             --------       --------   ---------       --------      ---------      --------
     Total net income from investment
       operations ...................          0.0164         0.0162      0.0025         0.0051         0.0157        0.0460
                                             --------       --------   ---------       --------      ---------      --------
Less distributions
   Dividends (from net investment
     income) ........................         (0.0164)       (0.0162)    (0.0025)       (0.0046)       (0.0157)      (0.0460)
   Distributions (from capital gains)              --             --          --             --        (0.0005)           --
                                             --------       --------   ---------       --------      ---------      --------
     Total distributions ............         (0.0164)       (0.0162)    (0.0025)       (0.0051)       (0.0157)      (0.0460)
                                             --------       --------   ---------       --------      ---------      --------
Net asset value, end of period ......        $   1.00       $   1.00   $    1.00       $   1.00      $    1.00      $   1.00
                                             ========       ========   =========       ========      =========      ========
Total Return ........................           1.65%          1.63%       0.25%          0.53%          1.59%         4.70%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ................        $138,428       $109,495   $  72,001       $ 80,406      $  52,878      $676,964
   Ratios of expenses to average
     net assets(a) ..................           0.86%          0.97%       0.94%          0.98%          1.00%         1.00%
   Ratios of net investment income
     to average net assets ..........           3.32%          1.68%       0.24%          0.46%          1.75          4.46%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford  Class of the Money Market  Portfolio  would have been 1.22% for the six months ended  February 28,
    2006 and  1.23%,  1.34%,  1.30%,  1.25%  and 1.19% for the  years  ended  August  31,  2005,  2004,  2003,  2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     THE SANSOM STREET CLASS
                                          ----------------------------------------------------------------------------------
                                            FOR THE         FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                          SIX MONTHS         YEAR         YEAR          YEAR          YEAR          YEAR
                                             ENDED           ENDED        ENDED         ENDED         ENDED         ENDED
                                          FEBRUARY 28,    AUGUST 31,   AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                             2006           2005         2004          2003           2002         2001
                                          -------------   ----------   ----------    ----------    -----------   -----------
                                            (UNAUDITED)

Net asset value, beginning of period         $   1.00       $   1.00    $   1.00       $   1.00       $   1.00      $   1.00
                                             --------       --------    --------       --------       --------      --------
Income from investment operations:
   Net investment income.............          0.0197         0.0239      0.0100         0.0114         0.0209        0.0511
   Net gains on securities...........              --             --          --         0.0005             --            --
                                             --------       --------    --------       --------       --------      --------
     Total net income from investment
       operations ...................          0.0197         0.0239      0.0100         0.0119         0.0209        0.0511
                                             --------       --------    --------       --------       --------      --------
Less distributions
   Dividends (from net investment
       income) .....................          (0.0197)       (0.0239)    (0.0100)       (0.0114)       (0.0209)      (0.0511)
   Distributions (from capital gains)              --             --          --        (0.0005)            --            --
                                             --------       --------    --------       --------       --------      --------
     Total distributions.............         (0.0197)       (0.0239)    (0.0100)       (0.0119)       (0.0209)      (0.0511)
                                             --------       --------    --------       --------       --------      --------
Net asset value, end of period.......        $   1.00       $   1.00    $   1.00       $   1.00       $   1.00      $   1.00
                                             ========       ========    ========       ========       ========      ========
     Total Return....................           1.98%          2.41%       1.00%          1.21%          2.11%         5.23%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted)                         $116,008       $ 87,304    $141,372       $198,373       $244,212      $201,632
   Ratios of expenses to average
     net assets(a)                              0.20%          0.20%       0.20%          0.30%          0.49%         0.49%
   Ratios of net investment income to
     average net assets                         3.98%          2.39%       0.98%          1.14%          2.10%         5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market  Portfolio  would have been 0.65% for the six months ended February
    28, 2006 and 0.67%,  0.59%,  0.57%,  0.64% and 0.61% for the years  ended  August 31,  2005,  2004,  2003,  2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

      RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

            A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

            B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

            C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

            D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

            F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

            Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the
      Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

            For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                 PORTFOLIO                       ANNUAL RATE
      -----------------------    ----------------------------------------------
      Money Market Portfolio     0.45% of first $250 million of net assets;
                                 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

            BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2006, advisory fees and waivers for the investment portfolio were as follows:

                                         GROSS                                     NET
                                       ADVISORY                                 ADVISORY
                                          FEE               WAIVER                 FEE
                                       --------            -------            --------------
      Money Market Portfolio           $535,243           $(460,547)              $74,696

      As of February 28, 2006, the Portfolio owed BIMC $11,485 in advisory fees.

      The  investment   adviser/administrator   may  voluntarily   waive  and/or
reimburse a portion of its management fees. The portfolio service provider may also voluntarily waive a portion of their fees and/or reimburse expenses.

      The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

      For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the six months ended February 28, 2006 was $15,434.

      PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

      PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2006, transfer agency fees for each class of shares within the investment portfolio were as follows:


                                                 TRANSFER AGENCY      BASIS
                                                       FEE           POINTS
                                                 ---------------     ------
      Money Market Portfolio
          Bedford Class                              $ 1,360          0.23
          Sansom Street Class                         18,200          3.05
                                                     -------
              Total Money Market Portfolio           $19,560
                                                     =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

      PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                PORTFOLIO                                 ANNUAL RATE
      ------------------------------     --------------------------------------------------
      Money Market Portfolio             0.025% of first $50 million of gross assets;
                                         0.020% of next $50 million of gross assets;
                                         0.015% of gross assets in excess of $100 million.

      The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

      The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2006, distribution fees paid to PFPC Distributors for each class were as follows:

                                                GROSS                                        NET
                                            DISTRIBUTION                                DISTRIBUTION
                                                 FEE                 WAIVER                  FEE
                                            ------------         -------------          ------------
      Money Market Portfolio
          Bedford Class                        $389,519                   --              $389,519
          Sansom Street Class                    29,833             $(29,833)                   --
                                               --------             --------              --------
          Total Money Market Portfolio         $419,352             $(29,833)             $389,519
                                               ========             ========              ========

      The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2006, service organization fees were $1,214 for the Money Market Portfolio.

      As of February 28, 2006, the Portfolio owed PFPC and its affiliates $76,042 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

      Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                    FOR THE             FOR THE
                                               SIX MONTHS ENDED       YEAR ENDED
                                               FEBRUARY 28, 2006    AUGUST 31, 2005
                                               ----------------     ----------------

                                                  (UNAUDITED)
                                                     VALUE               VALUE
                                               ----------------     ----------------
Shares sold:
    Bedford Class                              $   254,588,873     $   442,206,980
    Sansom Street Class                            974,708,066       1,616,798,271
                                               ---------------     ---------------
       Total Shares Sold                         1,229,296,939       2,059,005,251
Shares issued on reinvestment of dividends:
    Bedford Class                                    1,954,376           1,524,066
    Sansom Street Class                                 75,846             135,455
                                               ---------------     ---------------
       Total Shares Reinvested                       2,030,222           1,659,521
Shares repurchased:
    Bedford Class                                 (227,609,237)       (406,236,164)
    Sansom Street Class                           (946,080,236)     (1,671,000,372)
                                               ---------------     ---------------
       Total Shares Repurchased                 (1,173,689,473)     (2,077,236,536)
                                               ---------------     ---------------
Net Increase/(Decrease)                        $    57,637,688     $   (16,571,764)
                                               ===============     ===============
Bedford Shares authorized                        1,500,000,000       1,500,000,000
                                               ===============     ===============
Sansom Street Shares authorized                  1,500,000,000       1,500,000,000
                                               ===============     ===============

NOTE 4. NET ASSETS

      At February 28, 2006, net assets consisted of the following:


                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $254,440,530
Accumulated net realized loss on investments                         (4,133)
                                                               ------------
   Total net assets                                            $254,436,397
                                                               ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

NOTE 5. FEDERAL INCOME TAX INFORMATION

      The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no Federal tax provision is required.

      For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2005, the Fund had capital loss carryforwards of $3,587 available to offset future realized capital gains which expire August 31, 2013.

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

1. PROXY VOTING

      Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Sansom Street        (888) 261-4073

2. QUARTERLY PORTFOLIO SCHEDULES

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.760
Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                        [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS


                             N/I NUMERIC INVESTORS
                              Emerging Growth Fund

                             N/I NUMERIC INVESTORS
                                  Growth Fund

                             N/I NUMERIC INVESTORS
                                  Mid Cap Fund

                             N/I NUMERIC INVESTORS
                              Small Cap Value Fund


                               Semi-Annual Report
                                February 28, 2006
                                  (Unaudited)

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                           [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                                ADVISER'S REPORT
                                   (UNAUDITED)

April 21, 2006

Dear Shareholder:

We are pleased to provide you with the 2006 semi-annual report on the performance of the N/I NUMERIC INVESTORS FAMILY OF FUNDS (each, a "Fund" and collectively, the "Funds") for the period September 1, 2005 through February 28, 2006, the first half of our Funds' current fiscal year.

INVESTMENT DISCUSSION

The table below compares the returns of our four Funds with the returns of their respective benchmarks for several periods all ended on February 28, 2006.


                                                               TOTAL RETURNS
                                                               -------------
                                                                             THREE YEARS           FIVE YEARS         AVERAGE
                                    SIX MONTHS            ONE YEAR              ENDED                 ENDED            ANNUAL
                                       ENDED                ENDED         FEBRUARY 28, 2006    FEBRUARY 28, 2006    RETURN SINCE
                                FEBRUARY 28, 2006     FEBRUARY 28, 2006       ANNUALIZED           ANNUALIZED        INCEPTION*
                                -----------------     -----------------   -----------------    -----------------    ------------
EMERGING GROWTH FUND                  +13.01%              +19.82%              +30.93%              +15.35%           +17.16%
Russell 2000(R) Growth Index          +11.69%              +17.34%              +26.76%               +5.53%            +3.81%
DIFFERENCE                             +1.32%               +2.48%               +4.17%               +9.82%           +13.35%

GROWTH FUND                            +9.20%              +14.24%              +27.06%               +9.87%           +10.11%
Russell 2500(R) Growth Index          +11.24%              +17.91%              +26.74%               +6.43%            +6.48%
DIFFERENCE                             (2.04)%              (3.67)%              +0.32%               +3.44%            +3.63%

MID CAP FUND                          +11.80%              +23.23%              +27.85%              +10.90%           +13.67%
Russell Mid Cap(R) Index               +8.90%              +17.67%              +27.24%              +10.55%           +12.23%
S&P MidCap 400(R) Index**              +9.35%              +17.35%              +25.36%              +10.47%           +14.10%
DIFFERENCE (RUSSELL
  MID CAP(R) INDEX)                    +2.90%               +5.56%               +0.61%               +0.35%            +1.44%

SMALL CAP VALUE FUND                   +9.88%              +16.25%              +30.65%              +21.65%           +20.56%
Russell 2000(R) Value Index            +8.80%              +15.62%              +29.16%              +14.77%           +13.79%
DIFFERENCE                             +1.08%               +0.63%               +1.49%               +6.88%            +6.77%

 * Inception Dates: June 3, 1996 for all Funds except Small Cap Value Fund, which launched on November 30, 1998.

** This is not a benchmark of the Fund. Results of index performance are shown for general comparative purposes.

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT WWW.NUMERIC.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Unlike a mutual fund, performance of an index assumes no taxes, transaction costs, fees, or expenses. The indices are unmanaged and are not available for direct investment.

SMALL AND MID-SIZED COMPANY STOCKS ARE GENERALLY MORE VOLATILE AND LESS LIQUID THAN LARGE COMPANY STOCKS.

FOREIGN   SECURITIES  MAY  INVOLVE   ADDITIONAL  RISKS,   SOCIAL  AND  POLITICAL
INSTABILITY, REDUCED MARKET LIQUIDITY AND CURRENCY VOLATILITY.

The N/I NUMERIC INVESTORS FAMILY OF FUNDS experienced significant positive returns during the six-month period ended February 28, 2006, with the smallest return being 9.2%. In three of the four funds, the significant positive absolute return was augmented by a positive benchmark-relative return. The positive benchmark-relative return during the period ranged from slightly more than 1% for the Small Cap Value Fund to 2.9% for the Mid Cap Fund, with only the Growth Fund trailing its benchmark by about 2%.

Equity markets were once again firm over the six-month period ended February 28, 2006, more than recovering from a sharp pull-back during October, with a majority of the positive return coming during the months of November and January. October's decline was precipitated by lack-luster third quarter earnings relative to aggressive expectations, combined with some soft economic data (e.g. weaker than expected measures for: a leading economic index, consumer confidence, industrial production, and durable goods orders). In addition, inflationary concerns also weighed on the market following a higher than expected producer price index. Equity markets then spent the month of November more than undoing October's decline. Most of the economic data released during the month (including consumer confidence, durable goods orders and leading economic indicators) re-established investor confidence that the growth trajectory remains intact and that inflation is being kept in check. Finally, January was the most fruitful month for equity investors during this recent semi-annual period, as the Russell 3000(R) was up over 3.3%. Generally tame inflation measures during the month prompted many to believe that the Federal Reserve may be at the end of its tightening cycle. Furthermore, January was marked by an increased appetite for risk by investors, as smaller capitalization, higher beta, and high growth stocks all outperformed.

The Federal Reserve continued its "measured pace policy" of monetary tightening and raised the federal funds target rate four times, in each instance by 25 bps, over this six month period. This Fed tightening has brought the federal funds rate from 3.5% to 4.5%. More importantly, the rate increases at the short end of the yield curve (i.e. the portion which the Federal Reserve has direct control over) have been met with stubbornly resilient yields at the long end (i.e. the portion, such as the 10-year bond, which is controlled by market forces). During our last letter at the end of August 2005, we indicated that the yield curve may become inverted by year end. Indeed, it has become inverted, with the spread between 2-year T-Bills and 10-year Treasuries standing down 12bps at the end of this semi-annual period.

Inspecting the market's return in greater detail during the past six months reveals that investors once again demonstrated a preference for smaller to mid-sized companies over their large cap counterparts. In addition, a preference was shown for value stocks over growth stocks in the large capitalization domain, while the reverse was true in the mid and small cap domain. Using the Russell style indices, small cap growth stocks were found to be the best performing group during the period, with the Russell 2000(R) Growth index up 11.69%.

As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios that are effectively economic-sector neutral with respect to their benchmark. Namely, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight.

An attribution analysis of each Fund's return over the past six months reveals that our information-flow based models (i.e. Estrend, Quality of Earnings and Short Interest) all added value across the Fund family. This is in sharp contrast to our Fair Value model which suffered another period of weakness. The alternative valuation technique based on cash flow and used for growth stocks, did not mitigate these losses but rather also contributed. While the information flow success was sufficient to overcome Fair Value's weakness in the Mid Cap, Emerging Growth, and Small Cap Value Funds, this was unfortunately not true for the Growth Fund. The end result was that the former three funds achieved positive benchmark-relative returns over this semi-annual period, while Growth did not. As we mentioned in our last letter, the Fair Value weakness, while undesirable, follows a fruitful period of several years. The return to value has been substantial post the equity bubble bursting, leading to a compression in valuation disparities across the market. It is not altogether surprising that the Fair Value model may suffer some decline for short periods following such success and resulting compression. However, we believe that the growth and quality adjustments made in our Fair Value model, combined with our use of information flow, will ultimately help the strategies add value.

The following table summarizes which economic sectors were among the largest positive contributors to the benchmark relative return for each Fund during the six-month period ended February 28, 2006.

      FUND               LARGEST CONTRIBUTING SECTORS            SECTOR'S RETURN
      ----               ----------------------------            ---------------

Emerging Growth                   Industrials                         24.5%
                            Consumer Non-Cyclicals                    11.6%
Growth                      Consumer Non-Cyclicals                     9.0%
                              Consumer Cyclicals                      12.0%
Mid Cap                     Consumer Non-Cyclicals                    15.0%
                              Consumer Cyclicals                       9.9%
Small Cap Value               Consumer Cyclicals                      11.8%
                                  Industrials                         19.7%

Examining the benchmark relative return at the individual security level for the Emerging Growth Fund, the construction machinery manufacturer, JLG Industries, (+50bps contribution to the Fund's relative return), and the printed circuit board manufacturer, Multi-Fineline Electronix (+49bps), were among the largest positive contributors to the Fund's benchmark relative return during the six-month period. The largest detractors included Tekelec (-23bps), the telecommunications equipment manufacturer, and Transmontaigne Inc. (-22bps), the oilfield services company.

The Growth Fund's largest positive contributors to relative return included the specialty investment services company, GFI Group (+50bps), and the heavy machinery manufacturer, Terex Corp. (+33bps). On the downside, Nash Finch
(-23bps), the food wholesaler, and The Mills Corp. (-23bps), a regional mall real-estate investment trust company, were among the largest detractors to the relative return.

Considering the Mid Cap Fund, the largest contributors to the relative return included the hard disk drive manufacturer, Seagate Technology (+55bps), and the pharmacy benefit management company, Express Scripts (+48bps). The Mills Corp. (-34bps), a regional mall real-estate investment trust company, and IPC Holdings (-29bps), the property catastrophe re-insurer, were among the largest detractors from the Fund's relative return.

Finally, for the Small Cap Value Fund, the largest positive contributors to relative return included the hotel franchise company, Choice Hotels International (+50bps), and the oil refining company, Frontier Oil Corp. (+40bps). The holdings which most negatively impacted the relative return included Nash Finch (-40bps), the food wholesaler, and IPC Holdings (-33bps), the property catastrophe re-insurer.

Sincerely,


/s/ Langdon B. Wheeler                          /s/ Joseph Schirripa

Langdon B. Wheeler, CFA                         Joseph Schirripa, CFA
President and Chief Investment Officer          Co-Portfolio Manager
Numeric Investors LLC                           n/i Mid Cap Fund

----------
For more information regarding the holdings of the N/I NUMERIC INVESTORS FAMILY OF FUNDS, please refer to the Portfolio of Investments on PAGES 11-28. Portfolio holdings may be subject to change at any time. In addition to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                        FUND EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                  FUND EXPENSE EXAMPLES (UNAUDITED) (CONCLUDED)

                                                                         EMERGING GROWTH FUND
                                                -----------------------------------------------------------------------
                                                    BEGINNING                    ENDING                   EXPENSES PAID
                                                  ACCOUNT VALUE              ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2005          FEBRUARY 28, 2006                 PERIOD*
                                                -----------------          -----------------              -------------
Actual                                             $1,000.00                   $1,130.10                     $6.18
Hypothetical (5% return before expenses)            1,000.00                    1,018.93                      5.87

                                                                              GROWTH FUND
                                                -----------------------------------------------------------------------

                                                    BEGINNING                    ENDING                   EXPENSES PAID
                                                  ACCOUNT VALUE              ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2005          FEBRUARY 28, 2006                 PERIOD*
                                                -----------------          -----------------              -------------
Actual                                             $1,000.00                   $1,092.00                     $4.88
Hypothetical (5% return before expenses)            1,000.00                    1,020.08                      4.72

                                                                              MID CAP FUND
                                                -----------------------------------------------------------------------

                                                    BEGINNING                    ENDING                   EXPENSES PAID
                                                  ACCOUNT VALUE              ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2005          FEBRUARY 28, 2006                 PERIOD*
                                                -----------------          -----------------              -------------
Actual                                             $1,000.00                   $1,118.00                     $6.83
Hypothetical (5% return before expenses)            1,000.00                    1,018.27                      6.53

                                                                          SMALL CAP VALUE FUND
                                                -----------------------------------------------------------------------

                                                    BEGINNING                    ENDING                   EXPENSES PAID
                                                  ACCOUNT VALUE              ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2005          FEBRUARY 28, 2006                 PERIOD*
                                                -----------------          -----------------              -------------
Actual                                             $1,000.00                   $1,098.80                     $5.78
Hypothetical (5% return before expenses)            1,000.00                    1,019.23                      5.57

* Expenses are equal to the Funds' annualized expense ratios in the table below, which include waived fees, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.

                                              EXPENSE RATIO
                                              -------------
          Emerging Growth Fund                    1.17%
          Growth Fund                             0.94%
          Mid Cap Fund                            1.30%
          Small Cap Value Fund                    1.11%

                            [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS
   Medical Instruments & Supplies ...............       5.8%      $   8,321,468
   Retail - Specialty ...........................       5.6           8,042,960
   Pharmaceuticals ..............................       5.0           7,218,067
   Semiconductors ...............................       4.3           6,253,630
   Biotech ......................................       3.9           5,587,092
   Telecommunications Equipment
      & Services ................................       3.9           5,548,123
   Electronic Components
      & Accessories .............................       3.7           5,380,913
   Transportation ...............................       3.7           5,269,716
   Oil & Gas Field Exploration ..................       3.6           5,109,256
   Computer Software ............................       3.0           4,331,529
   Real Estate Investment Trusts ................       2.9           4,231,811
   Machinery ....................................       2.5           3,657,238
   Medical & Medical Services ...................       2.5           3,618,888
   Building & Building Materials ................       2.5           3,591,538
   Business Services ............................       2.1           3,081,377
   Leisure & Entertainment ......................       2.1           3,075,457
   Health Care ..................................       1.8           2,630,669
   Oil Refining .................................       1.8           2,578,245
   Internet Content .............................       1.8           2,572,389
   Banks ........................................       1.8           2,561,052
   Food & Agriculture ...........................       1.7           2,457,150
   Computers, Software & Servicing ..............       1.6           2,321,578
   Oil & Gas Field Services .....................       1.6           2,261,961
   Restaurants ..................................       1.6           2,256,984
   Building Supplies ............................       1.6           2,256,486
   Insurance - Property & Casualty ..............       1.6           2,234,850
   Computer Services ............................       1.5           2,230,290
   Oil & Gas Equipment & Services ...............       1.5           2,187,600
   Financial Services ...........................       1.3           1,901,957
   Apparel ......................................       1.0           1,478,384
   Services - Management Consulting .............       1.0           1,432,004
   Manufacturing ................................       1.0           1,401,542
   Mortgage .....................................       1.0           1,397,260
   Computer Networking Products .................       1.0           1,386,320
   Airlines .....................................       0.9           1,260,875
   Commercial Services ..........................       0.9           1,237,739
   Data Processing ..............................       0.8           1,191,550
   Chemicals - Specialty ........................       0.8           1,156,870
   Electronic Components ........................       0.8           1,155,360
   Chemicals - Diversified ......................       0.8           1,119,810

--------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
   Construction & Building Materials ............       0.8%      $   1,088,580
   Electrical Equipment .........................       0.7           1,062,608
   Residential Construction .....................       0.7             966,896
   Telecommunications Equipment .................       0.7             962,958
   Automobile Parts & Equipment .................       0.6             925,320
   Rubber & Misc Plastics .......................       0.6             888,018
   Drugs & Medical Products .....................       0.6             887,268
   Office & Business Equipment ..................       0.5             792,000
   Cellular Communications ......................       0.5             747,890
   Commercial Banks .............................       0.4             521,055
   Consumer Products ............................       0.4             517,650
   Metals .......................................       0.3             490,170
   Home Furnishings .............................       0.3             471,644
   Aerospace & Defense ..........................       0.3             451,130
   Steel ........................................       0.3             441,440
   Paper & Allied Products ......................       0.3             385,725
   Industrial Parts .............................       0.2             357,416
   Investment ...................................       0.2             239,830
   Schools ......................................       0.2             233,280
   Engineering ..................................       0.2             217,352
   Musical Instruments ..........................       0.1             204,290
   Hotels & Motels ..............................       0.1             195,980
   Savings & Loan Associations ..................       0.1             174,810
   Property & Casuality Insurance ...............       0.1             147,748
   Printing .....................................       0.1             142,996
   Computer Peripherals .........................       0.1             142,710
   Packaging ....................................       0.1             127,402
   Services - Medical ...........................       0.1             114,595
   Research .....................................       0.1              91,440
   Environmental Services .......................        --*             62,335
REPURCHASE AGREEMENTS ...........................       2.5           3,507,505
LIABILITIES IN EXCESS
   OF OTHER ASSETS ..............................      (0.5)           (662,064)
                                                      -----       -------------
NET ASSETS ......................................     100.0%      $ 143,885,965
                                                      =====       =============

----------
*     Amount is less than 0.1% of Net Assets.

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                   GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS
  Retail - Specialty ...........................        7.3%       $  3,494,502
  Computer Software ............................        5.8           2,803,355
  Pharmaceuticals ..............................        5.1           2,453,627
  Medical Instruments & Supplies ...............        4.9           2,358,039
  Semiconductors ...............................        4.9           2,343,137
  Telecommunications Equipment
     & Services ................................        3.9           1,852,480
  Oil & Gas Equipment & Services ...............        3.8           1,834,948
  Transportation ...............................        3.6           1,705,286
  Oil & Gas Field Exploration ..................        3.5           1,666,087
  Real Estate Investment Trusts ................        2.9           1,403,036
  Health Care ..................................        2.7           1,316,632
  Manufacturing ................................        2.7           1,316,185
  Electronic Components
     & Accessories .............................        2.7           1,298,515
  Machinery ....................................        2.5           1,192,860
  Medical & Medical Services ...................        2.4           1,165,657
  Insurance - Property & Casualty ..............        2.3           1,120,251
  Restaurants ..................................        2.2           1,070,980
  Computer Services ............................        2.2           1,041,909
  Schools ......................................        2.0             983,352
  Building & Building Materials ................        2.0             961,367
  Biotech ......................................        2.0             957,365
  Mortgage .....................................        1.6             748,034
  Oil Refining .................................        1.5             701,869
  Computer Networking Products .................        1.4             665,075
  Banks ........................................        1.3             622,477
  Leisure & Entertainment ......................        1.3             607,025
  Hospitals ....................................        1.2             599,476
  Chemicals - Diversified ......................        1.1             511,300
  Apparel ......................................        1.0             498,549
  Residential Construction .....................        1.0             495,508
  Financial Services ...........................        1.0             465,055
  Internet Content .............................        1.0             463,219
  Consumer Products ............................        0.9             428,005
  Chemicals - Specialty ........................        0.9             419,670
  Engineering ..................................        0.9             408,240
  Utilities ....................................        0.8             360,873
  Services - Management Consulting .............        0.7             339,320
  Oil & Gas Field Services .....................        0.7             330,987
  Hotels & Motels ..............................        0.7             311,710
  Waste Management .............................        0.6             301,847

--------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
  Savings & Loan Associations ..................        0.6%       $    300,676
  Automobiles & Trucks .........................        0.6             296,434
  Electronic Measurements -
     Instruments ...............................        0.6             293,315
  Food & Agriculture ...........................        0.6             281,236
  Metals .......................................        0.6             276,269
  Automobile Parts & Equipment .................        0.5             253,666
  Commercial Services ..........................        0.5             242,991
  Data Processing ..............................        0.4             211,700
  Airlines .....................................        0.4             209,152
  Office & Business Equipment ..................        0.3             164,736
  Steel ........................................        0.3             148,793
  Electrical Equipment .........................        0.3             122,419
  Rubber & Misc Plastics .......................        0.2             113,984
  Internet Software ............................        0.2              92,392
  Computer Peripherals .........................        0.2              86,430
  Business Services ............................        0.1              70,678
  Insurance - Health & Life ....................        0.1              69,345
  Printing .....................................        0.1              60,671
  Laboratory Analytical Instruments ............        0.1              36,229
  Building Supplies ............................        0.1              28,840
REPURCHASE AGREEMENTS ..........................        2.3           1,128,106
LIABILITIES IN EXCESS
   OF OTHER ASSETS .............................       (0.1)            (55,460)
                                                      -----        ------------
NET ASSETS .....................................      100.0%       $ 48,050,411
                                                      =====        ============

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                  MID CAP FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                        % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS
  Banks ........................................        8.9%       $  3,494,517
  Real Estate Investment Trusts ................        6.6           2,586,726
  Oil & Gas Field Exploration ..................        5.1           2,023,179
  Utilities ....................................        4.6           1,810,819
  Medical Instruments & Supplies ...............        4.6           1,804,503
  Leisure & Entertainment ......................        4.3           1,671,564
  Pharmaceuticals ..............................        3.9           1,537,086
  Semiconductors ...............................        3.2           1,268,247
  Aerospace & Defense ..........................        3.2           1,266,121
  Insurance - Property & Casualty ..............        3.0           1,192,388
  Manufacturing ................................        2.9           1,134,489
  Computer Services ............................        2.7           1,067,230
  Financial Services ...........................        2.7           1,056,621
  Electronic Components
     & Accessories .............................        2.5             985,382
  Chemicals - Specialty ........................        2.3             913,457
  Computer Networking Products .................        2.1             816,756
  Restaurants ..................................        2.0             801,055
  Medical & Medical Services ...................        1.8             714,697
  Telecommunications Equipment
     & Services ................................        1.6             626,714
  Schools ......................................        1.5             605,658
  Airlines .....................................        1.4             534,158
  Office & Business Equipment ..................        1.3             495,784
  Consumer Products ............................        1.2             474,505
  Biotech ......................................        1.2             467,025
  Retail - Specialty ...........................        1.2             452,430
  Wholesale - Distribution .....................        1.1             448,720
  Chemicals - Diversified ......................        1.1             438,700
  Beverages ....................................        1.1             437,464
  Paper & Allied Products ......................        1.1             431,000
  Hazardous Waste Management ...................        1.1             427,570
  Residential Construction .....................        1.1             421,680
  Food .........................................        1.1             413,160
  Services - Management Consulting .............        1.0             408,250
  Machinery ....................................        1.0             407,031
  Oil Refining .................................        1.0             405,310
  Food & Agriculture ...........................        1.0             403,850
  Multimedia/Publishing ........................        1.0             391,608
  Computer Software ............................        1.0             388,727
  Energy .......................................        1.0             387,686

--------------------------------------------------------------------------------
SECURITY TYPE/                                        % OF            VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
  Metals .......................................        1.0%       $    384,625
  Mortgage .....................................        1.0             384,318
  Oil & Gas Equipment & Services ...............        0.9             347,965
  Insurance - Health & Life ....................        0.6             245,417
  Automobile Parts & Equipment .................        0.6             240,640
  Apparel ......................................        0.6             234,820
  Hotels & Motels ..............................        0.5             204,838
REPURCHASE AGREEMENTS ..........................        4.5           1,774,843
LIABILITIES IN EXCESS
   OF OTHER ASSETS .............................       (0.2)            (93,577)
                                                      -----        ------------
NET ASSETS .....................................      100.0%       $ 39,335,756
                                                      =====        ============

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                        % OF             VALUE
INDUSTRY CLASSIFICATION                            NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS
  Real Estate Investment Trusts .................      10.0%      $  23,627,515
  Retail - Specialty ............................       6.3          15,001,235
  Transportation ................................       4.6          10,967,419
  Savings & Loan Associations ...................       4.4          10,474,354
  Banks .........................................       4.3          10,213,853
  Insurance - Property & Casualty ...............       4.3          10,060,788
  Semiconductors ................................       4.0           9,440,022
  Telecommunications Equipment
     & Services .................................       3.7           8,772,067
  Utilities .....................................       3.0           7,115,930
  Manufacturing .................................       2.9           6,957,798
  Mortgage ......................................       2.8           6,647,154
  Electronic Components
  & Accessories .................................       2.6           6,241,226
  Oil & Gas Field Exploration ...................       2.6           6,043,990
  Insurance - Health & Life .....................       2.3           5,372,647
  Pharmaceuticals ...............................       2.0           4,790,723
  Computer Networking Products ..................       1.9           4,395,140
  Financial Services ............................       1.8           4,283,112
  Machinery .....................................       1.8           4,148,208
  Metals ........................................       1.7           4,003,814
  Electrical Equipment ..........................       1.7           3,936,800
  Chemicals - Specialty .........................       1.6           3,793,636
  Restaurants ...................................       1.6           3,771,536
  Oil Refining ..................................       1.6           3,720,665
  Computers, Software & Servicing ...............       1.4           3,412,795
  Computer Software .............................       1.4           3,231,146
  Medical & Medical Services ....................       1.3           2,989,332
  Computer Services .............................       1.2           2,945,146
  Chemicals - Diversified .......................       1.2           2,879,190
  Building & Building Materials .................       1.2           2,747,996
  Medical Instruments & Supplies ................       1.1           2,595,749
  Apparel .......................................       0.9           2,100,823
  Leisure & Entertainment .......................       0.9           2,029,910
  Waste Management ..............................       0.8           1,905,444
  Hotels & Motels ...............................       0.8           1,794,559
  Residential Construction ......................       0.7           1,754,984
  Health Care ...................................       0.7           1,675,481
  Commercial Services ...........................       0.7           1,638,000
  Engineering ...................................       0.7           1,475,562
--------------------------------------------------------------------------------
  Building Supplies .............................       0.6           1,527,788
  Schools .......................................       0.6           1,522,537
  Steel .........................................       0.6           1,435,284

--------------------------------------------------------------------------------
SECURITY TYPE/                                        % OF             VALUE
INDUSTRY CLASSIFICATION                            NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------

 COMMON STOCKS--(CONTINUED)
    Commercial Banks ............................       0.6%      $   1,363,133
    Services - Management Consulting ............       0.6           1,361,272
    Hospitals ...................................       0.5           1,240,681
    Airlines ....................................       0.5           1,238,425
    Data Processing .............................       0.5           1,125,685
    Oil & Gas Equipment & Services ..............       0.4           1,009,704
    Cellular Communications .....................       0.4             975,260
    Office & Business Equipment .................       0.4             930,600
    Rubber & Misc Plastics ......................       0.4             917,000
    Automobiles & Trucks ........................       0.4             898,110
    Telecommunications & Equipment ..............       0.4             846,144
    Food & Agriculture ..........................       0.3             819,019
    Consumer Products ...........................       0.3             755,283
    Construction & Building Materials ...........       0.3             716,251
    Paper & Allied Products .....................       0.3             686,350
    Telephone ...................................       0.3             612,733
    Automobile Parts & Equipment ................       0.3             584,896
    Home Furnishings ............................       0.2             549,796
    Internet Software ...........................       0.2             448,402
    Business Services ...........................       0.2             394,671
    Investment ..................................       0.1             345,686
    Oil & Gas Exploration .......................       0.1             323,328
    Power, Distribution & Specialty
       Transformers .............................       0.1             299,754
    Property & Casuality Insurance ..............       0.1             277,028
    Electrical Work .............................       0.1             238,017
    Mobile Homes ................................       0.1             220,080
    Laboratory Analytical Instruments ...........       0.1             211,470
    Internet Content ............................       0.1             209,124
    Electric Services ...........................       0.1             120,015
    Printing ....................................       0.1             117,461
    Environmental Services ......................        --*            103,298
    Musical Instruments .........................        --*             98,850
    Oil & Gas Field Services ....................        --*             85,120
 REPURCHASE AGREEMENTS ..........................       2.3           5,478,568
 WARRANTS .......................................        --*                574
 LIABILITIES IN EXCESS OF OTHER ASSETS ..........      (1.1)         (2,699,682)
                                                      -----       -------------
 NET ASSETS .....................................     100.0%      $ 236,343,464
                                                      =====       =============

----------
*     Amount is less than 0.1% of Net Assets.

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--98.0%
           AEROSPACE & DEFENSE--0.3%
   19,700  Allied Defense Group, Inc. (The)*+ ....................    $  451,130
                                                                      ----------
           AIRLINES--0.9%
   91,000  ExpressJet Holdings, Inc.* ............................       684,320
   66,500  World Air Holdings, Inc.*+ ............................       576,555
                                                                      ----------
                                                                       1,260,875
                                                                      ----------
           APPAREL--1.0%
    5,700  Children's Place Retail Stores, Inc. (The)*+ ..........       266,019
   33,500  Guess?, Inc.*+ ........................................     1,212,365
                                                                      ----------
                                                                       1,478,384
                                                                      ----------
           AUTOMOBILE PARTS & EQUIPMENT--0.6%
   75,700  Accuride Corp.* .......................................       856,924
    5,356  Audiovox Corp., Class A* ..............................        68,396
                                                                      ----------
                                                                         925,320
                                                                      ----------
           BANKS--1.8%
   20,300  Corus Bankshares, Inc. ................................     1,219,015
   40,300  First BanCorp.+ .......................................       510,198
   23,891  Intervest Bancshares Corp.* ...........................       751,611
    3,100  TriCo Bancshares ......................................        80,228
                                                                      ----------
                                                                       2,561,052
                                                                      ----------
           BIOTECH--3.9%
    2,700  Adolor Corp.* .........................................        74,169
   12,600  Alkermes, Inc.* .......................................       320,166
   12,000  Amylin Pharmaceuticals, Inc.* .........................       520,560
   35,660  Anika Therapeutics, Inc.* .............................       489,255
   24,300  Arena Pharmaceuticals, Inc.*+ .........................       430,353
   16,823  BioMarin Pharmaceutical, Inc.* ........................       220,045
    5,700  CV Therapeutics, Inc.* ................................       153,387
   17,500  Human Genome Sciences, Inc.* ..........................       219,100
    7,100  ICOS Corp.* ...........................................       171,323
   39,900  Ligand Pharmaceuticals, Inc., Class B*+ ...............       496,755
   12,000  Medarex, Inc.* ........................................       177,120
    3,900  Myogen, Inc.* .........................................       147,810
    3,800  Myriad Genetics, Inc.* ................................        97,584
    3,700  Neurocrine Biosciences, Inc.* .........................       242,757
   31,832  Regeneron Pharmaceuticals, Inc.* ......................       521,090
   37,200  SuperGen, Inc.* .......................................       189,348
    3,900  Tanox, Inc.* ..........................................        74,412
    4,600  Threshold Pharmaceuticals, Inc.*+ .....................        69,230
   50,265  ViroPharma, Inc.* .....................................       972,628
                                                                      ----------
                                                                       5,587,092
                                                                      ----------
           BUILDING & BUILDING MATERIALS--2.5%
   47,709  Builders FirstSource, Inc.* ...........................     1,131,180

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           BUILDING & BUILDING MATERIALS--(CONTINUED)
   20,952  Cavco Industries, Inc.* ...............................    $  964,840
   16,600  Palm Harbor Homes, Inc.*+ .............................       347,770
   91,600  U.S. Concrete, Inc.*+ .................................     1,147,748
                                                                      ----------
                                                                       3,591,538
                                                                      ----------
           BUILDING SUPPLIES--1.6%
   68,900  BlueLinx Holdings, Inc.+ ..............................     1,094,132
   15,300  Building Materials Holding Corp.+ .....................     1,029,690
    2,300  NCI Building Systems, Inc.* ...........................       132,664
                                                                      ----------
                                                                       2,256,486
                                                                      ----------
           BUSINESS SERVICES--2.1%
   10,130  Barrett Business Services, Inc.* ......................       243,829
   18,300  Kenexa Corp*+ .........................................       488,976
   11,700  Marlin Business Services, Inc.*+ ......................       269,100
   65,800  On Assignment, Inc.*+ .................................       729,722
   40,219  Plexus Corp.* .........................................     1,349,750
                                                                      ----------
                                                                       3,081,377
                                                                      ----------
           CELLULAR COMMUNICATIONS--0.5%
   52,300  Syniverse Holdings, Inc.*+ ............................       747,890
                                                                      ----------
           CHEMICALS - DIVERSIFIED--0.8%
   48,900  Rockwood Holdings, Inc.* ..............................     1,119,810
                                                                      ----------
           CHEMICALS - SPECIALTY--0.8%
   53,165  UAP Holding Corp. .....................................     1,156,870
                                                                      ----------
           COMMERCIAL BANKS--0.4%
    5,692  City Bank .............................................       240,885
   19,800  Dollar Financial Corp.*+ ..............................       280,170
                                                                      ----------
                                                                         521,055
                                                                      ----------
           COMMERCIAL SERVICES--0.9%
   14,100  PeopleSupport, Inc.* ..................................       143,256
   25,674  Steiner Leisure Ltd.* .................................     1,094,483
                                                                      ----------
                                                                       1,237,739
                                                                      ----------
           COMPUTER NETWORKING PRODUCTS--1.0%
   23,900  Adaptec, Inc.* ........................................       149,614
    3,600  Atheros Communications* ...............................        74,088
   20,100  Black Box Corp.+ ......................................       960,378
   25,600  Performance Technologies, Inc.* .......................       202,240
                                                                      ----------
                                                                       1,386,320
                                                                      ----------
           COMPUTER PERIPHERALS--0.1%
   21,300  Lexar Media, Inc.*+ ...................................       142,710
                                                                      ----------
           COMPUTER SERVICES--1.5%
   89,400  Advanced Digital Information Corp.*+ ..................       774,204
   25,400  Liveperson, Inc.* .....................................       139,700

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTER SERVICES--(CONTINUED)
   13,286  Radiant Systems, Inc.*+ ..............................     $  189,724
   45,705  Sykes Enterprises, Inc.* .............................        608,791
   30,463  Syntel, Inc. .........................................        517,871
                                                                      ----------
                                                                       2,230,290
                                                                      ----------
           COMPUTER SOFTWARE--3.0%
   12,900  American Reprographics Co.*+ .........................        370,230
   98,380  Aspen Technology, Inc.*+ .............................      1,178,592
   29,200  Embarcadero Technologies, Inc* .......................        200,020
   16,894  Informatica Corp.* ...................................        270,642
   47,856  LaserCard Corp.*+ ....................................        874,329
   40,922  Magma Design Automation, Inc.* .......................        352,748
   66,671  QAD, Inc.+ ...........................................        533,368
   28,000  StarTek, Inc.+ .......................................        551,600
                                                                      ----------
                                                                       4,331,529
                                                                      ----------
           COMPUTERS, SOFTWARE & SERVICING--1.6%
   86,230  Peerless Systems Corp.* ..............................        644,138
   32,800  TheStreet.Com, Inc. ..................................        254,528
   45,500  VeriFone Holdings, Inc.* .............................      1,201,200
   29,800  webMethods, Inc.* ....................................        221,712
                                                                      ----------
                                                                       2,321,578
                                                                      ----------
           CONSTRUCTION & BUILDING MATERIALS--0.8%
   29,161  Insteel Industries, Inc. .............................      1,088,580
                                                                      ----------
           CONSUMER PRODUCTS--0.4%
   49,300  Playtex Products, Inc.* ..............................        517,650
                                                                      ----------
           DATA PROCESSING--0.8%
    6,559  CSG Systems International, Inc.* .....................        144,167
   89,139  infoUSA, Inc. ........................................      1,047,383
                                                                      ----------
                                                                       1,191,550
                                                                      ----------
           DRUGS & MEDICAL PRODUCTS--0.6%
   39,800  Depomed, Inc.* .......................................        260,690
    5,800  Matrixx Initiatives, Inc.*+ ..........................        149,292
    3,800  Xenoport, Inc.* ......................................         73,036
   15,400  Zoll Medical Corp.* ..................................        404,250
                                                                      ----------
                                                                         887,268
                                                                      ----------
           ELECTRICAL EQUIPMENT--0.7%
    6,869  Craftmade International, Inc. ........................        125,016
   23,300  Regal-Beloit Corp.+ ..................................        937,592
                                                                      ----------
                                                                       1,062,608
                                                                      ----------
           ELECTRONIC COMPONENTS--0.8%
    7,800  Hittite Microwave Corp.* .............................        215,514
    2,400  Integral Systems, Inc.+ ..............................         67,224

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           ELECTRONIC COMPONENTS--(CONTINUED)
   57,193  Spansion, Inc.*+ .....................................     $  835,018
    6,800  Staktek Holdings, Inc.*+ .............................         37,604
                                                                      ----------
                                                                       1,155,360
                                                                      ----------
           ELECTRONIC COMPONENTS & ACCESSORIES--3.7%
  118,400  ANADIGICS, Inc.* .....................................        747,104
   84,927  CEVA, Inc.* ..........................................        512,110
   38,669  Electro Scientific Industries, Inc.*+ ................        965,178
    8,015  Exar Corp.* ..........................................         99,787
   21,700  Multi-Fineline Electronix, Inc.* .....................      1,235,598
   48,197  Nu Horizons Electronics Corp.* .......................        420,760
   61,100  Planar Systems, Inc.* ................................        949,494
      400  SiRF Technology Holdings, Inc.* ......................         14,972
    5,000  Sypris Solutions, Inc.+ ..............................         51,850
   69,200  TiVo, Inc.*+ .........................................        384,060
                                                                      ----------
                                                                       5,380,913
                                                                      ----------
           ENGINEERING--0.2%
   21,520  ENGlobal Corp.*+ .....................................        217,352
                                                                      ----------
           ENVIRONMENTAL SERVICES--0.0%
    3,500  Tetra Tech, Inc.* ....................................         62,335
                                                                      ----------
           FINANCIAL SERVICES--1.3%
    5,400  Cash America International, Inc. .....................        144,720
   18,885  GFI Group, Inc.*+ ....................................      1,134,233
   38,000  Hercules Technology Growth Capital, Inc.* ............        410,400
    3,200  Investment Technology Group* .........................        145,536
    5,655  Nicholas Financial, Inc. .............................         67,068
                                                                      ----------
                                                                       1,901,957
                                                                      ----------
           FOOD & AGRICULTURE--1.7%
   50,500  Gold Kist, Inc.* .....................................        670,135
   18,889  Performance Food Group Co.* ..........................        554,770
   60,989  Premium Standard Farms, Inc. .........................        914,835
   26,922  Spartan Stores, Inc ..................................        317,410
                                                                      ----------
                                                                       2,457,150
                                                                      ----------
           HEALTH CARE--1.8%
    1,800  Healthspring, Inc.*+ .................................         42,480
   27,990  IntegraMed America, Inc.* ............................        308,730
   30,069  Kendle International, Inc.* ..........................        954,691
   31,781  NovaMed, Inc.* .......................................        235,179
   53,963  Odyssey HealthCare, Inc.* ............................      1,015,584
    1,900  WellCare Health Plans, Inc.* .........................         74,005
                                                                      ----------
                                                                       2,630,669
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           HOME FURNISHINGS--0.3%
    1,000  Hooker Furniture Corp. ..............................      $   15,370
   32,200  Kimball International, Inc., Class B+ ...............         456,274
                                                                      ----------
                                                                         471,644
                                                                      ----------
           HOTELS & MOTELS--0.1%
   41,000  Interstate Hotels & Resorts* ........................         195,980
                                                                      ----------
           INDUSTRIAL PARTS--0.2%
   34,400  Gerber Scientific, Inc.* ............................         357,416
                                                                      ----------
           INSURANCE - PROPERTY & CASUALTY--1.6%
   39,165  Affirmative Insurance Holdings, Inc. ................         540,085
   14,300  Arch Capital Group Ltd.* ............................         808,808
   85,950  Capital Title Group, Inc.+ ..........................         540,626
   16,200  Procentury Corp. ....................................         199,584
    3,211  Triad Guaranty, Inc.* ...............................         145,747
                                                                      ----------
                                                                       2,234,850
                                                                      ----------
           INTERNET CONTENT--1.8%
  118,200  24/7 Real Media, Inc.*+ .............................       1,043,706
   26,700  Digitas, Inc.* ......................................         377,271
   68,700  TriZetto Group, Inc. (The)* .........................       1,151,412
                                                                      ----------
                                                                       2,572,389
                                                                      ----------
           INVESTMENT--0.2%
   14,500  Prospect Energy Corp. ...............................         239,830
                                                                      ----------
           LEISURE & ENTERTAINMENT--2.1%
   58,600  Bluegreen Corp.* ....................................         929,982
   42,000  Dover Downs Gaming & Entertainment, Inc. ............         697,200
   35,400  Monarch Casino & Resort, Inc.* ......................         949,074
   12,220  Sands Regent (The)* .................................         133,809
   12,600  Trump Entertainment Resorts, Inc.* ..................         233,100
   25,788  Youbet.com, Inc.* ...................................         132,292
                                                                      ----------
                                                                       3,075,457
                                                                      ----------
           MACHINERY--2.5%
   28,000  Advanced Energy Industries, Inc.*+ ..................         400,960
   42,300  Columbus McKinnon Corp.* ............................       1,137,870
    8,200  DXP Enterprises, Inc.*+ .............................         154,980
   41,000  Flow International Corp.* ...........................         535,870
   24,200  JLG Industries, Inc. ................................       1,427,558
                                                                      ----------
                                                                       3,657,238
                                                                      ----------
           MANUFACTURING--1.0%
    2,000  Albany International Corp., Class A .................          74,340
   25,400  Fleetwood Enterprises, Inc.* ........................         287,020
   28,600  Valmont Industries, Inc. ............................       1,040,182
                                                                      ----------
                                                                       1,401,542
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL & MEDICAL SERVICES--2.5%
    9,200  Accelrys, Inc.* .....................................      $   57,040
   52,588  AMICAS, Inc.* .......................................         258,207
   17,600  IRIDEX Corp.* .......................................         145,200
   51,000  Novavax, Inc.* ......................................         295,800
   98,644  Osteotech, Inc.* ....................................         450,803
   17,600  Pediatrix Medical Group, Inc.* ......................       1,661,088
   39,000  U.S. Physical Therapy, Inc.* ........................         750,750
                                                                      ----------
                                                                       3,618,888
                                                                      ----------
           MEDICAL INSTRUMENTS & SUPPLIES--5.8%
    2,500  Adeza Biomedical Corp.* .............................          55,500
   58,300  Broker BioSciences Corp.* ...........................         260,601
   64,000  Candela Corp.* ......................................       1,225,600
   73,233  Cerus Corp.* ........................................         793,113
   35,800  Cutera, Inc.*+ ......................................         969,822
   43,700  Harvard Bioscience, Inc.* ...........................         218,063
   26,200  ICU Medical, Inc.*+ .................................         919,620
   18,826  Lifecore Biomedical, Inc.* ..........................         246,244
   18,200  Molecular Devices Corp.* ............................         579,306
   59,797  Natus Medical, Inc.*+ ...............................       1,193,548
   17,000  Neurometrix, Inc.* ..................................         610,640
   11,800  Owens & Minor, Inc. .................................         376,302
   30,800  Quidel Corp.*+ ......................................         346,192
   11,000  STERIS Corp. ........................................         272,470
    2,264  Vital Signs, Inc.+ ..................................         115,600
    4,300  West Pharmaceutical Services, Inc. ..................         138,847
                                                                      ----------
                                                                       8,321,468
                                                                      ----------
           METALS--0.3%
   13,780  Gibraltar Industries, Inc.+ .........................         351,528
    4,200  Mueller Industries, Inc. ............................         138,642
                                                                      ----------
                                                                         490,170
                                                                      ----------
           MORTGAGE--1.0%
   54,000  Doral Financial Corp.+ ..............................         602,640
   33,500  Fremont General Corp. ...............................         794,620
                                                                      ----------
                                                                       1,397,260
                                                                      ----------
           MUSICAL INSTRUMENTS--0.1%
    6,200  Steinway Musical Instruments, Inc.* .................         204,290
                                                                      ----------
           OFFICE & BUSINESS EQUIPMENT--0.5%
   16,000  United Stationers, Inc.*+ ...........................         792,000
                                                                      ----------
           OIL & GAS EQUIPMENT & SERVICES--1.5%
   57,100  Mitcham Industries, Inc.* ...........................         956,425
  133,100  Parker Drilling Co.* ................................       1,231,175
                                                                      ----------
                                                                       2,187,600
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           OIL & GAS FIELD EXPLORATION--3.6%
    8,000  Clayton Williams Energy, Inc.* .......................     $  347,760
   43,200  Exploration Company of Delaware (The)*+ ..............        427,248
   43,200  NATCO Group, Inc., Class A ...........................      1,070,496
   24,100  Petrohawk Energy Corp.*+ .............................        304,383
   12,400  RPC, Inc.+ ...........................................        262,756
    7,800  St. Mary Land & Exploration Co. ......................        299,442
      100  Todco, Class A .......................................          3,352
  156,650  VAALCO Energy, Inc.* .................................      1,026,058
   29,100  W&T Offshore, Inc. ...................................      1,132,281
   14,500  Western Refining, Inc.* ..............................        235,480
                                                                      ----------
                                                                       5,109,256
                                                                      ----------
           OIL & GAS FIELD SERVICES--1.6%
   40,200  Basic Energy Services, Inc.* .........................        927,414
   30,300  Hercules Offshore, Inc.* .............................        921,120
   23,700  Matrix Service Co.*+ .................................        262,359
    5,186  Trico Marine Services, Inc.* .........................        151,068
                                                                      ----------
                                                                       2,261,961
                                                                      ----------
           OIL REFINING--1.8%
   44,100  Alon USA Energy, Inc. ................................        857,745
   37,200  Frontier Oil Corp.+ ..................................      1,720,500
                                                                      ----------
                                                                       2,578,245
                                                                      ----------
           PACKAGING--0.1%
    2,200  Greif, Inc., Class A .................................        127,402
                                                                      ----------
           PAPER & ALLIED PRODUCTS--0.3%
   41,700  Xerium Technologies, Inc.+ ...........................        385,725
                                                                      ----------
           PHARMACEUTICALS--5.0%
    9,300  Adams Respiratory Therapeutics, Inc.* ................        348,843
   37,000  Alpharma, Inc., Class A ..............................      1,119,250
   18,981  Anadys Pharmaceuticals, Inc.*+ .......................        246,753
   32,900  Avi Biopharma*+ ......................................        251,685
    2,600  Bentley Pharmaceuticals, Inc.*+ ......................         46,332
   18,600  CollaGenex Pharmaceuticals, Inc.* ....................        246,450
   10,300  Enzon Pharmaceuticals, Inc.* .........................         69,628
   30,700  Indevus Pharmaceuticals, Inc.* .......................        185,428
   40,700  Isis Pharmaceuticals, Inc.*+ .........................        327,228
   23,700  Medicis Pharmaceutical Corp., Class A+ ...............        674,028
   10,200  Nektar Therapeutics*+ ................................        213,282
   24,200  New River Pharmaceuticals, Inc.* .....................        740,036
   64,300  Panacos Pharmaceuticals, Inc.* .......................        468,104
   38,473  PAREXEL International Corp.*+ ........................        985,678
   58,200  PetMed Express, Inc.* ................................      1,087,758
    4,600  Rigel Pharmaceuticals, Inc.* .........................         43,700
    1,474  Savient Pharmaceuticals, Inc.* .......................          7,621

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           PHARMACEUTICALS--(CONTINUED)
   66,495  SciClone Pharmaceuticals, Inc.*+ .....................     $  156,263
                                                                      ----------
                                                                       7,218,067
                                                                      ----------
           PRINTING--0.1%
    2,800  Consolidated Graphics, Inc.* .........................        142,996
                                                                      ----------
           PROPERTY & CASUALTY INSURANCE--0.1%
    8,600  Republic Companies Group, Inc. .......................        147,748
                                                                      ----------
           REAL ESTATE INVESTMENT TRUSTS--2.9%
   25,900  Digital Realty Trust, Inc.+ ..........................        715,099
    9,800  Entertainment Properties Trust+ ......................        405,230
   19,600  Equity Lifestyle Properties, Inc. ....................        934,724
   25,300  Glimcher Realty Trust ................................        675,004
   21,500  OMEGA Healthcare Investors, Inc. .....................        278,210
   11,400  Tanger Factory Outlet Centers, Inc. ..................        368,220
   21,523  Taubman Centers, Inc. ................................        855,324
                                                                      ----------
                                                                       4,231,811
                                                                      ----------
           RESEARCH--0.1%
   38,100  Discovery Partners International* ....................         91,440
                                                                      ----------
           RESIDENTIAL CONSTRUCTION--0.7%
   62,300  Champion Enterprises, Inc.*+ .........................        966,896
                                                                      ----------
           RESTAURANTS--1.6%
   41,400  Domino's Pizza, Inc. .................................      1,055,700
   95,800  Main Street Restaurant Group, Inc.* ..................        526,900
   20,498  Papa John's International, Inc.* .....................        674,384
                                                                      ----------
                                                                       2,256,984
                                                                      ----------
           RETAIL - SPECIALTY--5.6%
   27,472  Conn's, Inc.* ........................................      1,023,332
   10,600  Deb Shops, Inc.+ .....................................        335,490
   28,200  Dress Barn, Inc. (The)* ..............................      1,217,676
   50,150  EZCORP, Inc., Class A*+ ..............................      1,084,745
   37,300  Gymboree Corp. ( The)* ...............................        852,678
    4,100  Inter Parfums, Inc. ..................................         71,750
   23,187  REX Stores Corp.* ....................................        355,225
    3,200  Shoe Carnival, Inc.* .................................         71,904
   30,794  Sportsman's Guide, Inc. (The)*+ ......................        778,780
   35,700  Steven Madden Ltd.* ..................................      1,144,185
   66,900  United Retail Group, Inc.* ...........................      1,107,195
                                                                      ----------
                                                                       8,042,960
                                                                      ----------
           RUBBER & MISC PLASTICS--0.6%
   40,200  PW Eagle, Inc.*+ .....................................        888,018
                                                                      ----------
           SAVINGS & LOAN ASSOCIATIONS--0.1%
    7,000  Commercial Capital Bancorp, Inc.+ ....................        100,310
    2,500  Provident Financial Holdings, Inc. ...................         74,500
                                                                      ----------
                                                                         174,810
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

               SCHOOLS--0.2%
       18,000  Corinthian Colleges, Inc.* ....................    $     233,280
                                                                  -------------
               SEMICONDUCTORS--4.3%
        4,100  Advanced Power Technology, Inc.* ..............           62,361
       96,707  Cirrus Logic, Inc.* ...........................          734,006
       38,751  Cohu, Inc.+ ...................................          818,421
        6,300  Cymer, Inc.* ..................................          283,374
      172,700  LTX Corp.* ....................................          977,482
       97,403  Mattson Technology, Inc.* .....................        1,176,628
        8,000  Netlogic Microsystems, Inc.* ..................          282,800
       65,587  White Electronic Designs Corp.* ...............          396,802
       23,400  Zoran Corp.*+ .................................          462,852
       61,600  Zygo Corp.* ...................................        1,058,904
                                                                  -------------
                                                                      6,253,630
                                                                  -------------
               SERVICES - MANAGEMENT CONSULTING--1.0%
       11,200  Exponent, Inc.* ...............................          356,160
      107,800  Spherion Corp.*+ ..............................        1,075,844
                                                                  -------------
                                                                      1,432,004
                                                                  -------------
               SERVICES - MEDICAL--0.1%
        9,002  Pediatrix Medical Group, Inc.* ................          114,595
                                                                  -------------
               STEEL--0.3%
       16,000  Steel Technologies, Inc. ......................          441,440
                                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT--0.7%
       67,576  Teledigital, Inc.* ............................          962,958
                                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.9%
        5,300  ADTRAN, Inc. ..................................          145,856
       40,597  CalAmp Corp.* .................................          408,000
        2,200  Commonwealth Telephone Enterprises, Inc. ......           71,016
       34,947  EMS Technologies, Inc.* .......................          611,572
       50,500  InterDigital Communications Corp.* ............        1,300,375
      107,700  Lightbridge, Inc.* ............................        1,056,537
       67,100  Radyne Corp.* .................................          942,084
      125,332  Sirenza Microdevices, Inc.* ...................        1,012,683
                                                                  -------------
                                                                      5,548,123
                                                                  -------------
               TRANSPORTATION--3.7%
       16,900  Atlas Air Worldwide Holding, Inc.* ............          806,975
       32,100  EGL, Inc.* ....................................        1,298,445
       58,916  Genco Shipping & Trading Ltd. .................          962,098
       40,800  OMI Corp. .....................................          714,000
       38,149  Pacer International, Inc. .....................        1,215,046
       12,800  TAL International Group, Inc.*+ ...............          273,152
                                                                  -------------
                                                                      5,269,716
                                                                  -------------
               Total Common Stocks
                  (Cost $123,832,776) ........................      141,040,524
                                                                  -------------

--------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
AMOUNT (000'S)                                                       (NOTE 1)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS--2.5%
     $    812  Bear, Stearns & Co., Inc.**
                 (Agreement dated 02/28/06 to
                 be repurchased at $812,464,
                 collateralized by $660,000 par
                 amount of U.S. Treasury Note, at a
                 rate of 3.875%, due 01/15/09, market
                 value of collateral is $841,521)
                 2.82%, 03/01/06 .............................    $     812,413
        2,695  Bear, Stearns & Co., Inc.
                 (Agreement dated 02/28/06 to
                 be repurchased at $2,695,429,
                 collateralized by $2,175,000 par
                 amount of U.S. Treasury Note, at a
                 rate of 3.875%, due 01/15/09, market
                 value of collateral is $2,773,195)
                 4.50%, 03/01/06 .............................        2,695,092
                                                                  -------------
               Total Repurchase Agreements
                 (Cost $3,507,505) ...........................        3,507,505
                                                                  -------------
Total Investments -- 100.5%
  (Cost $127,340,281) ........................................      144,548,029
Liabilities in Excess of Other Assets -- (0.5)% ..............         (662,064)
                                                                  -------------
Net Assets -- 100.0 ..........................................    $ 143,885,965
                                                                  =============

----------
*     Non-income producing.

** Investment purchased with cash collateral received for securities on loan. (Note 6)

+     Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
    SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

             COMMON STOCKS--97.8%
             AIRLINES--0.4%
     14,900  ExpressJet Holdings, Inc.* ...........................   $  112,048
     11,200  World Air Holdings, Inc.*+ ...........................       97,104
                                                                      ----------
                                                                         209,152
                                                                      ----------
             APPAREL--1.0%
      2,075  Children's Place Retail Stores, Inc. (The)*+ .........       96,840
     11,100  Guess?, Inc.* ........................................      401,709
                                                                      ----------
                                                                         498,549
                                                                      ----------
             AUTOMOBILE PARTS & EQUIPMENT--0.5%
      6,100  Accuride Corp.* ......................................       69,052
      3,269  Audiovox Corp., Class A* .............................       41,745
      1,500  CSK Auto Corp. .......................................       23,865
        300  Group 1 Automotive, Inc.* ............................       11,484
      4,200  TRW Automotive Holdings Corp.* .......................      107,520
                                                                      ----------
                                                                         253,666
                                                                      ----------
             AUTOMOBILES & TRUCKS--0.6%
     10,100  Navistar International Corp.* ........................      296,434
                                                                      ----------
             BANKS--1.3%
      1,287  BOK Financial Corp. ..................................       59,035
      6,600  Corus Bankshares, Inc. ...............................      396,330
     13,200  First BanCorp ........................................      167,112
                                                                      ----------
                                                                         622,477
                                                                      ----------
             BIOTECH--2.0%
      8,800  Alkermes, Inc.* ......................................      223,608
      1,500  Amylin Pharmaceuticals, Inc.* ........................       65,070
     10,120  Kendle International, Inc.* ..........................      321,310
      1,900  Ligand Pharmaceuticals, Inc., Class B*+ ..............       23,655
      1,800  Medarex, Inc.* .......................................       26,568
     18,600  Millennium Pharmaceuticals, Inc.* ....................      194,928
        500  Momenta Pharmaceutical, Inc.*+ .......................       11,920
      2,100  PDL Biopharma, Inc.* .................................       65,751
      1,500  Regeneron Pharmaceuticals, Inc.* .....................       24,555
                                                                      ----------
                                                                         957,365
                                                                      ----------
             BUILDING & BUILDING MATERIALS--2.0%
     10,570  BlueLinx Holdings, Inc. ..............................      167,852
     15,400  Builders FirstSource, Inc.* ..........................      365,134
      3,100  Building Materials Holding Corp.+ ....................      208,630
     17,538  U.S. Concrete, Inc.* .................................      219,751
                                                                      ----------
                                                                         961,367
                                                                      ----------
             BUILDING SUPPLIES--0.1%
        500  NCI Building Systems, Inc.* ..........................       28,840
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
    SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

             BUSINESS SERVICES--0.1%
        900  Harte-Hanks, Inc. ....................................   $   25,209
      4,100  On Assignment, Inc.*+ ................................       45,469
                                                                      ----------
                                                                          70,678
                                                                      ----------
             CHEMICALS - DIVERSIFIED--1.1%
     17,900  Celanese Corp., Series A .............................      383,060
      5,600  Rockwood Holdings, Inc.* .............................      128,240
                                                                      ----------
                                                                         511,300
                                                                      ----------
             CHEMICALS - SPECIALTY--0.9%
     17,100  UAP Holding Corp. ....................................      372,096
      1,800  Valspar Corp. ( The ) ................................       47,574
                                                                      ----------
                                                                         419,670
                                                                      ----------
             COMMERCIAL SERVICES--0.5%
      5,700  Steiner Leisure Ltd.* ................................      242,991
                                                                      ----------
             COMPUTER NETWORKING PRODUCTS--1.4%
      3,100  Adaptec, Inc.* .......................................       19,406
      8,900  Advanced Digital Information Corp.*+ .................       77,074
      7,720  Black Box Corp.+ .....................................      368,862
     37,900  Brocade Communications Systems, Inc.* ................      199,733
                                                                      ----------
                                                                         665,075
                                                                      ----------
             COMPUTER PERIPHERALS--0.2%
     12,900  Lexar Media, Inc.*+ ..................................       86,430
                                                                      ----------
             COMPUTER SERVICES--2.2%
      3,742  American Reprographics Co.*+ .........................      107,395
      8,600  Ceridian Corp.* ......................................      222,396
      3,000  DST Systems, Inc.* ...................................      168,690
      1,500  Liveperson, Inc.* ....................................        8,250
      1,791  Radiant Systems, Inc.*+ ..............................       25,575
      7,800  Sykes Enterprises, Inc.* .............................      103,896
      9,769  Tech Data Corp.* .....................................      405,707
                                                                      ----------
                                                                       1,041,909
                                                                      ----------
             COMPUTER SOFTWARE--5.8%
     18,246  Aspen Technology, Inc.*+ .............................      218,587
     20,800  BMC Software, Inc.* ..................................      454,896
     26,100  Cadence Design Systems, Inc.* ........................      463,275
      9,700  Informatica Corp.* ...................................      155,394
     10,411  LaserCard Corp.* .....................................      190,209
      1,800  Magma Design Automation, Inc.* .......................       15,516
      3,370  Peerless Systems Corp.* ..............................       25,174
     17,000  Red Hat, Inc.* .......................................      456,790
      7,600  SYNNEX Corp.* ........................................      140,372
     16,635  Synopsys, Inc.* ......................................      363,808
     12,096  VeriFone Holdings, Inc.* .............................      319,334
                                                                      ----------
                                                                       2,803,355
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             CONSUMER PRODUCTS--0.9%
      1,100  American Greetings Corp., Class A ...................    $   23,078
        800  Energizer Holdings, Inc.*+ ..........................        43,704
      3,300  Pactiv Corp.* .......................................        75,669
     10,700  PetMed Express, Inc.* ...............................       199,983
      4,635  Playtex Products, Inc.* .............................        48,667
        800  Toro Co. (The) ......................................        36,904
                                                                      ----------
                                                                         428,005
                                                                      ----------
             DATA PROCESSING--0.4%
      3,270  CSG Systems International, Inc.* ....................        71,875
     11,900  infoUSA, Inc. .......................................       139,825
                                                                      ----------
                                                                         211,700
                                                                      ----------
             ELECTRICAL EQUIPMENT--0.3%
      3,100  Acuity Brands, Inc. .................................       122,419
                                                                      ----------
             ELECTRONIC COMPONENTS & ACCESSORIES--2.7%
      6,800  ANADIGICS, Inc. .....................................        42,908
      8,495  Electro Scientific Industries, Inc.*+ ...............       212,035
      3,596  Exar Corp.* .........................................        44,770
      7,100  Multi-Fineline Electronix, Inc.* ....................       404,274
     11,921  Planar Systems, Inc.* ...............................       185,253
      7,500  Plexus Corp.* .......................................       251,700
        100  SiRF Technology Holdings, Inc.* .....................         3,743
     23,200  Solectron Corp.* ....................................        83,752
      4,800  Spansion, Inc.* .....................................        70,080
                                                                      ----------
                                                                       1,298,515
                                                                      ----------
             ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.6%
        473  Itron, Inc.* ........................................        28,125
     15,427  Zygo Corp.* .........................................       265,190
                                                                      ----------
                                                                         293,315
                                                                      ----------
             ENGINEERING--0.9%
      2,400  ENGlobal Corp.*+ ....................................        24,240
      8,000  Foster Wheeler Ltd.* ................................       384,000
                                                                      ----------
                                                                         408,240
                                                                      ----------
             FINANCIAL SERVICES--1.0%
      2,600  Cash America International, Inc. ....................        69,680
      6,583  GFI Group, Inc.* ....................................       395,375
                                                                      ----------
                                                                         465,055
                                                                      ----------
             FOOD & AGRICULTURE--0.6%
      6,970  Gold Kist, Inc.* ....................................        92,492
      5,762  Premium Standard Farms, Inc. ........................        86,430
      8,678  Spartan Stores, Inc. ................................       102,314
                                                                      ----------
                                                                         281,236
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             HEALTH CARE--2.7%
      6,800  Health Net, Inc.* ...................................    $  326,060
        600  Healthspring, Inc.*+ ................................        14,160
     11,700  Manor Care, Inc. ....................................       483,795
     16,810  Odyssey HealthCare, Inc.* ...........................       316,364
      3,200  Sierra Health Services, Inc.* .......................       133,408
      1,100  WellCare Health Plans, Inc.* ........................        42,845
                                                                      ----------
                                                                       1,316,632
                                                                      ----------
             HOSPITALS--1.2%
     12,100  Community Health Systems, Inc.*+ ....................       458,832
      2,800  Universal Health Services, Inc., Class B ............       140,644
                                                                      ----------
                                                                         599,476
                                                                      ----------
             HOTELS & MOTELS--0.7%
      7,000  Choice Hotels International, Inc.+ ..................       311,710
                                                                      ----------
             INSURANCE - HEALTH & LIFE--0.1%
      1,500  Reinsurance Group of America, Inc. ..................        69,345
                                                                      ----------
             INSURANCE - PROPERTY & CASUALTY--2.3%
      6,100  American Financial Group, Inc. ......................       252,540
      6,100  Arch Capital Group Ltd.* ............................       345,016
      2,368  Capital Title Group, Inc.+ ..........................        14,895
     10,300  IPC Holdings Ltd. ...................................       270,581
      1,200  Platinum Underwriters Holdings Ltd. .................        36,744
      4,500  RenaissanceRe Holdings Ltd.+ ........................       200,475
                                                                      ----------
                                                                       1,120,251
                                                                      ----------
             INTERNET CONTENT--1.0%
      2,400  AMICAS, Inc.* .......................................        11,784
      5,600  Digitas, Inc.* ......................................        79,128
     22,214  TriZetto Group, Inc. (The)* .........................       372,307
                                                                      ----------
                                                                         463,219
                                                                      ----------
             INTERNET SOFTWARE--0.2%
      9,606  SonicWALL, Inc.* ....................................        64,456
      3,600  TheStreet.Com, Inc. .................................        27,936
                                                                      ----------
                                                                          92,392
                                                                      ----------
             LABORATORY ANALYTICAL INSTRUMENTS--0.1%
        908  Varian, Inc.* .......................................        36,229
                                                                      ----------
             LEISURE & ENTERTAINMENT--1.3%
     17,700  Bluegreen Corp.* ....................................       280,899
      3,092  Monarch Casino & Resort, Inc.* ......................        82,896
      5,100  Penn National Gaming, Inc.* .........................       176,868
        800  Trump Entertainment Resorts, Inc. ...................        14,800
     10,051  Youbet.com, Inc.* ...................................        51,562
                                                                      ----------
                                                                         607,025
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             MACHINERY--2.5%
     14,105  Columbus McKinnon Corp.* ..............................  $  379,424
      1,200  DXP Enterprises, Inc.* ................................      22,680
      6,700  Flow International Corp.* .............................      87,569
      7,500  JLG Industries, Inc. ..................................     442,425
      5,300  Regal-Beloit Corp.+ ...................................     213,272
        600  Terex Corp.* ..........................................      47,490
                                                                      ----------
                                                                       1,192,860
                                                                      ----------
             MANUFACTURING--2.7%
      1,600  Advanced Energy Industries, Inc.* .....................      22,912
      2,900  Albany International Corp., Class A ...................     107,793
      4,100  Fleetwood Enterprises, Inc.* ..........................      46,330
      5,300  Freightcar America, Inc. ..............................     373,650
      1,400  Insteel Industries, Inc. ..............................      52,262
        400  Myers Industries, Inc. ................................       6,400
      4,300  Oshkosh Truck Corp.+ ..................................     243,939
      6,926  Superior Essex, Inc.* .................................     181,253
      2,500  Teleflex, Inc. ........................................     161,625
      3,300  Valmont Industries, Inc.+ .............................     120,021
                                                                      ----------
                                                                       1,316,185
                                                                      ----------
             MEDICAL & MEDICAL SERVICES--2.4%
     14,300  24/7 Real Media, Inc.*+ ...............................     126,269
      5,500  Pediatrix Medical Group, Inc.* ........................     519,090
      7,200  Pharmaceutical Product Development, Inc. ..............     501,048
      1,000  U.S. Physical Therapy, Inc.* ..........................      19,250
                                                                      ----------
                                                                       1,165,657
                                                                      ----------
             MEDICAL INSTRUMENTS & SUPPLIES--4.9%
     12,700  Candela Corp.* ........................................     243,205
     10,900  Cerus Corp.* ..........................................     118,047
     10,323  Cutera, Inc.*+ ........................................     279,650
      6,700  DENTSPLY International, Inc. ..........................     381,833
      4,483  ICU Medical, Inc.*+ ...................................     157,353
        300  IDEXX Laboratories, Inc.* .............................      23,574
        600  Molecular Devices Corp.* ..............................      19,098
      7,700  Natus Medical, Inc.*+ .................................     153,692
      3,790  Neurometrix, Inc.* ....................................     136,137
     12,913  PerkinElmer, Inc. .....................................     307,200
      5,800  Quidel Corp.*+ ........................................      65,192
      2,400  Respironics, Inc.* ....................................      87,264
      7,800  Waters Corp.*+ ........................................     333,294
      2,000  Zoll Medical Corp.* ...................................      52,500
                                                                      ----------
                                                                       2,358,039
                                                                      ----------
             METALS--0.6%
      6,100  Commercial Metals Co. .................................     276,269
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             MORTGAGE--1.6%
      6,700  Doral Financial Corp.+ ................................  $   74,772
     14,800  Fremont General Corp. .................................     351,056
      8,300  IndyMac Bancorp, Inc. .................................     322,206
                                                                      ----------
                                                                         748,034
                                                                      ----------
             OFFICE & BUSINESS EQUIPMENT--0.3%
      3,328  United Stationers, Inc.*+ .............................     164,736
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES--3.8%
      3,000  Dresser-Rand Group, Inc.* .............................      75,870
     13,200  Grant Prideco, Inc.* ..................................     534,204
        500  McDermott International, Inc.* ........................      25,775
      4,400  Mitcham Industries, Inc.* .............................      73,700
     10,000  NATCO Group, Inc., Class A* ...........................     247,800
     37,200  Parker Drilling Co.* ..................................     344,100
     14,900  Pride International, Inc.* ............................     461,453
      3,400  RPC, Inc.+ ............................................      72,046
                                                                      ----------
                                                                       1,834,948
                                                                      ----------
             OIL & GAS FIELD EXPLORATION--3.5%
        500  Clayton Williams Energy, Inc.* ........................      21,735
      2,200  CNX Gas Corp. .........................................      47,388
      3,800  Exploration Company of Delaware (The)* ................      37,582
      5,500  Forest Oil Corp.* .....................................     273,075
     18,600  Harvest Natural Resources, Inc.* ......................     167,586
        800  Helmerich & Payne, Inc. ...............................      52,616
        800  Petrohawk Energy Corp.* ...............................      10,104
      5,800  St. Mary Land & Exploration Co. .......................     222,662
      5,500  Unit Corp.* ...........................................     292,435
     20,800  VAALCO Energy, Inc.* ..................................     136,240
     10,400  W&T Offshore, Inc. ....................................     404,664
                                                                      ----------
                                                                       1,666,087
                                                                      ----------
             OIL & GAS FIELD SERVICES--0.7%
      5,600  Basic Energy Services, Inc.* ..........................     129,192
      6,638  Hercules Offshore, Inc.* ..............................     201,795
                                                                      ----------
                                                                         330,987
                                                                      ----------
             OIL REFINING--1.5%
      9,400  Alon USA Energy, Inc.* ................................     182,830
     10,700  Frontier Oil Corp.+ ...................................     494,875
        400  Tesoro Corp.+ .........................................      24,164
                                                                      ----------
                                                                         701,869
                                                                      ----------
             PHARMACEUTICALS--5.1%
     12,723  Alpharma, Inc., Class A ...............................     384,871
      1,700  Anadys Pharmaceuticals, Inc.* .........................      22,100
      1,000  Bausch & Lomb, Inc. ...................................      69,210

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             PHARMACEUTICALS--(CONTINUED)
      6,700  Cephalon, Inc.*+ ......................................  $  532,516
     14,700  Endo Pharmaceuticals Holdings, Inc.* ..................     463,344
     21,300  King Pharmaceuticals, Inc.* ...........................     346,125
      1,500  Medicis Pharmaceutical Corp., Class A+ ................      42,660
      6,948  New River Pharmaceuticals, Inc.* ......................     212,470
      1,288  PAREXEL International Corp.*+ .........................      32,999
     17,950  ViroPharma, Inc.* .....................................     347,332
                                                                      ----------
                                                                       2,453,627
                                                                      ----------
             PRINTING--0.1%
      1,188  Consolidated Graphics, Inc.* ..........................      60,671
                                                                      ----------
             REAL ESTATE INVESTMENT TRUSTS--2.9%
      5,200  Digital Realty Trust, Inc.+ ...........................     143,572
      6,300  Equity Lifestyle Properties, Inc. .....................     300,447
      5,400  Glimcher Realty Trust .................................     144,072
     10,700  Mills Corp. (The) .....................................     422,971
      3,400  Tanger Factory Outlet Centers, Inc. ...................     109,820
      7,100  Taubman Centers, Inc. .................................     282,154
                                                                      ----------
                                                                       1,403,036
                                                                      ----------
             RESIDENTIAL CONSTRUCTION--1.0%
      2,142  Cavco Industries, Inc.* ...............................      98,639
     15,200  Champion Enterprises, Inc.* ...........................     235,904
      4,900  Standard Pacific Corp.+ ...............................     160,965
                                                                      ----------
                                                                         495,508
                                                                      ----------
             RESTAURANTS--2.2%
     12,000  Brinker International, Inc. ...........................     499,800
     14,400  Domino's Pizza, Inc. ..................................     367,200
      6,200  Papa John's International, Inc.* ......................     203,980
                                                                      ----------
                                                                       1,070,980
                                                                      ----------
             RETAIL - SPECIALTY--7.3%
      9,500  Barnes & Noble, Inc.* .................................     409,165
      7,400  Claire's Stores, Inc.+ ................................     237,096
      9,169  Conn's, Inc.* .........................................     341,545
     16,800  Dollar Tree Stores, Inc.* .............................     460,656
      8,803  Dress Barn, Inc. (The)* ...............................     380,114
      9,007  EZCORP, Inc., Class A*+ ...............................     194,821
      7,200  Gymboree Corp. (The)* .................................     164,592
     18,600  Rent-A-Center, Inc.* ..................................     434,124
      1,200  Shoe Carnival, Inc.* ..................................      26,964
     10,700  Sonic Automotive, Inc.+ ...............................     283,443
      5,050  Sportsman's Guide, Inc. (The)*+ .......................     127,715
     11,826  Steven Madden Ltd.* ...................................     379,023
      3,338  United Retail Group, Inc.* ............................      55,244
                                                                      ----------
                                                                       3,494,502
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
   SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

             RUBBER & MISC PLASTICS--0.2%
      5,160  PW Eagle, Inc.* .......................................  $  113,984
                                                                      ----------
             SAVINGS & LOAN ASSOCIATIONS--0.6%
      1,700  BankUnited Financial Corp., Class A* ..................      47,498
      1,056  Sterling Financial Corp.*+ ............................      30,561
      9,409  Washington Federal, Inc. ..............................     222,617
                                                                      ----------
                                                                         300,676
                                                                      ----------
             SCHOOLS--2.0%
     13,800  Career Education Corp.* ...............................     453,192
     14,100  Education Management Corp.*+ ..........................     530,160
                                                                      ----------
                                                                         983,352
                                                                      ----------
             SEMICONDUCTORS--4.9%
     31,622  Cirrus Logic, Inc.* ...................................     240,011
     14,594  Cohu, Inc.+ ...........................................     308,225
      9,300  EMCOR Group, Inc. .....................................     405,387
     14,300  Intersil Corp., Class A ...............................     405,262
      1,700  Lam Research Corp.* ...................................      73,270
     25,500  LTX Corp.* ............................................     144,330
     21,668  Mattson Technology, Inc.* .............................     261,750
     15,485  Novellus Systems, Inc.* ...............................     413,914
      4,600  Zoran Corp.*+ .........................................      90,988
                                                                      ----------
                                                                       2,343,137
                                                                      ----------
             SERVICES - MANAGEMENT CONSULTING--0.7%
     34,000  Spherion Corp.* .......................................     339,320
                                                                      ----------
             STEEL--0.3%
      4,912  Olympic Steel, Inc.* ..................................     129,480
        700  Steel Technologies, Inc. ..............................      19,313
                                                                      ----------
                                                                         148,793
                                                                      ----------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.9%
        900  ADTRAN, Inc. ..........................................      24,768
      6,100  Andrew Corp.* .........................................      82,716
     12,000  Harris Corp. ..........................................     548,160
     10,410  InterDigital Communications Corp.* ....................     268,057
      8,775  Lightbridge, Inc.* ....................................      86,083
      1,800  Radyne Corp.* .........................................      25,272
     25,121  Sirenza Microdevices, Inc.* ...........................     202,978
     13,900  Syniverse Holdings, Inc.*+ ............................     198,770
      3,438  Talk America Holdings, Inc.* ..........................      29,326
      9,800  TiVo, Inc.*+ ..........................................      54,390
      7,626  West Corp.* ...........................................     331,960
                                                                      ----------
                                                                       1,852,480
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
   SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

               TRANSPORTATION--3.6%
        4,200  Atlas Air Worldwide Holding, Inc.* ...............       200,550
       10,500  EGL, Inc.* .......................................       424,725
       15,900  Genco Shipping & Trading Ltd. ....................       259,647
       14,800  OMI Corp. ........................................       259,000
        9,230  Pacer International, Inc. ........................       293,976
          200  TAL International Group, Inc.* ...................         4,268
        5,500  YRC Worldwide, Inc.* .............................       263,120
                                                                    -----------
                                                                      1,705,286
                                                                    -----------
               UTILITIES--0.8%
       10,100  Energen Corp. ....................................       360,873
                                                                    -----------
               WASTE MANAGEMENT--0.6%
       10,700  Metal Management, Inc.*+ .........................       301,847
                                                                    -----------
               Total Common Stocks
                  (Cost $42,698,775) ............................    46,977,765
                                                                    -----------

  PRINCIPAL
AMOUNT (000'S)
--------------

               REPURCHASE AGREEMENTS--2.3%
   $      221  Bear, Stearns & Co., Inc.**
                 (Agreement dated 02/28/06 to
                 be repurchased at $220,773,
                 collateralized by $180,000 par
                 amount of U.S. Treasury Note, at a
                 rate of 3.875%, due 01/15/09, market
                 value of collateral is $229,506)
                 2.28%, 03/01/06 ................................       220,759
          907  Bear, Stearns & Co., Inc.
                (Agreement dated 02/28/06 to
                be repurchased at $907,460,
                collateralized by $735,000 par
                amount of U.S. Treasury Note, at a
                rate of 3.875%, due 01/15/09, market
                value of collateral is $937,149)
                4.50%, 03/01/06 .................................       907,347
                                                                    -----------
               Total Repurchase Agreements
               (Cost $ 1,128,106) ...............................     1,128,106
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                      (NOTE 1)
--------------------------------------------------------------------------------

Total Investments -- 100.1%
  (Cost $43,826,881) ............................................   $48,105,871
                                                                    -----------
Liabilities In Excess of Other Assets -- (0.1)% .................       (55,460)
                                                                    -----------
Net Assets -- 100.0% ............................................   $48,050,411
                                                                    ===========

----------
*     Non-income producing

** Investment purchased with cash collateral received for securities on loan. (Note 6)

+     Security position is either ENTIRELY OR partially OUT on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                                (NOTE 1)
--------------------------------------------------------------------------------

          COMMON STOCKS--95.7%
          AEROSPACE & DEFENSE--3.2%
   3,300  General Dynamics Corp. .................................    $  406,791
   6,500  Northrop Grumman Corp. .................................       416,650
  10,200  Raytheon Co. ...........................................       442,680
                                                                      ----------
                                                                       1,266,121
                                                                      ----------
          AIRLINES--1.4%
  31,852  Southwest Airlines Co.+ ................................       534,158
                                                                      ----------
          APPAREL--0.6%
   5,500  Coach, Inc.* ...........................................       196,460
     700  VF Corp. ...............................................        38,360
                                                                      ----------
                                                                         234,820
                                                                      ----------
          AUTOMOBILE PARTS & EQUIPMENT--0.6%
   9,400  TRW Automotive Holdings Corp.*+ ........................       240,640
                                                                      ----------
          BANKS--8.9%
  13,147  Associated Banc-Corp ...................................       453,177
   5,700  City National Corp. ....................................       432,972
  17,100  Colonial BancGroup, Inc. (The) .........................       429,381
   8,700  Comerica, Inc. .........................................       498,684
  19,200  North Fork Bancorporation, Inc. ........................       490,368
  17,400  Synovus Financial Corp. ................................       493,290
   6,500  UnionBanCal Corp. ......................................       449,085
   3,000  Zions Bancorporation ...................................       247,560
                                                                      ----------
                                                                       3,494,517
                                                                      ----------
          BEVERAGES--1.1%
  14,900  Pepsi Bottling Group, Inc. (The) .......................       437,464
                                                                      ----------
          BIOTECH--1.2%
   7,500  Gilead Sciences, Inc.* .................................       467,025
                                                                      ----------
          CHEMICALS - DIVERSIFIED--1.1%
  20,500  Celanese Corp., Series A ...............................       438,700
                                                                      ----------
          CHEMICALS - SPECIALTY--2.3%
   2,800  International Flavors & Fragrances, Inc. ...............        96,964
   3,400  Lubrizol Corp. (The) ...................................       147,084
  11,100  RPM International, Inc. ................................       200,244
  10,300  Sherwin-Williams Co. (The) .............................       469,165
                                                                      ----------
                                                                         913,457
                                                                      ----------
          COMPUTER NETWORKING PRODUCTS--2.1%
  16,500  Seagate Technology* ....................................       438,405
  17,300  Synopsys, Inc.* ........................................       378,351
                                                                      ----------
                                                                         816,756
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                                (NOTE 1)
--------------------------------------------------------------------------------

          COMPUTER SERVICES--2.7%
   6,100  Ceridian Corp.* ........................................    $  157,746
   9,400  Computer Sciences Corp.* ...............................       510,796
   9,600  Tech Data Corp.* .......................................       398,688
                                                                      ----------
                                                                       1,067,230
                                                                      ----------
          COMPUTER SOFTWARE--1.0%
  16,700  Cadence Design Systems, Inc.* ..........................       296,425
   1,900  Intuit, Inc.* ..........................................        92,302
                                                                      ----------
                                                                         388,727
                                                                      ----------
          CONSUMER PRODUCTS--1.2%
   4,300  Harman International Industries, Inc.+ .................       474,505
                                                                      ----------
          ELECTRONIC COMPONENTS & ACCESSORIES--2.5%
  12,300  Jabil Circuit, Inc.* ...................................       465,555
   2,300  MEMC Electronic Materials, Inc.* .......................        77,027
   9,000  Thomas & Betts Corp.* ..................................       442,800
                                                                      ----------
                                                                         985,382
                                                                      ----------
          ENERGY--1.0%
   7,400  TXU Corp. ..............................................       387,686
                                                                      ----------
          FINANCIAL SERVICES--2.7%
   9,300  CIT Group, Inc. ........................................       500,061
   6,900  Countrywide Financial Corp. ............................       237,912
   5,100  State Street Corp. .....................................       318,648
                                                                      ----------
                                                                       1,056,621
                                                                      ----------
          FOOD--1.1%
  12,000  Hormel Foods Corp. .....................................       413,160
                                                                      ----------
          FOOD & AGRICULTURE--1.0%
   8,200  General Mills, Inc. ....................................       403,850
                                                                      ----------
          HAZARDOUS WASTE MANAGEMENT--1.1%
  11,000  Republic Services, Inc. ................................       427,570
                                                                      ----------
          HOTELS & MOTELS--0.5%
   4,600  Choice Hotels International, Inc.+ .....................       204,838
                                                                      ----------
          INSURANCE - HEALTH & LIFE--0.6%
   2,200  Nationwide Financial Services, Inc., Class A ...........        94,292
   3,100  Protective Life Corp. ..................................       151,125
                                                                      ----------
                                                                         245,417
                                                                      ----------
          INSURANCE - PROPERTY & CASUALTY--3.0%
   7,400  ACE Ltd. ...............................................       412,402
   8,600  RenaissanceRe Holdings Ltd.+ ...........................       383,130
   5,875  XL Capital Ltd., Class A ...............................       396,856
                                                                      ----------
                                                                       1,192,388
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           LEISURE & ENTERTAINMENT--4.3%
   14,100  CBS Corp.+ ............................................    $  344,886
    5,700  Harley-Davidson, Inc. .................................       299,307
   11,900  Mattel, Inc. ..........................................       200,515
   11,900  Penn National Gaming, Inc.* ...........................       412,692
    9,400  Royal Caribbean Cruises Ltd.+ .........................       414,164
                                                                      ----------
                                                                       1,671,564
                                                                      ----------
           MACHINERY--1.0%
    6,900  JLG Industries, Inc.+ .................................       407,031
                                                                      ----------
           MANUFACTURING--2.9%
    7,400  Eaton Corp. ...........................................       515,558
    9,700  Ingersoll-Rand Co. Ltd., Class A ......................       397,991
    1,500  Oshkosh Truck Corp. ...................................        85,095
      700  Parker Hannifin Corp. .................................        54,719
    1,800  Roper Industries, Inc. ................................        81,126
                                                                      ----------
                                                                       1,134,489
                                                                      ----------
           MEDICAL & MEDICAL SERVICES--1.8%
    5,400  Lincare Holdings, Inc.* ...............................       220,860
    1,900  Manor Care, Inc. ......................................        78,565
    4,400  Pediatrix Medical Group, Inc.*+ .......................       415,272
                                                                      ----------
                                                                         714,697
                                                                      ----------
           MEDICAL INSTRUMENTS & SUPPLIES--4.6%
    7,000  Becton, Dickinson & Co. ...............................       446,950
    7,300  C.R. Bard, Inc. .......................................       478,077
    5,800  Hillenbrand Industries, Inc. ..........................       294,872
   10,800  McKesson Corp. ........................................       584,604
                                                                      ----------
                                                                       1,804,503
                                                                      ----------
           METALS--1.0%
    1,700  Commercial Metals Co. .................................        76,993
    5,800  Precision Castparts Corp. .............................       307,632
                                                                      ----------
                                                                         384,625
                                                                      ----------
           MORTGAGE--1.0%
    9,900  IndyMac Bancorp, Inc. .................................       384,318
                                                                      ----------
           MULTIMEDIA/PUBLISHING--1.0%
    6,300  Gannett Co., Inc. .....................................       391,608
                                                                      ----------
           OFFICE & BUSINESS EQUIPMENT--1.3%
   11,600  Pitney Bowes, Inc. ....................................       495,784
                                                                      ----------
           OIL & GAS EQUIPMENT & SERVICES--0.9%
   13,759  Dresser-Rand Group, Inc.* .............................       347,965
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           OIL & GAS FIELD EXPLORATION--5.1%
    6,600  Devon Energy Corp. ....................................    $  386,958
    9,200  Grant Prideco, Inc.* ..................................       372,324
   14,500  Pride International, Inc.* ............................       449,065
    6,900  Ultra Petroleum Corp.* ................................       359,076
    1,400  Unit Corp.* ...........................................        74,438
    9,800  W&T Offshore, Inc. ....................................       381,318
                                                                      ----------
                                                                       2,023,179
                                                                      ----------
           OIL REFINING--1.0%
    6,200  Frontier Oil Corp. ....................................       286,750
    1,600  Sunoco, Inc. ..........................................       118,560
                                                                      ----------
                                                                         405,310
                                                                      ----------
           PAPER & ALLIED PRODUCTS--1.1%
   10,000  Rayonier, Inc. ........................................       431,000
                                                                      ----------
           PHARMACEUTICALS--3.9%
    6,000  AmerisourceBergen Corp. ...............................       275,940
    4,300  Endo Pharmaceuticals Holdings, Inc.*+ .................       135,536
    3,200  Express Scripts, Inc.* ................................       279,264
   10,100  Hospira, Inc.*+ .......................................       400,970
    6,400  Pharmaceutical Product Development, Inc.* .............       445,376
                                                                      ----------
                                                                       1,537,086
                                                                      ----------
           REAL ESTATE INVESTMENT TRUSTS--6.6%
   10,100  CBL & Associates Properties, Inc. .....................       430,260
    8,300  General Growth Properties, Inc. .......................       418,237
   23,500  Host Marriott Corp. ...................................       456,605
    9,900  Mills Corp. (The)+ ....................................       391,347
    6,200  Public Storage, Inc.+ .................................       483,724
    4,900  Simon Property Group, Inc. ............................       406,553
                                                                      ----------
                                                                       2,586,726
                                                                      ----------
           RESIDENTIAL CONSTRUCTION--1.1%
      560  NVR, Inc.* ............................................       421,680
                                                                      ----------
           RESTAURANTS--2.0%
   10,300  Brinker International, Inc. ...........................       428,995
    7,800  Yum! Brands, Inc. .....................................       372,060
                                                                      ----------
                                                                         801,055
                                                                      ----------
           RETAIL - SPECIALTY--1.2%
   16,500  Dollar Tree Stores, Inc.* .............................       452,430
                                                                      ----------
           SCHOOLS--1.5%
    3,500  Career Education Corp.* ...............................       114,940
   13,051  Education Management Corp.* ...........................       490,718
                                                                      ----------
                                                                         605,658
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
      SHARES                                                          (NOTE 1)
--------------------------------------------------------------------------------

                 SEMICONDUCTORS--3.2%
         14,400  Intersil Corp., Class A                            $   408,096
          9,600  Lam Research Corp.*                                    413,760
         16,700  Novellus Systems, Inc.*                                446,391
                                                                    -----------
                                                                      1,268,247
                                                                    -----------
                 SERVICES - MANAGEMENT CONSULTING--1.0%
         12,500  Accenture Ltd., Class A                                408,250
                                                                    -----------
                 TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.6%
         13,300  Andrew Corp.*                                          180,348
         10,600  Leap Wireless International, Inc.*                     446,366
                                                                    -----------
                                                                        626,714
                                                                    -----------
                 UTILITIES--4.6%
         12,700  Alliant Energy Corp.                                   420,370
         11,000  Energen Corp.                                          393,030
         17,100  Energy East Corp.                                      428,526
         11,100  KeySpan Corp.                                          452,325
          3,600  National Fuel Gas Co.                                  116,568
                                                                    -----------
                                                                      1,810,819
                                                                    -----------
                 WHOLESALE - DISTRIBUTION--1.1%
         14,200  SUPERVALU, Inc.+                                       448,720
                                                                    -----------
                 Total Common Stocks
                  (Cost $34,590,608)                                 37,654,490
                                                                    -----------
  PRINCIPAL
AMOUNT (000'S)
--------------

                 REPURCHASE AGREEMENTS--4.5%
     $      320  Bear, Stearns & Co., Inc.**
                   (Agreement dated 02/28/06 to
                    be repurchased at $320,381,
                    collateralized by $260,000 par
                    amount of U.S. Treasury Note, at a
                    rate of 3.875%, due 01/15/09, market
                    value of collateral is $331,508)
                    2.28%, 03/01/06                                     320,361
          1,454  Bear, Stearns & Co., Inc.
                    (Agreement dated 02/28/06 to
                    be repurchased at $1,454,664,
                    collateralized by $1,175,000 par
                    amount of U.S. Treasury Note, at a
                    rate of 3.815%, due 01/15/09, market
                    value of collateral is $1,498,163)
                    4.50%, 03/01/06                                   1,454,482
                                                                     ----------
                 Total Repurchase Agreements
                  (Cost $1,774,843)                                   1,774,843
                                                                     ----------

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

Total Investments -- 100.2%
    (Cost $36,365,451)                                              $39,429,333
                                                                    -----------
Liabilities in Excess of Other Assets -- (0.2)%                         (93,577)
                                                                    -----------
Net Assets -- 100.0%                                                $39,335,756
                                                                    ===========

----------
*     Non-income producing.

** Investment purchased with cash collateral received for securities on loan. (Note 6)

+     Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--98.8%
           AIRLINES--0.5%
   69,200  ExpressJet Holdings, Inc.* ............................   $   520,384
   82,819  World Air Holdings, Inc.* .............................       718,041
                                                                     -----------
                                                                       1,238,425
                                                                     -----------
           APPAREL--0.9%
   40,300  Guess?, Inc.*+ ........................................     1,458,457
   28,100  Gymboree Corp. ( The)*+ ...............................       642,366
                                                                     -----------
                                                                       2,100,823
                                                                     -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.3%
    9,200  Accuride Corp.* .......................................       104,144
    4,400  Group 1 Automotive, Inc.* .............................       168,432
   12,200  TRW Automotive Holdings Corp.*+ .......................       312,320
                                                                     -----------
                                                                         584,896
                                                                     -----------
           AUTOMOBILES & TRUCKS--0.4%
   30,600  Navistar International Corp.* .........................       898,110
                                                                     -----------
           BANKS--4.3%
    2,800  BancFirst Corp. .......................................       236,880
   29,934  Banner Corp. ..........................................       957,888
      701  BOK Financial Corp.+ ..................................        32,155
   15,745  Capitol Bancorp Ltd. ..................................       682,388
    3,800  Central Pacific Financial Corp. .......................       140,600
   48,600  Corus Bankshares, Inc. ................................     2,918,430
   34,700  Cullen/Frost Bankers, Inc. ............................     1,912,664
    3,700  Digital Insight Corp.* ................................       122,285
    5,280  First Busey Corp. .....................................       107,765
   17,240  Intervest Bancshares Corp.* ...........................       542,370
    8,900  MainSource Financial Group, Inc.+ .....................       162,692
    6,300  Nara Bancorp, Inc. ....................................       110,061
    6,121  Old Second Bancorp, Inc. ..............................       195,382
    4,030  Preferred Bank+ .......................................       193,682
   17,236  Southwest Bancorp, Inc. ...............................       377,296
    9,020  TriCo Bancshares+ .....................................       233,438
    3,400  Virginia Financial Group, Inc. ........................       136,000
   83,100  W Holding Company, Inc. ...............................       668,124
   11,300  Wilmington Trust Corp. ................................       483,753
                                                                     -----------
                                                                      10,213,853
                                                                     -----------
           BUILDING & BUILDING MATERIALS--1.2%
   63,361  Builders FirstSource, Inc.* ...........................     1,502,289
   17,100  Building Materials Holding Corp.+ .....................     1,150,830
    7,572  U.S. Concrete, Inc.* ..................................        94,877
                                                                     -----------
                                                                       2,747,996
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------

           BUILDING SUPPLIES--0.6%
   79,500  BlueLinx Holdings, Inc. ...............................   $ 1,262,460
    4,600  NCI Building Systems, Inc.*+ ..........................       265,328
                                                                     -----------
                                                                       1,527,788
                                                                     -----------
           BUSINESS SERVICES--0.2%
   35,588  On Assignment, Inc.* ..................................       394,671
                                                                     -----------
           CELLULAR COMMUNICATIONS--0.4%
   68,200  Syniverse Holdings, Inc.* .............................       975,260
                                                                     -----------
           CHEMICALS - DIVERSIFIED--1.2%
   59,100  Celanese Corp., Series A ..............................     1,264,740
   70,500  Rockwood Holdings, Inc.* ..............................     1,614,450
                                                                     -----------
                                                                       2,879,190
                                                                     -----------
           CHEMICALS - SPECIALTY--1.6%
   12,800  H. B. Fuller Co. ......................................       519,680
  128,473  UAP Holding Corp.+ ....................................     2,795,573
   18,100  Valspar Corp. ( The ) .................................       478,383
                                                                     -----------
                                                                       3,793,636
                                                                     -----------
           COMMERCIAL BANKS--0.6%
   15,455  City Bank .............................................       654,056
   16,500  Dollar Financial Corp.*+ ..............................       233,475
    7,043  Lakeland Bancorp, Inc. ................................       109,730
   10,400  Western Alliance Bancorp* .............................       365,872
                                                                     -----------
                                                                       1,363,133
                                                                     -----------
           COMMERCIAL SERVICES--0.7%
   10,600  Interactive Data Corp.* ...............................       238,500
   32,829  Steiner Leisure Ltd.* .................................     1,399,500
                                                                     -----------
                                                                       1,638,000
                                                                     -----------
           COMPUTER NETWORKING PRODUCTS--1.9%
   19,600  Adaptec, Inc.* ........................................       122,696
   63,411  Black Box Corp.+ ......................................     3,029,778
  235,800  Brocade Communications Systems, Inc.* .................     1,242,666
                                                                     -----------
                                                                       4,395,140
                                                                     -----------
           COMPUTER SERVICES--1.2%
   65,565  Advanced Digital Information Corp.* ...................       567,793
   51,315  Sykes Enterprises, Inc.* ..............................       683,516
   13,900  Syntel, Inc. ..........................................       236,300
   35,096  Tech Data Corp.* ......................................     1,457,537
                                                                     -----------
                                                                       2,945,146
                                                                     -----------
           COMPUTER SOFTWARE--1.4%
   10,495  American Reprographics Co.* ...........................       301,206
   33,426  Magma Design Automation, Inc.* ........................       288,132

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTER SOFTWARE--(CONTINUED)
    7,200  StarTek, Inc.+ .........................................   $  141,840
   60,314  SYNNEX Corp.* ..........................................    1,114,000
   63,373  Synopsys, Inc.* ........................................    1,385,968
                                                                      ----------
                                                                       3,231,146
                                                                      ----------
           COMPUTERS, SOFTWARE & SERVICING--1.4%
   83,686  Peerless Systems Corp.* ................................      625,135
   63,734  Spansion, Inc.*+ .......................................      930,516
   57,580  VeriFone Holdings, Inc.* ...............................    1,520,112
   45,300  WebMethods, Inc.* ......................................      337,032
                                                                      ----------
                                                                       3,412,795
                                                                      ----------
           CONSTRUCTION & BUILDING MATERIALS--0.3%
   19,187  Insteel Industries, Inc. ...............................      716,251
                                                                      ----------
           CONSUMER PRODUCTS--0.3%
    7,166  American Greetings Corp., Class A ......................      150,343
   10,300  CSS Industries, Inc.+ ..................................      317,240
   27,400  Playtex Products, Inc.* ................................      287,700
                                                                      ----------
                                                                         755,283
                                                                      ----------
           DATA PROCESSING--0.5%
   95,803  infoUSA, Inc. ..........................................    1,125,685
                                                                      ----------
           ELECTRIC SERVICES--0.1%
    6,300  Pike Electric Corp.* ...................................      120,015
                                                                      ----------
           ELECTRICAL EQUIPMENT--1.7%
   35,700  Acuity Brands, Inc. ....................................    1,409,793
   24,900  Regal-Beloit Corp. .....................................    1,001,976
   58,274  Superior Essex, Inc.* ..................................    1,525,031
                                                                      ----------
                                                                       3,936,800
                                                                      ----------
           ELECTRICAL WORK--0.1%
    5,100  Allete, Inc. ...........................................      238,017
                                                                      ----------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.6%
   57,230  Electro Scientific Industries, Inc.* ...................    1,428,461
   12,936  Exar Corp.* ............................................      161,053
   28,641  Multi-Fineline Electronix, Inc.* .......................    1,630,819
   11,080  Nu Horizons Electronics Corp.* .........................       96,729
   73,969  Planar Systems, Inc.* ..................................    1,149,478
   52,881  Plexus Corp.* ..........................................    1,774,686
                                                                      ----------
                                                                       6,241,226
                                                                      ----------
           ENGINEERING--0.7%
   28,400  Foster Wheeler Ltd.* ...................................    1,363,200
    6,100  Sterling Construction Co., Inc.* .......................      112,362
                                                                      ----------
                                                                       1,475,562
                                                                      ----------

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           ENVIRONMENTAL SERVICES--0.0%
    5,800  Tetra Tech, Inc.* ......................................   $  103,298
                                                                      ----------
           FINANCIAL SERVICES--1.8%
    4,500  Cash America International, Inc. .......................      120,600
   24,286  GFI Group, Inc.* .......................................    1,458,617
    2,600  IntercontinentalExchange, Inc.*+ .......................      142,350
   29,800  Investment Technology Group, Inc.* .....................    1,355,304
    6,900  Marlin Business Services, Inc.* ........................      158,700
    9,046  Nicholas Financial, Inc.* ..............................      107,286
   14,900  optionsXpress Holdings, Inc. ...........................      458,622
   10,611  Triad Guaranty, Inc.* ..................................      481,633
                                                                      ----------
                                                                       4,283,112
                                                                      ----------
           FOOD & AGRICULTURE--0.3%
   12,703  Gold Kist, Inc.* .......................................      168,569
   22,330  Premium Standard Farms, Inc. ...........................      334,950
   26,760  Spartan Stores, Inc.+ ..................................      315,500
                                                                      ----------
                                                                         819,019
                                                                      ----------
           HEALTH CARE--0.7%
   56,900  Odyssey HealthCare, Inc.* ..............................    1,070,858
   11,700  Sierra Health Services, Inc.* ..........................      487,773
    3,000  WellCare Health Plans, Inc.* ...........................      116,850
                                                                      ----------
                                                                       1,675,481
                                                                      ----------
           HOME FURNISHINGS--0.2%
   38,800  Kimball International, Inc., Class B ...................      549,796
                                                                      ----------
           HOSPITALS--0.5%
   24,700  Universal Health Services, Inc., Class B+ ..............    1,240,681
                                                                      ----------
           HOTELS & MOTELS--0.8%
   40,300  Choice Hotels International, Inc.+ .....................    1,794,559
                                                                      ----------
           INSURANCE - HEALTH & LIFE--2.3%
   40,100  FBL Financial Group, Inc., Class A .....................    1,372,222
   26,500  Reinsurance Group of America, Inc. .....................    1,225,095
   51,300  StanCorp Financial Group, Inc. .........................    2,775,330
                                                                      ----------
                                                                       5,372,647
                                                                      ----------
           INSURANCE - PROPERTY & CASUALTY--4.3%
   26,340  Affirmative Insurance Holdings, Inc. ...................      363,229
   64,800  American Financial Group, Inc. .........................    2,682,720
   21,800  Arch Capital Group Ltd.* ...............................    1,233,008
   85,700  Capital Title Group, Inc. ..............................      539,053
   16,472  EMC Insurance Group, Inc.+ .............................      403,893
   23,395  Harleysville Group, Inc. ...............................      615,990
   94,852  IPC Holdings Ltd. ......................................    2,491,762
    8,940  National Atlantic Holdings Corp.* ......................      104,598
   29,500  Platinum Underwriters Holdings Ltd. ....................      903,290

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
    9,900  Stewart Information Services Corp. ....................   $   464,805
   11,360  United America Indemnity Ltd., Class A* ...............       258,440
                                                                     -----------
                                                                      10,060,788
                                                                     -----------
           INTERNET CONTENT--0.1%
   14,800  Digitas, Inc.* ........................................       209,124
                                                                     -----------
           INTERNET SOFTWARE--0.2%
   66,826  SonicWALL, Inc.* ......................................       448,402
                                                                     -----------
           INVESTMENT--0.1%
   20,900  Prospect Energy Corp. .................................       345,686
                                                                     -----------
           LABORATORY ANALYTICAL INSTRUMENTS--0.1%
    5,300  Varian, Inc.* .........................................       211,470
                                                                     -----------
           LEISURE & ENTERTAINMENT--0.9%
   74,800  Bluegreen Corp.* ......................................     1,187,076
   17,467  Monarch Casino & Resort, Inc.* ........................       468,290
   10,800  Penn National Gaming, Inc.* ...........................       374,544
                                                                     -----------
                                                                       2,029,910
                                                                     -----------
           MACHINERY--1.8%
   54,552  Columbus McKinnon Corp.*+ .............................     1,467,449
   10,300  DXP Enterprises, Inc.* ................................       194,670
   23,218  Flow International Corp.*+ ............................       303,459
   37,000  JLG Industries, Inc.+ .................................     2,182,630
                                                                     -----------
                                                                       4,148,208
                                                                     -----------
           MANUFACTURING--2.9%
   24,600  Advanced Energy Industries, Inc.* .....................       352,272
   11,100  Albany International Corp., Class A ...................       412,587
   25,528  Cavco Industries, Inc.* ...............................     1,175,564
   15,800  Fleetwood Enterprises, Inc.*+ .........................       178,540
   37,381  Freightcar America, Inc. ..............................     2,635,361
   18,500  Teleflex, Inc. ........................................     1,196,025
   27,700  Valmont Industries, Inc. ..............................     1,007,449
                                                                     -----------
                                                                       6,957,798
                                                                     -----------
           MEDICAL & MEDICAL SERVICES--1.3%
    6,247  AMICAS, Inc.* .........................................        30,673
   39,322  Kendle International, Inc.* ...........................     1,248,473
   25,200  Osteotech, Inc.* ......................................       115,164
   16,900  Pediatrix Medical Group, Inc.*+ .......................     1,595,022
                                                                     -----------
                                                                       2,989,332
                                                                     -----------
           MEDICAL INSTRUMENTS & SUPPLIES--1.1%
   54,345  Candela Corp.* ........................................     1,040,707
   28,836  ICU Medical, Inc.* ....................................     1,012,143

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
    4,600  IDEXX Laboratories, Inc.* .............................   $   361,468
    5,700  Molecular Devices Corp.* ..............................       181,431
                                                                     -----------
                                                                       2,595,749
                                                                     -----------
           METALS--1.7%
   78,400  Commercial Metals Co. .................................     3,550,736
   13,620  Gibraltar Industries, Inc. ............................       347,446
    3,200  Mueller Industries, Inc. ..............................       105,632
                                                                     -----------
                                                                       4,003,814
                                                                     -----------
           MOBILE HOMES--0.1%
   10,505  Palm Harbor Homes, Inc.* ..............................       220,080
                                                                     -----------
           MORTGAGE--2.8%
   99,800  Doral Financial Corp.+ ................................     1,113,768
  121,500  Fremont General Corp. .................................     2,881,980
   68,300  IndyMac Bancorp, Inc. .................................     2,651,406
                                                                     -----------
                                                                       6,647,154
                                                                     -----------
           MUSICAL INSTRUMENTS--0.0%
    3,000  Steinway Musical Instruments, Inc.* ...................        98,850
                                                                     -----------
           OFFICE & BUSINESS EQUIPMENT--0.4%
   18,800  United Stationers, Inc.* ..............................       930,600
                                                                     -----------
           OIL & GAS EQUIPMENT & SERVICES--0.4%
   30,600  Dresser-Rand Group, Inc.* .............................       773,874
    7,000  Laclede Group, Inc. (The) .............................       235,830
                                                                     -----------
                                                                       1,009,704
                                                                     -----------
           OIL & GAS EXPLORATION--0.1%
   25,600  Petrohawk Energy Corp.* ...............................       323,328
                                                                     -----------
           OIL & GAS FIELD EXPLORATION--2.6%
    1,900  Clayton Williams Energy, Inc.* ........................        82,593
   43,600  Exploration Company of Delaware (The)* ................       431,204
   14,300  Forest Oil Corp.* .....................................       709,995
  111,900  Harvest Natural Resources, Inc.*+ .....................     1,008,219
    1,800  Penn Virginia Corp. ...................................       111,330
   25,550  RPC, Inc.+ ............................................       541,404
   24,800  St. Mary Land & Exploration Co. .......................       952,072
    3,600  Swift Energy Co.* .....................................       139,536
  192,750  VAALCO Energy, Inc.* ..................................     1,262,513
   15,600  W&T Offshore, Inc. ....................................       606,996
   12,200  Western Refining, Inc.* ...............................       198,128
                                                                     -----------
                                                                       6,043,990
                                                                     -----------
           OIL & GAS FIELD SERVICES--0.0%
    2,800  Hercules Offshore, Inc.* ..............................        85,120
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           OIL REFINING--1.6%
   42,200  Alon USA Energy, Inc.* ................................   $   820,790
   62,700  Frontier Oil Corp. ....................................     2,899,875
                                                                     -----------
                                                                       3,720,665
                                                                     -----------
           PAPER & ALLIED PRODUCTS--0.3%
   74,200  Xerium Technologies, Inc.+ ............................       686,350
                                                                     -----------
           PHARMACEUTICALS--2.0%
   96,300  Alpharma, Inc., Class A ...............................     2,913,075
      400  Nutraceutical International Corp.* ....................         5,748
   25,331  PAREXEL International Corp.* ..........................       648,980
   63,200  ViroPharma, Inc.*+ ....................................     1,222,920
                                                                     -----------
                                                                       4,790,723
                                                                     -----------
           POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.1%
    7,800  Ormat Technologies, Inc.+ .............................       299,754
                                                                     -----------
           PRINTING--0.1%
    2,300  Consolidated Graphics, Inc.* ..........................       117,461
                                                                     -----------
           PROPERTY & CASUALITY INSURANCE--0.1%
   16,125  Republic Companies Group, Inc.+ .......................       277,028
                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS--10.0%
   70,600  Associated Estates Realty Corp. .......................       794,956
   63,300  CBL & Associates Properties, Inc. .....................     2,696,580
   65,500  Digital Realty Trust, Inc. ............................     1,808,455
   35,300  Entertainment Properties Trust ........................     1,459,655
   59,200  Equity Lifestyle Properties, Inc. .....................     2,823,248
  137,700  Felcor Lodging Trust, Inc.+ ...........................     2,733,345
   44,258  Glimcher Realty Trust .................................     1,180,803
   87,000  HRPT Properties Trust .................................       932,640
   65,600  Mills Corp. (The)+ ....................................     2,593,168
   60,200  OMEGA Healthcare Investors, Inc. ......................       778,988
   47,900  PS Business Parks, Inc.+ ..............................     2,547,801
   28,400  Tanger Factory Outlet Centers, Inc. ...................       917,320
   59,400  Taubman Centers, Inc.+ ................................     2,360,556
                                                                     -----------
                                                                      23,627,515
                                                                     -----------
           RESIDENTIAL CONSTRUCTION--0.7%
   57,200  Champion Enterprises, Inc.*+ ..........................       887,744
   26,400  Standard Pacific Corp. ................................       867,240
                                                                     -----------
                                                                       1,754,984
                                                                     -----------
           RESTAURANTS--1.6%
  117,800  Domino's Pizza, Inc. ..................................     3,003,900
   49,831  Main Street Restaurant Group, Inc.*+ ..................       274,070
   15,002  Papa John's International, Inc.* ......................       493,566
                                                                     -----------
                                                                       3,771,536
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------

           RETAIL - SPECIALTY--6.3%
   64,400  Barnes & Noble, Inc.+ .................................   $ 2,773,708
   31,400  Claire's Stores, Inc. .................................     1,006,056
   38,703  Conn's, Inc.* .........................................     1,441,687
    5,100  Deb Shops, Inc. .......................................       161,415
   54,900  Dollar Tree Stores, Inc.* .............................     1,505,358
   34,500  Dress Barn, Inc. (The)* ...............................     1,489,710
   30,201  EZCORP, Inc., Class A* ................................       653,247
   62,900  Rent-A-Center, Inc.* ..................................     1,468,086
    9,800  REX Stores Corp.* .....................................       150,136
    5,000  Shoe Carnival, Inc.*+ .................................       112,350
   63,800  Sonic Automotive, Inc.+ ...............................     1,690,062
   32,500  Sportsman's Guide, Inc. (The)* ........................       821,925
   53,900  Steven Madden Ltd.* ...................................     1,727,495
                                                                     -----------
                                                                      15,001,235
                                                                     -----------
           RUBBER & MISC PLASTICS--0.4%
   41,512  PW Eagle, Inc.* .......................................       917,000
                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS--4.4%
   33,500  BankUnited Financial Corp., Class A ...................       935,990
   32,100  Commercial Capital Bancorp, Inc. ......................       459,993
    6,000  First Financial Holdings, Inc.+ .......................       193,920
   25,677  First Place Financial Corp. ...........................       613,423
    4,000  FirstFed Financial Corp.*+ ............................       240,040
    7,995  ITLA Capital Corp.* ...................................       370,009
    9,800  MAF Bancorp, Inc. .....................................       420,028
   10,482  PFF Bancorp, Inc. .....................................       329,449
   10,502  Provident Financial Holdings, Inc. ....................       312,960
   32,481  Sterling Financial Corp. ..............................       940,000
   76,504  TierOne Corp. .........................................     2,524,632
  118,318  Washington Federal, Inc. ..............................     2,799,404
   19,700  Willow Grove Bancorp, Inc .............................       334,506
                                                                     -----------
                                                                      10,474,354
                                                                     -----------
           SCHOOLS--0.6%
   40,493  Education Management Corp.* ...........................     1,522,537
                                                                     -----------
           SEMICONDUCTORS--4.0%
   70,799  Cirrus Logic, Inc.* ...................................       537,364
   97,021  Cohu, Inc.+ ...........................................     2,049,083
    8,000  Cymer, Inc.* ..........................................       359,840
   50,300  EMCOR Group, Inc.* ....................................     2,192,577
  209,400  LTX Corp.* ............................................     1,185,204
  118,946  Mattson Technology, Inc.* .............................     1,436,868
   18,000  Zoran Corp.*+ .........................................       356,040
   76,966  Zygo Corp.* ...........................................     1,323,046
                                                                     -----------
                                                                       9,440,022
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

             SERVICES - MANAGEMENT CONSULTING--0.6%
    136,400  Spherion Corp.* ...................................   $  1,361,272
                                                                   ------------
             STEEL--0.6%
     51,100  Olympic Steel, Inc. ...............................      1,346,996
      3,200  Steel Technologies, Inc. ..........................         88,288
                                                                   ------------
                                                                      1,435,284
                                                                   ------------
             TELECOMMUNICATIONS & EQUIPMENT--0.4%
     62,400  Andrew Corp.* .....................................        846,144
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.7%
      8,000  Audiovox Corp., Class A* ..........................        102,160
      4,180  CalAmp Corp.* .....................................         42,009
     56,700  Cincinnati Bell, Inc.* ............................        231,903
     53,900  Commonwealth Telephone Enterprises, Inc.+ .........      1,739,892
    115,300  First BanCorp.+ ...................................      1,459,698
     64,500  Iowa Telecommunications Services, Inc. ............      1,141,650
     29,000  Leap Wireless International, Inc.* ................      1,221,190
    108,042  Lightbridge, Inc.* ................................      1,059,892
    111,300  Talk America Holdings, Inc.* ......................        949,389
     18,936  West Corp.* .......................................        824,284
                                                                   ------------
                                                                      8,772,067
                                                                   ------------
             TELEPHONE--0.3%
     49,614  Valor Communications Group, Inc. ..................        612,733
                                                                   ------------
             TRANSPORTATION--4.6%
     27,500  Atlas Air Worldwide Holdings, Inc.* ...............      1,313,125
     41,100  EGL, Inc.* ........................................      1,662,495
    124,322  Genco Shipping & Trading Ltd. .....................      2,030,178
    136,600  OMI Corp. .........................................      2,390,500
     64,010  Pacer International, Inc. .........................      2,038,719
      5,900  TAL International Group, Inc.* ....................        125,906
     29,400  YRC Worldwide, Inc.* ..............................      1,406,496
                                                                   ------------
                                                                     10,967,419
                                                                   ------------
             UTILITIES--3.0%
     29,800  AGL Resources, Inc. ...............................      1,069,820
     12,100  Avista Corp. ......................................        237,160
     81,400  Energen Corp. .....................................      2,908,422
     85,700  National Fuel Gas Co.+ ............................      2,774,966
      5,100  Southern Union Co.* ...............................        125,562
                                                                   ------------
                                                                      7,115,930
                                                                   ------------
             WASTE MANAGEMENT--0.8%
     67,545  Metal Management, Inc. ............................      1,905,444
                                                                   ------------
             Total Common Stocks
               (Cost $214,576,575) .............................    233,564,004
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      VALUE
SHARES/UNITS                                                         (NOTE 1)
--------------------------------------------------------------------------------

             WARRANTS--0.0%
             SAVINGS & LOAN ASSOCIATIONS--0.0%
      4,100  Dime Community Bancshares, Litigation
               Tracking Warrants* ..............................   $        574
                                                                   ------------
             Total Warrants
               (Cost $768) .....................................            574
                                                                   ------------
  PRINCIPAL
AMOUNT (000'S)
--------------

             REPURCHASE AGREEMENTS--2.3%
 $      678  Bear, Stearns & Co., Inc.**
               (Agreement dated 02/28/06 to
               be repurchased at $678,259,
               collateralized by $550,000 par
               amount of U.S. Treasury Note, at a
               rate of 3.875%, due 01/15/09, market
               value of collateral is $701,268)
               2.28%, 03/01/06 .................................        678,216
      4,800  Bear, Stearns & Co., Inc.
               (Agreement dated 02/28/06 to
               be repurchased at $4,800,952,
               collateralized by $1,915,000 par
               amount of U.S. Treasury Note, at a rate
               of 3.875%, due 01/15/09, market
               value of collateral is $2,441,686 and
               $2,245,000 par amount of U.S. Treasury
               Bond at a rate of 2.375%, due 01/15/25,
               market value of collateral is $2,497,612)
               4.50%, 03/01/06 .................................      4,800,352
                                                                   ------------
             Total Repurchase Agreements
              (Cost $5,478,568) ................................      5,478,568
                                                                   ------------
Total Investments -- 101.1%
  (Cost $220,055,911) ..........................................    239,043,146
                                                                   ------------
Liabilities in Excess of Other Assets -- (1.1)% ................     (2,699,682)
                                                                   ------------
Net Assets -- 100.0% ...........................................   $236,343,464
                                                                   ============
----------
*     Non-income producing.

** Investment purchased with cash collateral received for securities on loan. (Note 6)

+     Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2006 (UNAUDITED)

                                                           EMERGING GROWTH         GROWTH            MID CAP        SMALL CAP VALUE
                                                                 FUND               FUND               FUND               FUND
                                                           ---------------      -------------     -------------     ---------------
ASSETS
   Investments, at value, including securities on loan
       (Note 6) (Cost -- $127,340,281, $43,826,881,
       $36,365,451 and $220,055,911, respectively) ...      $ 144,548,029       $  48,105,871     $  39,429,333      $ 239,043,146
   Dividends and interest receivable .................             87,935              27,314            24,766            226,781
   Receivable for investments sold ...................          3,926,846           1,370,236         2,149,325          7,058,424
   Receivable for capital shares sold ................             90,642              15,301             2,800            444,402
   Prepaid expenses and other assets .................             20,360              12,434            12,050             30,315
                                                            -------------       -------------     -------------      -------------
      Total assets ...................................        148,673,812          49,531,156        41,618,274        246,803,068
                                                            -------------       -------------     -------------      -------------
LIABILITIES
   Payable for investments purchased .................          3,722,876           1,216,947         1,897,945          9,263,808
   Payable upon return of securities loaned (Note 6) .            812,413             220,759           320,361            678,216
   Payable for capital shares redeemed ...............             84,319                 100             2,043            307,149
   Investment advisory fee payable ...................             82,780              11,780            25,710             80,632
   Accrued expenses and other liabilities ............             85,459              31,159            36,459            129,799
                                                            -------------       -------------     -------------      -------------
      Total liabilities ..............................          4,787,847           1,480,745         2,282,518         10,459,604
                                                            -------------       -------------     -------------      -------------
NET ASSETS
   Capital stock, $0.001 par value ...................              9,478               3,008             2,130             13,047
   Additional paid-in capital ........................        115,524,565          42,330,610        33,614,552        205,605,893
   Undistributed net investment income/(accumulated
      loss) ..........................................           (273,876)            (12,148)           16,033            726,772
   Accumulated net realized gain from
      investments ....................................         11,418,050           1,449,951         2,639,159         11,010,517
   Net unrealized appreciation on investments ........         17,207,748           4,278,990         3,063,882         18,987,235
                                                            -------------       -------------     -------------      -------------
   Net assets applicable to shares outstanding .......      $ 143,885,965       $  48,050,411     $  39,335,756      $ 236,343,464
                                                            =============       =============     =============      =============
Shares outstanding ...................................          9,477,430           3,007,886         2,129,773         13,046,806
                                                            -------------       -------------     -------------      -------------
Net asset value, offering and redemption price
   per share .........................................             $15.18              $15.97            $18.47             $18.12
                                                                   ======              ======            ======             ======

The accompanying notes are an integral part of the financial statements.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                            EMERGING GROWTH         GROWTH             MID CAP       SMALL CAP VALUE
                                                                  FUND               FUND                FUND              FUND
                                                            ---------------      ------------       ------------     ---------------
INVESTMENT INCOME
   Dividends* ..........................................      $    506,896       $    172,375       $    271,744      $  2,113,335
   Payment by affiliate (Note 2) .......................                --                 --                 --         1,030,087
   Interest ............................................            59,095             20,916             20,236            77,507
   Securities lending (Note 6) .........................            27,265              7,557              5,388            30,261
                                                              ------------       ------------       ------------      ------------
   Total investment income .............................           593,256            200,848            297,368         3,251,190
                                                              ------------       ------------       ------------      ------------
EXPENSES
   Investment advisory fees (Note 2) ...................           553,694             73,389             99,151           843,604
   Co-Administration fees (Note 2) .....................           148,410             59,278             53,021           214,295
   Administrative services fees ........................           110,739             33,873             27,334           173,085
   Transfer agent fees .................................            33,000             21,000             28,200            41,999
   Professional fees ...................................            24,788             11,246             10,597            34,021
   Printing and shareholder reporting fees .............            30,000              7,500             12,001            48,000
   Custodian fees ......................................            22,148              6,775              5,467            37,557
   Shareholder service fees (Note 3) ...................            26,696             14,402              9,588            22,800
   Directors' and officers' fees .......................            15,139              8,758              8,404            22,010
   Registration and filing fees ........................             9,203              7,074              7,009            11,833
   Other expenses ......................................             5,899              1,558              2,524             8,737
                                                              ------------       ------------       ------------      ------------
      Total expenses before waivers ....................           979,716            244,853            263,296         1,457,941
      Less: waivers ....................................          (112,584)           (31,857)           (26,190)         (175,970)
                                                              ------------       ------------       ------------      ------------
      Net expenses after waivers .......................           867,132            212,996            237,106         1,281,971
                                                              ------------       ------------       ------------      ------------
      Net investment income/(loss) .....................          (273,876)           (12,148)            60,262         1,969,219
                                                              ------------       ------------       ------------      ------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
   Net realized gain from investments ..................        13,695,075          2,702,569          3,588,600        14,723,204
   Net change in unrealized appreciation on
     investments .......................................         4,354,291          1,375,385            477,493         4,980,757
                                                              ------------       ------------       ------------      ------------
   Net realized and unrealized gain from
     investments .......................................        18,049,366          4,077,954          4,066,093        19,703,961
                                                              ------------       ------------       ------------      ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................      $ 17,775,490       $  4,065,806       $  4,126,355      $ 21,673,180
                                                              ============       ============       ============      ============

* Net of foreign withholding taxes of $317, $166, and $1,737 for the Emerging Growth Fund, Growth Fund, and Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   EMERGING GROWTH                              GROWTH
                                                                         FUND                                    FUND
                                                        ------------------------------------   -------------------------------------
                                                             FOR THE            FOR THE             FOR THE               FOR THE
                                                        SIX MONTHS ENDED         FISCAL         SIX MONTHS ENDED          FISCAL
                                                        FEBRUARY 28, 2006      YEAR ENDED      FEBRUARY 28, 2006        YEAR ENDED
                                                           (UNAUDITED)       AUGUST 31, 2005      (UNAUDITED)        AUGUST 31, 2005
                                                        -----------------    ---------------   -----------------     ---------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
   Net investment income/(loss) ....................      $    (273,876)      $  (1,021,175)      $     (12,148)      $    (252,448)
   Net increase from payments from affiliate .......                 --                  --                  --                  --
   Net realized gain from investments and
      futures transactions, if any .................         13,695,075          26,328,257           2,702,569           6,841,103
   Net change in unrealized appreciation on
      investments ..................................          4,354,291           8,725,455           1,375,385           1,811,661
                                                          -------------       -------------       -------------       -------------
   Net increase in net assets resulting from
      operations ...................................         17,775,490          34,032,537           4,065,806           8,400,316
                                                          -------------       -------------       -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................                 --                  --                  --                  --
   Net realized capital gains ......................        (26,155,202)        (35,927,417)         (3,932,855)                 --
                                                          -------------       -------------       -------------       -------------
   Total dividends and distributions to shareholders        (26,155,202)        (35,927,417)         (3,932,855)                 --
                                                          -------------       -------------       -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS (NOTE 5) ..............         (4,218,849)         24,848,186           3,392,116              48,952
                                                          -------------       -------------       -------------       -------------
   Total increase/(decrease) in net assets .........        (12,598,561)         22,953,306           3,525,067           8,449,268
NET ASSETS
   Beginning of period .............................        156,484,526         133,531,220          44,525,344          36,076,076
                                                          -------------       -------------       -------------       -------------
   End of period* ..................................      $ 143,885,965       $ 156,484,526       $  48,050,411       $  44,525,344
                                                          =============       =============       =============       =============

----------
*     Includes undistributed net investment income/loss as follows:

                                                              FOR THE
                                                         SIX MONTHS ENDED        FOR THE
                                                         FEBRUARY 28, 2006  FISCAL YEAR ENDED
                                                            (UNAUDITED)      AUGUST 31, 2005
                                                         -----------------  -----------------
Emerging Growth Fund ...............................       $   (273,876)                 --
Growth Fund ........................................            (12,148)                 --
Mid Cap Fund .......................................             16,033       $      43,897
Small Cap Value Fund ...............................            726,772             638,828

The accompanying notes are an integral part of the financial statements.

                                                                       MID CAP                            SMALL CAP VALUE
                                                                         FUND                                   FUND
                                                        ------------------------------------   -------------------------------------
                                                             FOR THE            FOR THE             FOR THE              FOR THE
                                                         SIX MONTHS ENDED        FISCAL         SIX MONTHS ENDED          FISCAL
                                                        FEBRUARY 28, 2006      YEAR ENDED      FEBRUARY 28, 2006        YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 2005       (UNAUDITED)        AUGUST 31, 2005
                                                        -----------------   ----------------   -----------------     ---------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
   Net investment income/(loss) ....................      $      60,262       $      43,939       $     939,132       $     999,051
   Net increase from payments from affiliate .......                 --                  --           1,030,087                  --
   Net realized gain from investments and
      futures transactions, if any .................          3,588,600           6,385,458          14,723,204          45,589,269
   Net change in unrealized appreciation on
      investments ..................................            477,493           1,831,144           4,980,757           7,367,445
                                                          -------------       -------------       -------------       -------------
   Net increase in net assets resulting from
      operations ...................................          4,126,355           8,260,541          21,673,180          53,955,765
                                                          -------------       -------------       -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................            (88,126)           (138,900)         (1,881,275)           (823,256)
   Net realized capital gains ......................         (6,256,944)           (156,081)        (43,503,123)        (38,374,363)
                                                          -------------       -------------       -------------       -------------
   Total dividends and distributions to shareholders         (6,345,070)           (294,981)        (45,384,398)        (39,197,619)
                                                          -------------       -------------       -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS (NOTE 5) ..............          5,721,993          (2,954,817)         17,225,049          30,776,859
                                                          -------------       -------------       -------------       -------------
   Total increase/(decrease) in net assets .........          3,503,278           5,010,743          (6,486,169)         45,535,005
NET ASSETS
   Beginning of period .............................         35,832,478          30,821,735         242,829,633         197,294,628
                                                          -------------       -------------       -------------       -------------
   End of period* ..................................      $  39,335,756       $  35,832,478       $ 236,343,464       $ 242,829,633
                                                          =============       =============       =============       =============

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                               EMERGING GROWTH FUND
                                              -----------------------------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED
                                                  FEBRUARY 28,               FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                     2006        ----------------------------------------------------------------
                                                 (UNAUDITED)       2005          2004          2003           2002         2001
                                              ----------------   --------     --------       --------       --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........    $  16.20       $  17.48     $  15.81       $  11.81       $  12.73     $  20.99
                                                   --------       --------     --------       --------       --------     --------
Net investment loss ...........................       (0.03)(1)      (0.11)       (0.11)(1)      (0.07)(1)      (0.10)       (0.07)
Net realized and unrealized gain/(loss) from
  investments (2) .............................        1.73           3.53         2.12           4.07          (0.82)       (3.58)
                                                   --------       --------     --------       --------       --------     --------
Net increase/(decrease) in net assets
  resulting from operations ...................        1.70           3.42         2.01           4.00          (0.92)       (3.65)
                                                   --------       --------     --------       --------       --------     --------
Distributions to shareholders from:
Net realized capital gains ....................       (2.72)         (4.70)       (0.34)            --             --        (4.61)
                                                   --------       --------     --------       --------       --------     --------
Redemption fees (Note 5)* .....................          --             --           --             --             --           --
                                                   --------       --------     --------       --------       --------     --------
Net asset value, end of period ................    $  15.18       $  16.20     $  17.48       $  15.81       $  11.81     $  12.73
                                                   ========       ========     ========       ========       ========     ========
Total investment return (3) ...................       13.01%         26.06%       12.71%         33.87%         (7.23)%     (20.16)%
                                                   ========       ========     ========       ========       ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....    $143,886       $156,485     $133,531       $130,286       $ 96,865     $139,927
Ratio of expenses to average net assets (4) ...        1.17%(5)       1.18%        1.15%          1.20%          1.12%        1.07%
Ratio of expenses to average net assets
  without waivers, if any .....................        1.33%(5)       1.33%        1.31%          1.36%          1.26%        1.25%
Ratio of net investment loss to average
  net assets (4) ..............................       (0.37)%(5)     (0.68)%      (0.58)%        (0.55)%        (0.75)%      (0.67)%
Portfolio turnover rate .......................      106.69%        318.36%      269.90%        227.46%        216.40%      280.00%

----------
*     Amount is less than $0.01 per share.

(1)   Calculated based on average shares outstanding for the period.

(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(4)   Reflects waivers and expense reimbursements, if any.

(5)   Annualized.

The accompanying notes are an integral part of the financial statements.

                                                                                         GROWTH FUND
                                              ------------------------------------------------------------------------------------
                                                   FOR THE
                                               SIX MONTHS ENDED                   FOR THE FISCAL YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2006    ---------------------------------------------------------------
                                                 (UNAUDITED)        2005          2004            2003           2002        2001
                                              -----------------    -------       -------        -------        -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............   $ 16.08        $ 12.99       $ 11.53        $  9.07        $ 10.48     $ 23.69
                                                    -------        -------       -------        -------        -------     -------
Net investment loss .............................        --(1)       (0.09)(1)     (0.09)(1)      (0.08)(1)      (0.10)      (0.10)
Net realized and unrealized gain/(loss) from
  investments (2) ...............................      1.31           3.18          1.55           2.54          (1.31)      (6.59)
                                                    -------        -------       -------        -------        -------     -------
Net increase/(decrease) in net assets
  resulting from operations .....................      1.31           3.09          1.46           2.46          (1.41)      (6.69)
                                                    -------        -------       -------        -------        -------     -------
Distributions to shareholders from:
Net realized capital gains ......................     (1.42)            --            --             --             --       (6.52)
                                                    -------        -------       -------        -------        -------     -------
Redemption fees (Note 5)* .......................        --             --            --             --             --          --
                                                    -------        -------       -------        -------        -------     -------
Net asset value, end of period ..................   $ 15.97        $ 16.08       $ 12.99        $ 11.53        $  9.07     $ 10.48
                                                    =======        =======       =======        =======        =======     =======
Total investment return (3) .....................      9.20%         23.79%        12.66%         27.12%        (13.45)%    (36.45)%
                                                    =======        =======       =======        =======        =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......   $48,050        $44,525       $36,076        $33,809        $34,034     $39,930
Ratio of expenses to average net assets (4) .....      0.94%(5)       1.20%         1.36%          1.49%          1.35%       1.08%
Ratio of expenses to average net assets
  without waivers, if any .......................      1.08%(5)       1.39%         1.59%          1.79%          1.54%       1.36%
Ratio of net investment loss to average
  net assets (4) ................................     (0.05)(5)      (0.62)%       (0.65)%        (0.81)%        (0.96)%     (0.70)%
Portfolio turnover rate .........................    122.78%        343.20%       291.02%        237.59%        241.28%     271.29%

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                        MID CAP FUND
                                                      --------------------------------------------------------------------------
                                                        FOR THE
                                                      SIX MONTHS
                                                          ENDED
                                                      FEBRUARY 28,                  FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                          2006          --------------------------------------------------------
                                                       (UNAUDITED)        2005         2004        2003        2002        2001
                                                      ------------      -------      -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................    $ 20.16        $ 15.82      $ 13.88     $ 11.98     $ 13.16     $ 19.22
                                                         -------        -------      -------     -------     -------     -------
Net investment income/(loss) ........................       0.03(1)        0.02(1)      0.07        0.08        0.08        0.06
Net realized and unrealized gain/(loss) from
  investments (2) ...................................       1.88           4.47         1.96        1.90       (1.22)      (2.98)
                                                         -------        -------      -------     -------     -------     -------
Net increase/(decrease) in net assets resulting
  from operations ...................................       1.91           4.49         2.03        1.98       (1.14)      (2.92)
                                                         -------        -------      -------     -------     -------     -------
Dividends and distributions to shareholders from:
Net investment income ...............................      (0.05)         (0.07)       (0.09)      (0.08)      (0.06)      (0.08)
Net realized capital gains ..........................      (3.55)         (0.08)          --          --          --       (3.06)
                                                         -------        -------      -------     -------     -------     -------
Total dividends and distributions to shareholders ...      (3.60)         (0.15)       (0.09)      (0.08)      (0.06)      (3.14)
                                                         -------        -------      -------     -------     -------     -------
Redemption fees (Note 5) ............................         --*            --*          --*         --*       0.02          --*
                                                         -------        -------      -------     -------     -------     -------
Net asset value, end of period ......................    $ 18.47        $ 20.16      $ 15.82     $ 13.88     $ 11.98     $ 13.16
                                                         -------        -------      -------     -------     -------     -------
Total investment return (3) .........................      11.80%         28.52%       14.64%      16.70%      (8.48)%    (17.42)%
                                                         -------        -------      -------     -------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........    $39,336        $35,832      $30,822     $26,112     $25,109     $31,198
Ratio of expenses to average net assets (4) .........       1.30%(5)       1.23%        0.97%       1.00%       0.85%       0.91%
Ratio of expenses to average net assets without
  waivers, if any ...................................       1.44%(5)       1.44%        1.35%       1.52%       1.27%       1.39%
Ratio of net investment income/(loss) to
  average net assets (4) ............................       0.33%(5)       0.13%        0.47%       0.66%       0.59%       0.39%
Portfolio turnover rate .............................     157.24%        321.41%      292.78%     227.20%     270.77%     318.28%

-----------
*     Amount is less than $0.01 per share.

(1)   Calculated based on average shares outstanding for the period.

(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(4)   Reflects waivers and expense reimbursements, if any.

(5)   Annualized.

The accompanying notes are an integral part of the financial statements.

                                                                                   SMALL CAP VALUE FUND
                                                     -----------------------------------------------------------------------------
                                                          FOR THE
                                                     SIX MONTHS ENDED                FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                     FEBRUARY 28, 2006   ---------------------------------------------------------
                                                        (UNAUDITED)         2005         2004        2003       2002        2001
                                                     -----------------   --------     --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .................    $  20.43       $  19.90     $  18.46    $  16.86    $  17.61    $  12.91
                                                          --------       --------     --------    --------    --------    --------
Net investment income/(loss) .........................        0.16(1)        0.08(1)      0.09        0.05       (0.05)       0.02
Net realized and unrealized gain/(loss) from
  investments (2) ....................................        1.39           4.29         3.67        2.90        1.71        4.79
                                                          --------       --------     --------    --------    --------    --------
Net increase/(decrease) in net assets resulting
  from operations ....................................        1.55           4.37         3.76        2.95        1.66        4.81
                                                          --------       --------     --------    --------    --------    --------
Dividends and distributions to shareholders from:
Net investment income ................................       (0.15)         (0.08)       (0.09)         --       (0.02)      (0.14)
Net realized capital gains ...........................       (3.71)         (3.76)       (2.24)      (1.41)      (2.58)         --
                                                          --------       --------     --------    --------    --------    --------
Total dividends and distributions to shareholders.....       (3.86)         (3.84)       (2.33)      (1.41)      (2.60)      (0.14)
                                                          --------       --------     --------    --------    --------    --------
Redemption fees (Note 5) .............................          --*            --*        0.01        0.06        0.19        0.03
                                                          --------       --------     --------    --------    --------    --------
Net asset value, end of period .......................    $  18.12       $  20.43     $  19.90    $  18.46    $  16.86    $  17.61
                                                          --------       --------     --------    --------    --------    --------
Total investment return (3) ..........................        9.88%         26.37%       21.46%      20.51%      13.31%      37.97%
                                                          ========       ========     ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ............    $236,343       $242,830     $197,295    $180,497    $130,380    $ 35,564
Ratio of expenses to average net assets (4) ..........        1.11%(5)       0.99%        0.92%       1.55%       1.73%       1.67%
Ratio of expenses to average net assets without
  waivers, if any ....................................        1.26%(5)       1.14%        1.07%       1.70%       1.88%       2.14%
Ratio of net investment income/(loss) to
  average net assets (4) .............................        1.71%(5)       0.43%        0.45%       0.33%      (0.35)%      0.17%
Portfolio turnover rate ..............................      124.67%        348.63%      366.70%     268.07%     275.73%     277.28%

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is between 4.00% and 4.99% better than its benchmark, it would pay Numeric the basic fee. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for the Growth Fund is the Russell 2500(R) Growth Index. On November 12, 2004, during a special meeting, shareholders of the Mid Cap Fund approved a proposal to change the Fund's benchmark from the S&P MidCap 400(R) Index to the Russell MidCap(R) Index. The Adviser elected to change the benchmark index because the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund's portfolio and provides the best comparative performance information. From December 1, 2004 through November 30, 2005, the performance fee was compared to both the S&P MidCap 400(R) Index and the Russell MidCap(R) Index separately each month. Each month during this period, the Fund paid the advisory fee based upon whichever performance fee calculation resulted in a lower advisory fee. Effective December 1, 2005, the Fund began paying an advisory fee based solely on the performance fee calculation of the Russell MidCap(R) Index. The benchmark index for the Small Cap Value Fund is the Russell 2000(R) Value Index.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period.

The chart below shows what the management fee rate would be if a Fund exceeds its benchmark by the stated amount.

PERCENTAGE POINT DIFFERENCE BETWEEN FUND PERFORMANCE                             PERFORMANCE         TOTAL
(NET OF EXPENSES INCLUDING ADVISORY FEES) AND                                     ADJUSTMENT      ADVISORY FEE
CHANGE IN TOTAL BENCHMARK INDEX                                 BASIC FEE            RATE             RATE
----------------------------------------------------            ---------        -----------      ------------
+9% or more .................................................     0.85%              0.50%            1.35%
+8% or more but less than +9% ...............................     0.85%              0.40%            1.25%
+7% or more but less than +8% ...............................     0.85%              0.30%            1.15%
+6% or more but less than +7% ...............................     0.85%              0.20%            1.05%
+5% or more but less than +6% ...............................     0.85%              0.10%            0.95%
+4% or more but less than +5% ...............................     0.85%              None             0.85%
+3% or more but less than +4% ...............................     0.85%             (0.10)%           0.75%
+2% or more but less than +3% ...............................     0.85%             (0.20)%           0.65%
+1% or more but less than +2% ...............................     0.85%             (0.30)%           0.55%
+0% or more but less than +1% ...............................     0.85%             (0.40)%           0.45%
Less than 0% ................................................     0.85%             (0.50)%           0.35%

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At the end of each month, the management fee rate is applied to the net assets averaged over the same 12-month rolling period over which the investment performance of a Fund was measured to determine the monthly management fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

The Adviser contractually agreed to limit the Emerging Growth, Growth, Mid Cap, and Small Cap Value Fund's total operating expenses (other than investment advisory fees, shareholder servicing fees, brokerage commissions, extraordinary items, interest and taxes) through December 31, 2006 to the extent that such expenses exceed 1.25%, 0.50%, 0.50%, and 0.50%, respectively, of the average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts that Numeric has assumed. For the six months ended February 28, 2006, investment advisory fees were as follows:

FUND                                                        ADVISORY FEES
----                                                        -------------
Emerging Growth Fund ..................................       $553,694
Growth Fund ...........................................         73,389
Mid Cap Fund ..........................................         99,151
Small Cap Value Fund ..................................        843,604

During the fiscal year ended August 31, 2004, the Staff of the Securities and Exchange Commission (the "SEC" or "Staff") notified RBB that the methodology used to calculate the performance-based investment advisory fee for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund managed by Numeric did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for these Funds) rather than the average daily net assets in the most recent month, as was done previously.

Applying the revised methodology to the Small Cap Value Fund for the period since the inception of the performance fee (January 2001) indicates that the Small Cap Value Fund overpaid Numeric by approximately $920,000. In addition, the Staff indicated that interest of approximately $110,000 was also due from Numeric on this amount. During December 2005, Numeric reimbursed these amounts to the Small Cap Value Fund. With respect to the Growth Fund and the Mid Cap Fund, application of the revised methodology indicated that these funds had underpaid Numeric since the inception of the performance fee. Numeric has agreed to waive repayment of the underpaid fees.

Effective on September 1, 2004, the performance for all three aforementioned funds began to be calculated in accordance with the Advisers Act.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six-months ended February 28, 2006, PFPC, voluntarily agreed to waive a portion of its administration fees. During such period, co-administration fees and related waivers were as follows:

                                                                 TOTAL                                    NET
FUND                                                     CO-ADMINISTRATION FEES     WAIVERS      CO-ADMINISTRATION FEES
----                                                     ----------------------     -------      ----------------------
Emerging Growth Fund ................................           $148,410           $(16,611)            $131,799
Growth Fund .........................................             59,278             (2,500)              56,778
Mid Cap Fund ........................................             53,021             (2,500)              50,521
Small Cap Value Fund ................................            214,295            (25,963)             188,332

Included in the Co-Administration Fees shown above are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the six-months ended February 28, 2006, transfer agency fees and expenses were $33,000, $21,000, $28,200, and $41,999 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six-months ended February 28, 2006, PFPC Distributors, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                             TOTAL
                                                         ADMINISTRATIVE                               NET ADMINISTRATIVE
FUND                                                     SERVICES FEES              WAIVERS             SERVICES FEES
----                                                     --------------             -------           ------------------
Emerging Growth Fund .............................         $ 110,739              ($ 95,973)             $  14,766
Growth Fund ......................................            33,873                (29,357)                 4,516
Mid Cap Fund .....................................            27,334                (23,690)                 3,644
Small Cap Value Fund .............................           173,085               (150,007)                23,078

As of February 28, 2006, the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $26,828, $11,428, $12,315 and $36,647, respectively, for their services.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. SHAREHOLDER SERVICES PLAN

The Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers.

4. INVESTMENT IN SECURITIES

For the six-months ended February 28, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                                                PURCHASES           SALES
----                                                                               ------------     ------------
Emerging Growth Fund .....................................................         $156,504,640     $186,284,659
Growth Fund ..............................................................           54,921,015       55,374,967
Mid Cap Fund .............................................................           56,476,569       57,790,909
Small Cap Value Fund .....................................................          288,680,085      314,410,630

5. CAPITAL SHARE TRANSACTIONS

As of February 28, 2006, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                                                         EMERGING GROWTH FUND
                                               ------------------------------------------------------------------
                                                           FOR THE                             FOR THE
                                                      SIX-MONTHS ENDED                    FISCAL YEAR ENDED
                                                      FEBRUARY 28, 2006                    AUGUST 31, 2005
                                               ------------------------------      ------------------------------
                                                  SHARES            AMOUNT            SHARES             AMOUNT
                                               ------------      ------------      ------------      ------------
Sales ......................................        226,441      $  3,267,322           704,511      $  9,877,760
Repurchases ................................     (2,273,551)      (32,098,674)       (1,394,220)      (20,393,052)
Redemption fees(1) .........................             --             2,042                --            12,804
Reinvestments ..............................      1,864,420        24,610,461         2,708,864        35,350,674
                                               ------------      ------------      ------------      ------------
Net increase/(decrease) ....................       (182,690)     $ (4,218,849)        2,019,155      $ 24,848,186
                                               ============      ============      ============      ============

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                                            GROWTH FUND
                                                                 ------------------------------------------------------------------
                                                                             FOR THE                             FOR THE
                                                                         SIX-MONTHS ENDED                   FISCAL YEAR ENDED
                                                                        FEBRUARY 28, 2006                    AUGUST 31, 2005
                                                                 ------------------------------      ------------------------------
                                                                     SHARES           AMOUNT            SHARES             AMOUNT
                                                                 ------------      ------------      ------------      ------------
Sales ......................................................           89,927      $  1,396,360           503,921      $  7,450,691
Repurchases ................................................         (115,503)       (1,786,576)         (513,224)       (7,409,914)
Redemption fees(1) .........................................               --             4,652                --             8,175
Reinvestments ..............................................          264,729         3,777,680                --                --
                                                                 ------------      ------------      ------------      ------------
Net increase/(decrease) ....................................          239,153      $  3,392,116            (9,303)     $     48,952
                                                                 ============      ============      ============      ============

                                                                                               MID CAP FUND
                                                                 ------------------------------------------------------------------
                                                                             FOR THE                             FOR THE
                                                                         SIX-MONTHS ENDED                   FISCAL YEAR ENDED
                                                                        FEBRUARY 28, 2006                    AUGUST 31, 2005
                                                                 ------------------------------      ------------------------------
                                                                     SHARES           AMOUNT            SHARES             AMOUNT
                                                                 ------------      ------------      ------------      ------------
Sales ......................................................           77,905      $  1,413,296           128,560      $  2,321,750
Repurchases ................................................         (102,768)       (1,852,906)         (314,940)       (5,571,383)
Redemption fees(1) .........................................               --             2,094                --             8,265
Reinvestments ..............................................          377,022         6,159,509            15,506           286,551
                                                                 ------------      ------------      ------------      ------------
Net increase/(decrease) ....................................          352,159      $  5,721,993          (170,874)     $ (2,954,817)
                                                                 ============      ============      ============      ============

                                                                                          SMALL CAP VALUE FUND
                                                                 ------------------------------------------------------------------
                                                                             FOR THE                             FOR THE
                                                                         SIX-MONTHS ENDED                   FISCAL YEAR ENDED
                                                                        FEBRUARY 28, 2006                    AUGUST 31, 2005
                                                                 ------------------------------      ------------------------------
                                                                     SHARES           AMOUNT            SHARES             AMOUNT
                                                                 ------------      ------------      ------------      ------------
Sales ......................................................          767,201      $ 13,535,341         2,901,655      $ 50,936,546
Repurchases ................................................       (2,256,861)      (39,238,795)       (3,073,233)      (56,570,385)
Redemption fees(1) .........................................               --            14,164                --            58,247
Reinvestments ..............................................        2,648,951        42,914,339         2,142,655        36,352,451
                                                                 ------------      ------------      ------------      ------------
Net increase ...............................................        1,159,291      $ 17,225,049         1,971,077      $ 30,776,859
                                                                 ============      ============      ============      ============

(1) There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of February 28, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Emerging Growth Fund (2 shareholders) ......................................................        39%
Growth Fund (2 shareholders) ...............................................................        60%
Mid Cap Fund (1 shareholder) ...............................................................        21%
Small Cap Value Fund (1 shareholder) .......................................................        55%

6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the aggregate value of collateral by the Funds and pledged to borrowers at February 28, 2006, were as follows:

                                                                                                  VALUE OF
FUND                                                                                        SECURITIES ON LOAN   VALUE OF COLLATERAL
----                                                                                        ------------------   -------------------
Emerging Growth Fund .................................................................           $18,735,182         $19,243,001
Growth Fund ..........................................................................             3,187,527           3,274,460
Mid Cap Fund .........................................................................             1,505,066           1,544,392
Small Cap Value Fund .................................................................            14,542,341          14,946,308

Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.

7. FEDERAL INCOME TAX INFORMATION

At February 28, 2006, Federal tax cost, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation of securities held by each Fund were as follows:

                                                                 FEDERAL TAX        UNREALIZED        UNREALIZED      NET UNREALIZED
FUND                                                                 COST          APPRECIATION      DEPRECIATION      APPRECIATION
----                                                             ------------      ------------      ------------     --------------
Emerging Growth Fund ......................................      $127,823,177      $ 20,732,517      $ (4,007,665)     $ 16,724,852
Growth Fund ...............................................        44,145,097         5,097,521        (1,136,747)        3,960,774
Mid Cap Fund ..............................................        36,512,981         3,268,480          (352,128)        2,916,352
Small Cap Value Fund ......................................       221,428,003        23,587,568        (5,972,425)       17,615,143

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                       UNDISTRIBUTED        UNDISTRIBUTED
                                                                                         ORDINARY             LONG-TERM
FUND                                                                                      INCOME                GAINS
----                                                                                   -------------        -------------
Emerging Growth Fund .............................................                      $19,013,702          $ 5,422,766
Growth Fund ......................................................                        1,247,347            1,642,717
Mid Cap Fund .....................................................                        4,801,535              570,471
Small Cap Value Fund .............................................                       37,915,404            3,354,628

At August 31, 2005, the Funds had no capital loss carryforwards available to offset future capital gains.

During the year ended August 31, 2005, the Growth Fund and Mid Cap Fund utilized $3,738,541 and $755,983, respectively, of prior year capital loss carryforwards.

The estimated tax character of distributions paid during the six-months ended February 28, 2006 and the tax character distributions paid during the year ended August 31, 2005 were as follows:

                                                       ORDINARY               LONG-TERM
FUND                            PERIOD                  INCOME                   GAINS             TOTAL
----                           -------               -----------             -----------       -----------
Emerging Growth Fund           2/28/06               $20,674,149             $ 5,481,053       $26,155,202
                               8/31/05                24,741,834              11,185,583        35,927,417

Growth Fund                    2/28/06                 2,271,085               1,661,770         3,932,855
                               8/31/05                        --                      --                --

Mid Cap Fund                   2/28/06                 5,604,812                 740,258         6,345,070
                               8/31/05                   138,900                 156,081           294,981

Small Cap Value Fund           2/28/06                41,045,812               4,338,586        45,384,398
                               8/31/05                36,867,260               2,330,359        39,197,619

                            [LOGO] N/I NUMERIC INVESTORS
                                               FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          OTHER INFORMATION (UNAUDITED)

1. PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available without charge, upon request, by calling
(800) 348-5031 and on the SEC website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            [LOGO] N/I NUMERIC INVESTORS
                                           FAMILY OF FUNDS

                                101 Sabin Street
                              Pawtucket, RI 02866

                            1-800-numeric [686-3742]
                             http://www.numeric.com

                            INVESTMENT ADVISER
                                 Numeric Investors LLC(R)
                                 One Memorial Drive
                                 Cambridge, MA 02142

                            CO-ADMINISTRATORS
                                 Bear Stearns Funds Management Inc.
                                 83 Madison Avenue
                                 New York, NY 10179

                                 PFPC Inc.
                                 Bellevue Corporate Center
                                 301 Bellevue Parkway
                                 Wilmington, DE 19809

                            DISTRIBUTOR
                                 PFPC Distributors, Inc.
                                 760 Moore Road
                                 King of Prussia, PA 19406

                            CUSTODIAN
                                 Custodial Trust Company
                                 101 Carnegie Center
                                 Princeton, NJ 08540

                            TRANSFER AGENT
                                 PFPC Inc.
                                 101 Sabin Street
                                 Pawtucket, RI 02866

                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                 PricewaterhouseCoopers LLP
                                 Two Commerce Square
                                 Philadelphia, PA 19103

                            COUNSEL
                                 Drinker Biddle & Reath LLP
                                 One Logan Square
                                 18th and Cherry Streets
                                 Philadelphia, PA 19103



                                              [LOGO] N/I NUMERIC INVESTORS
                                                                 FAMILY OF FUNDS

                                                      101 Sabin Street
                                                     Pawtucket, RI 02866

                                                  1-800-numeric [686-3742]
                                                   http://www.numeric.com

--------------------------------------------------------------------------------

ROBECO INVESTMENT FUNDS

OF THE RBB FUND, INC.

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                   ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                              ROBECO WPG TUDOR FUND

                        ROBECO WPG LARGE CAP GROWTH FUND

                            ROBECO WPG CORE BOND FUND



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                            [GRAPHIC OMITTED] ROBECO

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholder:

     The stock market continued its positive performance for the six-months ended February 28, 2006 despite fears of rising oil prices. We have seen a compression in valuations that has continued into the current market. In normal environments, if such a thing still exists, there is often a wide range in valuations between unprofitable companies and highly profitable companies. Not so today. The spread in P/E's between companies that make money and those that don't is compressed. In essence, investors are not rewarded in today's market for taking risks, and this is evident in more than just the U.S. equity market. This compression exists in many segments of the financial markets around the world. In the U.S. we have a flat yield curve in the fixed income market, a lack of spread between junk bonds and investment grade credit, overseas there is a lack of spread between emerging market securities and developed market securities, and, lastly, a lack of spread between large cap stocks and small cap stocks as measured by the valuations of their indices.

     In this environment we continue to invest in higher quality companies with sustainable growth prospects. In our opinion the risk to owning lower quality companies is simply not one worth taking.

     The following pages contain investment commentary on each of the Robeco Investment Funds. Please take a minute to review and feel free to contact us with any questions.



Warm Regards,

Robeco Investment Funds


                                                     SEMI-ANNUAL REPORT 2006 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Small Cap Value Fund II Institutional Class returned 7.70% for the six-month period ended February 28, 2006. The Fund trailed the Russell 2000(R) Value Index for the period by just over 1%.

     Of the thirteen economic sectors, 10 of them contributed to the positive returns. Capital Goods, Consumer Services and Technology were the largest contributors.

     The portfolio is constructed of companies that possess valuation and profitability characteristics that are more attractive than the benchmark.

     The Fund remains closed to new investors.


Sincerely,

David Dabora
BP Small Cap Value Fund II Portfolio Manager


--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-                               SINCE
                                   MONTH     1 YEAR       5 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
Institutional Class                7.70%     14.69%       17.02%       16.18%
--------------------------------------------------------------------------------
Investor Class                     7.54%     14.35%       16.74%       15.93%
--------------------------------------------------------------------------------
Russell 2000(R) Value
  Index                            8.80%     15.62%       14.77%       10.93%
--------------------------------------------------------------------------------
Russell 2000(R) Index             10.24%     16.59%       10.42%        7.67%
--------------------------------------------------------------------------------
(1) Inception date July 1, 1998.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                    2.06%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                  1.81%
--------------------------------------------------------------------------------
Scottish Re Group Ltd.                                                 1.54%
--------------------------------------------------------------------------------
Drew Industries, Inc.                                                  1.52%
--------------------------------------------------------------------------------
Oxford Industries, Inc.                                                1.49%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                                 1.44%
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                                      1.38%
--------------------------------------------------------------------------------
The Navigators Group, Inc.                                             1.36%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                                    1.26%
--------------------------------------------------------------------------------
UAP Holding Corp.                                                      1.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        3.7%
--------------------------------------------------------------------------------
Capital Goods                                                          13.0%
--------------------------------------------------------------------------------
Communications                                                          1.2%
--------------------------------------------------------------------------------
Consumer Durables                                                       3.7%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                   7.1%
--------------------------------------------------------------------------------
Consumer Services                                                      25.0%
--------------------------------------------------------------------------------
Energy                                                                  3.6%
--------------------------------------------------------------------------------
Finance                                                                19.1%
--------------------------------------------------------------------------------
Health Care                                                             6.7%
--------------------------------------------------------------------------------
Technology                                                              5.8%
--------------------------------------------------------------------------------
Transportation                                                          1.8%
--------------------------------------------------------------------------------
Utilities                                                               0.5%
--------------------------------------------------------------------------------
Other                                                                   7.1%
--------------------------------------------------------------------------------
Cash & Non-equity                                                       1.7%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                   16.8x
--------------------------------------------------------------------------------
P/B: Price/Book                                                         1.9x
--------------------------------------------------------------------------------
Holdings                                                                 192
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                          $1,029
--------------------------------------------------------------------------------
ROE: Return on Equity                                                   13.0
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                  35.9
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.

2 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Long/Short Fund Institutional Class returned -0.75% for the six-month period ended February 28, 2006 trailing the benchmark.

     The major contributors on the long side included holdings in Consumer Services, Capital Goods and Technology.

     Our fundamental analysis has led us to construct a portfolio which has a bias towards mid to large capitalized companies on the long side and conversely, we found more short opportunities in the smaller capitalizations sector. The capitalization bias boded well throughout 2005 as mid to large capitalization indices generally outperformed their smaller capitalized counterparts. The early part of 2006 has seen a reversal of this trend as smaller cap, highly speculative growth companies have led the charge. We continue to find more attractive long term opportunities in the mid to larger capitalization segment of the market. This is reflected in the current average weighted market capitalization on the long side of $17B and $1.5B on the short side.

     The long portfolio is attractively positioned relative to the short portfolio from both a valuation and profitability standpoint.


Sincerely,

Robert T. Jones
BP Long/Short Equity Fund Portfolio Manager

                                   ----------
Long/Short  Equity is an absolute  return  product that  balances long and short portfolio strategies and seeks to achieve stable absolute returns with approximately half the risk of the S&P 500(R). However, this product is not risk neutral. It is exposed to style, capitalization, sector and short-implementation risk. Use of the S&P Index is for comparative purposes only since Long/Short returns are not correlated to equity market returns. An absolute return benchmark of 15% is the more appropriate measure for this product.

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-                               SINCE
                                   MONTH     1 YEAR       5 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
Institutional Class               -0.75%      8.07%        6.35%        9.84%
--------------------------------------------------------------------------------
Investor Class                    -0.88%      7.81%        6.08%        9.60%
--------------------------------------------------------------------------------
S&P 500(R) Index                   5.92%      8.40%        2.36%        2.89%
--------------------------------------------------------------------------------
(1) Inception date November 17, 1998.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Pfizer, Inc.                                                           3.09%
--------------------------------------------------------------------------------
Johnson & Johnson                                                      2.47%
--------------------------------------------------------------------------------
Steiner Leisure Ltd.                                                   2.35%
--------------------------------------------------------------------------------
MBIA, Inc.                                                             2.17%
--------------------------------------------------------------------------------
The Allied Defense Group, Inc.                                         1.99%
--------------------------------------------------------------------------------
Cadmus Communications Corp.                                            1.95%
--------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                     1.83%
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                    1.80%
--------------------------------------------------------------------------------
The Children's Place Retail Stores, Inc.                               1.79%
--------------------------------------------------------------------------------
Interstate Hotel & Resorts, Inc.                                       1.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             % OF PORTFOLIO
SECTOR BREAKDOWN                                           LONG         SHORT
--------------------------------------------------------------------------------
Basic Industries                                            1.1%         4.6%
--------------------------------------------------------------------------------
Capital Goods                                               8.5%        16.7%
--------------------------------------------------------------------------------
Communications                                              6.1%         5.7%
--------------------------------------------------------------------------------
Consumer Durables                                           1.1%         1.8%
--------------------------------------------------------------------------------
Consumer Non-Durables                                      14.4%         5.6%
--------------------------------------------------------------------------------
Consumer Services                                          20.2%        15.2%
--------------------------------------------------------------------------------
Energy                                                      6.2%         4.0%
--------------------------------------------------------------------------------
Finance                                                    19.4%         5.4%
--------------------------------------------------------------------------------
Health Care                                                12.4%        13.6%
--------------------------------------------------------------------------------
Technology                                                  9.3%        26.6%
--------------------------------------------------------------------------------
Other                                                       1.3%         0.8%
--------------------------------------------------------------------------------
TOTAL                                                     100.0%       100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW                                           LONG         SHORT
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                      15.7x        19.1x
--------------------------------------------------------------------------------
P/B: Price/Book                                            1.8x         5.2x
--------------------------------------------------------------------------------
Holdings                                                    113          183
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                            $17,023       $1,489
--------------------------------------------------------------------------------
ROE: Return on Equity                                       8.6        (11.3)
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                     39.6        (30.6)
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.

                                                     SEMI-ANNUAL REPORT 2006 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Large Cap Value Fund Institutional Class returned 7.71% for the six-month period ended February 28, 2006 outpacing the Russell 1000(R) Value Index.

     The portfolio had positive returns in 12 of the economic sectors with Finance and Technology leading the way. No sector posted negative returns for the period.

     Our minimal exposure to the poor performing utilities sector provided a boost to relative performance. We remain comfortable with our holdings in the finance sector. Instead, we own insurance companies and diversified financial service companies. The revenues of the diversified financial services companies we own are fee based and not dependent on the direction of interest rates.


Sincerely,

Mark Donovan
BP Large Cap Value Fund Portfolio Manager


--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-                               SINCE
                                   MONTH     1 YEAR       5 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
Institutional Class                7.71%     13.54%        6.91%        9.35%
--------------------------------------------------------------------------------
Investor Class                     7.58%     13.24%        6.65%        8.92%
--------------------------------------------------------------------------------
S&P 500(R) Index                  12.18%      8.40%        2.36%        7.83%
--------------------------------------------------------------------------------
Russell 1000(R) Value
  Index(2)                         7.33%     10.26%        6.73%       10.17%
--------------------------------------------------------------------------------
(1) Inception date January 2, 1997 for the Institutional Class and Index returns and January 16, 1997 for the Investor Class.
(2) The Russell 1000(R) Value Index is not the primary benchmark of the Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
Citigroup, Inc.                                                        4.15%
--------------------------------------------------------------------------------
Exxon Mobile Corp.                                                     3.95%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                           3.39%
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class B                                       2.72%
--------------------------------------------------------------------------------
The Bank of New York Co, Inc.                                          2.38%
--------------------------------------------------------------------------------
Time Warner, Inc.                                                      2.31%
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Class A                                       2.28%
--------------------------------------------------------------------------------
Freddie Mac                                                            2.22%
--------------------------------------------------------------------------------
Chevron Corp.                                                          2.09%
--------------------------------------------------------------------------------
MBIA, Inc.                                                             1.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        4.0%
--------------------------------------------------------------------------------
Capital Goods                                                           5.9%
--------------------------------------------------------------------------------
Communications                                                          3.3%
--------------------------------------------------------------------------------
Consumer Durables                                                       1.0%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                   4.0%
--------------------------------------------------------------------------------
Consumer Services                                                      12.2%
--------------------------------------------------------------------------------
Energy                                                                 13.4%
--------------------------------------------------------------------------------
Finance                                                                31.3%
--------------------------------------------------------------------------------
Health Care                                                             9.0%
--------------------------------------------------------------------------------
Technology                                                             12.9%
--------------------------------------------------------------------------------
Utilities                                                               0.6%
--------------------------------------------------------------------------------
Cash & Non-equity                                                       2.4%
--------------------------------------------------------------------------------
TOTAL                                                                 100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                  13.6x
--------------------------------------------------------------------------------
P/B: Price/Book                                                        2.1x
--------------------------------------------------------------------------------
Holdings                                                                 81
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                        $71,831
--------------------------------------------------------------------------------
ROE: Return on Equity                                                  19.1
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                 44.2
--------------------------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.

4 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The  Robeco  Boston  Partners  Mid  Cap  Value  Fund  Institutional   Class
underperformed the Russell 2500(R) Value Index for the six-month period ended February 28, 2006.

     Nine of thirteen economic sectors contributed to performance for the quarter with Consumer Services, Finance, and Capital Goods leading the way.
Health Care, Consumer Durables and Utilities were the biggest detractors on performance.

     Our current focus continues to be in the consumer services sectors, specifically Services and Non-Durables. The restaurant industry has provided us some interesting opportunities and we continue to watch this area closely. Energy, still a slight overweight in the portfolio, has been reduced as we sell into strength. The two biggest underweights in the portfolio continue to be Utilities and REITs; both are sectors where we fail to find compelling valuations.


Sincerely,

Steven Pollack
BP Mid Cap Value Fund Portfolio Manager


--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-                               SINCE
                                   MONTH     1 YEAR       5 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
Institutional Class                5.51%     13.53%       11.96%        9.14%
--------------------------------------------------------------------------------
Investor Class                     5.35%     13.22%       11.67%        8.90%
--------------------------------------------------------------------------------
Russell 2500(R) Value
  Index                            7.83%     15.91%       14.79%       13.02%
--------------------------------------------------------------------------------
Russell 2500(R) Index              9.50%     17.03%       11.38%       11.07%
--------------------------------------------------------------------------------
Russell Midcap(R) Value
  Index                            8.18%     17.38%       13.56%       12.73%
--------------------------------------------------------------------------------
(1) Inception date June 2, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
Radian Group, Inc.                                                     2.13%
--------------------------------------------------------------------------------
GTECH Holdings Corp.                                                   2.03%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                  1.91%
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                                  1.89%
--------------------------------------------------------------------------------
Knoll, Inc.                                                            1.87%
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                    1.70%
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                                  1.62%
--------------------------------------------------------------------------------
The PMI Group, Inc.                                                    1.61%
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                1.58%
--------------------------------------------------------------------------------
UAP Holding Corp.                                                      1.58%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        5.8%
--------------------------------------------------------------------------------
Capital Goods                                                           6.3%
--------------------------------------------------------------------------------
Communications                                                          3.1%
--------------------------------------------------------------------------------
Consumer Durables                                                       2.5%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                   9.1%
--------------------------------------------------------------------------------
Consumer Services                                                      20.1%
--------------------------------------------------------------------------------
Energy                                                                  6.6%
--------------------------------------------------------------------------------
Finance                                                                21.6%
--------------------------------------------------------------------------------
Health Care                                                             5.9%
--------------------------------------------------------------------------------
Technology                                                              9.4%
--------------------------------------------------------------------------------
Transportation                                                          0.6%
--------------------------------------------------------------------------------
Utilities                                                               2.9%
--------------------------------------------------------------------------------
Other                                                                   1.8%
--------------------------------------------------------------------------------
Cash & Non-equity                                                       4.3%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                   16.2x
--------------------------------------------------------------------------------
P/B: Price/Book                                                         2.2x
--------------------------------------------------------------------------------
Holdings                                                                 100
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                          $3,533
--------------------------------------------------------------------------------
ROE: Return on Equity                                                   25.6
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                  39.1
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.


                                                     SEMI-ANNUAL REPORT 2006 | 5

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners All-Cap Value Fund Institutional Class trailed the Russell 3000(R) Value Index for the six-month period ended February 28, 2006.

     Areas of strength for the portfolio include Finance, Energy, and Capital Goods. The main detractors were Communications and Transportation.

     The portfolio's all-cap flexibility enabled us to invest in companies that meet our value based investment discipline irrespective of their size. We have continued to find attractive stock specific opportunities throughout the market capitalization universe. Within this wide range, the portfolio's market capitalization profile is currently centered in the mid-to-large cap sphere.

     In a market of narrow spreads among companies of disparate fundamentals, we have stock-by-stock been investing in quality without sacrificing the portfolio's valuation core. The attractive valuation/profitability profile of the portfolio reflects our efforts. We believe the portfolio is positioned favorably.


Sincerely,

Harry Rosenbluth
BP All-Cap Value Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                        AVERAGE ANNUAL
                                              ----------------------------------
                                               SIX-                     SINCE
                                              MONTH       1 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
   Institutional Class                        4.99%       11.83%      15.97%
--------------------------------------------------------------------------------
   Investor Class                             4.90%       11.52%      15.68%
--------------------------------------------------------------------------------
   Russell 3000(R) Value
     Index                                    7.46%       10.72%      12.03%
--------------------------------------------------------------------------------
   Russell 3000(R) Index                      6.56%       10.44%      10.48%
--------------------------------------------------------------------------------
(1) Inception date July 1, 2002.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Small and mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
ACE Ltd.                                                               4.00%
--------------------------------------------------------------------------------
Loews Corp.                                                            3.70%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                           3.45%
--------------------------------------------------------------------------------
MBIA, Inc.                                                             2.55%
--------------------------------------------------------------------------------
White Mountains Insurance Group Ltd.                                   2.12%
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                             2.09%
--------------------------------------------------------------------------------
Freddie Mac                                                            2.09%
--------------------------------------------------------------------------------
The Sherwin-Williams Co.                                               2.05%
--------------------------------------------------------------------------------
Renal Care Group, Inc.                                                 1.93%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    1.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        1.6%
--------------------------------------------------------------------------------
Capital Goods                                                           2.8%
--------------------------------------------------------------------------------
Communications                                                          2.6%
--------------------------------------------------------------------------------
Consumer Durables                                                       2.9%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                   9.9%
--------------------------------------------------------------------------------
Consumer Services                                                       9.1%
--------------------------------------------------------------------------------
Energy                                                                 12.9%
--------------------------------------------------------------------------------
Finance                                                                30.9%
--------------------------------------------------------------------------------
Health Care                                                            12.6%
--------------------------------------------------------------------------------
Technology                                                              6.5%
--------------------------------------------------------------------------------
Transportation                                                          0.3%
--------------------------------------------------------------------------------
Utilities                                                               1.7%
--------------------------------------------------------------------------------
Other                                                                   6.2%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                   13.7x
--------------------------------------------------------------------------------
P/B: Price/Book                                                         1.8x
--------------------------------------------------------------------------------
Holdings                                                                 125
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                         $35,750
--------------------------------------------------------------------------------
ROE: Return on Equity                                                   16.8
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                  48.9
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.

6 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco WPG Tudor Fund returned 3.79% for the six-month period ended February 28, 2006, underperforming the benchmark.

     The Robeco WPG Tudor Fund underperformed the benchmark due to a few factors. There were several stock specific company events that led to underperformance. Additionally, companies with market caps less than $250 million underperformed during the period. While we were running at reduced levels of exposure to companies in this market range as we anticipated some vulnerability, we were still impacted on an absolute and relative basis. This was witnessed in the fact that several of our holdings announced significant positive news and were not rewarded with a corresponding move in their stock price.


Regards,

Richard Shuster
WPG Tudor Fund Portfolio Manager


--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-
                                   MONTH     1 YEAR       5 YEAR       10 YEAR
--------------------------------------------------------------------------------
Institutional Class                3.79%      2.14%        5.23%        5.54%
--------------------------------------------------------------------------------
Russell 2000(R) Value
  Index                            8.80%     15.62%       14.77%       13.73%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Small and mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
MDC Partners, Inc.                                                     5.91%
--------------------------------------------------------------------------------
Safenet, Inc.                                                          2.90%
--------------------------------------------------------------------------------
First Consulting Group, Inc.                                           2.28%
--------------------------------------------------------------------------------
WatchGuard Technologies, Inc.                                          2.26%
--------------------------------------------------------------------------------
CRM Holdings Ltd.                                                      1.99%
--------------------------------------------------------------------------------
Libbey, Inc.                                                           1.71%
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc.                                        1.70%
--------------------------------------------------------------------------------
Ares Capital Corp.                                                     1.66%
--------------------------------------------------------------------------------
Del Monte Foods Co.                                                    1.58%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                  1.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        6.9%
--------------------------------------------------------------------------------
Capital Goods                                                           2.7%
--------------------------------------------------------------------------------
Communications                                                          5.0%
--------------------------------------------------------------------------------
Consumer Durables                                                       4.4%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                   5.2%
--------------------------------------------------------------------------------
Consumer Services                                                       8.8%
--------------------------------------------------------------------------------
Energy                                                                  2.2%
--------------------------------------------------------------------------------
Finance                                                                19.1%
--------------------------------------------------------------------------------
Health Care                                                             5.3%
--------------------------------------------------------------------------------
Technology                                                             12.7%
--------------------------------------------------------------------------------
Transportation                                                          6.7%
--------------------------------------------------------------------------------
Utilities                                                               5.9%
--------------------------------------------------------------------------------
Other                                                                  10.3%
--------------------------------------------------------------------------------
Cash & Non-equity                                                       4.8%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                   16.3x
--------------------------------------------------------------------------------
P/B: Price/Book                                                         1.7x
--------------------------------------------------------------------------------
Holdings                                                                  98
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                            $900
--------------------------------------------------------------------------------
ROE: Return on Equity                                                    0.7
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                  18.2
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.

                                                     SEMI-ANNUAL REPORT 2006 | 7

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco WPG Large Cap Growth Fund returned 6.48% for the six-month period ended February 28, 2006, outperforming the Russell 1000(R) Growth Index benchmark.

     The proprietary quantitative stock selection model made a strong positive contribution to performance.

     Stock selection was the primary source of outperformance for the period. At the sector level, stocks in the technology and transportation sectors provided the strongest positive contributions to performance. Stocks in the industrial and consumer non-cyclical sectors made the strongest negative contributions.
The individual stocks making the largest positive contributions to performance were Advanced Micro Devices, Seagate Technology and Burlington Northern Santa Fe; the largest negative contributions came from Kinetic Concepts, Potash Corp. and Toll Brothers.

     The Robeco WPG Large Cap Growth Fund seeks to identify stocks that are quantatively attractive because of rising earnings expectations, low relative valuations and high share buybacks. All stocks in the selection universe are scored according to their exposure to each factor. Using a dynamic weighting process, factor scores are combined into a composite score used to select stocks. A sector-specific model is used for technology stocks. The team selects attractively ranked stocks within economic sectors and applies a rigorous portfolio risk management discipline.


Regards,

Easton Ragsdale
WPG Large Cap Growth Fund Portfolio Manager


--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                                     AVERAGE ANNUAL
                                            ------------------------------------
                                    SIX-
                                   MONTH     1 YEAR       5 YEAR       10 YEAR
--------------------------------------------------------------------------------
Institutional Class                6.48%      9.53%       -0.73%        6.87%
--------------------------------------------------------------------------------
Russell 1000(R)
  Growth Index                     5.10%      9.47%       -0.94%        6.35%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.

Investors should note that the Fund is an aggressively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
The Home Depot, Inc.                                                   3.66%
--------------------------------------------------------------------------------
Microsoft Corp.                                                        3.13%
--------------------------------------------------------------------------------
Hewlett Packard Co.                                                    2.94%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC - ADR                                              2.58%
--------------------------------------------------------------------------------
Coach, Inc.                                                            2.57%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                               2.47%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                          2.45%
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                  2.43%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  2.39%
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                  2.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Basic Industries                                                        3.2%
--------------------------------------------------------------------------------
Capital Goods                                                           9.3%
--------------------------------------------------------------------------------
Communications                                                          1.2%
--------------------------------------------------------------------------------
Consumer Non-Durables                                                  11.5%
--------------------------------------------------------------------------------
Consumer Services                                                      14.3%
--------------------------------------------------------------------------------
Energy                                                                  3.4%
--------------------------------------------------------------------------------
Finance                                                                 9.0%
--------------------------------------------------------------------------------
Health Care                                                            19.0%
--------------------------------------------------------------------------------
Technology                                                             24.7%
--------------------------------------------------------------------------------
Transportation                                                          2.9%
--------------------------------------------------------------------------------
Utilities                                                               0.7%
--------------------------------------------------------------------------------
Other                                                                   0.5%
--------------------------------------------------------------------------------
Cash & Non-equity                                                       0.3%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO REVIEW
--------------------------------------------------------------------------------
P/E: Price/Earnings*                                                   18.9x
--------------------------------------------------------------------------------
P/B: Price/Book                                                         3.9x
--------------------------------------------------------------------------------
Holdings                                                                  63
--------------------------------------------------------------------------------
Wtd. Average Mkt. Cap. (mil)                                         $60,181
--------------------------------------------------------------------------------
ROE: Return on Equity                                                   29.9
--------------------------------------------------------------------------------
OROA: Operating Return
  on Operating Assets*                                                  57.2
--------------------------------------------------------------------------------
* For the trailing one year period.

Portfolio holdings are subject to change at any time.

8 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO WPG CORE BOND FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     During the six-month period ended February 28, 2006, the portfolio trailed the Lehman Brothers Aggregate Index. The biggest contribution to performance during this period came from TIPS (Treasury Inflation Protected Securities). Our yield curve position contributed to performance as we were underweight in the poor performing 10 year portion of the curve.

     Corporate bonds made a positive contribution to the portfolio during the six month period. Starting in September, the portfolio benefited from an overweight in the strong performing corporate market. The portfolio shifted to an underweight by the end of the year which helped as the sector weakened and spreads widened.

     Mortgage-backed securities had little impact on performance at the end of the year. In January and February, however, a 25 basis point overweight to the index and strong performance in the sector led to a positive contribution. CMBS had a modest positive impact on performance for the period. The portfolio was modestly overweight in the strong performing sector.

     The one sector that detracted from performance during this time period was agencies. During the fourth quarter, agency spreads widened, detracting from performance as the portfolio was overweight. A shift to an underweight in the sector in the first quarter contributed to performance as agency spreads continued to widen.


Regards,

Sid Bakst
WPG Core Bond Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2006

                                          AVERAGE ANNUAL
                                 -------------------------------
                        SIX-                                          SINCE
                       MONTH      1 YEAR     5 YEAR      10 YEAR    INCEPTION
--------------------------------------------------------------------------------
   Institutional
     Class             -0.19%      2.20%      5.84%        6.31%         N/A
--------------------------------------------------------------------------------
   Investor
     Class*               N/A       N/A        N/A          N/A       -0.34%
--------------------------------------------------------------------------------
   Retirement
     Class**           -0.42%       N/A        N/A          N/A       -0.42%
--------------------------------------------------------------------------------
    Lehman
     Brothers
     Aggregate
     Index             -0.11%     2.74%      5.42%        6.32%          N/A
--------------------------------------------------------------------------------
 * Inception date January 17, 2006.
** Inception date September 1, 2005.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM.


--------------------------------------------------------------------------------
TOP TEN POSITIONS                                             % OF PORTFOLIO
--------------------------------------------------------------------------------
FNMA 4.34% 03/13/06                                                    19.28%
--------------------------------------------------------------------------------
FNMA 30YR 5.5% March TBA 03/15/36                                      8.23%
--------------------------------------------------------------------------------
FNMA 30YR 5% March TBA 03/15/36                                        6.58%
--------------------------------------------------------------------------------
FNMA 30YR 6% March TBA 03/15/36                                        6.24%
--------------------------------------------------------------------------------
US Treasury Note 3.75% 05/15/08                                        5.16%
--------------------------------------------------------------------------------
US Treasury Note 2.625% 05/15/08                                       4.41%
--------------------------------------------------------------------------------
FNMA 6.5% TBA 03/15/36                                                 4.29%
--------------------------------------------------------------------------------
FNMA 4.5% TBA 03/15/21                                                 3.70%
--------------------------------------------------------------------------------
US Treasury Inflation Index 3.875% 01/15/09                            3.57%
--------------------------------------------------------------------------------
FNMA 4.39% 03/13/06                                                    3.46%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
U.S. Treasury                                                          23.7%
--------------------------------------------------------------------------------
U.S. Agency Obligations                                                50.0%
--------------------------------------------------------------------------------
Corporate                                                               8.2%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                             14.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                 3.7%
--------------------------------------------------------------------------------
TOTAL                                                                  100.0%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.

                                                     SEMI-ANNUAL REPORT 2006 | 9

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                    BP SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,077.00              $7.83
Hypothetical (5% return before expenses)...................         $1,000.00           $1,017.17              $7.63


                                                                         BP SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,075.40              $9.11
Hypothetical (5% return before expenses)...................         $1,000.00           $1,015.91              $8.89

---------------------------------------------------------------------------------------------------------------------------


                                                                     BP LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $  992.50             $13.19
Hypothetical (5% return before expenses)...................         $1,000.00           $1,011.40             $13.40

10 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                       BP LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $  991.20             $14.42
Hypothetical (5% return before expenses)...................         $1,000.00           $1,010.14             $14.66

---------------------------------------------------------------------------------------------------------------------------

                                                                      BP LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,077.10              $5.15
Hypothetical (5% return before expenses)...................         $1,000.00           $1,019.78              $5.02


                                                                          BP LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,075.80              $6.43
Hypothetical (5% return before expenses)...................         $1,000.00           $1,018.52              $6.28

---------------------------------------------------------------------------------------------------------------------------

                                                                        BP MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,055.10              $5.10
Hypothetical (5% return before expenses)...................         $1,000.00           $1,019.78              $5.02


                                                                            BP MID CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,053.50              $6.36
Hypothetical (5% return before expenses)...................         $1,000.00           $1,018.52              $6.28

---------------------------------------------------------------------------------------------------------------------------

                                                                       BP ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,049.90              $6.35
Hypothetical (5% return before expenses)...................         $1,000.00           $1,018.52              $6.28


                                                                           BP ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,049.00              $7.62
Hypothetical (5% return before expenses)...................         $1,000.00           $1,017.27              $7.53

---------------------------------------------------------------------------------------------------------------------------

                                                    SEMI-ANNUAL REPORT 2006 | 11

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                          WPG TUDOR FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,037.90              $7.53
Hypothetical (5% return before expenses)...................         $1,000.00           $1,017.32              $7.48

---------------------------------------------------------------------------------------------------------------------------

                                                                     WPG LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,064.80              $7.17
Hypothetical (5% return before expenses)...................         $1,000.00           $1,017.77              $7.03

---------------------------------------------------------------------------------------------------------------------------

                                                                        WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $  998.10              $2.13
Hypothetical (5% return before expenses)...................         $1,000.00           $1,022.64              $2.16


                                                                           WPG CORE BOND FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               JANUARY 17, 2006   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,000.00              $0.79
Hypothetical (5% return before expenses)...................         $1,000.00           $1,005.00              $0.80


                                                                          WPG CORE BOND FUND -- RETIREMENT CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2005   FEBRUARY 28, 2006          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................         $1,000.00           $1,000.00              $2.48
Hypothetical (5% return before expenses)...................         $1,000.00           $1,022.29              $2.51

---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's  annualized  expense  ratios in the table below,  which include waived fees or reimbursed expenses,  multiplied  by the average  account  value over the period,  multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period. The WPG Core Bond Fund Investor Class is multiplied by the number of days (42) due to its inception date of 01/17/06.



                                                                 INSTITUTIONAL         INVESTOR           RETIREMENT
                                                                 -------------         --------           ----------
   Robeco Boston Partners Small Cap Value Fund II..........          1.52%               1.77%               N/A
   Robeco Boston Partners Long/Short Equity Fund...........          2.67% (1)           2.92% (1)           N/A
   Robeco Boston Partners Large Cap Value Fund.............          1.00%               1.25%               N/A
   Robeco Boston Partners Mid Cap Value Fund...............          1.00%               1.25%               N/A
   Robeco Boston Partners All-Cap Value Fund...............          1.25%               1.50%               N/A
   Robeco WPG Tudor Fund...................................          1.49%               N/A                 N/A
   Robeco WPG Large Cap Growth Fund........................          1.40%               N/A                 N/A
   Robeco WPG Core Bond Fund...............................          0.43%               0.69%               0.50%

(1) These amounts include dividends on securities which the Fund has sold short ("short-sale dividends").  Short-sale dividends  generally  reduce the market  value of the  securities  by the amount of the  dividend  declared -- thus increasing  the Fund's  unrealized  gain or  reducing  the Fund's  unrealized  loss on the  securities  sold short.
  Short-sale  dividends are treated as an expense,  and increase the Fund's total expense ratio,  although no cash is received  or paid by the Fund.  The amount of  short-sale  dividends  was 0.08% of average  net assets for the most recent fiscal half-year.

12 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                                               PORTFOLIO  HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------     ------------
COMMON STOCK
   Insurance - Other .........................       12.4%      $ 50,758,070
   Apparel ...................................        6.0         24,729,421
   Services - Business .......................        5.5         22,304,939
   Real Estate Investment Trust
     (REIT) ..................................        5.3         21,601,345
   Health Care - Services ....................        4.8         19,509,844
   Manufacturing .............................        4.4         17,877,944
   Building & Construction ...................        3.5         14,529,708
   Publishing & Information
     Services ................................        3.5         14,199,772
   Financial Services ........................        3.1         12,526,316
   Electronics ...............................        2.7         11,045,019
   Consulting Services .......................        2.6         10,464,555
   Computer Equipment &
     Services ................................        2.3          9,450,980
   Building Materials ........................        2.2          9,164,805
   Oil & Gas - Exploration ...................        2.2          8,989,330
   Office Equipment & Supplies ...............        2.1          8,746,852
   Insurance - Life ..........................        2.0          8,113,875
   Foods .....................................        1.9          7,587,376
   Business & Public Services ................        1.7          6,918,944
   Medical Equipment and
     Supplies ................................        1.7          6,791,663
   Leisure & Lodging .........................        1.5          6,255,921
   Chemicals - Specialty .....................        1.5          6,145,733
   Oil Services ..............................        1.4          5,745,286
   Machinery .................................        1.3          5,368,649
   Industrial Equipment &
     Supplies ................................        1.2          4,837,984
   Consumer Products .........................        1.2          4,717,196
   Internet Services .........................        1.1          4,711,044
   Building Products - Air &
     Heating .................................        1.1          4,693,900
   Real Estate ...............................        1.1          4,673,872


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------     ------------
   Engineering & Construction ................        1.0%      $  4,107,047
   Motor Homes ...............................        1.0          3,976,759
   Aerospace & Defense .......................        0.9          3,738,016
   Health Care - Supplies ....................        0.9          3,571,615
   Commercial Services .......................        0.9          3,550,932
   Containers ................................        0.9          3,500,496
   Transport - Services ......................        0.8          3,476,003
   Semiconductor Equipment &
     Products ................................        0.8          3,370,461
   Environmental Services ....................        0.8          3,323,168
   Automotive & Trucks .......................        0.8          3,114,341
   Retail ....................................        0.7          2,991,547
   Banks - Regional ..........................        0.7          2,695,039
   Paper Forest Products & Packaging .........        0.6          2,593,936
   Travel Services ...........................        0.6          2,515,644
   Retail - Hard Goods .......................        0.6          2,365,696
   Utilities - Electric ......................        0.5          2,197,232
   Tobacco ...................................        0.5          1,980,522
   Media & Entertainment .....................        0.4          1,731,979
   Savings & Loans ...........................        0.4          1,646,290
   Iron & Steel ..............................        0.4          1,491,684
   Airlines ..................................        0.3          1,357,566
   Trucking ..................................        0.3          1,294,807
   Marketing .................................        0.3          1,204,128
   Railroad & Bulk Shipping ..................        0.3          1,051,331
   Consumer Non-Cyclical .....................        0.2            932,465
   Media .....................................        0.1            575,900

SHORT-TERM INVESTMENTS .......................        2.0          8,033,406

INVESTMENT COMPANY ...........................        1.3          5,189,857

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..............................       (0.3)        (1,146,597)
                                                    -----       ------------
NET ASSETS ...................................      100.0%      $408,891,613
                                                    =====       ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------     ------------
 DOMESTIC COMMON STOCK
   Insurance - Other ..........................      15.9%      $ 18,207,249
   Computer Equipment & Services ..............       4.3          4,870,373
   Consulting Services ........................       4.0          4,585,989
   Health & Personal Care .....................       3.3          3,773,449
   Commercial Services ........................       3.2          3,709,355
   Health Care - Drugs ........................       3.1          3,538,269
   Manufacturing ..............................       2.9          3,358,893
   Consumer Products ..........................       2.9          3,316,940
   Telecommunication Services .................       2.9          3,302,474
   Oil & Gas - Exploration ....................       2.8          3,253,161
   Telephone - Integrated .....................       2.8          3,165,421
   Printing Services ..........................       2.6          2,928,208
   Foods ......................................       2.4          2,747,083
   Health Care - Supplies .....................       2.4          2,699,471
   Aerospace & Defense ........................       2.3          2,671,865
   Financial Services .........................       2.3          2,658,886
   Health Care - Services .....................       2.3          2,646,517
   Machinery ..................................       2.3          2,587,539
   Office Equipment & Supplies ................       2.1          2,437,314
   Leisure & Lodging ..........................       2.1          2,427,584
   Electronic Equipment & Products ............       1.9          2,233,686
   Retail .....................................       1.8          2,053,480
   Agriculture ................................       1.6          1,777,847
   Vitamins & Nutrition Products ..............       1.4          1,625,807
   Oil & Gas - Integrated Majors ..............       1.4          1,609,962
   Tobacco ....................................       1.4          1,562,421
   Oil Services ...............................       1.4          1,548,650
   Insurance - Life ...........................       1.1          1,292,375
   Publishing & Information Services ..........       1.1          1,276,892
   Electronics ................................       1.1          1,273,416
   Paper Forest Products & Packaging ..........       1.1          1,216,680
   Apparel ....................................       1.1          1,215,098
   Real Estate ................................       1.0          1,125,458
   Automotive Parts & Equipment ...............       0.9          1,020,311
   Services - Consumer ........................       0.8            933,960
   Media & Entertainment ......................       0.8            888,398
   Internet Services ..........................       0.7            835,131
   Hazardous Waste Disposal ...................       0.7            814,249
   Business & Public Services .................       0.7            757,790
   Restaurants ................................       0.6            722,021
   Telecommunications Equipment ...............       0.6            649,993
   Automotive & Trucks ........................       0.5            611,189
   Healthcare Facilities/Supplies .............       0.5            581,357
   Energy .....................................       0.4            488,343
   Semiconductor Equipment &
     Products .................................       0.4            452,185
   Computer Software ..........................       0.3            333,645
   Medical Equipment & Supplies ...............       0.3            311,696
   Distribution ...............................        --*            48,503


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------     ------------
SHORT-TERM INVESTMENTS ........................      19.6%      $ 22,442,498

CORPORATE BONDS ...............................       0.1            111,510

CONVERTIBLE BONDS .............................       0.1             76,969

WARRANTS ......................................        --*            60,600

SECURITIES SOLD SHORT
   Environmental Services .....................        --*           (16,338)
   Airlines ...................................        --*           (17,755)
   Containers .................................        --*           (25,147)
   Automobile Manufacturing/
     Vehicle Parts ............................        --*           (52,052)
   Chemicals - Commodity ......................      (0.1)           (64,785)
   Aerospace & Defense ........................      (0.1)          (109,792)
   Building & Construction ....................      (0.2)          (232,830)
   Real Estate ................................      (0.2)          (239,560)
   Leisure & Lodging ..........................      (0.2)          (256,946)
   Gaming .....................................      (0.2)          (257,771)
   Health Care - Biotech ......................      (0.2)          (277,495)
   Foods ......................................      (0.2)          (283,616)
   Restaurants ................................      (0.3)          (362,496)
   Distribution ...............................      (0.3)          (374,361)
   Biotechnology ..............................      (0.3)          (374,933)
   Industrial Equipment & Supplies ............      (0.3)          (387,717)
   Retail .....................................      (0.4)          (446,790)
   Soaps & Toiletries .........................      (0.4)          (449,591)
   Consumer Products ..........................      (0.4)          (466,638)
   Printing Services ..........................      (0.5)          (519,842)
   Construction & Housing .....................      (0.5)          (543,542)
   Apparel ....................................      (0.5)          (564,392)
   Broadcasting ...............................      (0.5)          (582,635)
   Oil & Gas - Integrated Majors ..............      (0.6)          (648,460)
   Rubber and Plastic .........................      (0.6)          (673,026)
   Energy Equipment & Services ................      (0.6)          (683,026)
   Retail - Food & Drug .......................      (0.6)          (692,870)
   Tobacco ....................................      (0.6)          (733,160)
   Pharmaceuticals & Biotechnology ............      (0.7)          (751,379)
   Automotive & Trucks ........................      (0.7)          (812,966)
   Telecommunications Equipment ...............      (0.7)          (839,952)
   Health Care - Services .....................      (0.8)          (870,137)
   Oil & Gas - Exploration ....................      (0.8)          (879,121)
   Technology Hardware &
     Equipment ................................      (0.8)          (889,297)
   Electronic Components &
     Instruments ..............................      (0.8)          (903,368)
   Health Care - Supplies .....................      (0.9)          (997,522)
   Diversified Operations .....................      (0.9)        (1,007,347)
   Health Care - Drugs ........................      (0.9)        (1,028,316)
   Media & Entertainment ......................      (1.0)        (1,140,618)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------     ------------
SECURITIES SOLD SHORT--(continued)
   Oil Field Machinery & Equipment ............      (1.0)%     $ (1,156,411)
   Electronics ................................      (1.1)        (1,279,311)
   Retail - Hard Goods ........................      (1.2)        (1,363,029)
   Telecommunications .........................      (1.3)        (1,440,093)
   Machinery ..................................      (1.3)        (1,445,720)
   Commercial Services ........................      (1.3)        (1,467,007)
   Computers & Peripherals ....................      (1.3)        (1,491,088)
   Metals - Steel .............................      (1.6)        (1,849,321)
   Manufacturing ..............................      (1.8)        (2,030,188)
   Computer Software ..........................      (2.0)        (2,311,172)
   Semiconductor Equipment &
     Products .................................      (2.6)        (3,027,060)
   Energy .....................................      (2.7)        (3,083,039)
   Metals & Mining ............................      (2.9)        (3,335,226)
   Financial Services .........................      (3.2)        (3,665,119)
   Electronic Equipment & Products ............      (3.4)        (3,849,064)
   Internet Services ..........................      (4.1)        (4,684,477)
   Medical Equipment and Supplies .............      (4.5)        (5,171,566)
   Computer Equipment & Services ..............      (5.1)        (5,810,291)

OTHER ASSETS IN EXCESS
   OF LIABILITIES .............................      45.9         52,538,229
                                                    -----       ------------
NET ASSETS ....................................     100.0%      $114,459,618
                                                    =====       ============


* amount is less than 0.1%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 15

 ROBECO INVESTMENT FUNDS                           FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND     PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
COMMON STOCK
   Insurance - Other ..........................      14.4%       $ 7,588,493
   Financial Services .........................      11.4          5,995,471
   Oil & Gas - Integrated Majors ..............      10.3          5,414,165
   Retail - Hard Goods ........................       5.1          2,669,080
   Media & Entertainment ......................       4.8          2,550,337
   Health Care - Drugs ........................       4.6          2,451,571
   Banks - Major ..............................       4.4          2,324,473
   Manufacturing ..............................       4.0          2,130,741
   Computer Equipment &
     Services .................................       3.7          1,968,403
   Oil & Gas - Exploration ....................       3.1          1,638,857
   Apparel ....................................       2.4          1,269,111
   Telecommunications .........................       2.3          1,227,799
   Chemicals - Specialty ......................       2.3          1,224,684
   Computer Software ..........................       2.2          1,175,315
   Telecommunications
     Equipment ................................       1.9          1,017,220
   Semiconductor Equipment &
     Products .................................       1.9          1,000,442
   Aerospace & Defense ........................       1.9            978,227
   Consulting Services ........................       1.7            917,746
   Health & Personal Care .....................       1.7            891,038
   Electronics ................................       1.6            847,192


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
   Foods ......................................       1.3%       $   681,453
   Tobacco ....................................       1.1            589,005
   Medical Equipment and
     Supplies .................................       1.1            578,633
   Leisure & Lodging ..........................       1.1            570,631
   Health Care - Services .....................       1.0            540,600
   Containers .................................       1.0            506,910
   Savings & Loans ............................       1.0            503,490
   Business & Public Services .................       0.9            461,304
   Banks - Regional ...........................       0.8            417,942
   Office Equipment & Supplies ................       0.7            392,228
   Metals & Mining ............................       0.7            370,966
   Publishing & Information Services ..........       0.6            336,600
   Oil Services ...............................       0.6            296,559

SHORT-TERM INVESTMENTS ........................       2.4          1,279,666

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................        --*           (16,890)
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $52,789,462
                                                    =====        ===========

* amount is less than 0.1%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
COMMON STOCK
   Insurance - Other ..........................      11.0%       $ 6,562,791
   Manufacturing ..............................       6.4          3,802,334
   Retail - Hard Goods ........................       5.2          3,130,529
   Apparel ....................................       4.5          2,674,809
   Financial Services .........................       4.4          2,612,091
   Business & Public Services .................       3.8          2,291,161
   Oil & Gas - Exploration ....................       3.7          2,240,853
   Computer Equipment & Services ..............       3.0          1,783,614
   Leisure & Lodging ..........................       3.0          1,767,782
   Computer Software ..........................       2.8          1,698,349
   Chemicals - Specialty ......................       2.7          1,620,992
   Electronics ................................       2.7          1,596,624
   Health Care - Services .....................       2.6          1,560,544
   Foods ......................................       2.5          1,497,544
   Publishing & Information Services ..........       2.4          1,464,936
   Telecommunications .........................       2.4          1,421,365
   Containers .................................       2.2          1,302,972
   Banks - Regional ...........................       2.2          1,294,209
   Oil Services ...............................       2.1          1,233,869
   Medical Equipment & Supplies ...............       1.8          1,060,806
   Real Estate Investment Trust (REIT) ........       1.7          1,034,137
   Media ......................................       1.7          1,031,800
   Distribution ...............................       1.7          1,013,978
   Transport - Services .......................       1.5            907,320


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
   Utilities - Electric .......................       1.5%       $   895,696
   Insurance - Life ...........................       1.2            747,500
   Automotive Parts & Equipment ...............       1.1            667,405
   Travel Services ............................       1.0            617,728
   Oil & Gas - Integrated Majors ..............       1.0            610,141
   Tobacco ....................................       1.0            596,814
   Recreational Products - Toys ...............       1.0            581,325
   Savings & Loans ............................       1.0            574,495
   Health Care - Drugs ........................       0.9            563,740
   Marketing ..................................       0.9            515,280
   Advertising ................................       0.8            500,251
   Internet Services, Inc. ....................       0.6            375,913
   Paper Forest Products & Packaging ..........       0.5            315,283
   Data Processing Services ...................       0.5            283,542
   Machinery ..................................       0.4            262,778
   Broadcasting ...............................       0.4            212,774
   Chemicals - Commodity ......................       0.3            152,110

SHORT-TERM INVESTMENTS ........................       4.4          2,592,620

INVESTMENT COMPANY ............................       1.4            835,929

OTHER ASSETS IN EXCESS
   OF LIABILITIES .............................       2.1          1,284,908
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $59,791,641
                                                    =====        ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
COMMON STOCK
   Insurance - Other ..........................      26.2%       $ 3,348,338
   Oil & Gas - Integrated Majors ..............       6.3            802,230
   Oil & Gas - Exploration ....................       6.0            771,311
   Financial Services .........................       5.8            739,245
   Apparel ....................................       5.0            632,830
   Health Care - Drugs ........................       4.5            575,155
   Real Estate Investment Trust (REIT) ........       3.7            470,679
   Health Care - Services .....................       3.2            403,776
   Medical Equipment and Supplies .............       2.9            373,354
   Retail - Hard Goods ........................       2.9            373,162
   Computer Equipment & Services ..............       2.3            295,973
   Computer Software ..........................       2.3            293,520
   Manufacturing ..............................       2.0            255,413
   Services - Business ........................       1.9            239,528
   Utilities - Electric .......................       1.7            212,772
   Chemicals - Specialty ......................       1.5            195,895
   Telecommunications .........................       1.5            188,991
   Business & Public Services .................       1.5            186,154
   Insurance - Life ...........................       1.2            160,000
   Health & Personal Care .....................       1.2            158,537
   Internet Services, Inc. ....................       1.2            153,656
   Leisure & Lodging ..........................       1.0            124,674
   Tobacco ....................................       0.9            116,446
   Diversified Operation ......................       0.9            113,495
   Consumer Non-Cyclical ......................       0.9            110,317
   Foods ......................................       0.8            102,132
   Savings & Loans ............................       0.7             92,694
   Telecommunications
     Equipment ................................       0.7             86,456


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
   Distribution ...............................       0.7%       $    85,516
   Media & Entertainment ......................       0.6             78,107
   Finance ....................................       0.6             77,260
   Electronic Components &
     Instruments ..............................       0.6             77,013
   Recreational Products - Toys ...............       0.6             75,993
   Travel Services ............................       0.5             68,047
   Electronics ................................       0.5             60,527
   Healthcare Facilities/Supplies .............       0.4             56,021
   Real Estate ................................       0.4             46,800
   Airlines ...................................       0.3             32,712
   Marketing ..................................       0.2             28,548

SHORT-TERM INVESTMENTS ........................       3.4            431,476

PREFERRED STOCK ...............................       1.0            125,328

INVESTMENT COMPANY ............................       0.2             30,485

WARRANTS ......................................        --*             7,355

OPTIONS WRITTEN ...............................      (0.6)           (76,272)

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................      (0.1)           (16,667)
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $12,764,982
                                                    =====        ===========

* amount is less than 0.1%.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND                           PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
COMMON STOCK
   Insurance - Other ..........................       8.8%       $ 4,480,748
   Banks - Regional ...........................       8.3          4,216,537
   Real Estate Investment Trust
     (REIT) ...................................       7.5          3,829,660
   Internet Services ..........................       7.4          3,758,448
   Publishing & Information
     Services .................................       6.9          3,525,663
   Consulting Services ........................       3.7          1,897,632
   Apparel ....................................       3.7          1,896,064
   Transportation - Shipping ..................       3.4          1,717,675
   Chemicals - Commodity ......................       3.0          1,530,034
   Consumer Products ..........................       2.9          1,494,719
   Foods ......................................       2.9          1,455,550
   Gas Utilities ..............................       2.8          1,420,337
   Electronic Components &
     Instruments ..............................       2.3          1,183,547
   Computer Equipment &
     Services .................................       2.3          1,160,258
   Utilities - Electric .......................       2.2          1,156,692
   Oil & Gas - Exploration ....................       2.1          1,092,250
   Telecommunications
     Equipment ................................       2.1          1,090,520
   Services - Business ........................       1.7            877,150
   Health Care - Drugs ........................       1.7            869,860
   Airlines ...................................       1.7            865,034
   Investment .................................       1.7            846,712
   Health Care - Services .....................       1.4            701,276


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
   Marine .....................................       1.3%       $   671,420
   Household Products .........................       1.2            613,002
   Data Processing Services ...................       1.1            556,198
   Metals & Mining ............................       1.1            552,331
   Media & Entertainment ......................       1.1            551,149
   Oil Services ...............................       1.1            538,612
   Financial Services .........................       1.1            533,476
   Manufacturing ..............................       0.9            462,220
   Diversified Operation ......................       0.8            425,250
   Software & Services ........................       0.8            398,952
   Consumer Durables ..........................       0.8            387,839
   Trucking ...................................       0.6            334,711
   Chemicals - Specialty ......................       0.6            311,168
   Retail .....................................       0.5            267,322
   Railroad & Bulk Shipping ...................       0.5            262,350
   Paper Forest Products & Packaging ..........       0.5            234,127
   Health Care - Supplies .....................       0.3            178,048
   Semiconductor Equipment &
     Products .................................       0.3            172,590
   Broadcasting ...............................       0.3            151,640

SHORT-TERM INVESTMENTS ........................       4.5          2,275,820

WARRANTS ......................................       0.3            163,744

LIABILITIES IN EXCESS
   OF OTHER ASSETS ............................      (0.2)           (76,229)
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $51,032,106
                                                    =====        ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
COMMON STOCK
   Consumer Cyclical Services .................       8.6%       $ 1,753,908
   Healthcare Facilities/Supplies .............       8.5          1,723,766
   Financial Services .........................       8.2          1,665,336
   Computer Equipment & Services ..............       6.4          1,300,163
   Semiconductor Equipment &
     Products .................................       5.7          1,154,995
   Consumer Non-Cyclical ......................       4.5            920,983
   Foods ......................................       4.4            896,196
   Technology .................................       4.2            845,388
   Health Care - Services .....................       4.1            836,852
   Oil & Gas - Exploration ....................       3.4            686,144
   Retail .....................................       3.4            684,853
   Telecommunications Equipment ...............       3.3            665,758
   Computer Software ..........................       3.1            634,840
   Aerospace/Defense ..........................       3.1            628,647
   Medical Equipment and Supplies .............       3.0            604,817
   Transportation - Shipping ..................       2.9            593,734
   Manufacturing ..............................       2.2            439,338
   Insurance - Other ..........................       2.1            434,864


                                                   % of Net
   Security Type/Industry Classification            Assets          Value
   -------------------------------------           --------      -----------
   Internet Software ..........................       2.1%       $   416,910
   Metals .....................................       2.0            414,000
   Publishing & Information Services ..........       1.9            382,248
   Media & Entertainment ......................       1.7            344,886
   Services - Business ........................       1.6            333,184
   Diversified Operations .....................       1.6            315,552
   Restaurants ................................       1.4            276,660
   Health & Personal Care .....................       1.2            253,660
   Chemicals - Commodity ......................       1.1            219,453
   Biotechnology ..............................       1.0            197,087
   Cement Manufacturing .......................       0.8            154,400
   Energy .....................................       0.7            141,453
   Telecommunications .........................       0.7            138,294
   Capital Goods ..............................       0.3             61,016

INVESTMENT COMPANY ............................       0.5             98,686

OTHER ASSETS IN EXCESS
   OF LIABILITIES .............................       0.3             62,204
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $20,280,275
                                                    =====        ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------
                                                   % of Net
   Security Type/Industry Classification            Assets           Value
   -------------------------------------           --------      ------------
GOVERNMENT AGENCIES ...........................      46.8%       $ 75,021,624
ASSET BACKED SECURITIES .......................      26.1          41,821,570
SHORT TERM INVESTMENTS ........................      24.8          39,781,826
U.S. TREASURY OBLIGATIONS .....................      23.2          37,229,055
CORPORATE BONDS ...............................      11.7          18,749,979
INVESTMENTS HELD AS
   COLLATERAL FOR
   LOANED SECURITIES ..........................      10.7          17,207,933

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................     (43.3)        (69,438,215)
                                                    -----        -----------
NET ASSETS ....................................     100.0%       $160,373,772
                                                    =====        ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
COMMON STOCK--97.0%
AEROSPACE & DEFENSE--0.9%
   DRS Technologies, Inc. ..............          70,836       $  3,738,016
                                                               ------------
AIRLINES--0.3%
   Pinnacle Airlines Corp.* ............         179,810          1,357,566
                                                               ------------
APPAREL--6.0%
   Brown Shoe Co., Inc. ................          65,450          3,121,965
   Charming Shoppes, Inc.* .............         234,800          3,143,972
   Dress Barn, Inc., (The)* ............          58,500          2,526,030
   Finish Line, Inc., (The), Class A ...         122,920          2,057,681
   Gymboree Corp., (The)* ..............          85,300          1,949,958
   Hartmarx Corp.* .....................         210,035          1,821,003
   Kellwood Co. ........................          48,570          1,250,192
   Kenneth Cole Productions, Inc.,
     Class A ...........................          36,900          1,015,119
   Oxford Industries, Inc. .............         133,230          6,099,269
   Warnaco Group, Inc., (The)* .........          75,150          1,744,232
                                                               ------------
                                                                 24,729,421
                                                               ------------
AUTOMOTIVE & TRUCKS--0.8%
   Group 1 Automotive, Inc. ............          35,155          1,345,733
   Lithia Motors, Inc., Class A ........          55,200          1,768,608
                                                               ------------
                                                                  3,114,341
                                                               ------------
BANKS - REGIONAL--0.7%
   Bancorp, Inc., (The)* ...............          43,325            908,959
   First Community Bancorp .............          10,200            609,144
   UMB Financial Corp. .................          17,400          1,176,936
                                                               ------------
                                                                  2,695,039
                                                               ------------
BUILDING & CONSTRUCTION--3.5%
   Champion Enterprises, Inc.* .........         326,110          5,061,227
   Dycom Industries, Inc.* .............          43,700            932,995
   Infrasource Services, Inc.* .........          74,315          1,328,009
   Palm Harbor Homes, Inc.* ............         112,343          2,353,586
   Perini Corp.* .......................         159,720          4,853,891
                                                               ------------
                                                                 14,529,708
                                                               ------------
BUILDING MATERIALS--2.2%
   Drew Industries, Inc.* ..............         191,600          6,217,420
   ElkCorp .............................          81,645          2,947,385
                                                               ------------
                                                                  9,164,805
                                                               ------------
BUILDING PRODUCTS - AIR & HEATING--1.1%
   Lennox International, Inc. ..........         146,000          4,693,900
                                                               ------------
BUSINESS & PUBLIC SERVICES--1.7%
   Gevity HR, Inc. .....................         197,300          4,968,014
   Service Corp. International .........         245,400          1,950,930
                                                               ------------
                                                                  6,918,944
                                                               ------------
CHEMICALS - SPECIALTY--1.5%
   Spartech Corp. ......................          32,615            789,283
   UAP Holding Corp. ...................         236,700          5,150,592


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
CHEMICALS - SPECIALTY--(CONTINUED)
   Wellman, Inc. .......................          32,780       $    205,858
                                                               ------------
                                                                  6,145,733
                                                               ------------
COMMERCIAL SERVICES--0.9%
   CBIZ, Inc.* .........................         269,500          1,956,570
   Steiner Leisure Ltd.* ...............          37,400          1,594,362
                                                               ------------
                                                                  3,550,932
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--2.3%
   Imation Corp. .......................          57,900          2,538,915
   Insight Enterprises, Inc.* ..........         204,285          4,398,256
   Keane, Inc.* ........................         131,400          1,542,636
   Pomeroy IT Solutions, Inc.* .........          54,496            506,813
   Tier Technologies, Inc., Class B* ...          61,100            464,360
                                                               ------------
                                                                  9,450,980
                                                               ------------
CONSULTING SERVICES--2.6%
   First Consulting Group, Inc.* .......          64,340            402,125
   FTI Consulting, Inc.* ...............          56,600          1,581,404
   MAXIMUS, Inc. .......................         112,150          4,094,596
   Watson Wyatt Worldwide, Inc.,
     Class A ...........................         143,535          4,386,430
                                                               ------------
                                                                 10,464,555
                                                               ------------
CONSUMER NON-CYCLICAL--0.2%
   Natuzzi S.p.A. - ADR ................         125,500            932,465
                                                               ------------
CONSUMER PRODUCTS--1.2%
   Playtex Products, Inc.* .............         269,850          2,833,425
   Spectrum Brands, Inc.* ..............          27,700            528,239
   WD-40 Co. ...........................          44,400          1,355,532
                                                               ------------
                                                                  4,717,196
                                                               ------------
CONTAINERS--0.9%
   Silgan Holdings, Inc. ...............          88,800          3,500,496
                                                               ------------
ELECTRONICS--2.7%
   Hypercom Corp.* .....................         160,200          1,231,938
   Paxar Corp.* ........................         146,200          2,804,116
   Planar Systems, Inc.* ...............          78,300          1,216,782
   Schawk, Inc. ........................          44,460          1,104,831
   Technitrol, Inc. ....................         214,230          4,687,352
                                                               ------------
                                                                 11,045,019
                                                               ------------
ENGINEERING & CONSTRUCTION--1.0%
   URS Corp.* ..........................          29,014          1,264,720
   Washington Group International,
     Inc.* .............................          48,695          2,842,327
                                                               ------------
                                                                  4,107,047
                                                               ------------
ENVIRONMENTAL SERVICES--0.8%
   Tetra Tech, Inc.* ...................         186,590          3,323,168
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
FINANCIAL SERVICES--3.1%
   Advanta Corp., Class B ..............         168,200       $  5,898,774
   Affiliated Managers Group, Inc.* ....          15,000          1,476,450
   CMET Finance Holdings, Inc. 144A* ...          15,000            531,750
   Federal Agricultural Mortgage
     Corp., Class C ....................         154,700          4,619,342
                                                               ------------
                                                                 12,526,316
                                                               ------------
FOODS--1.9%
   Chiquita Brands International, Inc. .          67,800          1,167,516
   Gold Kist, Inc.* ....................         132,270          1,755,223
   NBTY, Inc.* .........................         109,380          2,395,422
   Premium Standard Farms, Inc. ........         151,281          2,269,215
                                                               ------------
                                                                  7,587,376
                                                               ------------
HEALTH CARE - SERVICES--4.8%
   Amedisys, Inc.* .....................          89,600          2,883,328
   ICON PLC - ADR* .....................          33,500          1,608,000
   Kindred Healthcare, Inc.* ...........         217,830          4,709,485
   LifePoint Hospitals, Inc.* ..........          36,690          1,139,591
   Magellan Health Services, Inc.* .....          32,200          1,229,718
   Option Care, Inc. ...................         204,325          2,864,636
   Per-Se Technologies, Inc.* ..........         100,700          2,543,682
   RehabCare Group, Inc.* ..............          70,970          1,432,175
   Res-Care, Inc.* .....................          60,100          1,099,229
                                                               ------------
                                                                 19,509,844
                                                               ------------
HEALTH CARE - SUPPLIES--0.9%
   Herbalife Ltd.* .....................          89,010          2,758,420
   Owens & Minor, Inc. .................          25,500            813,195
                                                               ------------
                                                                  3,571,615
                                                               ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--1.2%
   Nordson Corp. .......................          82,700          4,128,384
   Rofin-Sinar Technologies, Inc.* .....          13,470            709,600
                                                               ------------
                                                                  4,837,984
                                                               ------------
INSURANCE - LIFE--2.0%
   AmerUs Group Co. ....................          30,000          1,807,500
   Scottish Re Group Ltd. ..............         252,255          6,306,375
                                                               ------------
                                                                  8,113,875
                                                               ------------
INSURANCE - OTHER--12.4%
   American Equity Investment Life
     Holding Co. .......................          94,545          1,265,958
   Arch Capital Group Ltd.* ............          12,500            707,000
   Aspen Insurance Holdings Ltd. .......          56,615          1,314,034
   Assured Guaranty Ltd. ...............         280,700          7,410,480
   Bristol West Holdings, Inc. .........          52,525            973,813
   CNA Surety Corp.* ...................         158,625          2,756,902
   Hanover Insurance Group, Inc. .......          25,890          1,254,371
   Hilb, Rogal & Hobbs Co. .............          30,400          1,174,960
   Hub International Ltd. ..............         122,800          3,512,080
   Infinity Property & Casualty Corp. ..          30,400          1,205,664
   IPC Holdings Ltd. ...................         215,300          5,655,931


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
INSURANCE - OTHER--(CONTINUED)
   KMG America Corp.* ..................         235,260       $  2,470,230
   Max Re Capital Ltd. .................         101,700          2,482,497
   Navigators Group, Inc., (The)* ......         118,370          5,551,553
   Odyssey Re Holdings Corp. ...........          35,720            838,706
   Platinum Underwriters Holdings
     Ltd. ..............................         275,660          8,440,709
   Quanta Capital Holdings Ltd.* .......         275,500          1,281,075
   Seabright Insurance Holdings* .......          50,930            845,947
   United America Indemnity Ltd.,
     Class A* ..........................          71,040          1,616,160
                                                               ------------
                                                                 50,758,070
                                                               ------------
INTERNET SERVICES--1.1%
   EarthLink, Inc.* ....................         242,900          2,409,568
   United Online, Inc. .................         191,630          2,301,476
                                                               ------------
                                                                  4,711,044
                                                               ------------
IRON & STEEL--0.4%
   Ryerson, Inc. .......................          59,100          1,491,684
                                                               ------------
LEISURE & LODGING--1.5%
   Alliance Gaming Corp.* ..............          79,800          1,181,040
   Interstate Hotels & Resorts, Inc.* ..          80,250            383,595
   Intrawest Corp. .....................          75,000          2,388,000
   MTR Gaming Group, Inc.* .............          46,460            463,206
   Pinnacle Entertainment, Inc.* .......          65,600          1,840,080
                                                               ------------
                                                                  6,255,921
                                                               ------------
MACHINERY--1.3%
   Actuant Corp., Class A ..............          17,100            942,210
   CIRCOR International, Inc. ..........          29,200            805,920
   Manitowoc Co., Inc., (The) ..........          25,700          1,980,699
   Stewart & Stevenson Services, Inc. ..          47,600          1,639,820
                                                               ------------
                                                                  5,368,649
                                                               ------------
MANUFACTURING--4.4%
   Acuity Brands, Inc. .................         130,600          5,157,394
   EnerSys* ............................          63,325            859,953
   Federal Signal Corp. ................         148,915          2,667,068
   Griffon Corp.* ......................          56,600          1,331,232
   NN, Inc. ............................          81,200          1,002,008
   Olin Corp. ..........................          60,500          1,271,105
   RBC Bearings, Inc.* .................         139,985          2,761,904
   Tempur-Pedic International, Inc.* ...         239,600          2,827,280
                                                               ------------
                                                                 17,877,944
                                                               ------------
MARKETING--0.3%
   Nu Skin Enterprises, Inc., Class A ..          66,600          1,204,128
                                                               ------------
MEDIA--0.1%
   Media General, Inc. Class A .........          11,495            575,900
                                                               ------------
MEDIA & ENTERTAINMENT--0.4%
   4Kids Entertainment, Inc.* ..........          43,300            736,100
   Journal Communications, Inc.,
     Class A ...........................          80,900            995,879
                                                               ------------
                                                                  1,731,979
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.7%
   Analogic Corp. ......................          18,900       $  1,019,655
   CONMED Corp.* .......................         129,000          2,497,440
   Medical Action Industries, Inc.* ....          98,400          2,330,112
   PAREXEL International Corp.*  .......          36,864            944,456
                                                               ------------
                                                                  6,791,663
                                                               ------------
MOTOR HOMES--1.0%
   Monaco Coach Corp. ..................         100,500          1,438,155
   Winnebago Industries, Inc. ..........          79,035          2,538,604
                                                               ------------
                                                                  3,976,759
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--2.1%
   Acco Brands Corp.* ..................         144,400          3,433,832
   Ennis, Inc. .........................         101,600          2,003,552
   Global Imaging Systems, Inc.* .......          91,675          3,309,468
                                                               ------------
                                                                  8,746,852
                                                               ------------
OIL & GAS - EXPLORATION--2.2%
   Comstock Resources, Inc.* ...........          72,600          2,040,060
   InterOil Corp.* .....................          30,000            517,200
   Remington Oil & Gas Corp.* ..........          31,100          1,303,090
   Stone Energy Corp.* .................          41,500          1,718,100
   Swift Energy Co.* ...................          88,000          3,410,880
                                                               ------------
                                                                  8,989,330
                                                               ------------
OIL SERVICES--1.4%
   Key Energy Services, Inc.* ..........         165,565          2,475,197
   Parker Drilling Co.* ................         112,500          1,040,625
   Trico Marine Services, Inc.*  .......          76,535          2,229,464
                                                               ------------
                                                                  5,745,286
                                                               ------------
PAPER FOREST PRODUCTS & PACKAGING--0.6%
   Neenah Paper, Inc. ..................          54,600          1,671,306
   Schweitzer-Mauduit International,
     Inc. ..............................          35,900            922,630
                                                               ------------
                                                                  2,593,936
                                                               ------------
PUBLISHING & INFORMATION SERVICES--3.5%
   Banta Corp. .........................          55,400          2,698,534
   Bowne & Co., Inc. ...................         216,600          3,225,174
   infoUSA, Inc. .......................         111,300          1,307,775
   Journal Register Co. ................         102,200          1,314,292
   Reader's Digest Association, Inc.,
     (The) .............................          96,800          1,470,392
   Scholastic Corp.* ...................          73,000          2,147,660
   Valassis Communications, Inc.* ......          73,900          2,035,945
                                                               ------------
                                                                 14,199,772
                                                               ------------
RAILROAD & BULK SHIPPING--0.3%
   RailAmerica, Inc.* ..................         106,195          1,051,331
                                                               ------------
REAL ESTATE--1.1%
   Trammell Crow Co.* ..................         143,900          4,673,872
                                                               ------------


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
REAL ESTATE INVESTMENT TRUST (REIT)--5.3%
   American Financial Realty Trust .....         155,025       $  1,832,395
   Ashford Hospitality Trust ...........          86,075          1,075,077
   Capital Lease Funding, Inc. .........         154,775          1,677,761
   Digital Realty Trust, Inc. ..........         135,600          3,743,916
   Fieldstone Investment Corp. .........          82,300            974,432
   Gladstone Commercial Corp. ..........          85,875          1,610,156
   Government Properties Trust, Inc. ...          92,275            788,029
   Jer Investors Trust, Inc. ...........          31,400            548,872
   Lexington Corporate Properties
     Trust .............................          51,950          1,107,574
   Medical Properties Trust, Inc. 144A            87,500            875,000
   Medical Properties Trust, Inc. ......          99,400            994,000
   MFA Mortgage Investments, Inc. ......         181,650          1,075,368
   Opteum Inc., Class A 144A ...........         122,425          1,066,322
   Origen Financial, Inc. ..............         301,825          2,043,355
   Redwood Trust, Inc. .................          52,800          2,189,088
                                                               ------------
                                                                 21,601,345
                                                               ------------
RETAIL--0.7%
   Children's Place Retail Stores,
     Inc., (The)* ......................          64,100          2,991,547
                                                               ------------
RETAIL - HARD GOODS--0.6%
   GameStop Corp., Class A* ............          31,215          1,249,536
   School Specialty, Inc.* .............          32,000          1,116,160
                                                               ------------
                                                                  2,365,696
                                                               ------------
SAVINGS & LOANS--0.4%
   Franklin Bank Corp.* ................          96,500          1,646,290
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.8%
   Axcelis Technologies, Inc.* .........         189,210          1,307,441
   Emulex Corp.* .......................         115,900          2,063,020
                                                               ------------
                                                                  3,370,461
                                                               ------------
SERVICES - BUSINESS--5.5%
   Clark, Inc. .........................         201,750          2,130,480
   Cornell Companies, Inc.* ............          60,280            814,383
   Geo Group, Inc., (The)* .............          33,900            766,140
   IKON Office Solutions, Inc. .........         230,300          3,028,445
   Integrated Alarm Services
     Group, Inc.* ......................         456,413          1,437,701
   John H. Harland Co. .................          46,930          1,698,397
   Kforce, Inc.* .......................          92,376          1,118,673
   MPS Group, Inc.* ....................         275,600          4,172,584
   Spherion Corp.* .....................         146,200          1,459,076
   Standard Parking Corp.* .............         112,655          2,409,690
   World Fuel Services Corp. ...........         107,900          3,269,370
                                                               ------------
                                                                 22,304,939
                                                               ------------
TOBACCO--0.5%
   Alliance One International, Inc. ....         270,500          1,203,725
   Universal Corp. .....................          19,100            776,797
                                                               ------------
                                                                  1,980,522
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 |SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------



TRANSPORT - SERVICES--0.8%
   EGL, Inc.* ..........................          52,700       $  2,131,715
   Quintana Maritime Ltd. ..............         105,605          1,008,528
   Stonepath Group, Inc.* ..............         559,600            335,760
                                                               ------------
                                                                  3,476,003
                                                               ------------
TRAVEL SERVICES--0.6%
   Ambassadors International, Inc. .....          15,800            279,344
   Navigant International, Inc.* .......         203,300          2,236,300
                                                               ------------
                                                                  2,515,644
                                                               ------------
TRUCKING--0.3%
   Marten Transport Ltd.* ..............          18,150            424,528
   Quality Distribution, Inc.* .........          79,405            870,279
                                                               ------------
                                                                  1,294,807
                                                               ------------
UTILITIES - ELECTRIC--0.5%
   Sierra Pacific Resources* ...........         154,300          2,197,232
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $309,372,422) .............                        396,814,947
                                                               ------------
INVESTMENT COMPANY--1.3%
FINANCIAL SERVICES--1.3%
   Apollo Investment Corp. .............         160,900          3,023,311
   Ares Capital Corp. ..................         124,945          2,166,546
                                                               ------------
                                                                  5,189,857
                                                               ------------
     TOTAL INVESTMENT COMPANY
       (Cost $4,345,150) ...............                          5,189,857
                                                               ------------
SHORT-TERM INVESTMENTS--2.0%
   PNC Bank Money Market
     Deposit Account
     4.020% 03/01/06 ...................       8,033,406          8,033,406
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $8,033,406) ...............                          8,033,406
                                                               ------------
TOTAL INVESTMENTS--100.3%
   (Cost $321,750,978) .................                        410,038,210
                                                               ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.3)% ................                         (1,146,597)
                                                               ------------
NET ASSETS--100.0% .....................                       $408,891,613
                                                               ============

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security  was  purchased  pursuant  to Rule 144A under Securities Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 25

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
LONG POSITIONS--114.3%
DOMESTIC COMMON STOCK--94.5%
AEROSPACE & DEFENSE--2.3%
   Allied Defense Group, Inc.,
     (The) +* ..........................          99,515       $  2,278,893
   Triumph Group, Inc. +* ..............           9,390            392,972
                                                               ------------
                                                                  2,671,865
                                                               ------------
AGRICULTURE--1.6%
   Hines Horticulture, Inc.* ...........         479,204          1,777,847
                                                               ------------
APPAREL--1.1%
   Kenneth Cole Productions, Inc.,
     Class A + .........................          35,910            987,884
   Mossimo, Inc.* ......................          36,123            227,214
                                                               ------------
                                                                  1,215,098
                                                               ------------
AUTOMOTIVE & TRUCKS--0.5%
   Strattec Security Corp. +* ..........          15,106            611,189
                                                               ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
   CSK Auto Corp. +* ...................          53,600            852,776
   Motorcar Parts of America, Inc. +* ..          12,410            167,535
                                                               ------------
                                                                  1,020,311
                                                               ------------
BUSINESS & PUBLIC SERVICES--0.7%
   BB Holdings Ltd. + ..................         119,337            757,790
                                                               ------------
COMMERCIAL SERVICES--3.2%
   Carlisle Group Ltd. (United
     Kingdom)* .........................          47,735             95,299
   NCO Group, Inc. +* ..................          36,400            817,908
   OneSource Services, Inc* ............           7,459            109,392
   Steiner Leisure Ltd. +* .............          63,025          2,686,756
                                                               ------------
                                                                  3,709,355
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--4.3%
   Acxiom Corp. + ......................          26,400            683,232
   Dynamics Research Corp. +* ..........          69,355            946,002
   Parametric Technology Corp.*  .......          42,360            644,719
   Perot Systems Corp., Class A +* .....          74,900          1,131,739
   Pomeroy IT Solutions, Inc. +* .......          77,795            723,494
   SimpleTech, Inc.* ...................         178,170            741,187
                                                               ------------
                                                                  4,870,373
                                                               ------------
COMPUTER SOFTWARE--0.3%
   Phoenix Technologies Ltd.* ..........          48,145            333,645
                                                               ------------
CONSULTING SERVICES--4.0%
   Accenture Ltd., Class A + ...........          54,495          1,779,806
   MAXIMUS, Inc. + .....................          43,700          1,595,487
   Opinion Research Corp. +* ...........         219,727          1,210,696
                                                               ------------
                                                                  4,585,989
                                                               ------------
CONSUMER PRODUCTS--2.9%
   Church & Dwight Co., Inc. + .........          29,210          1,008,621
   CSS Industries, Inc. ................          18,300            563,640
   Tupperware Brands Corp. + ...........          52,900          1,120,951


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
CONSUMER PRODUCTS--(CONTINUED)
   WD-40 Co. + .........................          20,430       $    623,728
                                                               ------------
                                                                  3,316,940
                                                               ------------
DISTRIBUTION--0.0%
   SniffEX, Inc. +* ....................          29,940             48,503
                                                               ------------
ELECTRONIC EQUIPMENT & PRODUCTS--1.9%
   Ionatron, Inc. +* ...................          41,435            474,845
   LeCroy Corp. +* .....................          24,035            355,718
   PerkinElmer, Inc. + .................          33,880            806,005
   Spectrum Control, Inc. +* ...........          80,150            597,118
                                                               ------------
                                                                  2,233,686
                                                               ------------
ELECTRONICS--1.1%
   Technitrol, Inc. + ..................          58,200          1,273,416
                                                               ------------
ENERGY--0.4%
   Hy-Drive Technologies Ltd* ..........         325,000            414,375
   Rentech, Inc. +* ....................          19,015             73,968
                                                               ------------
                                                                    488,343
                                                               ------------
FINANCIAL SERVICES--2.3%
   Federal Agricultural Mortgage
     Corp., Class C + ..................          46,540          1,389,684
   IndyMac Bancorp, Inc. + .............          14,600            566,772
   Tac Acquisition Corp.* ..............          60,600            336,330
   Tremisis Energy Acquisition
     Corp.* ............................          65,375            366,100
                                                               ------------
                                                                  2,658,886
                                                               ------------
FOODS--2.4%
   M & F Worldwide Corp. +* ............          58,655            967,807
   Nestle S.A. - ADR + .................          24,200          1,779,276
                                                               ------------
                                                                  2,747,083
                                                               ------------
HAZARDOUS WASTE DISPOSAL--0.7%
   Synagro Techonologies, Inc. .........         170,345            814,249
                                                               ------------
HEALTH & PERSONAL CARE--3.3%
   Female Health Co., (The)* ...........          79,015            130,375
   Johnson & Johnson + .................          49,000          2,824,850
   Natrol, Inc.* .......................         371,920            818,224
                                                               ------------
                                                                  3,773,449
                                                               ------------
HEALTH CARE - DRUGS--3.1%
   Pfizer, Inc. + ......................         135,100          3,538,269
                                                               ------------
HEALTH CARE - SERVICES--2.3%
   American Dental Partners,
     Inc. +* ...........................          87,232          1,136,633
   Hanger Orthopedic Group,
     Inc. +* ...........................          63,625            387,476
   Pediatric Services of America,
     Inc. +* ...........................          45,530            579,597
   PHC, Inc., Class A* .................         252,470            542,811
                                                               ------------
                                                                  2,646,517
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | SEMI-ANNUAL REPORT 2006

--------------------------------------------------------------------------------
ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
HEALTH CARE - SUPPLIES--2.4%
   MTS Medication Technologies +*  .....         149,105       $    982,602
   Orthofix International N.V. +* ......          20,726            860,129
   Unilens Vision, Inc.* ...............         102,555            410,220
   Vital Signs, Inc. + .................           8,745            446,520
                                                               ------------
                                                                  2,699,471
                                                               ------------
HEALTHCARE FACILITIES/SUPPLIES--0.5%
   Kinetic Concepts, Inc.* .............          15,670            581,357
                                                               ------------
INSURANCE - LIFE--1.1%
   Scottish Re Group Ltd. + ............          51,695          1,292,375
                                                               ------------
INSURANCE - OTHER--15.9%
   Ambac Financial Group, Inc. .........          10,800            811,620
   American International Group,
     Inc. + ............................          17,400          1,154,664
   Aspen Insurance Holdings Ltd. + .....          42,500            986,425
   Assured Guaranty Ltd. + .............          50,992          1,346,189
   Bristol West Holdings, Inc. + .......          38,465            713,141
   Investors Title Co. + ...............          13,384            578,537
   IPC Holdings Ltd. + .................          25,400            667,258
   Loews Corp. + .......................          14,200          1,310,092
   MBIA, Inc. + ........................          42,200          2,478,828
   Nationwide Financial Services,
     Inc., Class A + ...................          22,300            955,778
   PartnerRe Ltd. + ....................          26,800          1,624,348
   Platinum Underwriters Holdings
     Ltd. + ............................          67,240          2,058,889
   Primus Guaranty Ltd. +* .............          46,110            576,375
   Protective Life Corp. + .............          29,100          1,418,625
   RenaissanceRe Holdings Ltd. + .......          13,100            583,605
   Wesco Financial Corp. + .............           2,375            942,875
                                                               ------------
                                                                 18,207,249
                                                               ------------
INTERNET SERVICES--0.7%
   Knot, Inc., (The) +* ................          46,502            706,366
   Pacific Internet Ltd.* ..............          17,055            128,765
                                                               ------------
                                                                    835,131
                                                               ------------
LEISURE & LODGING--2.1%
   Escalade, Inc. + ....................          46,994            532,912
   Interstate Hotels & Resorts, Inc.* ..         396,375          1,894,672
                                                               ------------
                                                                  2,427,584
                                                               ------------
MACHINERY--2.3%
   Stewart & Stevenson Services,
     Inc. + ............................          60,890          2,097,660
   TurboChef Technologies, Inc. +* .....          36,833            489,879
                                                               ------------
                                                                  2,587,539
                                                               ------------
MANUFACTURING--2.9%
   Matthews International Corp.,
     Class A + .........................          44,675          1,659,229
   Velcro Industries N.V. + ............         103,990          1,439,222
   Wolverine Tube, Inc.* ...............          70,965            260,442
                                                               ------------
                                                                  3,358,893
                                                               ------------


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
MEDIA & ENTERTAINMENT--0.8%
   New Frontier Media, Inc. +* .........         124,600       $    888,398
                                                               ------------
MEDICAL EQUIPMENT & SUPPLIES--0.3%
   CONMED Corp. +* .....................          16,100            311,696
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--2.1%
   Ennis, Inc. + .......................          88,915          1,753,404
   Xerox Corp. +* ......................          45,900            683,910
                                                               ------------
                                                                  2,437,314
                                                               ------------
OIL & GAS - EXPLORATION--2.8%
   Chaparral Resources, Inc.* ..........          37,650            196,533
   Chesapeake Energy Corp. .............          18,600            552,234
   Eden Energy Corp.* ..................          47,070            117,675
   InterOil Corp. +* ...................          34,700            598,228
   Pogo Producing Co. + ................          21,900          1,091,934
   Whittier Energy Corp* ...............          80,620            696,557
                                                               ------------
                                                                  3,253,161
                                                               ------------
OIL & GAS - INTEGRATED MAJORS--1.4%
   Marathon Oil Corp. + ................          22,804          1,609,962
                                                               ------------
OIL SERVICES--1.4%
   T-3 Energy Services, Inc. +* ........          11,698            165,995
   Trico Marine Services, Inc. +* ......          47,465          1,382,655
                                                               ------------
                                                                  1,548,650
                                                               ------------
PAPER FOREST PRODUCTS & PACKAGING--1.1%
   Graphic Packaging Corp.* ............         226,900            589,940
   Neenah Paper, Inc. ..................          20,475            626,740
                                                               ------------
                                                                  1,216,680
                                                               ------------
PRINTING SERVICES--2.6%
   Cadmus Communications Corp. + .......         117,940          2,232,604
   Quebecor World, Inc. ................          68,600            695,604
                                                               ------------
                                                                  2,928,208
                                                               ------------
PUBLISHING & INFORMATION SERVICES--1.1%
   Bowne & Co., Inc. + .................          85,755          1,276,892
                                                               ------------
REAL ESTATE--1.0%
   United Capital Corp. +* .............          41,730          1,125,458
                                                               ------------
RESTAURANTS--0.6%
   Benihana, Inc., Class A +* ..........          26,921            722,021
                                                               ------------
RETAIL--1.8%
   Children's Place Retail Stores,
     Inc., (The) +* ....................          44,000          2,053,480
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
   inTEST Corp.* .......................         101,160            452,185
                                                               ------------
SERVICES - CONSUMER--0.8%
   Coinstar, Inc. +* ...................          36,200            933,960
                                                               ------------
TELECOMMUNICATION SERVICES--2.9%
   GlobeTel Communications Corp.*  .....         105,985            312,656

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 27

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
TELECOMMUNICATION SERVICES--(CONTINUED)
   Premiere Global Services, Inc. +* ...         171,305       $  1,406,414
   West Corp. +* .......................          36,375          1,583,404
                                                               ------------
                                                                  3,302,474
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--0.6%
   Optical Cable Corp.* ................          12,273             61,733
   Terayon Communication Systems,
     Inc.* .............................         219,500            588,260
                                                               ------------
                                                                    649,993
                                                               ------------
TELEPHONE - INTEGRATED--2.8%
   CT Communications, Inc. + ...........         103,624          1,371,982
   Telefonos de Mexico SA de
     CV - ADR + ........................          80,100          1,793,439
                                                               ------------
                                                                  3,165,421
                                                               ------------
TOBACCO--1.4%
   Loews Corp. - Carolina Group +  .....          32,900          1,562,421
                                                               ------------
VITAMINS & NUTRITION PRODUCTS--1.4%
   Nutraceutical International
     Corp. +* ..........................         113,139          1,625,807
                                                               ------------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $98,729,545) ..............                        108,146,583
                                                               ------------


                                                   Par
                                                 (000)
                                                 -------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
     9.25% 12/27/22 ....................             $75             76,969
                                                               ------------
     TOTAL CONVERTIBLE BONDS--0.1%
       (Cost $75,000) ..................                             76,969
                                                               ------------
CORPORATE BONDS--0.1%
   Mueller Industries, Inc. Senior
     Subordinated Debentures
     6.00% 11/01/14 ....................             118            111,510
                                                               ------------
     TOTAL CORPORATE BONDS--0.1%
       (Cost $118,000) .................                            111,510
                                                               ------------


                                                 Number
                                                of Shares
                                                ---------
WARRANTS--0.0%
FINANCIAL SERVICES--0.0%
   Tac Acquisition Corp. ...............
     $5.00 Expires 06/28/10* ...........         121,200             60,600
                                                               ------------
     TOTAL WARRANTS
       (Cost $0) .......................                             60,600
                                                               ------------


                                                 Number
                                                of Shares          Value
                                                ---------      ------------

SHORT-TERM INVESTMENTS--19.6%
SHORT-TERM INVESTMENTS--19.6%
   PNC Bank Money Market
     Deposit Account
     4.02% 03/01/06 ....................      22,442,498       $ 22,442,498
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $22,442,498) ..............                         22,442,498
                                                               ------------
TOTAL LONG POSITIONS--114.3%
   (Cost $121,365,044) .................                        130,838,160
                                                               ------------
SECURITIES SOLD SHORT--(60.2%)
AEROSPACE & DEFENSE--(0.1%)
   Metal Storm Ltd.* ...................         (30,080)          (109,792)
                                                               ------------
AIRLINES--0.0%
   Northwest Airlines Corp.* ...........         (46,725)           (17,755)
                                                               ------------
APPAREL--(0.5%)
   Guess?, Inc.* .......................          (9,300)          (336,567)
   Timberland Co. (The), Class A* ......          (6,500)          (227,825)
                                                               ------------
                                                                   (564,392)
                                                               ------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--0.0%
   Hybrid Technologies, Inc.* ..........          (3,946)           (52,052)
                                                               ------------
AUTOMOTIVE & TRUCKS--(0.7%)
   A.S.V., Inc.* .......................         (13,080)          (420,914)
   Sonic Automotive, Inc. ..............         (14,800)          (392,052)
                                                               ------------
                                                                   (812,966)
                                                               ------------
BIOTECHNOLOGY--(0.3%)
   Crucell NV - ADR* ...................         (15,100)          (374,933)
                                                               ------------
BROADCASTING--(0.5%)
   Sirius Satellite Radio, Inc.* .......         (80,300)          (410,333)
   XM Satellite Radio Holdings, Inc.,
     Class A* ..........................          (7,800)          (172,302)
                                                               ------------
                                                                   (582,635)
                                                               ------------
BUILDING & CONSTRUCTION--(0.2%)
   Home Solutions of America, Inc.* ....         (39,800)          (232,830)
                                                               ------------
CHEMICALS - COMMODITY--(0.1%)
   Lumera Corp.* .......................         (15,425)           (64,785)
                                                               ------------
COMMERCIAL SERVICES--(1.3%)
   Intersections, Inc.* ................         (22,400)          (204,064)
   LML Payment Systems, Inc.* ..........         (19,210)          (116,605)
   Rewards Network, Inc.* ..............         (97,705)          (768,938)
   Team, Inc. ..........................         (12,750)          (377,400)
                                                               ------------
                                                                 (1,467,007)
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--(5.1%)
   3D Systems Corp.* ...................         (27,024)          (513,456)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
COMPUTER EQUIPMENT & SERVICES--(CONTINUED)
   Cognizant Technology Solutions
     Corp., Class A* ...................         (10,000)      $   (576,100)
   ConSyGen, Inc.* .....................            (200)                 0
   Covansys Corp.* .....................         (41,795)          (626,089)
   DataTRAK International, Inc.* .......         (25,070)          (188,025)
   Hyperion Solutions Corp.* ...........         (10,400)          (348,920)
   Komag, Inc.* ........................         (16,600)          (777,544)
   MicroStrategy, Inc., Class A* .......          (4,500)          (412,560)
   Mobility Electronics, Inc.* .........         (20,100)          (189,543)
   Research In Motion Ltd.* ............         (12,400)          (874,572)
   SanDisk Corp.* ......................          (8,400)          (506,856)
   Satellite Newspapers Corp.* .........          (8,615)              (181)
   Sun Microsystems, Inc.* .............         (65,400)          (272,718)
   Trident Microsystems, Inc.* .........          (7,130)          (199,212)
   Western Digital Corp.* ..............         (14,500)          (322,625)
   Xybernaut Corp.* ....................         (35,000)            (1,890)
                                                               ------------
                                                                 (5,810,291)
                                                               ------------
COMPUTER SOFTWARE--(2.0%)
   Ants Software, Inc.* ................         (48,984)           (97,968)
   CA, Inc. ............................         (17,500)          (475,300)
   Convera Corp.* ......................         (84,572)          (828,806)
   Nestor, Inc.* .......................         (23,200)           (80,504)
   Ultimate Software Group, Inc.,
     (The)* ............................         (35,410)          (828,594)
                                                               ------------
                                                                 (2,311,172)
                                                               ------------
COMPUTERS & PERIPHERALS--(1.3%)
   Cambridge Display Technology,
     Inc.* .............................         (21,800)          (203,830)
   Immersion Corp.* ....................         (44,685)          (320,838)
   Palm, Inc.* .........................         (23,400)          (966,420)
                                                               ------------
                                                                 (1,491,088)
                                                               ------------
CONSTRUCTION & HOUSING--(0.5%)
   Cavalier Homes, Inc.* ...............         (76,880)          (543,542)
                                                               ------------
CONSUMER PRODUCTS--(0.4%)
   CNS, Inc. ...........................         (10,700)          (222,453)
   Flanders Corp.* .....................         (22,300)          (244,185)
                                                               ------------
                                                                   (466,638)
                                                               ------------
CONTAINERS--0.0%
   CryoPort, Inc.* .....................          (4,960)           (25,147)
                                                               ------------
DISTRIBUTION--(0.3%)
   Beacon Roofing Supply, Inc.* ........          (8,300)          (325,858)
   SniffEX, Inc.* ......................         (29,940)           (48,503)
                                                               ------------
                                                                   (374,361)
                                                               ------------
DIVERSIFIED OPERATIONS--(0.9%)
   Dark Dynamite, Inc.* ................         (12,359)           (12,977)
   Encore Wire Corp.* ..................         (22,270)          (694,601)
   Microfield Group, Inc.* .............            (340)              (969)
   Seaboard Corp. ......................            (200)          (298,800)
                                                               ------------
                                                                 (1,007,347)
                                                               ------------


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(0 8%)
   Bookham, Inc.* ......................         (65,100)      $   (454,398)
   Electro Scientific Industries, Inc.*          (17,600)          (439,296)
   Flexpoint Sensor Systems, Inc.* .....          (4,837)            (9,674)
                                                               ------------
                                                                   (903,368)
                                                               ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(3.4%)
   American Science and
   Engineering, Inc.* ..................         (12,000)          (913,080)
   Electro Rent Corp.* .................         (33,237)          (495,231)
   Garmin Ltd. .........................          (5,000)          (344,100)
   Ionatron, Inc.* .....................         (82,870)          (949,690)
   Lamson & Sessions Co., (The)* .......         (17,400)          (410,814)
   Measurement Specialties, Inc.* ......          (3,123)           (76,264)
   NVE Corp.* ..........................         (13,805)          (228,887)
   QSound Labs, Inc.* ..................         (26,140)          (115,800)
   SpatiaLight, Inc.* ..................         (34,460)          (104,414)
   Tiger Telematics, Inc.* .............         (16,610)            (5,647)
   Video Display Corp. .................         (22,793)          (205,137)
                                                               ------------
                                                                 (3,849,064)
                                                               ------------
ELECTRONICS--(1.1%)
   Identix, Inc.* ......................         (37,000)          (302,290)
   Universal Display Corp.* ............         (34,452)          (489,219)
   Vicor Corp. .........................         (24,525)          (487,802)
                                                               ------------
                                                                 (1,279,311)
                                                               ------------
ENERGY--(2.7%)
   Energy Conversion Devices, Inc.* ....         (11,900)          (557,515)
   FuelCell Energy, Inc.* ..............         (23,000)          (255,990)
   KFx, Inc.* ..........................         (70,150)        (1,464,732)
   Medis Technologies Ltd.* ............         (31,284)          (594,396)
   XsunX, Inc.* ........................        (150,290)          (210,406)
                                                               ------------
                                                                 (3,083,039)
                                                               ------------
ENERGY EQUIPMENT & SERVICES--(0.6%)
   Rentech, Inc.* ......................        (175,585)          (683,026)
                                                               ------------
ENVIRONMENTAL SERVICES--0.0%
   Global Development &
   Environmental Resources, Inc.* ......          (5,446)           (16,338)
                                                               ------------
FINANCIAL SERVICES--(3.2%)
   First Marblehead Corp., (The) .......         (28,760)        (1,040,537)
   Franklin Credit Managment
     Corp.* ............................         (32,234)          (244,978)
   Fremont General Corp. ...............         (14,800)          (351,056)
   Harris & Harris Group, Inc. .........         (35,600)          (470,632)
   LaBranche & Co., Inc.* ..............        (110,100)        (1,557,915)
   Ladenburg Thalmann Financial
     Services, Inc.* ...................              (1)                (1)
                                                               ------------
                                                                 (3,665,119)
                                                               ------------
FOODS--(0.2%)
   Cuisine Solutions, Inc.* ............         (28,390)          (283,616)
                                                               ------------
GAMING--(0.2%)
   PokerTek, Inc.* .....................         (20,345)          (257,771)
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 29

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
HEALTH CARE - BIOTECH--(0.2%)
   ICOS Corp.* .........................         (11,500)      $   (277,495)
                                                               ------------
HEALTH CARE - DRUGS--(0.9%)
   Adams Respiratory Therapeutics,
     Inc.* .............................          (7,500)          (281,325)
   CollaGenex Pharmaceuticals, Inc.* ...         (32,780)          (434,335)
   Quigley Corp., (The)* ...............         (23,750)          (279,062)
   Tapestry Pharmaceuticals, Inc.* .....          (9,410)           (33,594)
                                                               ------------
                                                                 (1,028,316)
                                                               ------------
HEALTH CARE - SERVICES--(0.8%)
   Air Methods Corp.* ..................          (7,300)          (173,083)
   Eclipsys Corp.* .....................         (16,700)          (429,524)
   USANA Health Sciences, Inc.*  .......          (6,200)          (267,530)
                                                               ------------
                                                                   (870,137)
                                                               ------------
HEALTH CARE - SUPPLIES--(0.9%)
   Align Technology, Inc.* .............         (37,800)          (308,448)
   HemoSense, Inc.* ....................         (24,780)          (148,680)
   Intermagnetics General Corp.* .......          (7,900)          (232,418)
   Quidel Corp.* .......................         (27,400)          (307,976)
                                                               ------------
                                                                   (997,522)
                                                               ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp. ................         (17,050)          (387,717)
                                                               ------------
INTERNET SERVICES--(4.1%)
   Answers Corp.* ......................         (21,380)          (225,132)
   Concur Technologies, Inc.* ..........         (40,400)          (612,464)
   Expedia, Inc.* ......................         (12,000)          (227,640)
   GTX Global Corp.* ...................          (1,560)            (7,722)
   Interliant, Inc.* ...................            (600)                 0
   Marchex, Inc., Class B* .............         (20,835)          (457,120)
   Neutron Enterprises, Inc.* ..........          (3,523)            (8,772)
   Nutri/System, Inc.* .................          (9,000)          (386,730)
   Redback Networks, Inc.* .............         (12,200)          (231,190)
   Rediff.com India Ltd. - ADR*  .......         (23,825)          (598,722)
   Salesforce.com, Inc.* ...............         (11,620)          (404,957)
   Stamps.com, Inc.* ...................         (13,100)          (421,951)
   Terremark Worldwide, Inc.* ..........        (109,760)          (590,509)
   WebSideStory, Inc.* .................         (11,800)          (184,906)
   Website Pros, Inc.* .................         (24,100)          (282,211)
   WorldGate Communications, Inc.* .....         (40,410)           (44,451)
                                                               ------------
                                                                 (4,684,477)
                                                               ------------
LEISURE & LODGING--(0.2%)
   Aldila, Inc. ........................          (7,955)          (256,946)
                                                               ------------
MACHINERY--(1.3%)
   AirTrax, Inc.* ......................         (11,520)           (17,164)
   Intevac, Inc.* ......................         (30,500)          (668,865)
   Raser Technologies, Inc.* ...........         (17,980)          (269,700)
   SureBeam Corp., Class A* ............        (111,800)              (112)
   TurboChef Technologies, Inc.* .......         (36,833)          (489,879)
                                                               ------------
                                                                 (1,445,720)
                                                               ------------


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
MANUFACTURING--(1.8%)
   Ceradyne, Inc.* .....................          (6,205)      $   (377,760)
   Charles & Colvard Ltd. ..............         (50,675)          (710,464)
   Nanophase Technologies Corp.* .......         (49,000)          (346,430)
   NS Group, Inc.* .....................         (14,600)          (595,534)
                                                               ------------
                                                                 (2,030,188)
                                                               ------------
MEDIA & ENTERTAINMENT--(1.0%)
   CKX, Inc.* ..........................         (49,605)          (714,808)
   Genius Products, Inc.* ..............        (110,800)          (238,220)
   TiVo, Inc.* .........................         (33,800)          (187,590)
                                                               ------------
                                                                 (1,140,618)
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--(4.5%)
   Advanced Magnetics, Inc.* ...........         (22,685)          (567,125)
   Advanced Medical Optics, Inc.* ......          (8,800)          (391,424)
   Aspect Medical Systems, Inc.* .......          (7,700)          (206,283)
   BSD Medical Corp.* ..................         (25,335)          (126,675)
   Conceptus, Inc.* ....................         (25,900)          (371,147)
   CPC of America, Inc.* ...............          (4,745)           (62,871)
   Illumina, Inc.* .....................         (25,500)          (648,465)
   InterMune, Inc.* ....................         (12,400)          (236,344)
   IRIS International, Inc.* ...........         (14,600)          (331,858)
   LCA-Vision, Inc. ....................          (9,600)          (418,560)
   Luminex Corp.* ......................         (18,800)          (263,200)
   Penwest Pharmaceuticals Co.*  .......         (18,540)          (431,055)
   Stereotaxis, Inc.* ..................         (27,800)          (367,794)
   ThermoGenesis Corp.* ................         (79,910)          (318,841)
   Zila, Inc.* .........................        (114,953)          (429,924)
                                                               ------------
                                                                 (5,171,566)
                                                               ------------
METALS & MINING--(2.9%)
   Dynamic Materials Corp. .............         (87,945)        (2,875,802)
   Titanium Metals Corp.* ..............         (11,200)          (459,424)
                                                               ------------
                                                                 (3,335,226)
                                                               ------------
METALS - STEEL--(1.6%)
   IPSCO, Inc. .........................          (8,020)          (773,529)
   Oregon Steel Mills, Inc.* ...........         (28,400)        (1,075,792)
                                                               ------------
                                                                 (1,849,321)
                                                               ------------
OIL & GAS - EXPLORATION--(0.8%)
   Eden Energy Corp.* ..................         (53,530)          (133,825)
   Energytec, Inc.* ....................              (1)                (1)
   Gasco Energy, Inc.* .................         (41,300)          (235,823)
   TGC Industries, Inc.* ...............         (25,400)          (222,250)
   Tri-Valley Corp.* ...................         (34,857)          (287,222)
                                                               ------------
                                                                   (879,121)
                                                               ------------
OIL & GAS - INTEGRATED MAJORS--(0.6%)
   SulphCo, Inc.* ......................         (92,505)          (648,460)
                                                               ------------
OIL FIELD MACHINERY & EQUIPMENT--(1.0%)
   CE Franklin Ltd.* ...................         (24,700)          (304,304)
   Flotek Industries, Inc.* ............         (24,850)          (643,367)
   Lone Star Technologies, Inc.* .......          (4,200)          (208,740)
                                                               ------------
                                                                 (1,156,411)
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
PHARMACEUTICALS & BIOTECHNOLOGY--(0.7%)
   Immtech Pharmeceuticals, Inc.*  .....         (23,910)      $   (184,824)
   Mannkind Corp.* .....................         (29,500)          (510,055)
   Oncolytics Biotech, Inc.* ...........         (11,480)           (51,775)
   RegeneRx Biopharmaceuticals,
     Inc.* .............................          (1,500)            (4,725)
                                                               ------------
                                                                   (751,379)
                                                               ------------
PRINTING SERVICES--(0.5%)
   Document Securities Systems,
     Inc.* .............................         (40,740)          (519,842)
                                                               ------------
REAL ESTATE--(0.2%)
   ZipRealty, Inc.* ....................         (26,500)          (239,560)
                                                               ------------
RESTAURANTS--(0.3%)
   Texas Roadhouse, Inc., Class A* .....         (23,600)          (362,496)
                                                               ------------
RETAIL--(0.4%)
   Urban Outfitters, Inc.* .............         (15,900)          (446,790)
                                                               ------------
RETAIL - FOOD & DRUG--(0.6%)
   Wild Oats Markets, Inc.* ............         (38,600)          (692,870)
                                                               ------------
RETAIL - HARD GOODS--(1.2%)
   AutoNation, Inc.* ...................         (11,000)          (230,010)
   Golf Galaxy, Inc.* ..................         (17,700)          (351,699)
   REX Stores Corp.* ...................         (51,000)          (781,320)
                                                               ------------
                                                                 (1,363,029)
                                                               ------------
RUBBER AND PLASTIC--(0.6%)
   American Tire Corp.* ................         (44,430)          (284,352)
   PW Eagle, Inc. ......................         (17,595)          (388,674)
                                                               ------------
                                                                   (673,026)
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.6%)
   ARM Holdings PLC - ADR ..............        (104,562)          (752,846)
   MathStar, Inc.* .....................         (20,380)          (108,014)
   Microsemi Corp.* ....................         (12,500)          (384,375)
   Nano-Proprietary, Inc.* .............         (46,685)          (115,312)
   PortalPlayer, Inc.* .................          (9,492)          (239,768)
   Power Integrations, Inc.* ...........         (22,800)          (566,124)
   Rambus, Inc.* .......................          (9,300)          (288,765)
   Rudolph Technologies, Inc.* .........         (34,700)          (571,856)
                                                               ------------
                                                                 (3,027,060)
                                                               ------------
SOAPS & TOILETRIES--(0.4%)
   Revlon, Inc., Class A* ..............        (133,015)          (449,591)
                                                               ------------
TECHNOLOGY HARDWARE & EQUIPMENT--(0.8%)
   Cogent, Inc.* .......................         (23,500)          (546,610)
   ParkerVision, Inc.* .................         (42,307)          (342,687)
                                                               ------------
                                                                   (889,297)
                                                               ------------
TELECOMMUNICATIONS--(1.3%)
   Choice One Communications,
     Inc.  o* ..........................         (37,790)                (4)


                                                 Number
                                                of Shares          Value
                                                ---------      ------------
TELECOMMUNICATIONS--(CONTINUED)
   CTC Communications Group,
     Inc.  o* ..........................         (98,900)      $        (10)
   First Avenue Networks, Inc.*  .......         (43,849)          (370,086)
   Global Crossing Ltd.* ...............         (22,480)          (386,206)
   GlobeTel Communications
     Corp.* ............................        (116,885)          (344,811)
   Telkonet, Inc.* .....................         (83,905)          (338,976)
                                                               ------------
                                                                 (1,440,093)
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--(0.7%)
   JDS Uniphase Corp.* .................        (276,300)          (839,952)
                                                               ------------
TOBACCO--(0.6%)
   Vector Group Ltd. ...................         (39,396)          (733,160)
                                                               ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $61,171,402) ..........                        (68,916,771)
                                                               ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--45.9% ...............                         52,538,229
                                                               ------------
NET ASSETS--100.0% .....................                       $114,459,618
                                                               ============

----------
* -- Non-income producing.
o -- Security   is  illiquid  and  has  been  valued  at fair  market  value as determined in good faith by or under the direction of RBB's Board of Directors.
+ -- Security  position is either  entirely or  partially  held in a segregated account  as  collateral  for  securities  sold  short.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 31

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND             PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------      ------------
COMMON STOCK--97.6%
AEROSPACE & DEFENSE--1.9%
   Lockheed Martin Corp. ...............           4,100        $   298,767
   Northrop Grumman Corp. ..............          10,600            679,460
                                                                -----------
                                                                    978,227
                                                                -----------
APPAREL--2.4%
   American Eagle Outfitters, Inc. .....          16,200            412,128
   Liz Claiborne, Inc. .................           5,962            214,811
   NIKE, Inc., Class B .................           7,400            642,172
                                                                -----------
                                                                  1,269,111
                                                                -----------
BANKS - MAJOR--4.4%
   Bank of New York Co., Inc., (The) ...          36,700          1,256,608
   Comerica, Inc. ......................          10,509            602,376
   Mellon Financial Corp. ..............          12,898            465,489
                                                                -----------
                                                                  2,324,473
                                                                -----------
BANKS - REGIONAL--0.8%
   Commerce Bancorp, Inc. ..............          12,600            417,942
                                                                -----------
BUSINESS & PUBLIC SERVICES--0.9%
   Manpower, Inc. ......................           8,600            461,304
                                                                -----------
CHEMICALS - SPECIALTY--2.3%
   Agrium, Inc. ........................          22,700            565,457
   Ashland, Inc. .......................          10,100            659,227
                                                                -----------
                                                                  1,224,684
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--3.7%
   CGI Group, Inc., Class A* ...........          54,500            409,295
   Hewlett-Packard Co. .................          25,153            825,270
   Ingram Micro, Inc., Class A*  .......          37,100            733,838
                                                                -----------
                                                                  1,968,403
                                                                -----------
COMPUTER SOFTWARE--2.2%
   Microsoft Corp. .....................          29,379            790,295
     Oracle Corp.* .....................          31,000            385,020
                                                                -----------
                                                                  1,175,315
                                                                -----------
CONSULTING SERVICES--1.7%
   Accenture Ltd., Class A .............          28,100            917,746
                                                                -----------
CONTAINERS--1.0%
   Crown Holdings, Inc.* ...............          27,700            506,910
                                                                -----------
ELECTRONICS--1.6%
   Amphenol Corp., Class A .............           6,200            311,426
   Arrow Electronics, Inc.* ............          15,400            535,766
                                                                -----------
                                                                    847,192
                                                                -----------
FINANCIAL SERVICES--11.4%
   Ameriprise Financial, Inc. ..........          11,600            527,568
   Amvescap PLC - ADR ..................          14,000            266,840
   Citigroup, Inc. .....................          47,233          2,190,194
   Countrywide Financial Corp. .........          14,606            503,615
   Freddie Mac .........................          17,427          1,174,405


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
FINANCIAL SERVICES--(CONTINUED)
   Goldman Sachs Group, Inc., (The) ....           3,872        $   547,075
   JPMorgan Chase & Co. ................          19,100            785,774
                                                                -----------
                                                                  5,995,471
                                                                -----------
FOODS--1.3%
   Coca-Cola Co., (The) ................           9,900            415,503
   General Mills, Inc. .................           5,400            265,950
                                                                -----------
                                                                    681,453
                                                                -----------
HEALTH & PERSONAL CARE--1.7%
   Johnson & Johnson ...................          15,456            891,038
                                                                -----------
HEALTH CARE - DRUGS--4.6%
   Pfizer, Inc. ........................          68,282          1,788,306
   Shire PLC - ADR .....................          13,940            663,265
                                                                -----------
                                                                  2,451,571
                                                                -----------
HEALTH CARE - SERVICES--1.0%
   Aetna, Inc. .........................          10,600            540,600

INSURANCE - OTHER--14.4%
   ACE Ltd. ............................          17,339            966,303
   Ambac Financial Group, Inc. .........          10,115            760,142
   American International Group,
     Inc. ..............................          13,898            922,271
   Assurant, Inc. ......................           6,400            290,560
   Berkshire Hathaway, Inc., Class B* ..             498          1,438,224
   CIGNA Corp. .........................           2,400            294,600
   Conseco, Inc.* ......................          24,100            598,644
   MBIA, Inc. ..........................          17,836          1,047,687
   Nationwide Financial Services,
     Inc., Class A .....................           6,044            259,046
   Radian Group, Inc. ..................           6,876            390,213
   St. Paul Travelers Companies, Inc.,
     (The) .............................          14,444            620,803
                                                                -----------
                                                                  7,588,493
                                                                -----------
LEISURE & LODGING--1.1%
   GTECH Holdings Corp. ................          17,095            570,631
                                                                -----------
MANUFACTURING--4.0%
   Ingersoll-Rand Co. Ltd., Class A ....          29,300          1,202,179
   Stanley Works, (The) ................           5,700            285,798
   Tyco International Ltd. .............          24,923            642,764
                                                                -----------
                                                                  2,130,741
                                                                -----------
MEDIA & ENTERTAINMENT--4.8%
   CBS Corp., Class B ..................           5,250            128,415
   Clear Channel Communications,
     Inc. ..............................          13,600            384,880
   Liberty Media Corp., Class A* .......          72,544            597,763
   Time Warner, Inc. ...................          70,566          1,221,497
   Viacom, Inc., Class B* ..............           5,450            217,782
                                                                -----------
                                                                  2,550,337
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
MEDICAL EQUIPMENT AND SUPPLIES--1.1%
   C.R. Bard, Inc. .....................           4,700        $   307,803
   Kinetic Concepts, Inc.* .............           7,300            270,830
                                                                -----------
                                                                    578,633
                                                                -----------
METALS & MINING--0.7%
   Freeport-McMoRan Copper &
     Gold, Inc., Class B ...............           7,327            370,966
                                                                -----------
OFFICE EQUIPMENT & SUPPLIES--0.7%
   Xerox Corp.* ........................          26,324            392,228
                                                                -----------
OIL & GAS - EXPLORATION--3.1%
   Burlington Resources, Inc. ..........          10,300            928,854
   Chesapeake Energy Corp. .............          14,700            436,443
   Kerr-McGee Corp. ....................           2,800            273,560
                                                                -----------
                                                                  1,638,857
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--10.3%
   Chevron Corp. .......................          19,516          1,102,264
   ConocoPhillips ......................          14,800            902,208
   Exxon Mobil Corp. ...................          35,114          2,084,718
   Marathon Oil Corp. ..................          10,132            715,319
   Valero Energy Corp. .................          11,334            609,656
                                                                -----------
                                                                  5,414,165
                                                                -----------
OIL SERVICES--0.6%
   Energen Corp. .......................           8,300            296,559
                                                                -----------
PUBLISHING & INFORMATION SERVICES--0.6%
   R. R. Donnelley & Sons Co. ..........          10,000            336,600
                                                                -----------
RETAIL - HARD GOODS--5.1%
   Claire's Stores, Inc. ...............          16,000            512,640
   Federated Department Stores,
     Inc. ..............................          11,600            824,064
   J.C. Penney Co., Inc. ...............          13,400            785,776
   Sherwin-Williams Co., (The) .........          12,000            546,600
                                                                -----------
                                                                  2,669,080
                                                                -----------
SAVINGS & LOANS--1.0%
   Hudson City Bancorp, Inc. ...........          39,000            503,490
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.9%
   Freescale Semiconductor, Inc.,
     Class A* ..........................           9,794            263,361
   Teradyne, Inc.* .....................          43,900            737,081
                                                                -----------
                                                                  1,000,442
                                                                -----------
TELECOMMUNICATIONS--2.3%
   AT&T, Inc. ..........................          35,100            968,409
   Vodafone Group PLC - ADR ............          13,426            259,390
                                                                -----------
                                                                  1,227,799
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.9%
   ALLTEL Corp. ........................           4,300            271,545
   Motorola, Inc. ......................          23,500            502,900


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
   Sprint Nextel Corp. .................          10,103        $   242,775
                                                                -----------
                                                                  1,017,220
                                                                -----------
TOBACCO--1.1%
   Altria Group, Inc. ..................           8,192            589,005
                                                                -----------
     TOTAL COMMON STOCK
       (Cost $46,151,031) ..............                         51,526,686
                                                                -----------
SHORT-TERM INVESTMENTS--2.4%
   PNC Bank Money Market
     Deposit Account
     4.02% 03/01/06 ....................       1,279,666          1,279,666
                                                                -----------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,279,666) ...............                          1,279,666
                                                                -----------
TOTAL INVESTMENTS--100.0%
   (Cost $47,430,697) ..................                         52,806,352
                                                                -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--0.0% ..................                            (16,890)
                                                                -----------
NET ASSETS--100.0% .....................                        $52,789,462
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 33

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
COMMON STOCK--92.1%
ADVERTISING--0.8%
   Lamar Advertising Co., Class A* .....           9,805        $   500,251
                                                                -----------
APPAREL--4.5%
   Aeropostale, Inc.* ..................          12,200            350,018
   Finish Line, Inc., (The), Class A ...          34,500            577,530
   Foot Locker, Inc. ...................          12,700            293,497
   Jones Apparel Group, Inc. ...........           6,800            196,656
   Polo Ralph Lauren Corp. .............          16,300            944,748
   VF Corp. ............................           5,700            312,360
                                                                -----------
                                                                  2,674,809
                                                                -----------
AUTOMOTIVE PARTS & EQUIPMENT--1.1%
   BorgWarner, Inc. ....................           8,900            496,353
   Lear Corp. ..........................           8,200            171,052
                                                                -----------
                                                                    667,405
                                                                -----------
BANKS - REGIONAL--2.2%
   Commerce Bancorp, Inc. ..............          22,500            746,325
   UMB Financial Corp. .................           8,100            547,884
                                                                -----------
                                                                  1,294,209
                                                                -----------
BROADCASTING--0.4%
   Citadel Broadcasting Co. ............          19,100            212,774
                                                                -----------
BUSINESS & PUBLIC SERVICES--3.8%
   ARAMARK Corp., Class B ..............          12,600            358,596
   BISYS Group, Inc., (The)* ...........          42,300            596,853
   G & K Services, Inc., Class A .......          11,800            461,380
   Manpower, Inc. ......................          16,300            874,332
                                                                -----------
                                                                  2,291,161
                                                                -----------
CHEMICALS - COMMODITY--0.3%
   Georgia Gulf Corp. ..................           5,300            152,110
                                                                -----------
CHEMICALS - SPECIALTY--2.7%
   UAP Holding Corp. ...................          43,400            944,384
   Valspar Corp., (The) ................          25,600            676,608
                                                                -----------
                                                                  1,620,992
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--3.0%
   CACI International, Inc., Class A* ..           6,300            379,701
   Diebold, Inc. .......................           6,600            264,000
   DST Systems, Inc.* ..................           4,900            275,527
   Ingram Micro, Inc., Class A*  .......          43,700            864,386
                                                                -----------
                                                                  1,783,614
                                                                -----------
COMPUTER SOFTWARE--2.8%
   McAfee, Inc.* .......................          25,087            583,523
   Sybase, Inc.* .......................          30,645            653,658
   Take-Two Interactive Software,
     Inc.* .............................          29,600            461,168
                                                                -----------
                                                                  1,698,349
                                                                -----------
CONTAINERS--2.2%
   Crown Holdings, Inc.* ...............          48,200            882,060


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
CONTAINERS--(CONTINUED)
   Sealed Air Corp. ....................           7,400        $   420,912
                                                                -----------
                                                                  1,302,972
                                                                -----------
DATA PROCESSING SERVICES--0.5%
   CSG Systems International, Inc.* ....          12,900            283,542
                                                                -----------
DISTRIBUTION--1.7%
   W.W. Grainger, Inc. .................          13,695          1,013,978
                                                                -----------
ELECTRONICS--2.7%
   AMIS Holdings, Inc.* ................          15,800            136,196
   Amphenol Corp., Class A .............          10,600            532,438
   Arrow Electronics, Inc.* ............          14,900            518,371
   Avnet, Inc.* ........................          16,300            409,619
                                                                -----------
                                                                  1,596,624
                                                                -----------
FINANCIAL SERVICES--4.4%
   A.G. Edwards, Inc. ..................          10,800            482,760
   Affiliated Managers Group, Inc.* ....           4,350            428,171
   Federated Investors, Inc., Class B ..          23,000            894,470
   Student Loan Corp., (The) ...........             500            109,745
   Westcorp ............................           9,700            696,945
                                                                -----------
                                                                  2,612,091
                                                                -----------
FOODS--2.5%
   Bunge Ltd. ..........................           9,300            527,217
   Corn Products International, Inc. ...          20,600            555,376
   Smithfield Foods, Inc.* .............          15,700            414,951
                                                                -----------
                                                                  1,497,544
                                                                -----------
HEALTH CARE - DRUGS--0.9%
   Hospira, Inc.* ......................          14,200            563,740
                                                                -----------
HEALTH CARE - SERVICES--2.6%
   Kindred Healthcare, Inc.* ...........          40,000            864,800
   LifePoint Hospitals, Inc.* ..........          22,400            695,744
                                                                -----------
                                                                  1,560,544
                                                                -----------
INSURANCE - LIFE--1.2%
   Scottish Re Group Ltd. ..............          29,900            747,500
                                                                -----------
INSURANCE - OTHER--11.0%
   Assurant, Inc. ......................           9,800            444,920
   Assured Guaranty Ltd. ...............          43,200          1,140,480
   Conseco, Inc.* ......................          37,700            936,468
   Hanover Insurance Group, Inc. .......          12,570            609,016
   MBIA, Inc. ..........................           6,000            352,440
   Nationwide Financial Services,
     Inc., Class A .....................           8,300            355,738
   Platinum Underwriters Holdings
     Ltd. ..............................           7,700            235,774
   PMI Group, Inc., (The) ..............          22,300            965,590
   Radian Group, Inc. ..................          22,400          1,271,200
   White Mountains Insurance
     Group Ltd. ........................             455            251,165
                                                                -----------
                                                                  6,562,791
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
INTERNET SERVICES, INC.--0.6%
   United Online, Inc. .................          31,300        $   375,913
                                                                -----------
LEISURE & LODGING--3.0%
   GTECH Holdings Corp. ................          36,400          1,215,032
   Hilton Hotels Corp. .................          13,800            333,960
   Pinnacle Entertainment, Inc.* .......           7,800            218,790
                                                                -----------
                                                                  1,767,782
                                                                -----------
MACHINERY--0.4%
   Terex Corp.* ........................           3,320            262,778
                                                                -----------
MANUFACTURING--6.4%
   Dover Corp. .........................           9,800            469,812
   Federal Signal Corp. ................          33,700            603,567
   Knoll, Inc. .........................          56,200          1,118,942
   Pall Corp. ..........................           8,900            261,838
   Stanley Works, (The) ................          18,700            937,618
   Toro Co., (The) .....................           8,900            410,557
                                                                -----------
                                                                  3,802,334
                                                                -----------
MARKETING--0.9%
   Nu Skin Enterprises, Inc., Class A ..          28,500            515,280
                                                                -----------
MEDIA--1.7%
   Media General, Inc. Class A .........           6,300            315,630
   Meredith Corp. ......................          13,000            716,170
                                                                -----------
                                                                  1,031,800
                                                                -----------
MEDICAL EQUIPMENT  & SUPPLIES--1.8%
   C.R. Bard, Inc. .....................           9,400            615,606
   Kinetic Concepts, Inc.* .............          12,000            445,200
                                                                -----------
                                                                  1,060,806
                                                                -----------
OIL & GAS  - EXPLORATION--3.7%
   Newfield Exploration Co.* ...........          23,100            892,815
   Pioneer Natural Resources Co. .......          12,600            530,334
   Pogo Producing Co. ..................          16,400            817,704
                                                                -----------
                                                                  2,240,853
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--1.0%
   Tesoro Corp. ........................          10,100            610,141
                                                                -----------
OIL SERVICES--2.1%
   Diamond Offshore Drilling, Inc. .....           3,800            294,082
   Energen Corp. .......................          22,300            796,779
   ENSCO International, Inc. ...........           3,200            143,008
                                                                -----------
                                                                  1,233,869
                                                                -----------
PAPER FOREST PRODUCTS & PACKAGING--0.5%
   Neenah Paper, Inc. ..................          10,300            315,283
                                                                -----------
PUBLISHING & INFORMATION SERVICES--2.4%
   Bowne & Co., Inc. ...................          31,700            472,013
   R. R. Donnelley & Sons Co. ..........           8,300            279,378
   Valassis Communications, Inc.* ......          25,900            713,545
                                                                -----------
                                                                  1,464,936
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
REAL ESTATE INVESTMENT TRUST (REIT)--1.7%
   Maguire Properties, Inc. ............           9,925        $   335,862
   Ventas, Inc. ........................          22,525            698,275
                                                                -----------
                                                                  1,034,137
                                                                -----------
RECREATIONAL PRODUCTS - TOYS--1.0%
   Mattel, Inc. ........................          34,500            581,325
                                                                -----------
RETAIL - HARD GOODS--5.2%
   Claire's Stores, Inc. ...............          30,300            970,812
   Fossil, Inc.* .......................          12,600            214,452
   Michaels Stores, Inc. ...............          35,200          1,129,920
   Sherwin-Williams Co., (The) .........          17,900            815,345
                                                                -----------
                                                                  3,130,529
                                                                -----------
SAVINGS & LOANS--1.0%
   Hudson City Bancorp, Inc. ...........          44,500            574,495
                                                                -----------
TELECOMMUNICATIONS--2.4%
   CenturyTel, Inc. ....................          19,300            694,414
   West Corp.* .........................          16,700            726,951
                                                                -----------
                                                                  1,421,365
                                                                -----------
TOBACCO--1.0%
   Loews Corp. - Carolina Group ........           7,000            332,430
   UST, Inc. ...........................           6,800            264,384
                                                                -----------
                                                                    596,814
                                                                -----------
TRANSPORT - SERVICES--1.5%
   Bristow Group, Inc* .................          18,000            537,480
   Laidlaw International, Inc. .........          13,400            369,840
                                                                -----------
                                                                    907,320
                                                                -----------
TRAVEL SERVICES--1.0%
   Sabre Holdings Corp., Class A .......          25,600            617,728
                                                                -----------
UTILITIES - ELECTRIC--1.5%
   Sierra Pacific Resources* ...........          62,900            895,696
                                                                -----------
     TOTAL COMMON STOCK
       (Cost $46,843,078) ..............                         55,078,184
                                                                -----------
INVESTMENT COMPANY--1.4%
FINANCIAL SERVICES--1.4%
   Apollo Investment Corp. .............          44,488            835,929
                                                                -----------
     TOTAL INVESTMENT COMPANY
       (Cost $649,488) .................                            835,929
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 35

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
SHORT-TERM INVESTMENTS--4.4%
SHORT-TERM INVESTMENTS--4.4%
   PNC Bank Money Market
     Deposit Account
     4.02% 03/01/06.....................       2,592,620        $ 2,592,620
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $2,592,620)................                          2,592,620
                                                                -----------
TOTAL INVESTMENTS--97.9%
   (Cost $50,085,186)...................                         58,506,733
                                                                -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--2.1%.................                          1,284,908
                                                                -----------
NET ASSETS--100.0%......................                        $59,791,641
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
COMMON STOCK--96.1%
AIRLINES--0.3%
   ExpressJet Holdings, Inc.* ..........           4,350        $    32,712
                                                                -----------
APPAREL--5.0%
   Jones Apparel Group, Inc. ...........           3,265             94,424
   Liz Claiborne, Inc. .................           3,180            114,575
   NIKE, Inc., Class B .................           1,500            130,170
   Pacific Sunwear of California, Inc.*            8,605            204,885
   VF Corp. ............................           1,620             88,776
                                                                -----------
                                                                    632,830
                                                                -----------
BUSINESS & PUBLIC SERVICES--1.5%
   ARAMARK Corp., Class B ..............           1,960             55,782
   West Corp.* .........................           2,995            130,372
                                                                -----------
                                                                    186,154
                                                                -----------
CHEMICALS - SPECIALTY--1.5%
   Ashland, Inc. .......................           2,350            153,384
   Sigma-Aldrich Corp. .................             660             42,511
                                                                -----------
                                                                    195,895
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--2.3%
   Hewlett-Packard Co. .................           7,155            234,756
   Lexmark International, Inc.,
     Class A* ..........................           1,300             61,217
                                                                -----------
                                                                    295,973
                                                                -----------
COMPUTER SOFTWARE--2.3%
   Geac Computer Corp. Ltd.* ...........           4,235             46,754
   McAfee, Inc.* .......................           3,300             76,758
   Microsoft Corp. .....................           6,320            170,008
                                                                -----------
                                                                    293,520
                                                                -----------
CONSUMER NON-CYCLICAL--0.9%
   Blyth, Inc. .........................           2,595             57,817
   National Presto Industries, Inc. ....           1,200             52,500
                                                                -----------
                                                                    110,317
                                                                -----------
DISTRIBUTION--0.7%
   W.W. Grainger, Inc. .................           1,155             85,516
                                                                -----------
DIVERSIFIED OPERATION--0.9%
   Leggett & Platt, Inc. ...............           2,115             49,660
   Rent-A-Center, Inc.* ................           2,735             63,835
                                                                -----------
                                                                    113,495
                                                                -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.6%
   Bel Fuse, Inc., Class B .............           1,045             34,600
   Spansion, Inc., Class A* ............           2,905             42,413
                                                                -----------
                                                                     77,013
                                                                -----------
ELECTRONICS--0.5%
   Amphenol Corp., Class A .............           1,205             60,527
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
FINANCE--0.6%
   CBRE Realty Finance, Inc. 144A ......           4,520        $    67,800
     Peoples Choice Financial Corp.
       144A ............................           1,720              9,460
                                                                -----------
                                                                     77,260
                                                                -----------
FINANCIAL SERVICES--5.8%
   Alesco Financial Trust 144A* ........           4,145             41,450
   Ameriprise Financial, Inc. ..........           2,980            135,531
   Countrywide Financial Corp. .........           3,259            112,370
   Fannie Mae ..........................           1,845            100,885
   Freddie Mac .........................           3,960            266,864
   Highland Financial Trust 144A* ......           2,755             41,325
   Tac Acquisition Corp.* ..............           7,355             40,820
                                                                -----------
                                                                    739,245
                                                                -----------
FOODS--0.8%
   Boulder Specialty Brands, Inc.* .....           4,815             41,842
   Nestle S.A. - ADR ...................             820             60,290
                                                                -----------
                                                                    102,132
                                                                -----------
HEALTH & PERSONAL CARE--1.2%
   Johnson & Johnson ...................           2,750            158,537
                                                                -----------
HEALTH CARE - DRUGS--4.5%
   Pfizer, Inc. ........................          16,801            440,018
   Sanofi-Aventis - ADR ................           3,170            135,137
                                                                -----------
                                                                    575,155
                                                                -----------
HEALTH CARE - SERVICES--3.2%
   Laboratory Corp. of America
     Holdings* .........................             760             44,163
   Lincare Holdings, Inc.* .............           2,750            112,475
   Renal Care Group, Inc.* .............           5,180            247,138
                                                                -----------
                                                                    403,776
                                                                -----------
HEALTHCARE FACILITIES/SUPPLIES--0.4%
   Kinetic Concepts, Inc.* .............           1,510             56,021
                                                                -----------
INSURANCE - LIFE--1.2%
   Scottish Re Group Ltd. ..............           6,400            160,000
                                                                -----------
INSURANCE - OTHER--26.2%
   ACE Ltd. ............................           9,160            510,487
   Alleghany Corp.* ....................             717            206,496
   Ambac Financial Group, Inc. .........             940             70,641
   American International Group,
     Inc. ..............................           2,235            148,315
   AmTrust Financial Services - 144A* ..           4,740             33,180
   Assurant, Inc. ......................           3,115            141,421
   Assured Guaranty Ltd. ...............           7,113            187,783
   CNA Financial Corp.* ................           2,675             82,711
   Hanover Insurance Group, Inc. .......           3,325            161,096
   Loews Corp. .........................           5,120            472,371

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 37

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
INSURANCE - OTHER--(CONTINUED)
   MBIA, Inc. ..........................           5,540        $   325,420
   Merchants Group, Inc. ...............             100              2,980
   Millea Holdings, Inc. - ADR .........             495             50,233
   National Atlantic Holdings Corp.,
     Class A* ..........................           2,950             34,515
   Quanta Capital Holdings Ltd.* .......          21,140             98,301
   Radian Group, Inc. ..................           2,825            160,319
   Specialty Underwriters' Alliance,
     Inc.* .............................           2,330             14,655
   St. Paul Travelers Companies, Inc.,
     (The) .............................           2,755            118,410
   Torchmark Corp. .....................           1,435             78,451
   Wesco Financial Corp. ...............             310            123,070
   White Mountains Insurance
     Group Ltd. ........................             490            270,485
   Willis Group Holdings Ltd. ..........           1,655             56,998
                                                                -----------
                                                                  3,348,338
                                                                -----------
INTERNET SERVICES, INC.--1.2%
   IAC/InterActiveCorp* ................           5,255            153,656
                                                                -----------
LEISURE & LODGING--1.0%
   GTECH Holdings Corp. ................           3,735            124,674
                                                                -----------
MANUFACTURING--2.0%
   Makita Corp. - ADR ..................           6,125            177,527
   Tyco International Ltd. .............           3,020             77,886
                                                                -----------
                                                                    255,413
                                                                -----------
MARKETING--0.2%
   FTD Group, Inc.* ....................           3,050             28,548
                                                                -----------
MEDIA & ENTERTAINMENT--0.6%
   Liberty Media Corp., Class A* .......           9,479             78,107
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--2.9%
   Becton, Dickinson and Co. ...........           2,405            153,559
   C.R. Bard, Inc. .....................           1,335             87,429
   Guidant Corp. .......................           1,100             84,436
   STERIS Corp. ........................           1,935             47,930
                                                                -----------
                                                                    373,354
                                                                -----------
OIL & GAS - EXPLORATION--6.0%
   Anadarko Petroleum Corp. ............           2,285            226,581
   Burlington Resources, Inc. ..........           1,950            175,851
   CNX Gas Corp* .......................              65              1,400
   CNX Gas Corp. 144A* .................           1,315             28,325
   EOG Resources, Inc. .................           1,770            119,298
   Kerr-McGee Corp. ....................           1,043            101,901
   Mariner Energy, Inc. 144A* ..........           1,965             41,462
   Quest Resource Corp.* ...............           2,430             31,833
   Quest Resource Corp. 144A* ..........             613              8,030
   Rosetta Resources, Inc. 144A* .......           2,035             36,630
                                                                -----------
                                                                    771,311
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--6.3%
   ConocoPhillips ......................           2,205            134,417
   Marathon Oil Corp. ..................           1,531            108,088


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
OIL & GAS - INTEGRATED MAJORS--(CONTINUED)
   Occidental Petroleum Corp. ..........           2,920        $   267,297
   Petroleo Brasileiro S.A. - ADR ......           2,090            182,959
   Royal Dutch Shell PLC,
     Class A - ADR .....................           1,810            109,469
                                                                -----------
                                                                    802,230
                                                                -----------
REAL ESTATE--0.4%
   Consolidated-Tomoka Land Co. ........             720             46,800
                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT)--3.7%
   American Financial Realty Trust .....          10,000            118,200
   Ashford Hospitality Trust ...........           3,000             37,470
   DiamondRock Hospitality Co. .........             460              5,902
   DiamondRock Hospitality Co.
     144A ..............................           2,070             26,558
   Fieldstone Investment Corp. .........           1,685             19,950
   Friedman, Billings, Ramsey Group,
     Inc., Class A .....................           3,975             39,591
   KKR Financial Corp. .................             180              4,117
   KKR Financial Corp. 144A ............             790             18,067
   Luminent Mortgage Capital, Inc. .....           2,450             18,571
   Medical Properties Trust, Inc. ......           3,225             32,250
   Medical Properties Trust, Inc.
     144A ..............................           2,225             22,250
   National Health Investors, Inc. .....           2,645             70,410
   Saxon Capital, Inc. .................           1,615             16,069
   Taberna Realty Finance Trust
     144A* .............................           3,115             41,274
                                                                -----------
                                                                    470,679
                                                                -----------
RECREATIONAL PRODUCTS - TOYS--0.6%
   Mattel, Inc. ........................           4,510             75,993
                                                                -----------
RETAIL - HARD GOODS--2.9%
   Claire's Stores, Inc. ...............           2,525             80,901
   Home Depot, Inc., (The) .............             720             30,348
   Sherwin-Williams Co., (The) .........           5,750            261,913
                                                                -----------
                                                                    373,162
                                                                -----------
SAVINGS & LOANS--0.7%
   Hudson City Bancorp, Inc. ...........           7,180             92,694
                                                                -----------
SERVICES - BUSINESS--1.9%
   Dun & Bradstreet Corp., (The)*  .....           1,370             99,654
   John H. Harland Co. .................           3,865            139,874
                                                                -----------
                                                                    239,528
                                                                -----------
TELECOMMUNICATIONS--1.5%
   CenturyTel, Inc. ....................           1,655             59,547
   Vodafone Group PLC - ADR ............           6,700            129,444
                                                                -----------
                                                                    188,991
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--0.7%
   Motorola, Inc. ......................           4,040             86,456
                                                                -----------
TOBACCO--0.9%
   UST, Inc. ...........................           2,995            116,446
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
TRAVEL SERVICES--0.5%
   Sabre Holdings Corp., Class A .......           2,820        $    68,047
                                                                -----------
UTILITIES - ELECTRIC--1.7%
   Korea Electric Power Corp.
     (KEPCO) - ADR .....................           9,580            212,772
                                                                -----------
     TOTAL COMMON STOCK
       (Cost $10,402,585) ..............                         12,263,277
                                                                -----------
PREFERRED STOCK--1.0%
FOODS--0.1%
   Constellation Brands, Inc.
     5.75% 09/01/06 ....................             350             13,685
                                                                -----------
INSURANCE - OTHER--0.7%
   Hartford Financial Services Group,
     Inc., (The)
     7.00% 8/16/06 .....................             295             21,727
   Scottish Re Group
     5.875% 05/21/07 ...................             450             13,050
   UnumProvident Corp.
     8.25% 5/15/06 .....................           1,410             55,201
                                                                -----------
                                                                     89,978
                                                                -----------
OFFICE EQUIPMENT & SUPPLIES--0.2%
   Xerox Corp.
     6.25% 07/01/06 ....................             175             21,665
                                                                -----------
     TOTAL PREFERRED STOCK
       (Cost $105,690) .................                            125,328
                                                                -----------
WARRANTS--0.0%
   Tac Acquisition Corp.
     $5.00 Expires 06/28/10* ...........          14,710              7,355
                                                                -----------
     TOTAL WARRANTS
       (Cost $219) .....................                              7,355
                                                                -----------
INVESTMENT COMPANY--0.2%
   Apollo Investment Corp. .............           1,075             20,199
   Morgan Stanley Asia-Pacific Fund,
     Inc. ..............................             620             10,286
                                                                -----------
     TOTAL INVESTMENT COMPANY
       (Cost $23,790) ..................                             30,485
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
SHORT-TERM INVESTMENTS--3.4%
   PNC Bank Money Market
     Deposit Account
     4.02% 03/01/06 ....................         431,476        $   431,476
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $431,476) .................                            431,476
                                                                -----------
TOTAL INVESTMENTS--100.7%
   (Cost $10,963,760) ..................                         12,857,921
                                                                -----------
OPTIONS WRITTEN--(0.6%)
   Guidant Corp. Call Options
     Expire 04/21/06 $55.00 ............             (11)           (24,310)
   Lexmark International, Inc.
     Call Options Expire 04/21/06
     $40.00 ............................             (13)            (9,884)
   McAfee Inc. Call Options
     Expire 09/16/06 $21.00 ............             (33)           (15,853)
   Pacific Sunwear of California, Inc.
     Call Options Expire 06/17/06
     $22.50* ...........................             (43)           (11,825)
   Sherwin-Williams Co., (The),
     Call Options Expire 09/23/06
     $40.00 ............................             (18)           (14,400)
                                                                -----------
     TOTAL OPTIONS WRITTEN
       (Cost $(51,292)) ................                            (76,272)
                                                                -----------
TOTAL INVESTMENTS, NET OF
   OPTIONS WRITTEN--100.1%
   (Cost $10,912,468) ..................                         12,781,649
                                                                -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.1)% ................                            (16,667)
                                                                -----------
NET ASSETS--100.0% .....................                        $12,764,982
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was purchased  pursuant to Rule 144A  under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 39

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND                                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
COMMON STOCK--95.4%
AIRLINES--1.7%
   Republic Airways Holdings, Inc.* ....          61,700        $   865,034
                                                                -----------
APPAREL--3.7%
   Kellwood Co. ........................          10,600            272,844
   Lakeland Industries, Inc.* ..........          35,750            689,260
   Maidenform Brands, Inc.* ............          69,970            677,310
   Quiksilver, Inc.* ...................          17,700            256,650
                                                                -----------
                                                                  1,896,064
                                                                -----------
BANKS - REGIONAL--8.3%
   AMCORE Financial, Inc. ..............          11,900            355,929
   Bank Mutual Corp. ...................          63,600            721,224
   BankUnited Financial Corp.,
     Class A ...........................          18,600            519,684
   Berkshire Hills Bancorp, Inc. .......          13,050            431,302
   Commercial Capital Bancorp, Inc. ....          48,900            700,737
   First Financial Bankshares, Inc. ....               1                 37
   Macatawa Bank Corp. .................           6,800            248,540
   PFF Bancorp, Inc. ...................          18,000            565,740
   Synergy Financial Group, Inc. .......          50,400            673,344
                                                                -----------
                                                                  4,216,537
                                                                -----------
BROADCASTING--0.3%
   Westwood One, Inc. ..................          13,600            151,640
                                                                -----------
CHEMICALS - COMMODITY--3.0%
   Hercules, Inc.* .....................          54,400            644,640
   Methanex Corp. ......................          25,300            502,964
   Rockwood Holdings, Inc.* ............          16,700            382,430
                                                                -----------
                                                                  1,530,034
                                                                -----------
CHEMICALS - SPECIALTY--0.6%
   UAP Holding Corp. ...................          14,300            311,168
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--2.3%
   Neoware, Inc.* ......................          30,600            750,618
   Tier Technologies, Inc., Class B* ...          53,900            409,640
                                                                -----------
                                                                  1,160,258
                                                                -----------
CONSULTING SERVICES--3.7%
   BearingPoint, Inc.* .................          53,100            473,121
   First Consulting Group, Inc.* .......         185,900          1,161,875
   FTI Consulting, Inc.* ...............           9,400            262,636
                                                                -----------
                                                                  1,897,632
                                                                -----------
CONSUMER DURABLES--0.8%
   Applica, Inc.* ......................         189,190            387,839
                                                                -----------
CONSUMER PRODUCTS--2.9%
   Flanders Corp.* .....................          23,503            257,358
   Jarden Corp.* .......................          12,100            362,879
   Libbey, Inc. ........................          98,700            874,482
                                                                -----------
                                                                  1,494,719
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
DATA PROCESSING SERVICES--1.1%
   MoneyGram International, Inc. .......          19,400        $   556,198
                                                                -----------
DIVERSIFIED OPERATION--0.8%
   Koppers Holdings, Inc. ..............          22,500            425,250
                                                                -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--2.3%
   Pemstar, Inc.* ......................         258,720            597,643
   Tektronix, Inc. .....................           9,500            292,600
   Vishay Intertechnology, Inc.* .......          20,200            293,304
                                                                -----------
                                                                  1,183,547
                                                                -----------
FINANCIAL SERVICES--1.1%
   Technology Investment Capital
     Corp. .............................          34,982            533,476
                                                                -----------
FOODS--2.9%
   Del Monte Foods Co. .................          74,000            805,120
   NBTY, Inc.* .........................          29,700            650,430
                                                                -----------
                                                                  1,455,550
                                                                -----------
GAS UTILITIES--2.8%
   New Jersey Resources Corp. ..........           9,400            423,000
   UGI Corp. ...........................          30,100            675,745
   Vectren Corp. .......................          12,200            321,592
                                                                -----------
                                                                  1,420,337
                                                                -----------
HEALTH CARE - DRUGS--1.7%
   Durect Corp. #* .....................          60,800            345,952
   Valeant Pharmaceuticals
     International .....................          29,400            523,908
                                                                -----------
                                                                    869,860
                                                                -----------
HEALTH CARE - SERVICES--1.4%
   Apria Healthcare Group, Inc.* .......           8,000            183,920
   Endocare, Inc.* .....................           5,320             17,290
   LifePoint Hospitals, Inc.* ..........          16,100            500,066
                                                                -----------
                                                                    701,276
                                                                -----------
HEALTH CARE - SUPPLIES--0.3%
   Cantel Medical Corp.* ...............          10,400            178,048
                                                                -----------
HOUSEHOLD PRODUCTS--1.2%
   Lifetime Brands, Inc. ...............          27,148            613,002
                                                                -----------
INSURANCE - OTHER--8.8%
   Aspen Insurance Holdings Ltd. .......          26,300            610,423
   Assured Guaranty Ltd. ...............          30,300            799,920
   Brooke Corp. ........................          31,900            359,197
   CRM Holdings Ltd.* ..................          74,680          1,015,641
   Endurance Specialty Holdings Ltd. ...          18,900            595,350
   IPC Holdings Ltd. ...................          15,400            404,558
   Max Re Capital Ltd. .................          17,950            438,159
   Zenith National Insurance Corp. .....           5,000            257,500
                                                                -----------
                                                                  4,480,748
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (continued)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
INTERNET SERVICES--7.4%
   Packeteer, Inc.* ....................          54,400        $   650,624
   SafeNet, Inc.* ......................          59,400          1,480,248
   WatchGuard Technologies, Inc.* ......         283,600          1,151,416
   webMethods, Inc.* ...................          64,000            476,160
                                                                -----------
                                                                  3,758,448
                                                                -----------
INVESTMENT--1.7%
   Ares Capital Corp. ..................          48,830            846,712
                                                                -----------
MANUFACTURING--0.9%
   Olin Corp. ..........................          22,000            462,220
                                                                -----------
MARINE--1.3%
   Maritrans, Inc. .....................          29,500            671,420
                                                                -----------
MEDIA & ENTERTAINMENT--1.1%
   New Frontier Media, Inc.* ...........          77,300            551,149
                                                                -----------
METALS & MINING--1.1%
   Uranium Resources, Inc.* ............         449,050            552,331
                                                                -----------
OIL & GAS - EXPLORATION--2.1%
   Bronco Drilling Co., Inc.* ..........           9,800            237,258
   InterOil Corp. #* ...................           8,400            144,816
   Rosetta Resources, Inc. 144A* .......          27,100            487,800
   Warren Resources, Inc.* .............          15,200            222,376
                                                                -----------
                                                                  1,092,250
                                                                -----------
OIL SERVICES--1.1%
   Newpark Resources, Inc.* ............          72,200            538,612
                                                                -----------
PAPER FOREST PRODUCTS & PACKAGING--0.5%
   Schweitzer-Mauduit
     International, Inc. ...............           9,110            234,127
                                                                -----------
PUBLISHING & INFORMATION SERVICES--6.9%
   MDC Partners, Inc.* .................         353,040          3,018,492
   Princeton Review, Inc., (The)* ......          95,154            507,171
                                                                -----------
                                                                  3,525,663
                                                                -----------
RAILROAD & BULK SHIPPING--0.5%
   RailAmerica, Inc.* ..................          26,500            262,350
                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT)--7.5%
   Colonial Properties Trust ...........          11,600            560,860
   Deerfield Triarc Captial Corp. ......          33,500            437,510
   Education Realty Trust, Inc. ........          20,700            279,450
   Federal Realty Investment Trust .....           8,780            611,878
   KKR Financial Corp. .................          15,700            359,059
   Luminent Mortgage Capital, Inc. .....          41,900            317,602
   MFA Mortgage Investments, Inc. ......          53,900            319,088
   New Century Financial Corp. .........          12,700            492,125
   Newcastle Investment Corp. ..........          18,900            452,088
                                                                -----------
                                                                  3,829,660
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
RETAIL--0.5%
   1-800-FLOWERS.COM, Inc.,
     Class A* ..........................          41,900        $   267,322
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.3%
   Brooks Automation, Inc.* ............          11,000            172,590
                                                                -----------
SERVICES - BUSINESS--1.7%
   Fortress America Acquisition
     Corp.* ............................          37,000            242,350
   Marlin Business Services, Inc.* .....          27,600            634,800
                                                                -----------
                                                                    877,150
                                                                -----------
SOFTWARE & SERVICES--0.8%
   SYNNEX Corp.* .......................          21,600            398,952
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--2.1%
   Axesstel, Inc.* .....................         389,220            541,016
   Plantronics, Inc. ...................          15,900            549,504
                                                                -----------
                                                                  1,090,520
                                                                -----------
TRANSPORTATION - SHIPPING--3.4%
   Excel Maritime Carriers Ltd. #* .....          18,600            206,274
   OMI Corp. ...........................          11,300            197,750
   Overseas Shipholding Group, Inc. ....          10,100            510,757
   Seaspan Corp. .......................          17,800            355,288
   StealthGas, Inc. ....................          36,840            447,606
                                                                -----------
                                                                  1,717,675
                                                                -----------
TRUCKING--0.6%
   Marten Transport Ltd.* ..............          14,310            334,711
                                                                -----------
UTILITIES - ELECTRIC--2.2%
   El Paso Electric Co.* ...............          24,800            507,160
   Great Plains Energy, Inc. ...........          11,200            318,080
   Hawaiian Electric Industries, Inc. #           12,400            331,452
                                                                -----------
                                                                  1,156,692
                                                                -----------
     TOTAL COMMON STOCK
       (Cost $44,994,604) ..............                         48,668,771
                                                                -----------
WARRANTS--0.3%
TRANSPORT - SERVICES--0.3%
   Navios Maritime Holdings, Inc.
     $5.00 expire 12/9/08* .............         308,950            163,744
                                                                -----------
     TOTAL WARRANTS
       (Cost $0) .......................                            163,744
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 41

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (concluded)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
SHORT-TERM INVESTMENTS--4.5%
   Dreyfus Government
     Cash Management Fund
     4.346% 03/01/06....................       2,275,820        $ 2,275,820
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $2,275,820)..........                                2,275,820
                                                                -----------
TOTAL INVESTMENTS--100.2%
   (Cost $47,270,424).............                               51,108,335
                                                                -----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--(0.2)%.........                                 (76,229)
                                                                -----------
NET ASSETS--100.0%.................                             $51,032,106
                                                                ===========


----------
* -- Non-income producing.
# -- Portion of security out on loan (Note 6).
144A -- Security was purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
COMMON STOCK--99.2%
AEROSPACE/DEFENSE--3.1%
   Boeing Co. (The) ....................           3,900        $   283,491
   General Dynamics Corp. ..............           2,800            345,156
                                                                -----------
                                                                    628,647
                                                                -----------
BIOTECHNOLOGY--1.0%
   Genentech, Inc.* ....................           2,300            197,087
                                                                -----------
CAPITAL GOODS--0.3%
   Deere & Co. .........................             800             61,016
                                                                -----------
CEMENT MANUFACTURING--0.8%
   Cemex S.A. de C.V. - ADR ............           2,500            154,400
                                                                -----------
CHEMICALS - COMMODITY--1.1%
   Dow Chemical Co., (The) .............           5,100            219,453
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--6.4%
   BMC Software, Inc.* .................          12,700            277,749
   Hewlett-Packard Co. .................          18,200            597,142
   International Business Machines
     Corp. .............................           5,300            425,272
                                                                -----------
                                                                  1,300,163
                                                                -----------
COMPUTER SOFTWARE--3.1%
   Microsoft Corp. .....................          23,600            634,840
                                                                -----------
CONSUMER CYCLICAL SERVICES--8.6%
   Black & Decker Corp., (The) .........           3,400            290,972
   Coach, Inc.* ........................          14,600            521,512
   Home Depot, Inc., (The) .............          17,600            741,840
   Wal Mart Stores, Inc. ...............           4,400            199,584
                                                                -----------
                                                                  1,753,908
                                                                -----------
CONSUMER NON-CYCLICAL--4.5%
   Colgate-Palmolive Co. ...............           8,900            484,872
   Procter & Gamble Co., (The) .........           7,277            436,111
                                                                -----------
                                                                    920,983
                                                                -----------
DIVERSIFIED OPERATIONS--1.6%
   General Electric Co. ................           9,600            315,552
                                                                -----------
ENERGY--0.7%
   TXU Corp. ...........................           2,700            141,453
                                                                -----------
FINANCIAL SERVICES--8.2%
   American Express Co. ................           8,400            452,592
   Ameriprise Financial, Inc. ..........           2,160             98,237
   Capital One Financial Corp. .........           4,600            402,960
   Genworth Financial, Inc., Class A ...           4,500            143,190
   Legg Mason, Inc. ....................           2,300            300,357
   Moody's Corp. .......................           4,000            268,000
                                                                -----------
                                                                  1,665,336
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
FOODS--4.4%
   Archer-Daniels-Midland Co. ..........          12,600        $   399,672
   PepsiCo, Inc. .......................           8,400            496,524
                                                                -----------
                                                                    896,196
                                                                -----------
HEALTH & PERSONAL CARE--1.2%
   Johnson & Johnson ...................           4,400            253,660
                                                                -----------
HEALTH CARE - SERVICES--4.1%
   Alcon, Inc. .........................           1,400            161,224
   Express Scripts, Inc.* ..............           3,400            296,718
   McKesson Corp. ......................           7,000            378,910
                                                                -----------
                                                                    836,852
                                                                -----------
HEALTHCARE FACILITIES/SUPPLIES--8.5%
   Gilead Sciences, Inc.* ..............           7,600            473,252
   GlaxoSmithKline PLC - ADR ...........          10,300            523,446
   Hospira, Inc.* ......................           5,700            226,290
   UnitedHealth Group, Inc. ............           8,600            500,778
                                                                -----------
                                                                  1,723,766
                                                                -----------
INSURANCE - OTHER--2.1%
   Allstate Corp., (The) ...............           4,800            262,944
   St. Paul Travelers Companies, Inc.,
     (The) .............................           4,000            171,920
                                                                -----------
                                                                    434,864
                                                                -----------
INTERNET SOFTWARE--2.1%
   Google, Inc., Class A* ..............             300            108,786
     Novell, Inc.* .....................          32,400            308,124
                                                                -----------
                                                                    416,910
                                                                -----------
MANUFACTURING--2.2%
   American Standard Companies,
     Inc. ..............................          11,100            439,338
                                                                -----------
MEDIA & ENTERTAINMENT--1.7%
   CBS Corp., Class B ..................          14,100            344,886
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--4.1%
   AstraZeneca PLC - ADR ...............           5,000            231,250
   Kinetic Concepts, Inc.* .............           5,100            189,210
   Techne Corp.* .......................           3,100            184,357
   Waters Corp.* .......................           5,400            230,742
                                                                -----------
                                                                    835,559
                                                                -----------
METALS--2.0%
   Phelps Dodge Corp. ..................           3,000            414,000
                                                                -----------
OIL & GAS - EXPLORATION--3.4%
   Canadian Natural Resources Ltd. .....           7,400            403,744
   Marathon Oil Corp. ..................           4,000            282,400
                                                                -----------
                                                                    686,144
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 43

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (concluded)            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------
PUBLISHING & INFORMATION SERVICES--1.9%
   McGraw-Hill Companies, Inc.,
     (The) .............................           7,200        $   382,248
                                                                -----------
RESTAURANTS--1.4%
   Yum! Brands, Inc. ...................           5,800            276,660
                                                                -----------
RETAIL--3.4%
   Advance Auto Parts, Inc. ............           4,650            192,277
   J.C. Penney Co., Inc. ...............           8,400            492,576
                                                                -----------
                                                                    684,853
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.7%
   Advanced Micro Devices, Inc.* .......          10,100            390,567
   Intel Corp. .........................          21,700            447,020
   Intersil Corp., Class A .............          11,200            317,408
                                                                -----------
                                                                  1,154,995
                                                                -----------
SERVICES - BUSINESS--1.6%
   Global Payments, Inc. ...............           6,400            333,184
                                                                -----------
TECHNOLOGY--3.1%
   Harris Corp. ........................           3,800            173,584
   Seagate Technology, Inc.* ...........          16,600            441,062
                                                                -----------
                                                                    614,646
                                                                -----------
TELECOMMUNICATIONS--0.7%
   NII Holdings, Inc.* .................           2,700            138,294
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--3.3%
   Motorola, Inc. ......................          18,000            385,200
   Nokia Oyj - ADR .....................          15,100            280,558
                                                                -----------
                                                                    665,758
                                                                -----------
TRANSPORTATION - SHIPPING--2.9%
   Burlington Northern Santa Fe
     Corp. .............................           4,900            385,336
   Ryder System, Inc. ..................           4,700            208,398
                                                                -----------
                                                                    593,734
                                                                -----------
     TOTAL COMMON STOCK
       (Cost $16,901,352) ..............                         20,119,385
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------
EXCHANGE TRADED FUNDS--0.5%
   iShares Russell 1000(R) Growth
     Index Fund ........................           1,900        $    98,686
                                                                -----------
     TOTAL EXCHANGE TRADED
       FUNDS
       (Cost $98,731) ..................                             98,686
                                                                -----------
TOTAL INVESTMENTS--99.7%
   (Cost $17,000,083) ..................                         20,218,071
                                                                -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ................                             62,204
                                                                -----------
NET ASSETS--100.0% .....................                        $20,280,275
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
GOVERNMENT AGENCIES--46.8%
FEDERAL HOME LOAN MORTGAGE CORP.--11.5%
   3.350% 04/01/08 .....         Aaa/AAA         $   570       $    552,558
   3.500% 04/01/08 .....         Aaa/AAA           1,330          1,293,204
   4.125% 09/01/09 .....         Aaa/AAA             635            617,898
   4.375% 03/17/10 .....         Aaa/AAA           4,525          4,436,998
   4.125% 10/18/10 .....         Aaa/AAA           1,490          1,440,806
   6.500% 12/01/14 .....         Aaa/AAA             509            522,909
   5.500% 09/01/19 .....         Aaa/AAA           2,638          2,648,824
   6.000% 03/15/21(TBA)          Aaa/AAA           2,405          2,444,081
   7.500% 02/01/31 .....         Aaa/AAA              47             49,069
   7.500% 02/01/31 .....         Aaa/AAA              23             24,488
   7.500% 02/01/31 .....         Aaa/AAA              19             20,201
   6.500% 12/01/35 .....         Aaa/AAA           1,076          1,101,184
   6.000% 01/01/36 .....         Aaa/AAA           3,159          3,190,532
                                                               ------------
                                                                 18,342,752
                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--34.8%
   2.250% 05/17/06 .....         Aaa/AAA             520            517,217
   3.250% 08/15/08 .....         Aaa/AAA             700            673,282
   9.000% 11/01/10 .....         Aaa/AAA              62             67,569
   4.500% 03/15/21(TBA)          Aaa/AAA           6,105          5,929,481
   5.500% 03/15/21(TBA)          Aaa/AAA           1,270          1,275,556
   6.000% 03/15/21(TBA)          Aaa/AAA           2,405          2,450,844
   5.500% 07/01/34(c) ..         Aaa/AAA           4,351          4,312,340
   5.000% 03/15/36(TBA)          Aaa/AAA          10,860         10,547,775
   5.500% 03/15/36(TBA)          Aaa/AAA          13,320         13,195,125
   6.000% 03/15/36(TBA)          Aaa/AAA           9,910          9,999,804
   6.500% 03/15/36(TBA)          Aaa/AAA           6,725          6,884,719
                                                               ------------
                                                                 55,853,712
                                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.5%
   7.500% 09/15/07 .....         Aaa/AAA              53             52,714
   6.500% 02/15/24 .....         Aaa/AAA             238            248,381
   6.500% 04/15/24 .....         Aaa/AAA              99            103,155
   6.500% 10/15/24 .....         Aaa/AAA             404            420,910
                                                               ------------
                                                                    825,160
                                                               ------------
     TOTAL GOVERNMENT AGENCIES
       (Cost $75,021,604)...............                         75,021,624
                                                               ------------
ASSET BACKED SECURITIES--26.1%
BANKS - MAJOR--0.4%
   First Union-Lehman Brothers-Bank of
      America Series 1998-C2 Class A2
      6.560% 11/18/35...         Aaa/AAA             574            586,856
                                                               ------------
CREDIT CARDS--2.4%
   Citibank Credit Card Issuance Trust
      Series 2003-A11 Class A11
      4.650% 10/15/09(c)         Aaa/AAA           1,200          1,200,524
   Citibank Credit Card Issuance Trust
      Series 2003-A3 Class A3
      3.100% 03/10/10(c)         Aaa/AAA           1,750          1,686,017


                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
   Citibank Credit Card Issuance Trust
      Series 2003-A6 Class A6
      2.900% 05/17/10(c)         Aaa/AAA         $ 1,000       $    956,094
                                                               ------------
                                                                  3,842,635
                                                               ------------
FINANCE--2.6%
   Banc of America Funding Corp.
      Series 2005-E Class 4A1
      4.103% 03/20/35(c)         Aaa/AAA           1,975          1,922,992
   BMW Vehicle Owner Trust
      Series 2003-A Class A4
      2.530% 02/25/08(c)         Aaa/AAA             382            379,796
   Saxon Asset Securities Trust
      Series 2005-3 Class A2A
      4.701% 11/25/35(a)         Aaa/AAA           1,184          1,184,481
   Specialty Underwriting &
      Residential Finance
      Series 2005-AB2 Class A1A
      4.691% 06/25/36(a)         Aaa/AAA             697            697,297
                                                               ------------
                                                                  4,184,566
                                                               ------------
MORTGAGE BACKED SECURITIES--20.7%
   Aames Mortgage Investment Trust
      Series 2005-4 Class 2A1
      4.701% 10/25/35(a)         Aaa/AAA           1,369          1,369,591
   AEGIS Asset Backed Securities Trust
      Series 2005-4 Class 1A1
      4.691% 10/25/35(a)         Aaa/AAA             672            672,268
   American Home Mortgage
      Investment Trust Series 2005-3
      Class 2A1
      4.761% 09/25/35(a)         Aaa/AAA           1,284          1,275,078
   Banc of America Commercial
      Mortgage, Inc. Series 2005-5
      Class A4
      5.115% 10/10/45 ..         Aaa/AAA           1,500          1,477,898
   Banc of America Commercial
      Mortgage, Inc. Series 2005-6
      Class A4
      5.182% 09/10/47 ..         Aaa/AAA             820            816,911
   Citigroup/Deutsche Bank
      Commercial Mortgage Trust
      Series 2005-CD1 Class A4
      5.225% 07/15/44 ..         Aaa/AAA           1,500          1,501,140
   Commerical Mortgage Asset Trust
      Series 1999-C2 Class A2
      7.546% 11/17/32 ..         Aaa/AAA             325            345,953
   CS First Boston Mortgage Securities
      Corp. Series 2005-C4 Class A5
      5.104% 08/15/38 ..         Aaa/AAA             810            797,829
   GE Capital Commercial Mortgage
      Corp. Series 2005-C4 Class A4
      5.334% 11/10/45 ..         Aaa/AAA             790            795,811
   GE-WMC Mortgage Securities
      Series 2005-1 Class A2A
      4.701% 11/25/35(a)         Aaa/AAA           1,097          1,096,665

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 45

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
   Greenpoint Mortgage Funding Trust
      Series 2005-HE4 Class 2A1C
      4.691% 07/25/30(a)         Aaa/AAA         $   989       $    989,380
   Greenwich Capital Commercial
      Funding Corp. Series 2005-GG5
      Class A5
      5.224% 04/10/37 ..         Aaa/AAA             400            397,908
   Gsamp Trust Series 2005-HE4
      Class A2A
      4.701% 08/25/35(a)         Aaa/AAA             550            550,495
   GSR Mortgage Loan Trust
      Series 2005-AR6 Class 3A1
      4.560% 09/25/35 ..         Aaa/AAA           1,902          1,864,092
   JP Morgan Chase Commercial
      Mortgage Series 2005-CB13
      Class A4
      5.295% 01/12/43 ..         Aaa/AAA           1,370          1,375,603
   JP Morgan Mortgage Acquisition
      Corp. Series 2005-WMC1 Class A2
      4.701% 09/25/35(a)         Aaa/AAA           1,009          1,008,641
   JP Morgan Mortgage Trust
      Series 2004-S2 Class 4A5
      6.000% 11/25/34(d)         Aaa/AAA           1,429          1,430,539
   Long Beach Mortgage Loan Trust
      Series 2005-3 Class 2A1
      4.701% 09/25/35(a)         Aaa/AAA           1,058          1,058,290
   Merrill Lynch Mortgage Investors,
      Inc. Series 2006 WMC1 Class A2A
      4.661% 01/25/37(a)         Aaa/AAA             730            730,000
   Merrill Lynch Mortgage Trust
      Series 2005-CKI1 Class A6
      5.245% 11/12/37 ..         Aaa/AAA             710            710,880
   Morgan Stanley Capital
      Series 2005-HQ7 Class A4
      5.205% 11/14/42 ..         Aaa/AAA           1,590          1,588,066
   Novastar Home Equity Loan
      Series 2005-3 Class A2A
      4.711% 01/25/36(a)         Aaa/AAA           1,371          1,370,950
   Residential Asset Mortgage
      Products, Inc. Series 2005-EFC4
      Class A1
      4.691% 09/25/35(a)         Aaa/AAA           1,059          1,059,198
   Securitized Asset Backed
      Receivables, LLC Series 2006-FR1
      Class A2A
      4.640% 11/25/35 ..         Aaa/AAA           1,400          1,400,000
   USAA Auto Owner Trust
      Series 2005-3 Class A3
      4.550% 02/16/10(c)         Aaa/AAA           1,100          1,092,052
   Wachovia Bank Commerical
      Mortgage Trust Series 2005-C21
      Class A1
      5.058% 10/15/44 ..         Aaa/AAA             634            631,572
   Washington Mutual
      Series 2005-AR12 Class 1A8
      4.843% 10/25/35(c) (d) Aaa/AAA               1,671          1,640,785


                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
   Wells Fargo Mortgage Backed
      Securities Trust Series 2004-EE
      Class 2A1
      3.989% 12/25/34 ..         Aaa/AAA         $ 1,698       $  1,654,625
   Wells Fargo Mortgage Backed
      Securities Trust Series 2005-AR16
      Class 6A3
      5.000% 10/25/35 ..         Aaa/AAA           2,536          2,505,293
                                                               ------------
                                                                 33,207,513
                                                               ------------
      TOTAL ASSET BACKED SECURITIES
        (Cost $42,151,593) .............                         41,821,570
                                                               ------------
CORPORATE BONDS--11.7%
ALCOHOL--0.1%
   Diageo Capital PLC
      3.375% 03/20/08 ..           A3/A-              95             91,699
                                                               ------------
BANKING--3.1%
   Bank of America Corp.
      5.875% 02/15/09 ..         Aa2/AA-           1,625          1,657,193
   Barclays Bank PLC
      6.278% 12/15/34(a) (c)      Aa3/A+           1,065          1,058,610
   Credit Suisse First Boston USA, Inc.
      6.125% 11/15/11 ..          Aa3/A+             515            534,895
   HBOS PLC
      6.413% 09/29/49(a) (c)       A1/A            1,050          1,053,539
   Skandinaviska Enskilda
      5.471% 03/29/49(a) (c)      A2/BBB+            750            734,486
                                                               ------------
                                                                  5,038,723
                                                               ------------
CHEMICALS - SPECIALTY--0.4%
   Methanex Corp. Senior Note
      6.000% 08/15/15 ..         Ba1/BBB-            690            663,683
                                                               ------------
COMMUNICATIONS & MEDIA--0.3%
   Comcast Corp.
      6.500% 11/15/35 ..         Baa2/BBB+           100            101,350
      6.450% 03/15/37 ..         Baa2/BBB+           315            313,107
                                                               ------------
                                                                    414,457
                                                               ------------
DIVERSIFIED OPERATIONS--0.2%
   Hutchison Whampo International Ltd.
      7.450% 11/24/33(b)           A3/A-             275            318,297
                                                               ------------
FINANCE--2.3%
   American General Finance
      4.875% 05/15/10 ..           A1/A+             660            647,465
   Countrywide Home Loan
      2.875% 02/15/07 ..            A3/A             125            122,153
   HSBC Financial Capital Trust IX
      5.911% 11/30/35(a) (c)      A1/BBB+            700            703,733
   Residential Capital Corp.
      6.000% 02/22/11 ..         Baa/BBB-            475            471,967
      6.875% 06/30/15 ..         Baa3/BBB-           300            314,793

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
   Resona Preferred Global Securities
      7.191% 07/30/49(a) (b)    Baa3/BBB-        $   430       $    457,605
   ZFS Finance USA Trust II
      6.450% 12/15/65(a) (b)    Baa2/BBB-          1,000          1,006,819
                                                               ------------
                                                                  3,724,535
                                                               ------------
HOME BUILDERS--0.2%
   Mohawk Industries, Inc.
      6.125% 01/15/16 ..         Baa3/BBB-           360            363,552
                                                               ------------
INSURANCE - OTHER--1.6%
   Hartford Life Global Funding
      5.200% 02/15/11 ..         Aa3e/AA-            595            594,937
   Liberty Mutual Group
      7.000% 03/15/34(b)         Baa3/BBB            750            797,056
   Reinsurance Group of America
      6.750% 12/15/65(a)         Baa3/BBB-           700            702,536
   Unitedhealth Group
      5.800% 03/15/36 ..            A2/A             485            486,362
                                                               ------------
                                                                  2,580,891
                                                               ------------
METALS--0.3%
   Noranda, Inc.
      6.200% 06/15/35 ..         Baa3/BBB-           440            430,248
                                                               ------------
MULTIMEDIA--0.4%
   News America Holdings
      7.750% 12/01/45 ..         Baa2/BBB            560            649,380
                                                               ------------
OIL & GAS - EXPLORATION--0.3%
   Pemex Project Funding Master Trust
      6.625% 06/15/35(b)         Baa1e/BBB           155            161,742
   Pemex Project Funding Master Trust
      6.625% 06/15/35 ..         Baa1/BBB            270            281,745
                                                               ------------
                                                                    443,487
                                                               ------------
REAL ESTATE--0.2%
   First Industrial LP
      7.600% 07/15/28 ..         Baa2/BBB            290            326,286
                                                               ------------
REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
   Brandywine Operating Partnership
      4.500% 11/01/09 ..         Baa3/BBB-           525            505,429
                                                               ------------
REINSURANCE--0.4%
   Axis Capital Holdings Ltd.
      5.750% 12/01/14 ..         Baa1/BBB+           240            238,399
   Endurance Specialty Holdings
      7.000% 07/15/34 ..         Baa1/BBB            300            318,879
                                                               ------------
                                                                    557,278
                                                               ------------
SPECIAL PURPOSE ENTITY--1.0%
   Glencore Funding LLC
      6.000% 04/15/14(b)         Baa3/BBB-           450            429,263
   ILFC E-Capital Trust II
      6.250% 12/21/65(a) (b)        A3/A           1,015          1,019,531


                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
   MMG Fiduciary Trust (AES El Salvador
      Trust)
      6.750% 02/01/16(b)         Baa3/BBB-       $   230       $    230,524
                                                               ------------
                                                                  1,679,318
                                                               ------------
TELEPHONE - INTEGRATED--0.6%
   Telecom Italia Capital
      6.375% 11/15/33 ..         Baa2/BBB+           785            776,650
   Verizon Virginia, Inc.
      4.625% 03/15/13 ..          Baa1/A             200            186,066
                                                               ------------
                                                                    962,716
                                                               ------------
     TOTAL CORPORATE BONDS
       (Cost $18,830,021) ..............                         18,749,979
                                                               ------------
U.S. TREASURY OBLIGATIONS--23.2%
U.S. TREASURY BONDS--4.9%
      5.375% 02/15/31 ..         Aaa/AAA           1,055          1,174,388
      4.500% 02/15/36#           Aaa/AAA           4,375          4,373,098
   Strip
      0.000% 11/15/27 ..         Aaa/AAA           6,250          2,294,663
                                                               ------------
                                                                  7,842,149
                                                               ------------
U.S. TREASURY NOTES--18 3%
      2.625% 05/15/08#           Aaa/AAA           7,385          7,069,985
      3.750% 05/15/08#           Aaa/AAA           8,440          8,278,647
      4.375% 11/15/08 ..         Aaa/AAA           1,590          1,578,261
   Inflationary Index
      3.875% 01/15/09 ..         Aaa/AAA           4,510          5,726,751
      3.375% 01/15/12 ..         Aaa/AAA           3,735          4,472,884
      1.625% 01/15/15 ..         Aaa/AAA           2,260          2,260,378
                                                               ------------
                                                                 29,386,906
                                                               ------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $37,439,716) ..............                         37,229,055
                                                               ------------

SHORT-TERM INVESTMENTS--24.8%
FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.6%
      2.125% 06/05/06 (d)  Aaa/AAA                 1,455          1,444,776
      4.34% 03/13/06 ...         Aaa/AAA          30,971         30,926,195
      4.39% 03/13/06 ...         Aaa/AAA           5,552          5,543,875
                                                               ------------
                                                                 37,914,846
                                                               ------------


                                                 Shares
                                               ---------
MONEY MARKET FUND--1.2%
   Dreyfus Government
      Cash Management Fund
      4.346% 03/01/06...                       1,866,980          1,866,980
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $39,790,465) ..............                         39,781,826
                                                               ------------
TOTAL INVESTMENTS BEFORE COLLATERAL
   FOR SECURITIES ON LOAN--132.6%
   (Cost $213,233,399) .................                        212,604,054
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 47

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P              Par
                              (Unaudited)        (000's)          Value
                              -----------        -------       ------------
INVESTMENTS HELD AS COLLATERAL
FOR LOANED SECURITIES--10.7%
U.S. TREASURY OBLIGATIONS--10.7%
   U.S. Treasury Strip Bonds
      0.000% 08/15/20...         Aaa/AAA         $10,925       $  5,378,159
      0.000% 11/15/21..          Aaa/AAA          11,145          5,159,912
      0.000% 11/15/27...         Aaa/AAA          19,016          6,669,862
                                                               ------------
     TOTAL INVESTMENTS HELD AS COLLATERAL
       FOR LOANED SECURITIES
       (Cost $17,207,933) ..............                         17,207,933
                                                               ------------
TOTAL INVESTMENTS--143.3%
   (Cost $230,441,332) .................                        229,811,987
                                                               ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(43.3)% ...............                        (69,438,215)
                                                               ------------
NET ASSETS--100.0% .....................                       $160,373,772
                                                               ============

----------
# -- Portion of security out on loan (Note 6).
TBA -- To Be Announced.
(a) Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c) Callable security.
(d) Fitch rating.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                         BP SMALL CAP    BP LONG/SHORT   BP LARGE CAP     BP MID CAP     BP ALL-CAP
                                                         VALUE FUND II    EQUITY FUND     VALUE FUND      VALUE FUND     VALUE FUND
                                                         ------------    ------------    -----------     -----------    -----------
ASSETS
   Investments, at value (cost--$321,750,978,
     $121,365,044, $47,430,697, $50,085,186 and
     $10,963,760 respetively) .........................  $410,038,210    $130,838,160    $52,806,352     $58,506,733    $12,857,921
   Cash ...............................................            --           4,434             --               1             --
   Receivable from investment advisor .................            --              --             --              --          8,695
   Deposits with brokers for securities sold short ....            --      50,458,121             --              --             --
   Receivable for investments sold ....................       155,528       5,266,917        349,128              --
                                                                                                                             45,005
   Receivable for capital shares sold .................       184,788              --          3,781       1,359,301
                                                                                                                             14,093
   Dividends and interest receivable ..................       277,040         196,198         89,690          53,708         24,088
   Prepaid expenses and other assets ..................        41,534          27,383         19,082          16,592
                                                                                                                             13,282
                                                         ------------    ------------    -----------     -----------    -----------
     Total assets .....................................   410,697,100     186,791,213     53,268,033      59,936,335
                                                                                                                         12,963,084
                                                         ------------    ------------    -----------     -----------    -----------
LIABILITIES
   Payable for investments purchased ..................       630,496       3,080,985        384,532          80,675         85,546
   Securities sold-short at fair value
     (proceeds $61,171,402)                                        --      68,916,771             --              --             --
   Options written, at value (premiums received $51,292)           --              --             --              --         76,272
   Payable to investment adviser ......................       393,386         187,172         18,900          23,197             --
   Payable for capital shares redeemed ................       579,840          24,960         37,476              --             --
   Other accrued expenses and liabilities .............       201,765         118,976         37,663          40,822         36,284
   Payable for dividends on securities sold-short .....            --           2,731             --              --             --
                                                         ------------    ------------    -----------     -----------    -----------
     Total liabilities ................................     1,805,487      72,331,595        478,571         144,694        198,102
                                                         ------------    ------------    -----------     -----------    -----------
NET ASSETS
   Capital stock, $0.001 par value ....................        17,914           7,026          3,767           4,646            837
   Paid-in capital ....................................   307,572,263     109,855,531     45,407,304      48,150,724     10,522,577
   Undistributed net investment income/(accumulated loss)    (862,896)     (1,117,526)        39,327          (1,174)            27
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any ........    13,877,100       3,986,840      1,963,409       3,215,898        372,360
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .............   88,287,232       9,473,116      5,375,655       8,421,547      1,869,181
   Net unrealized depreciation on investments sold short           --      (7,745,369)            --              --             --
                                                         ------------    ------------    -----------     -----------    -----------
   Net assets .........................................  $408,891,613    $114,459,618    $52,789,462     $59,791,641    $12,764,982
                                                         ============    ============    ===========     ===========    ===========
INSTITUTIONAL CLASS
   Net assets .........................................  $129,975,402    $ 93,154,008    $32,902,814     $54,708,531    $ 8,818,042
                                                         ------------    ------------    -----------     -----------    -----------
   Shares outstanding .................................     5,627,466       5,707,682      2,363,453       4,244,938        577,754
                                                         ------------    ------------    -----------     -----------    -----------
   Net asset value, offering and redemption
     price per share ..................................        $23.10          $16.32         $13.92          $12.89         $15.26
                                                         ============    ============    ===========     ===========    ===========
INVESTOR CLASS
   Net assets .........................................  $278,916,211    $ 21,305,610    $19,886,648     $ 5,083,110    $ 3,946,940
                                                         ------------    ------------    -----------     -----------    -----------
   Shares outstanding .................................    12,286,424       1,318,877      1,403,312         401,436        259,324
                                                         ------------    ------------    -----------     -----------    -----------
   Net asset value, offering and redemption
     price per share ..................................        $22.70          $16.15         $14.17          $12.66         $15.22
                                                         ============    ============    ===========     ===========    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 49

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                                              WPG
                                                              WPG          LARGE CAP         WPG
                                                           TUDOR FUND     GROWTH FUND   CORE BOND FUND
                                                          ------------   ------------   -------------
ASSETS
   Investments, at value (cost--$47,270,424,
     $17,000,083, and $230,441,332 respectively)......     $51,108,335    $20,218,071    $229,811,987
   Cash...............................................              --         79,641              --
   Receivable for investment securities sold..........         379,938             --       3,812,575
   Receivable for capital shares sold.................             537             --              --
   Dividends and interest receivable..................          60,193         41,757         860,822
   Prepaid expenses and other assets..................          14,266         11,258          59,197
                                                           -----------    -----------    ------------
     Total assets.....................................      51,563,269     20,350,727     234,544,581
                                                           -----------    -----------    ------------
LIABILITIES
   Payable for investments purchased..................         369,951             --      56,874,458
   Payable upon return of securities loaned (Note 6)..              --             --      17,207,933
   Payable to investment adviser......................          35,267          3,846           9,782
   Payable to custodian...............................             937          1,381           2,756
   Payable for capital shares redeemed................          68,470         21,622           9,475
   Payable for distribution...........................              --             --              15
   Other accrued expenses and liabilities.............          56,538         43,603          66,390
                                                           -----------    -----------    ------------
     Total liabilities................................         531,163         70,452      74,170,809
                                                           -----------    -----------    ------------
NET ASSETS
   Capital stock, $.001 par value.....................           3,187            907          15,113
   Paid-in capital....................................      46,383,277     16,372,474     165,821,501
   Undistributed net investment income/(accumulated loss)       64,204         (5,338)         (8,975)
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any........         743,527        694,244      (4,824,522)
   Net unrealized appreciation/(depreciation) on
     investments and foreign exchange transactions,
     if any ..........................................       3,837,911      3,217,988        (629,345)
                                                           -----------    -----------    ------------
   Net assets.........................................     $51,032,106    $20,280,275    $160,373,772
                                                           ===========    ===========    ============
INSTITUTIONAL CLASS
   Net assets.........................................     $51,032,106    $20,280,275    $160,320,736
                                                           -----------    -----------    ------------
   Shares outstanding.................................       3,186,712        907,340      15,107,910
                                                           -----------    -----------    ------------
   Net asset value, offering and redemption
     price per share..................................          $16.01         $22.35          $10.61
                                                           ===========    ===========    ============
INVESTOR CLASS
   Net assets.........................................             N/A            N/A         $33,119
                                                           -----------    -----------    ------------
   Shares outstanding.................................             N/A            N/A           3,122
                                                           -----------    -----------    ------------
   Net asset value, offering and redemption
     price per share..................................             N/A            N/A          $10.61
                                                           ===========    ===========    ============

RETIREMENT CLASS
   Net assets.........................................             N/A            N/A         $19,917
                                                           -----------    -----------    ------------
   Shares outstanding.................................             N/A            N/A           1,877
                                                           -----------    -----------    ------------
   Net asset value, offering and redemption
     price per share..................................             N/A            N/A          $10.61
                                                           ===========    ===========    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                      BP SMALL CAP  BP LONG/SHORT  BP LARGE CAP    BP MID CAP    BP ALL-CAP
                                                      VALUE FUND II  EQUITY FUND    VALUE FUND     VALUE FUND    VALUE FUND
                                                      ------------- -------------  ------------   -----------    ---------
INVESTMENT INCOME
   Dividends(1).....................................   $ 2,740,945    $   503,577   $  376,369     $  330,084     $106,508
   Interest.........................................       245,744        295,564       24,998         36,160        8,750
                                                       -----------    -----------   ----------     ----------     --------
                                                         2,986,689        799,141      401,367        366,244      115,258
                                                       -----------    -----------   ----------     ----------     --------
EXPENSES
   Advisory fees....................................     2,527,286      1,370,934      170,249        225,347       56,755
   Administration and accounting fees...............       244,491         87,345       41,015         42,421       39,999
   Administrative services fees.....................        19,764          5,955        2,221          2,754          555
   Transfer agent fees .............................        86,770         48,670       37,810         38,715       38,715
   Custodian fees...................................        27,816         22,834       12,421          9,248       15,288
   Printing and shareholder reporting fees..........        50,200         14,870        3,620          1,810        3,405
   Registration and filing fees.....................        14,948         13,941       13,398         12,839       10,773
   Professional fees................................        52,284         21,348       11,015         12,015        7,753
   Distribution fees................................       341,936         28,965       20,210          6,107        4,187
   Directors' and officers' fees....................        29,741         12,947        8,518          9,134        6,789
   Dividend expense on securities sold short........            --        103,833           --             --           --
   Interest expense.................................            --        260,609           --             --           --
   Other expenses...................................        15,226          4,273        1,855          2,147          937
                                                       -----------    -----------   ----------     ----------     --------
     Total expenses before waivers and
       reimbursements...............................     3,410,462      1,996,524      322,332        362,537      185,156
     Less: waivers and reimbursements...............        (1,161)       (79,857)     (75,124)       (74,784)    (110,025)
                                                       -----------    -----------   ----------     ----------     --------
     Net expenses after waivers and
       reimbursements...............................     3,409,301      1,916,667      247,208        287,753       75,131
                                                       -----------    -----------   ----------     ----------     --------
   Net investment income/(loss) ...................       (422,612)    (1,117,526)     154,159         78,491       40,127
                                                       -----------    -----------   ----------     ----------     --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Net realized gain/(loss) from:
     Investments...................................     24,267,922     11,607,428    3,486,417      5,190,374      457,144
     Investments sold short.........................            --     (2,883,314)          --             --           --
     Written options................................            --             --           --             --       (5,055)
   Net change in unrealized appreciation/(depreciation) on:
     Investments ..................................      5,726,421     (8,487,042)      (5,800)    (2,282,795)     109,993
     Written options................................            --             --           --             --       (2,709)
                                                       -----------    -----------   ----------     ----------     --------
   Net realized and unrealized gain from investments    29,994,343        237,072    3,480,617      2,907,579      559,373
                                                       -----------    -----------   ----------     ----------     --------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS................................   $29,571,731    $  (880,454)  $3,634,776     $2,986,070     $599,500
                                                       ===========    ===========   ==========     ==========     ========

----------------
(1) Net of foreign taxes of $3,159,  $318,  $1,915, $0 and $3,041 for the Small Cap Value Fund II,  Long/Short Equity Fund,
    Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2006 | 51

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2006 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                          WPG
                                                            WPG        LARGE CAP     WPG CORE
                                                        TUDOR FUND    GROWTH FUND    BOND FUND
                                                       -----------    -----------   ----------
INVESTMENT INCOME
   Dividends(1).....................................    $  434,248     $  137,622   $       --
   Interest.........................................            --             --    3,452,916
   Income from securities loaned - Note 6...........         3,777             --       15,568
                                                        ----------     ----------   ----------
                                                           438,025        137,622    3,468,484
                                                        ----------     ----------   ----------
EXPENSES
   Advisory fees....................................       225,318         76,589      357,521
   Administration and accounting fees...............        42,075         38,878      123,368
   Administrative services fees.....................         2,500          2,500        2,500
   Transfer agent fees..............................        55,216         38,926       40,210
   Custodian fees ..................................         9,912          4,103       12,026
   Printing and shareholder reporting fees.........          4,464          4,265       12,430
   Registration and filing fees.....................         7,729          7,014       15,251
   Professional fees................................         7,748          5,430       24,454
   Distribution fees................................         6,486          2,843        1,205
   Directors' and officers' fees ...................         9,110          7,324       14,714
   Other expenses...................................         3,263          2,408        5,670
                                                        ----------     ----------   ----------
     Total expenses before waivers and
       reimbursements...............................       373,821        190,280      609,349
     Less: waivers and reimbursements...............            --        (47,045)    (267,707)
     Less: fees paid indirectly - Note 3............            --           (275)          --
                                                        ----------     ----------   ----------
     Net expenses after waivers and
       reimbursements...............................       373,821        142,960      341,642
                                                        ----------     ----------   ----------
     Net investment income/(loss)...................        64,204         (5,338)   3,126,842
                                                        ----------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   FROM INVESTMENTS
   Net realized gain/(loss) from
     Investments...................................      2,358,843        880,762   (1,951,023)
   Net change in unrealized appreciation/
     (depreciation) on:
     Investments ..................................       (540,286)       432,055   (1,576,235)
                                                        ----------     ----------   ----------
   Net realized and unrealized gain/loss
     from investments .............................      1,818,557      1,312,817   (3,527,258)
                                                        ----------     ----------   ----------
   NET INCREASE/(DECREASE)
     IN NET ASSETS RESULTING FROM
     OPERATIONS.....................................    $1,882,761     $1,307,479   $ (400,416)
                                                        ==========     ==========   ==========

-----------
(1) Net of foreign taxes of $784, $440 and $0 for the WPG Tudor Fund, WPG Large Cap Growth Fund
    and WPG Core Bond Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52 | SEMI-ANNUAL REPORT 2006

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            BP SMALL CAP VALUE FUND II               BP LONG/SHORT EQUITY FUND
                                                        -----------------------------------    ------------------------------------
                                                           FOR THE SIX          FOR THE           FOR THE SIX          FOR THE
                                                          MONTHS ENDED        YEAR ENDED         MONTHS ENDED         YEAR ENDED
                                                        FEBRUARY 28, 2006   AUGUST 31, 2005    FEBRUARY 28, 2006    AUGUST 31, 2005
                                                        -----------------   ---------------    -----------------    ---------------
                                                           (UNAUDITED)                             (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .......................   $   (422,612)       $ (2,542,727)       $ (1,117,526)      $ (1,804,868)
   Net realized gain from investments and
     foreign currency related transactions.............     24,267,922          60,395,040           8,724,114         15,262,708
   Net change in unrealized appreciation/(depreciation)
     on investments and foreign currency related
     transactions  ....................................      5,726,421          32,864,575          (8,487,042)         4,977,472
                                                          ------------        ------------        ------------       ------------
   Net increase/(decrease) in net assets resulting from
     operations .......................................     29,571,731          90,716,888            (880,454)        18,435,312
                                                          ------------        ------------        ------------       ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares .........       (360,129)                 --                  --                 --
   Net investment income Investor shares  .............        (80,155)                 --                  --                 --
   Net realized capital gains Institutional shares  ...    (17,072,564)        (16,833,864)         (8,173,605)                --
   Net realized capital gains Investor shares  ........    (37,607,408)        (40,433,524)         (1,912,801)                --
                                                          ------------        ------------        ------------       ------------
   Total dividends and distributions to shareholders ..    (55,120,256)        (57,267,388)        (10,086,406)                --
                                                          ------------        ------------        ------------       ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5)...............     21,648,779         (81,287,042)            962,365         33,413,538
                                                          ------------        ------------        ------------       ------------
   Total increase/(decrease) in net assets............      (3,899,746)        (47,837,542)        (10,004,495)        51,848,850
                                                          ------------        ------------        ------------       ------------
   NET ASSETS
   Beginning of period.................................    412,791,359         460,628,901         124,464,113         72,615,263
                                                          ------------        ------------        ------------       ------------
   End of period*......................................   $408,891,613        $412,791,359        $114,459,618       $124,464,113
                                                          ============        ============        ============       ============





                                                              BP LARGE CAP VALUE FUND                  BP MID CAP VALUE FUND
                                                        ------------------------------------  -------------------------------------
                                                           FOR THE SIX           FOR THE          FOR THE SIX           FOR THE
                                                           MONTHS ENDED         YEAR ENDED        MONTHS ENDED         YEAR ENDED
                                                        FEBRUARY 28, 2006    AUGUST 31, 2005   FEBRUARY 28, 2006    AUGUST 31, 2005
                                                        -----------------    ---------------   -----------------    ---------------
                                                           (UNAUDITED)                            (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .......................     $   154,159        $    325,835       $    78,491         $     9,014
   Net realized gain from investments and
     foreign currency related transactions.............       3,486,417           9,009,617(1)      5,190,374           6,790,336
   Net change in unrealized appreciation/(depreciation)
     on investments and foreign currency related
     transactions  ....................................          (5,800)         (1,228,931)       (2,282,795)          4,972,704
                                                            -----------        ------------       -----------         -----------
   Net increase/(decrease) in net assets resulting from
     operations .......................................       3,634,776           8,106,521         2,986,070          11,772,054
                                                            -----------        ------------       -----------         -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares .........        (302,304)           (298,564)          (79,665)            (53,180)
   Net investment income Investor shares  .............        (138,363)            (57,149)               --                  --
   Net realized capital gains Institutional shares  ...      (3,892,863)                 --        (6,614,828)         (7,602,216)
   Net realized capital gains Investor shares  ........      (2,200,756)                 --          (661,661)           (520,862)
                                                            -----------        ------------       -----------         -----------
   Total dividends and distributions to shareholders ..      (6,534,286)           (355,713)       (7,356,154)         (8,176,258)
                                                            -----------        ------------       -----------         -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5)...............      15,690,132         (17,930,254)        5,512,752           9,994,214
                                                            -----------        ------------       -----------         -----------
   Total increase/(decrease) in net assets............       12,790,622         (10,179,446)        1,142,668          13,590,010
                                                            -----------        ------------       -----------         -----------
   NET ASSETS
   Beginning of period.................................      39,998,840          50,178,286        58,648,973          45,058,963
                                                            -----------        ------------       -----------         -----------
   End of period*......................................     $52,789,462        $ 39,998,840       $59,791,641         $58,648,973
                                                            ===========        ============       ===========         ===========




                                                               BP ALL-CAP VALUE FUND
                                                        -----------------------------------
                                                           FOR THE SIX         FOR THE
                                                           MONTHS ENDED       YEAR ENDED
                                                        FEBRUARY 28, 2006   AUGUST 31, 2005
                                                        -----------------   ---------------
                                                           (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .......................     $    40,127        $    39,205
   Net realized gain from investments and
     foreign currency related transactions.............         452,089            667,012
   Net change in unrealized appreciation/(depreciation)
     on investments and foreign currency related
     transactions  ....................................         107,284            906,034
                                                            -----------        -----------
   Net increase/(decrease) in net assets resulting from
     operations .......................................         599,500          1,612,251
                                                            -----------        -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares .........         (42,593)           (22,144)
   Net investment income Investor shares  .............         (12,566)            (2,806)
   Net realized capital gains Institutional shares  ...        (498,305)          (254,040)
   Net realized capital gains Investor shares  ........        (217,331)           (50,080)
                                                            -----------        -----------
   Total dividends and distributions to shareholders ..        (770,795)          (329,070)
                                                            -----------        -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5)...............       2,780,944          3,045,417
                                                            -----------        -----------
   Total increase/(decrease) in net assets............        2,609,649          4,328,598
                                                            -----------        -----------
   NET ASSETS
   Beginning of period.................................      10,155,333          5,826,735
                                                            -----------        -----------
   End of period*......................................     $12,764,982        $10,155,333
                                                            ===========        ===========


* Includes undistributed net investment income/(loss) as follows:

                                          FOR THE SIX           FOR THE
                                         MONTHS ENDED          YEAR ENDED
                                       FEBRUARY 28, 2006     AUGUST 31, 2005
                                       -----------------     ---------------
                                          (UNAUDITED)

   BP Small Cap Value Fund II........     $  (862,896)          $     --
   BP Long/Short Equity Fund.........      (1,117,526)                --
   BP Large Cap Value Fund...........          39,327            325,835
   BP Mid Cap Value Fund Fund........          (1,174)                --
   BP All-Cap Value Fund.............              27             15,059


(1) Includes realized gains of $1,185,294 as a result of an in-kind redemption (see note 8).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54 and 55 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                                                                           WPG TUDOR FUND
                                                                     ------------------------------------------------------------
                                                                                            FOR THE
                                                                        FOR THE SIX          PERIOD                  FOR THE
                                                                        MONTHS ENDED    JANUARY 1, 2005 TO          YEAR ENDED
                                                                     FEBRUARY 28, 2006   AUGUST 31, 2005*       DECEMBER 31, 2004
                                                                     -----------------  ------------------      -----------------
                                                                         (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .................................        $  64,204         $  (125,657)           $   (321,995)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any.......................        2,358,843           3,615,810               8,271,211
   Net change in unrealized appreciation/(depreciation) on
     investments ................................................         (540,286)         (4,058,296)              2,202,592
                                                                       -----------         -----------             -----------
   Net increase/(decrease) in net assets resulting from
     operations .................................................        1,882,761            (568,143)             10,151,808
                                                                       -----------         -----------             -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...................               --                  --                      --
   Net investment income Investor shares  .......................               --                  --                      --
   Net investment income Retirement shares  .....................               --                  --                      --
   Net realized capital gains Institutional shares  .............       (5,701,181)                 --              (5,773,811)
                                                                       -----------         -----------             -----------
   Total dividends and distributions to shareholders ............       (5,701,181)                 --              (5,773,811)
                                                                       -----------         -----------             -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5).........................        2,482,758          (4,851,034)             (4,872,647)
                                                                       -----------         -----------             -----------
   Total increase/(decrease) in net assets......................        (1,335,662)         (5,419,177)               (494,650)
                                                                       -----------         -----------             -----------
   NET ASSETS
   Beginning of period...........................................       52,367,768          57,786,945              58,281,595
                                                                       -----------         -----------             -----------
   End of period**...............................................      $51,032,106)        $52,367,768             $57,786,945
                                                                       ===========         ===========             ===========




                                                                                       WPG LARGE CAP GROWTH FUND
                                                                     ------------------------------------------------------------
                                                                                                 FOR THE
                                                                        FOR THE SIX              PERIOD              FOR THE
                                                                        MONTHS ENDED      JANUARY 1, 2005 TO        YEAR ENDED
                                                                     FEBRUARY 28, 2006     AUGUST 31, 2005*     DECEMBER 31, 2004
                                                                     -----------------    ------------------    -----------------
                                                                         (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .................................          $ (5,338)         $   (62,431)           $  (27,929)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any.......................           880,762            1,419,150             4,122,924
   Net change in unrealized appreciation/(depreciation) on
     investments ................................................           432,055           (1,322,168)           (4,018,355)
                                                                        -----------          -----------          ------------
   Net increase/(decrease) in net assets resulting from
     operations .................................................         1,307,479               34,551                76,640
                                                                        -----------          -----------          ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...................                --                   --                    --
   Net investment income Investor shares  .......................                --                   --                    --
   Net investment income Retirement shares  .....................                --                   --                    --
   Net realized capital gains Institutional shares  .............        (2,136,641)                  --            (3,205,905)
                                                                        -----------          -----------          ------------
   Total dividends and distributions to shareholders ............        (2,136,641)                  --            (3,205,905)
                                                                        -----------          -----------          ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5).........................           483,750           (5,630,987)          (23,003,796)
                                                                        -----------          -----------          ------------
   Total increase/(decrease) in net assets......................           (345,412)          (5,596,436)          (26,133,061)
                                                                        -----------          -----------          ------------
   NET ASSETS
   Beginning of period...........................................        20,625,687           26,222,123            52,355,184
                                                                        -----------          -----------          ------------
   End of period**...............................................       $20,280,275          $20,625,687          $ 26,222,123
                                                                        ===========          ===========          ============




                                                                                          WPG  CORE BOND FUND
                                                                     -------------------------------------------------------------
                                                                                                FOR THE
                                                                         FOR THE SIX             PERIOD                FOR THE
                                                                        MONTHS ENDED      JANUARY 1, 2005 TO         YEAR ENDED
                                                                     FEBRUARY 28, 2006     AUGUST 31, 2005*      DECEMBER 31, 2004
                                                                     -----------------    ------------------     -----------------
                                                                         (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .................................       $ 3,126,842          $   3,597,199           $ 4,533,585
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any.......................        (1,951,023)               441,009             3,861,876
   Net change in unrealized appreciation/(depreciation) on
     investments ................................................        (1,576,235)               260,838            (1,049,105)
                                                                       ------------           ------------          ------------
   Net increase/(decrease) in net assets resulting from
     operations .................................................          (400,416)             4,299,046             7,346,356
                                                                       ------------           ------------          ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...................        (3,126,387)            (3,597,722)           (4,533,585)
   Net investment income Investor shares  .......................               (89)                    --                    --
   Net investment income Retirement shares  .....................              (375)                    --                    --
   Net realized capital gains Institutional shares  .............                --                     --                    --
                                                                       ------------           ------------          ------------
   Total dividends and distributions to shareholders ............        (3,126,851)            (3,597,722)           (4,533,585)
                                                                       ------------           ------------          ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5).........................         2,140,041             16,711,133            (4,281,995)
                                                                       ------------           ------------          ------------
   Total increase/(decrease) in net assets......................         (1,387,226)            17,412,457            (1,469,224)
                                                                       ------------           ------------          ------------
   NET ASSETS
   Beginning of period...........................................       161,760,998            144,348,541           145,817,765
                                                                       ------------           ------------          ------------
   End of period**...............................................      $160,373,772           $161,760,998          $144,348,541
                                                                       ============           ============          ============

----------
*  Short year beginning January 1, 2005 and ending August 31, 2005.

** Includes undistributed net investment income/(loss) as follows:


                                                                        FOR THE SIX          FOR THE                 FOR THE
                                                                       MONTHS ENDED       PERIOD ENDED             YEAR ENDED
                                                                     FEBRUARY 28, 2006   AUGUST 31, 2005        DECEMBER 31, 2004
                                                                     -----------------   ---------------        -----------------
                                                                        (UNAUDITED)

   WPG Tudor Fund................................................          $64,204             $    --                 $(3,686)
   WPG Large Cap Growth Fund.....................................           (5,338)                 --                      --
   WPG Core Bond Fund............................................           (8,975)             (8,966)                 (8,443)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56 and 57 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------





                              NET                                         DIVIDENDS TO      DISTRIBUTIONS TO
                             ASSET                      NET REALIZED      SHAREHOLDERS        SHAREHOLDERS
                            VALUE,          NET        AND UNREALIZED       FROM NET            FROM NET
                           BEGINNING    INVESTMENT     GAIN/(LOSS) ON      INVESTMENT           REALIZED
                           OF PERIOD   INCOME/(LOSS)     INVESTMENTS         INCOME               GAINS
------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $24.75      $   --**(3)       $ 1.77**          $(0.07)             $(3.35)
  8/31/05                     22.80       (0.10)             5.07                --               (3.03)
  8/31/04                     20.19       (0.12)**           2.92**              --               (0.20)
  8/31/03                     15.71       (0.09)**           4.55**              --                  --(3)
  8/31/02                     17.17       (0.13)**          (1.23)**             --               (0.21)
  8/31/01                     11.39       (0.05)**           6.05**              --               (0.29)

  INVESTOR CLASS
  9/1/05 through 2/28/06+    $24.35      $(0.03)**         $ 1.74**          $(0.01)             $(3.35)
  8/31/05                     22.53       (0.17)             5.01                --               (3.03)
  8/31/04                     20.00       (0.18)**           2.90**              --               (0.20)
  8/31/03                     15.61       (0.12)**           4.49**              --                  --(3)
  8/31/02                     17.09       (0.17)**          (1.21)**             --               (0.21)
  8/31/01                     11.36       (0.09)**           6.04**              --               (0.29)
------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $17.89      $(0.16)**         $ 0.06**          $   --              $(1.47)
  8/31/05                     14.70       (0.25)             3.43                --                  --
  8/31/04                     14.31       (0.32)**           0.69**              --                  --
  8/31/03                     15.17       (0.28)**           0.10**              --               (0.51)
  8/31/02                     15.88        0.05**           (0.31)**          (0.02)              (0.50)
  8/31/01                     10.57        0.07**            5.14**           (0.13)                 --

  INVESTOR CLASS
  9/1/05 through 2/28/06+    $17.74      $(0.18)**         $ 0.06**          $   --              $(1.47)
  8/31/05                     14.62       (0.28)             3.39                --                  --
  8/31/04                     14.27       (0.36)**           0.69**              --                  --
  8/31/03                     15.13       (0.31)**           0.10**              --               (0.51)
  8/31/02                     15.87        0.04**           (0.33)**          (0.01)              (0.50)
  8/31/01                     10.57        0.03**            5.18**           (0.11)                 --
------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $15.00      $ 0.06**          $ 1.03            $(0.15)             $(2.02)
  8/31/05                     12.67        0.11**            2.33**           (0.11)                 --
  8/31/04                     10.84        0.09**            1.84**           (0.10)                 --
  8/31/03                     10.33        0.09**            0.57**           (0.06)              (0.09)
  8/31/02                     13.52        0.08**           (1.54)**          (0.12)              (1.61)
  8/31/01                     12.82        0.12**            1.10**           (0.13)              (0.39)




                                                                                                            RATIO OF
                                                                                                           EXPENSES TO
                                                                                                           AVERAGE NET
                           DISTRIBUTIONS TO                      NET                            NET        ASSETS WITH
                             SHAREHOLDERS                       ASSET                         ASSETS,      WAIVERS AND
                                 FROM                           VALUE,         TOTAL          END OF     REIMBURSEMENTS
                             TAX RETURN        REDEMPTION       END OF      INVESTMENT        PERIOD       (INCLUDING
                             OF CAPITAL           FEES          PERIOD      RETURN(1,2)        (000)    DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+      $   --          $    --          $23.10          7.70%         $129,975        1.52%(4)
  8/31/05                          --             0.01           24.75         22.65           138,143        1.53
  8/31/04                          --             0.01**         22.80         13.96           133,060        1.49
  8/31/03                          --             0.02**         20.19         28.55            98,383        1.55
  8/31/02                          --             0.11**         15.71         (7.39)           40,475        1.55
  8/31/01                          --             0.07**         17.17         54.57            21,547        1.55

  INVESTOR CLASS
  9/1/05 through 2/28/06+      $   --          $    --          $22.70          7.54%         $278,916        1.77%(4)
  8/31/05                          --             0.01           24.35         22.32           274,648        1.78
  8/31/04                          --             0.01**         22.53         13.69           327,569        1.74
  8/31/03                          --             0.02**         20.00         28.16           279,593        1.80
  8/31/02                          --             0.11**         15.61         (7.54)          253,838        1.79
  8/31/01                          --             0.07**         17.09         54.27           230,507        1.77
-----------------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+      $   --          $    --          $16.32         (0.75)%        $ 93,154        2.67%(4)
  8/31/05                          --             0.01           17.89         21.70            99,748        3.13
  8/31/04                          --             0.02**         14.70          2.73            58,293        3.02
  8/31/03                       (0.20)            0.03**         14.31         (1.13)           57,351        3.05
  8/31/02                          --             0.07**         15.17         (1.17)           65,951        3.04
  8/31/01                          --             0.23**         15.88         51.85            25,857        3.22

  INVESTOR CLASS
  9/1/05 through 2/28/06+      $   --          $    --          $16.15         (0.88)%        $ 21,306        2.92%(4)
  8/31/05                          --             0.01           17.74         21.34            24,716        3.37
  8/31/04                          --             0.02**         14.62          2.45            14,322        3.27
  8/31/03                       (0.17)            0.03**         14.27         (1.32)           15,381        3.32
  8/31/02                          --             0.06**         15.13         (1.44)           49,284        3.29
  8/31/01                          --             0.20**         15.87         51.51            11,244        3.44
-----------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+      $   --          $    --          $13.92          7.71%         $ 32,903        1.00%(4)
  8/31/05                          --               --           15.00         19.30            27,172        1.00
  8/31/04                          --               --           12.67         17.87            42,066        1.00
  8/31/03                          --               --           10.84          6.54            43,722        1.00
  8/31/02                          --               --           10.33        (12.67)           45,067        1.00
  8/31/01                          --               --           13.52          9.65            40,368        1.00




                               RATIO OF             RATIO OF             RATIO OF          RATIOS OF NET
                              EXPENSES TO          EXPENSES TO          EXPENSES TO          INVESTMENT
                             AVERAGE NET          AVERAGE NET          AVERAGE NET           INCOME TO
                              ASSETS WITH         ASSETS WITHOUT       ASSETS WITHOUT          AVERAGE
                              WAIVERS AND          WAIVERS AND          WAIVERS AND          NET ASSETS
                            REIMBURSEMENTS       REIMBURSEMENTS       REIMBURSEMENTS        WITH WAIVERS     PORTFOLIO
                              (EXCLUDING           (EXCLUDING           (INCLUDING               AND         TURNOVER
                           DIVIDEND EXPENSE)    DIVIDEND EXPENSE)    DIVIDEND EXPENSE)     REIMBURSEMENTS      RATE
----------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+        --%                    --%                1.52%(4)           (0.04)%(4)       18.85%
  8/31/05                        --                     --                 1.54               (0.42)           37.61
  8/31/04                        --                     --                 1.49               (0.53)           47.06
  8/31/03                        --                     --                 1.79               (0.54)           72.72
  8/31/02                        --                     --                 1.71               (0.76)          119.30
  8/31/01                        --                     --                 2.03               (0.32)           35.50

  INVESTOR CLASS
  9/1/05 through 2/28/06+        --%                    --%                1.77%(4)           (0.29)%(4)       18.85%
  8/31/05                        --                     --                 1.79               (0.64)           37.61
  8/31/04                        --                     --                 1.74               (0.77)           47.06
  8/31/03                        --                     --                 2.04               (0.77)           72.72
  8/31/02                        --                     --                 1.92               (1.00)          119.30
  8/31/01                        --                     --                 2.13               (0.54)           35.50
----------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+      2.50%(4)               2.63%(4)             2.80%(4)           (1.78)%(4)       50.90%
  8/31/05                      2.92                   3.09                 3.30               (1.82)          107.14
  8/31/04                      2.50                   2.68                 3.20               (2.26)          239.06
  8/31/03                      2.50                   2.90                 3.44               (1.94)          282.36
  8/31/02                      2.50                   2.85                 3.39                0.30           219.52
  8/31/01                      2.50                   4.25                 4.97                0.46           332.25

  INVESTOR CLASS
  9/1/05 through 2/28/06+      2.75%(4)               2.88%(4)             3.05%(4)           (1.92)%(4)       50.90%
  8/31/05                      3.17                   3.34                 3.55               (2.07)          107.14
  8/31/04                      2.75                   2.93                 3.45               (2.50)          239.06
  8/31/03                      2.75                   3.12                 3.69               (2.13)          282.36
  8/31/02                      2.75                   3.06                 3.60                0.27           219.52
  8/31/01                      2.72                   4.35                 5.07                0.24           332.25
----------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+        --%                    --%                1.33%(4)            0.77%(4)        35.79%
  8/31/05                        --                     --                 1.35                0.83             76.91
  8/31/04                        --                     --                 1.22                0.73             47.21
  8/31/03                        --                     --                 1.41                0.94             81.13
  8/31/02                        --                     --                 1.40                0.62             88.65
  8/31/01                        --                     --                 1.43                0.89            105.71


--------------
**  Calculated based on average shares outstanding for the period.
+   Unaudited.
(1) Total return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Redemption fees are reflected in total return calculations.
(3) Amount is less than $0.01 per share.
(4) Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58 and 59 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------





                              NET                                         DIVIDENDS TO      DISTRIBUTIONS TO
                             ASSET                      NET REALIZED      SHAREHOLDERS        SHAREHOLDERS
                            VALUE,          NET        AND UNREALIZED       FROM NET            FROM NET
                           BEGINNING    INVESTMENT     GAIN/(LOSS) ON      INVESTMENT           REALIZED
                           OF PERIOD   INCOME/(LOSS)     INVESTMENTS         INCOME               GAINS
---------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND (CONTINUED)
-----------------------------------
  INVESTOR CLASS
  9/1/05 through 2/28/06+    $15.22      $ 0.04**          $ 1.06**          $(0.13)             $(2.02)
  8/31/05                     12.86        0.08**            2.36**           (0.08)                 --
  8/31/04                     11.01        0.05**            1.88**           (0.08)                 --
  8/31/03                     10.50        0.07**            0.57**           (0.04)              (0.09)
  8/31/02                     13.73        0.04**           (1.56)**          (0.10)              (1.61)
  8/31/01                     13.02        0.09**            1.13**           (0.12)              (0.39)
---------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $14.02      $ 0.02**          $ 0.72**          $(0.02)             $(1.85)
  8/31/05                     13.16          --(2)           3.22             (0.01)              (2.35)
  8/31/04                     11.57        0.01**            1.65**           (0.07)                 --
  8/31/03                      9.69        0.05**            1.83**              --(2)               --
  8/31/02                     12.55        0.00**           (0.94)**          (0.06)              (1.86)
  8/31/01                     11.66        0.04**            0.91**           (0.06)                 --

  INVESTOR CLASS
  9/1/05 through 2/28/06+    $13.80$     $   --**(2)       $ 0.71**          $   --              $(1.85)
  8/31/05                     13.02          --(2)           3.13                --               (2.35)
  8/31/04                     11.43       (0.02)**           1.65**           (0.04)                 --
  8/31/03                      9.58        0.02**            1.83**              --                  --
  8/31/02                     12.43       (0.02)**          (0.94)**          (0.03)              (1.86)
  8/31/01                     11.55        0.01**            0.91**           (0.04)                 --
---------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $15.54      $ 0.06**          $ 0.69**          $(0.08)             $(0.95)
  8/31/05                     13.29        0.07              2.83             (0.05)              (0.60)
  8/31/04                     10.82        0.06              2.48             (0.07)                 --
  8/31/03                      9.45        0.06              1.34             (0.03)                 --
  7/1/02* to 8/31/02          10.00          --             (0.55)               --                  --

  INVESTOR CLASS
  9/1/05 through 2/28/06+    $15.49      $ 0.04**         $  0.69**          $(0.05)             $(0.95)
  8/31/05                     13.26        0.03              2.83             (0.03)              (0.60)
  8/31/04                     10.80        0.02              2.48             (0.04)                 --
  8/31/03                      9.44        0.04              1.34             (0.02)                 --
  7/1/02* to 8/31/02          10.00          --             (0.56)               --                  --



                                                                                                               RATIO OF
                                                                                                              EXPENSES TO
                                                                                                              AVERAGE NET
                             DISTRIBUTIONS TO                      NET                            NET        ASSETS WITH
                               SHAREHOLDERS                       ASSET                         ASSETS,      WAIVERS AND
                                   FROM                           VALUE,         TOTAL          END OF     REIMBURSEMENTS
                               TAX RETURN        REDEMPTION       END OF      INVESTMENT        PERIOD       (INCLUDING
                               OF CAPITAL           FEES          PERIOD      RETURN(1)          (000)    DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND (CONTINUED)
-----------------------------------
  INVESTOR CLASS
  9/1/05 through 2/28/06+         $ --             $  --          $14.17          7.58%        $ 19,886         1.25%(3)
  8/31/05                           --                --           15.22         19.04           12,827         1.25
  8/31/04                           --                --           12.86         17.53            8,112         1.25
  8/31/03                           --                --           11.01          6.22            5,116         1.25
  8/31/02                           --                --           10.50        (12.87)           7,893         1.25
  8/31/01                           --                --           13.73          9.45            3,746         1.22
-----------------------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+         $ --             $  --          $12.89          5.51%        $ 54,709         1.00%(3)
  8/31/05                           --                --           14.02         25.97           54,187         1.00
  8/31/04                           --                --           13.16         14.39           42,240         1.00
  8/31/03                           --                --           11.57         19.41           57,052         1.00
  8/31/02                           --                              9.69         (8.97)          50,073         1.00
  8/31/01                           --                             12.55          8.23          116,605         1.00

  INVESTOR CLASS
  9/1/05 through 2/28/06+         $ --             $  --          $12.66          5.35%         $ 5,083         1.25%(3)
  8/31/05                           --                --           13.80         25.47            4,462         1.25
  8/31/04                           --                --           13.02         14.08            2,819         1.25
  8/31/03                           --                --           11.43         19.31            3,159         1.25
  8/31/02                           --                --            9.58         (9.26)           6,232         1.25
  8/31/01                           --                --           12.43          7.96            1,787         1.22
-----------------------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+         $ --             $  --          $15.26          4.99%         $ 8,818         1.25%(3)
  8/31/05                           --                --           15.54         22.33            7,315         1.25
  8/31/04                           --                --           13.29         23.50            5,177         1.25
  8/31/03                           --                --           10.82         14.84            2,890         1.25
  7/1/02* to 8/31/02                --                --            9.45         (5.50)           1,810         1.25(3)

  INVESTOR CLASS
  9/1/05 through 2/28/06+         $ --             $  --          $15.22          4.90%         $ 3,947         1.50%(3)
  8/31/05                           --                --           15.49         22.06            2,840         1.50
  8/31/04                           --                --           13.26         23.13              649         1.50
  8/31/03                           --                --           10.80         14.63              106         1.50
  7/1/02* to 8/31/02                --                --            9.44         (5.60)              84         1.50(3)





                                 RATIO OF             RATIO OF             RATIO OF        RATIOS OF NET
                               EXPENSES TO          EXPENSES TO          EXPENSES TO        INVESTMENT
                               AVERAGE NET          AVERAGE NET          AVERAGE NET        INCOME TO
                               ASSETS WITH         ASSETS WITHOUT       ASSETS WITHOUT        AVERAGE
                               WAIVERS AND          WAIVERS AND          WAIVERS AND        NET ASSETS
                             REIMBURSEMENTS       REIMBURSEMENTS       REIMBURSEMENTS      WITH WAIVERS      PORTFOLIO
                               (EXCLUDING           (EXCLUDING           (INCLUDING             AND          TURNOVER
                            DIVIDEND EXPENSE)    DIVIDEND EXPENSE)    DIVIDEND EXPENSE)   REIMBURSEMENTS       RATE
----------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND (CONTINUED)
-----------------------------------
  INVESTOR CLASS
  9/1/05 through 2/28/06+          --%                   --%                1.58%(3)            0.52%(3)        35.79%
  8/31/05                          --                    --                 1.61                0.53            76.91
  8/31/04                          --                    --                 1.47                0.43            47.21
  8/31/03                          --                    --                 1.66                0.66            81.13
  8/31/02                                                --                 1.61                0.37            88.65
  8/31/01                          --                    --                 1.53                0.67           105.71
-----------------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+          --%                   --%                1.27%(3)            0.30%(3)        40.85%
  8/31/05                          --                    --                 1.31                0.03            74.08
  8/31/04                          --                    --                 1.26                0.07            67.40
  8/31/03                          --                    --                 1.40                0.55            77.87
  8/31/02                          --                    --                 1.33                0.01            99.23
  8/31/01                          --                    --                 1.30                0.29           234.52

  INVESTOR CLASS
  9/1/05 through 2/28/06+          --%                   --%                1.52%(3)            0.04%(3)        40.85%
  8/31/05                          --                    --                 1.56               (0.22)           74.08
  8/31/04                          --                    --                 1.51               (0.18)           67.40
  8/31/03                          --                    --                 1.65                0.21            77.87
  8/31/02                          --                    --                 1.57               (0.18)           99.23
  8/31/01                          --                    --                 1.40                0.07           234.52
-----------------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+          --%                   --%                2.25%(3)            0.78%(3)        22.98%
  8/31/05                          --                    --                 3.90                0.53            28.72
  8/31/04                          --                    --                 5.82                0.51            27.40
  8/31/03                          --                    --                 9.49                0.62            38.36
  7/1/02* to 8/31/02               --                    --                14.54(3)             0.16(3)          6.61(3)

  INVESTOR CLASS
  9/1/05 through 2/28/06+          --%                   --%                2.51%(3)            0.53%(3)        22.98%
  8/31/05                          --                    --                 4.04                0.20            28.72
  8/31/04                          --                    --                 5.84                0.14            27.40
  8/31/03                          --                    --                 9.88                0.41            38.36
  7/1/02* to 8/31/02               --                    --                15.34(3)            (0.01)(3)         6.61(3)

-------------------------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
+   Unaudited.
(1) Total  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Amount is less than $0.01 per share.
(3) Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

60 and 61 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------





                              NET                                         DIVIDENDS TO      DISTRIBUTIONS TO       DISTRIBUTIONS TO
                             ASSET                      NET REALIZED      SHAREHOLDERS        SHAREHOLDERS           SHAREHOLDERS
                            VALUE,          NET        AND UNREALIZED       FROM NET            FROM NET                 FROM
                           BEGINNING    INVESTMENT     GAIN/(LOSS) ON      INVESTMENT           REALIZED             TAX RETURN
                           OF PERIOD   INCOME/(LOSS)     INVESTMENTS         INCOME               GAINS              OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $17.42        $ 0.02          $ 0.55            $   --              $(1.98)                $ --
  8/31/05(2)                  17.55         (0.04)          (0.09)               --                  --                   --
  12/31/04                    16.34            --            3.11                --               (1.90)                  --
  12/31/03                    11.24            --            5.10                --                  --                   --
  12/31/02                    15.21            --           (3.97)               --                  --                   --
  12/31/01                    18.41            --           (2.73)               --               (0.47)                  --
-----------------------------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $23.36        $(0.01)         $ 1.50           $    --              $(2.50)                $ --
  8/31/05(2)                  23.10         (0.07)           0.33                --                  --                   --
  12/31/04                    25.27            --            0.93                --               (3.10)                  --
  12/31/03                    19.16            --            6.11                --                  --                   --
  12/31/02                    26.46            --           (7.30)               --                  --                   --
  12/31/01                    33.60         (0.01)          (6.86)               --               (0.27)                  --
-----------------------------------------------------------------------------------------------------------------------------------
 WPG CORE BOND FUND
-------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+    $10.84        $ 0.21**        $(0.23)**         $(0.21)             $   --                 $ --
  8/31/05(2)                  10.81          0.25            0.03             (0.25)                 --                   --
  12/31/04                    10.66          0.31            0.15             (0.31)                 --                   --
  12/31/03                    10.44          0.30            0.22             (0.30)                 --                   --
  12/31/02                     9.80          0.40            0.64             (0.40)                 --                   --
  12/31/01                     9.40          0.49            0.40             (0.49)                 --                   --

  INVESTOR CLASS
  1/17/06*
    through 2/28/06+         $10.69        $ 0.04**        $(0.08)**         $(0.04)             $   --                 $ --

  RETIREMENT CLASS
  9/1/05*
    through 2/28/06+         $10.86        $ 0.20**        $(0.25)**         $(0.20)             $   --                 $ --



                                                                                         RATIO OF              RATIO OF
                                                                                        EXPENSES TO          EXPENSES TO
                                                                                        AVERAGE NET          AVERAGE NET
                                              NET                            NET        ASSETS WITH           ASSETS WITH
                                             ASSET                         ASSETS,      WAIVERS AND           WAIVERS AND
                                             VALUE,         TOTAL          END OF     REIMBURSEMENTS        REIMBURSEMENTS
                            REDEMPTION       END OF      INVESTMENT        PERIOD       (INCLUDING            (EXCLUDING
                               FEES          PERIOD      RETURN(1)          (000)    DIVIDEND EXPENSE)     DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+     $ --           $16.01          3.79%       $ 51,032          1.49%(5)              --%
  8/31/05(2)                    --            17.42         (0.74)         52,368          1.57(5)               --
  12/31/04                      --            17.55         19.35          57,787          1.55                  --
  12/31/03                      --            16.34         45.37          58,282          1.68                  --
  12/31/02                      --            11.24        (26.10)         47,705          1.54                  --
  12/31/01                      --            15.21        (14.78)         71,324          1.38                  --
-----------------------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+     $ --           $22.35          6.48%       $ 20,280          1.40%(5)              --%
  8/31/05(2)                    --            23.36          1.13          20,626          1.40(5)               --
  12/31/04                      --            23.10          3.82          26,222          1.40                  --
  12/31/03                      --            25.27         31.89          52,355          1.44                  --
  12/31/02                      --            19.16        (27.59)         43,412          1.25                  --
  12/31/01                      --            26.46        (20.45)         74,931          1.14                  --
-----------------------------------------------------------------------------------------------------------------------------
 WPG CORE BOND FUND
-------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+     $ --           $10.61         (0.19)%      $160,320          0.43%(5)              --%
  8/31/05(2)                    --            10.84          2.65         161,761          0.43(5)               --
  12/31/04                      --            10.81          4.38         144,349          0.43                  --
  12/31/03                      --            10.66          5.04         145,818          0.45                  --
  12/31/02                      --            10.44         10.87         105,261          0.50                  --
  12/31/01                      --             9.80          9.64         123,797          0.50                  --

  INVESTOR CLASS
  1/17/06*
    through 2/28/06+          $ --           $10.61         (0.34)%      $     33          0.69%(5)              --%

  RETIREMENT CLASS
  9/1/05*
    through 2/28/06+          $ --           $10.61         (0.42)%      $     20          0.50%(5)              --%





                               RATIO OF             RATIO OF        RATIOS OF NET
                             EXPENSES TO          EXPENSES TO        INVESTMENT
                             AVERAGE NET          AVERAGE NET        INCOME TO
                             ASSETS WITHOUT       ASSETS WITHOUT        AVERAGE
                              WAIVERS AND          WAIVERS AND        NET ASSETS
                            REIMBURSEMENTS       REIMBURSEMENTS      WITH WAIVERS      PORTFOLIO
                              (EXCLUDING           (INCLUDING             AND          TURNOVER
                           DIVIDEND EXPENSE)    DIVIDEND EXPENSE)   REIMBURSEMENTS       RATE
------------------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+          --%                1.49%(5)          0.26%(5)         79.32%
  8/31/05(2)                       --                 1.57(3,5)        (0.35)(5)        135.85
  12/31/04                         --                 1.55             (0.55)           159.20
  12/31/03                         --                 1.68              0.83            228.30
  12/31/02                         --                 1.54             (0.81)           105.60
  12/31/01                         --                 1.38              0.11            128.10
------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+          --%                1.86%(5)         (0.05)%(5)        45.41%
  8/31/05(2)                       --                 2.08(3,5)        (0.42)(5)        100.01
  12/31/04                         --                 1.50             (0.06)           138.70
  12/31/03                         --                 1.44             (0.52)           126.80
  12/31/02                         --                 1.25             (0.42)           107.90
  12/31/01                         --                 1.14             (0.11)            56.40
------------------------------------------------------------------------------------------------
 WPG CORE BOND FUND
-------------------
  INSTITUTIONAL CLASS
  9/1/05 through 2/28/06+          --%                0.77%(5)          3.94%(5)        311.02%(4)
  8/31/05(2)                       --                 0.75(3,5)         3.52(5)         602.95(4)
  12/31/04                         --                 0.71              2.90            805.80
  12/31/03                         --                 0.75              2.81            561.80
  12/31/02                         --                 0.83              4.02            539.20
  12/31/01                         --                 0.81              5.04            431.50

  INVESTOR CLASS
  1/17/06*
    through 2/28/06+               --%                1.06%(5)          3.73%(5)        311.02%(4)

  RETIREMENT CLASS
  9/1/05*
    through 2/28/06+               --%                0.84%(5)          3.86%(5)        311.02%(4)

-------------------------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
+   Unaudited.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the  last  day of  each  period  reported  and  includes  reinvestments  of  dividends  and distributions, if any.
(2) For the short-year period January 1, 2005 through August 31, 2005.
(3) Excludes the effects of fees paid indirectly.  Had such offsets been included, the ratio would not significantly differ.
(4) The portfolio turnover rates excluding mortgage dollar roll transactions were 128.10%, 295.21%
    and  573.60% for the  periods  ended  February  28,  2006,  August 31, 2005 and the year ended
    December 31, 2004, respectively.
(5) Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

62 and 63 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("BP Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund"), Robeco WPG Tudor Fund ("WPG Tudor Fund"), Robeco WPG Large Cap Growth Fund ("WPG Large Cap Growth Fund") and Robeco WPG Core Bond Fund ("WPG Core Bond Fund") (each a "Fund", collectively the "Funds"). As of February 28, 2006, the Boston Partners Funds each offer two classes of shares, Institutional Class and Investor Class. The WPG Tudor and Large Cap Growth Funds are single class funds offering only the Institutional Class of shares. The Core Bond Fund offers three classes of shares, Institutional Class, Investor Class and Retirement Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     On December 16, 2004, the Board of Trustees of the WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, a series of Weiss, Peck and Greer Funds Trust (each a "WPG Fund" and collectively, the "WPG Funds"), approved an Agreement and Plan of Reorganization between each Fund and the Company, that provided for the tax-free reorganization of the Funds into newly created portfolios of the Company (the "New Funds"). The Agreement and Plan of Reorganization was approved by the shareholders, and, effective after the close of business on April 29, 2005. All of the assets and liabilities of the WPG Funds have been transferred, in a tax-free exchange, to the New Funds and the shareholders of the WPG Funds have become shareholders of the New Funds.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in mutual funds are valued at the funds closing NAV. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Company's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and


64 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for all Funds with the exception of the WPG Core Bond Fund which declares daily and pays monthly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At February 28, 2006, the Funds did not hold any forward currency contracts.

     FUTURES -- The WPG Tudor Fund and the WPG Core Bond Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At February 28, 2006, the Funds did not hold any futures.


                                                    SEMI-ANNUAL REPORT 2006 | 65

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     LINE OF CREDIT -- Each Robeco Boston Partners Fund may borrow an amount up to its prospectus-defined limitations, from a committed line of credit of $5,000,000 available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Funds had no outstanding borrowings at February 28, 2006 or at any time during the six-months ended February 28, 2006.

     MORTGAGE DOLLAR ROLLS (WPG CORE BOND FUND) -- The WPG Core Bond Fund may enter into mortgage dollar rolls in which WPG Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The WPG Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The WPG Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the WPG Core Bond Fund's right to repurchase or sell securities may be limited.

     OPTIONS -- The BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during the six-months ended February 28, 2006 as follows:

                                                      NUMBER OF       PREMIUMS
                                                      CONTRACTS       RECEIVED
                                                      ---------       --------
Options outstanding at August 31, 2005                    89          $ 31,116
Options written                                          124            49,832
Options exercised                                        (95)          (29,656)
                                                         ---          --------
Options outstanding at February 28, 2006                 118          $ 51,292
                                                         ---          --------

     SHORT SALES -- In the BP Long/Short Equity Fund and the BP All-Cap Value Fund, when the Investment Adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.


66 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, LLC ("Boston Partners"), a wholly owned subsidiary of Robeco Investment Management, USA, serves as the BP Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.75% of the BP Large Cap Value Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 1.00% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly. Effective March 1, 2006, the Advisory Fees were reduced for the BP Large Cap Value Fund and the BP All-Cap Value Fund to 0.60% and 0.80%, respectively.

     Boston Partners contractually agreed to limit a Fund's total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on the average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The BP Funds will not pay the adviser at a later time for any amounts waived or any amounts assumed.

                                                  INSTITUTIONAL       INVESTOR
                                                  -------------       --------
BP Small Cap Value Fund II                           1.55%              1.80%
BP Long/Short Equity Fund                            2.50%*             2.75%*
BP Large Cap Value Fund                              1.00%**            1.25%**
BP Mid Cap Value Fund                                1.00%              1.25%
BP All-Cap Value Fund                                1.25%**            1.50%**

    *  Excluding short sale dividend expense.
    ** Effective March 1, 2006 the limit on the Fund's total operating expense changed as follows:

                                                  INSTITUTIONAL       INVESTOR
                                                  -------------       --------
         BP Large Cap Value                          0.75%              1.00%
         BP All-Cap Value                            0.95%              1.20%

     Weiss, Peck & Greer ("WPG"), a wholly owned subsidiary of Robeco Investment Management, USA, serves as the WPG Funds' Investment Adviser. The annual advisory fees of each WPG Fund are accrued daily and paid monthly as follows:

     WPG Tudor                   .90% of net assets up to $300 million
                                 .80% of net assets $300 million to $500 million
                                 .75% of net assets in excess of $500 million

     WPG Large Cap Growth        .75% of net assets

     WPG Core Bond               .45% of net assets

     WPG has agreed to cap operating expenses. The WPG Tudor Fund's expenses are capped at 1.70%, WPG Large Cap Growth Fund's expenses are capped at 1.40%, and WPG Core Bond Fund's expenses are capped at 0.43%. Pursuant to an agreement, beginning in 2004, WPG may seek reimbursement from the WPG Tudor Fund and WPG Large Cap Growth Fund for expenses waived by WPG during the prior two years to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At February 28, 2006, the amounts potentially recoverable by WPG from the WPG Large Cap Growth Fund pursuant to this agreement are $42,989 expiring December 31, 2006 and $54,529 expiring April 29, 2007.

     For the six-months ended February 28, 2006, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                    NET                EXPENSE
                                           ADVISORY FEES          WAIVERS         ADVISORY FEES         REIMBURSEMENT
                                           -------------        ----------        -------------         -------------
BP Small Cap Value Fund II                  $2,527,286          $   (1,161)          $2,526,125         $        --
BP Long/Short Equity Fund                    1,370,934             (79,857)           1,291,077                  --
BP Large Cap Value Fund                        170,249             (75,124)              95,125                  --
BP Mid Cap Value Fund                          225,347             (74,784)             150,563                  --
BP All-Cap Value Fund                           56,755             (56,755)                  --              53,270
WPG Tudor Fund                                 225,318                  --              225,318                  --
WPG Large Cap Growth Fund                       76,589             (47,045)              29,544                  --
WPG Core Bond Fund                             357,521            (267,707)              89,814                  --

                                                    SEMI-ANNUAL REPORT 2006 | 67

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' first $200 million of average net assets; and 0.095% of average net assets in excess of $200 million with a minimum monthly fee of $5,833.

     For the six-months ended February 28, 2006, PFPC administration and accounting services fees were as follows:

                                                          ADMINISTRATRATION
                                                           AND ACCOUNTING
                                                            SERVICE FEES
                                                          -----------------
BP Small Cap Value Fund II                                    $244,491
BP Long/Short Equity Fund                                       87,345
BP Large Cap Value Fund                                         41,015
BP Mid Cap Value Fund                                           42,421
BP All-Cap Value Fund                                           39,999
WPG Tudor Fund                                                  42,075
WPG Large Cap Growth Fund                                       38,878
WPG Core Bond Fund                                             123,368

     Included in the administration and accounting service fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services PFPC is entitled to receive a monthly fee subject to a minimum monthly fee of $3,000 per class plus per account charges and out of pocket expenses.

     For providing custodial services to the BP Funds, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.010% of the Funds' average daily gross assets or a minimum monthly fee of $1,000.

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive an annual fee of $62,500 from the BP Funds which is allocated to the BP Funds in proportion to their net assets. PFPC Distributors, Inc. is entited to receive an annual fee of $5,000 per Fund from the WPG Funds.

     At February 28, 2006, PFPC and its affiliates were due fees for their services of $72,955, $32,492, $15,807, $16,757, $15,205, $25,564, $19,170 and
$24,657 from the BP Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.


3.  CUSTODIAN  FEES (WPG TUDOR FUND, WPG LARGE CAP GROWTH FUND AND WPG CORE BOND
    FUND)

     Boston Safe Deposit and Trust provides custodial services to the WPG Funds. Each WPG Fund has entered into an expense offset agreement with Boston Safe Deposit and Trust Company, wherein it receives a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the period ended February 28, 2006, the Funds' custodian fees and related offset were as follows:

                                          CUSTODIAN FEE        OFFSET FEES
                                          -------------        -----------
WPG Tudor Fund                               $ 9,912               $  --
WPG Large Cap Growth Fund                      4,103               (275)
WPG Core Bond Fund                            12,026                  --

     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.


68 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

4.   INVESTMENT IN SECURITIES

     For the six-months ended February 28, 2006, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                INVESTMENT SECURITIES
                                          -------------------------------
                                            PURCHASES            SALES
                                          --------------     ------------
BP Small Cap Value Fund II                 $ 74,158,809      $102,597,871
BP Long/Short Equity Fund                    59,460,091        83,297,866
BP Large Cap Value Fund                      24,379,008        15,910,086
BP Mid Cap Value Fund                        22,297,047        24,630,850
BP All-Cap Value Fund                         5,268,785         2,495,817
WPG Tudor Fund                               39,132,849        42,672,144
WPG Large Cap Growth Fund                     9,319,013        11,318,277
WPG Core Bond Fund                           77,197,460        52,318,963

     Purchases and sales of long-term U.S. government obligations were:

                                            PURCHASES            SALES
                                          --------------     ------------
WPG Core Bond Fund                         $468,951,406      $487,156,647


5.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2006, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                                BP SMALL CAP VALUE FUND II
                                                             ---------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2006                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2005
                                                             -------------------------     ---------------------------
                                                               SHARES        VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales..................................................      365,890   $  8,722,445        777,812    $  18,327,856
   Repurchases............................................   (1,019,873)   (24,415,560)    (1,687,171)     (40,024,300)
   Redemption Fees*.......................................           --          5,100             --           43,603
   Reinvestments..........................................      699,447     15,555,696        656,191       15,282,691
                                                             ----------   ------------     ----------    -------------
Net Increase / (Decrease).................................       45,464   $   (132,319)      (253,168)   $  (6,370,150)
                                                             ==========   ============     ==========    =============


INVESTOR CLASS
   Sales..................................................    1,101,964   $ 26,292,743      1,070,961    $  24,915,496
   Repurchases............................................   (1,790,844)   (41,632,918)    (6,064,815)    (139,675,678)
   Redemption Fees*.......................................           --         10,584             --           98,569
   Reinvestments..........................................    1,696,877     37,110,689      1,731,042       39,744,721
                                                             ----------   ------------     ----------    -------------
Net Increase / (Decrease).................................    1,007,997   $ 21,781,098     (3,262,812)   $ (74,916,892)
                                                             ==========   ============     ==========    =============

                                                    SEMI-ANNUAL REPORT 2006 | 69

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                              BP LONG/SHORT EQUITY FUND
                                                               -------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED               FOR THE
                                                                   FEBRUARY 28, 2006                YEAR ENDED
                                                                      (UNAUDITED)                 AUGUST 31, 2005
                                                               -----------------------     ---------------------------
                                                                SHARES        VALUE          SHARES          VALUE
                                                               --------    -----------     ----------     ------------
INSTITUTIONAL CLASS
   Sales..................................................       83,439    $ 1,440,591      2,751,092     $ 44,635,106
   Repurchases............................................     (436,719)    (7,282,702)    (1,139,281)     (18,057,317)
   Redemption Fees*.......................................           --         22,446             --           27,144
   Reinvestments..........................................      484,194      8,105,408             --               --
                                                               --------    -----------     ----------     ------------
Net Increase..............................................      130,914    $ 2,285,743      1,611,811     $ 26,604,933
                                                               ========    ===========     ==========     ============
INVESTOR CLASS
   Sales..................................................        8,899    $   154,591        556,860     $  9,076,329
   Repurchases............................................     (196,092)    (3,354,725)      (143,392)      (2,274,376)
   Redemption Fees*.......................................           --          5,188             --            6,652
   Reinvestments..........................................      112,881      1,871,568             --               --
                                                               --------    -----------     ----------     ------------
Net Increase / (Decrease).................................      (74,312)   $(1,323,378)       413,468     $  6,808,605
                                                               ========    ===========     ==========     ============


                                                                               BP LARGE CAP VALUE FUND
                                                               -------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED               FOR THE
                                                                   FEBRUARY 28, 2006                YEAR ENDED
                                                                      (UNAUDITED)                 AUGUST 31, 2005
                                                               -----------------------     ---------------------------
                                                                SHARES        VALUE          SHARES          VALUE
                                                               --------    -----------     ----------     ------------
INSTITUTIONAL CLASS
   Sales..................................................      416,821    $ 6,025,966        330,361     $  4,604,925
   Repurchases............................................     (171,811)    (2,565,542)    (1,861,228)     (25,796,464)
   Reinvestments..........................................      307,357      4,164,692         21,384          297,875
                                                               --------    -----------     ----------     ------------
Net Increase / (Decrease).................................      552,367    $ 7,625,116     (1,509,483)    $(20,893,664)
                                                               ========    ===========     ==========     ============


INVESTOR CLASS
   Sales..................................................      590,441    $ 8,554,794        402,140     $  5,703,289
   Repurchases............................................     (198,468)    (2,819,075)      (194,274)      (2,796,981)
   Reinvestments..........................................      168,790      2,329,297          4,032           57,102
                                                               --------    -----------     ----------     ------------
Net Increase..............................................      560,763    $ 8,065,016        211,898     $  2,963,410
                                                               ========    ===========     ==========     ============


                                                                                BP MID CAP VALUE FUND
                                                               -------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED               FOR THE
                                                                   FEBRUARY 28, 2006                YEAR ENDED
                                                                      (UNAUDITED)                 AUGUST 31, 2005
                                                               -----------------------     ---------------------------
                                                                SHARES        VALUE          SHARES          VALUE
                                                               --------    -----------     ----------     ------------
INSTITUTIONAL CLASS
   Sales..................................................      229,789    $ 3,009,032        295,033     $  3,923,035
   Repurchases............................................     (365,497)    (5,060,244)      (215,949)      (2,832,424)
   Reinvestments..........................................      516,918      6,544,181        575,796        7,462,319
                                                               --------    -----------     ----------     ------------
Net Increase                                                    381,210    $ 4,492,969        654,880     $  8,552,930
                                                               ========    ===========     ==========     ============
INVESTOR CLASS
   Sales..................................................       82,530    $ 1,099,257        140,507     $  1,897,369
   Repurchases............................................      (57,269)      (738,453)       (73,889)        (968,387)
   Reinvestments..........................................       52,930        658,979         40,086          512,302
                                                               --------    -----------     ----------     ------------
Net Increase..............................................       78,191    $ 1,019,783        106,704     $  1,441,284
                                                               ========    ===========     ==========     ============

70 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                               BP ALL-CAP VALUE FUND
                                                               -------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED               FOR THE
                                                                   FEBRUARY 28, 2006                YEAR ENDED
                                                                      (UNAUDITED)                 AUGUST 31, 2005
                                                               -----------------------     ---------------------------
                                                                SHARES        VALUE          SHARES          VALUE
                                                               --------    -----------     ----------     ------------
INSTITUTIONAL CLASS
   Sales..................................................      239,728    $ 3,617,937        135,351     $  1,923,347
   Repurchases............................................     (164,740)    (2,481,883)       (70,683)      (1,056,193)
   Reinvestments..........................................       31,914        476,166         16,501          234,976
                                                               --------    -----------     ----------     ------------
Net Increase                                                    106,902    $ 1,612,220         81,169     $  1,102,130
                                                               ========    ===========     ==========     ============
INVESTOR CLASS
   Sales..................................................       77,220    $ 1,192,401        157,282     $  2,279,313
   Repurchases............................................      (15,170)      (231,821)       (26,670)        (388,899)
   Reinvestments..........................................       13,979        208,144          3,715           52,873
                                                               --------    -----------     ----------     ------------
Net Increase                                                     76,029    $ 1,168,724        134,327     $  1,943,287
                                                               ========    ===========     ==========     ============


                                                                        WPG TUDOR FUND
                                     ---------------------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE                        FOR THE
                                         FEBRUARY 28, 2006          PERIOD JANUARY 1, 2005 TO             YEAR ENDED
                                            (UNAUDITED)                  AUGUST 31, 2005               DECEMBER 31, 2004
                                     ------------------------        -----------------------       -------------------------
                                      SHARES        VALUE             SHARES       VALUE             SHARES        VALUE
                                     --------     -----------        --------    -----------       ----------   ------------
INSTITUTIONAL CLASS
   Sales.....................          69,387     $ 1,099,953          37,823    $   644,418          132,091   $  2,287,219
   Repurchases...............        (228,412)     (3,817,163)       (323,869)    (5,495,452)        (711,927)   (12,368,622)
   Reinvestments.............         338,981       5,199,968              --             --          304,962      5,208,756
                                     --------     -----------        --------    -----------       ----------   ------------
Net Increase / (Decrease)             179,956     $ 2,482,758        (286,046)   $(4,851,034)        (274,874)  $ (4,872,647)
                                     ========     ===========        ========    ===========       ==========   ============


                                                                    WPG LARGE CAP GROWTH FUND
                                     ---------------------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE                        FOR THE
                                         FEBRUARY 28, 2006          PERIOD JANUARY 1, 2005 TO             YEAR ENDED
                                            (UNAUDITED)                  AUGUST 31, 2005               DECEMBER 31, 2004
                                     ------------------------        -----------------------       -------------------------
                                      SHARES        VALUE             SHARES       VALUE             SHARES        VALUE
                                     --------     -----------        --------    -----------       ----------   ------------
INSTITUTIONAL CLASS
   Sales.....................          18,309     $   410,153           7,869    $   177,920          134,452   $  3,337,476
   Repurchases...............         (72,512)     (1,662,885)       (260,180)    (5,808,907)      (1,192,359)   (29,117,158)
   Reinvestments.............          78,538       1,736,482              --             --          121,536      2,775,886
                                     --------     -----------        --------    -----------       ----------   ------------
Net Increase / (Decrease)....          24,335     $   483,750        (252,311)   $ (5,630,987)       (936,371)  $(23,003,796)
                                     ========     ===========        ========    ===========       ==========   ============

                                                    SEMI-ANNUAL REPORT 2006 | 71

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                  WPG CORE BOND FUND
                                     ---------------------------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE                         FOR THE
                                         FEBRUARY 28, 2006         PERIOD JANUARY 1, 2005 TO              YEAR ENDED
                                            (UNAUDITED)                 AUGUST 31, 2005                DECEMBER 31, 2004
                                     ------------------------      -------------------------       -------------------------
                                      SHARES        VALUE             SHARES       VALUE             SHARES        VALUE
                                     --------     -----------      ----------   ------------       ----------   ------------
INSTITUTIONAL CLASS
   Sales.....................         711,672     $ 7,588,651       2,600,838   $ 27,885,333        4,653,509   $ 49,322,297
   Repurchases...............        (794,908)     (8,893,761)     (1,351,096)   (14,543,674)      (5,354,201)   (57,635,145)
   Redemption Fees*..........              --           3,747              --          1,420               --             --
   Reinvestments.............         275,181       3,387,784         311,924      3,368,054          376,259      4,030,853
                                     --------     -----------      ----------   ------------       ----------   ------------
Net Increase / (Decrease) ...         191,945     $ 2,086,421       1,561,666   $ 16,711,133         (324,433)  $ (4,281,995)
                                     ========     ===========      ==========   ============       ==========   ============
INVESTOR CLASS
   Sales.....................           3,113     $    33,156
   Repurchases...............              --              --
   Reinvestments.............               9              89
                                     --------     -----------
Net Increase ................           3,122     $    33,245
                                     ========     ===========

RETIREMENT CLASS
   Sales.....................           1,842     $    20,000
   Repurchases...............              --              --
   Reinvestments.............              35             375
                                     --------     -----------
Net Increase ................           1,877     $    20,375
                                     ========     ===========

----------
  * There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital. The WPG Core Bond Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase.

     As of February 28, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     BP Small Cap Value Fund II (4 shareholders)  54%
     BP Long/Short Equity Fund (4 shareholders)   68%
     BP Large Cap Value Fund (3 shareholder)      63%
     BP Mid Cap Value Fund (4 shareholders)       90%
     BP All-Cap Value Fund (5 shareholders)       71%
     WPG Tudor Fund                               --
     WPG Large Cap Growth Fund (1 shareholder)    11%
     WPG Core Bond Fund (5 shareholders)          60%


6.   SECURITIES LENDING (WPG TUDOR FUND AND WPG CORE BOND FUND)

     At February 28, 2006, the WPG Tudor Fund loaned securities valued at $1,026,816 (including accrued interest). For collateral the WPG Tudor Fund received a letter of credit from Banco Santander Bank in an amount equal to $1,300,000. At February 28, 2006, the WPG Core Bond Fund loaned securities with maturity dates ranging from 05/15/08 to 02/15/36 and interest rates ranging from 2.625% to 4.50% valued at $17,377,734 (including accrued interest). For collateral, the WPG Core Bond Fund received U.S. Treasury securities which were valued at $17,207,933. For the period ended February 28, 2006, the WPG Tudor Fund earned $3,777 and the WPG Core Bond Fund earned $15,568 in securities lending fees, net of custodian expenses. Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.

72 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2006, Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                                        NET UNREALIZED
                                           FEDERAL TAX          UNREALIZED          UNREALIZED           APPRECIATION/
FUND                                          COST             APPRECIATION        DEPRECIATION          DEPRECIATION
------                                    ------------         ------------        ------------          ------------
BP Small Cap Value Fund II                $322,692,077         $106,199,151        $(18,853,018)         $87,346,133
BP Long/Short Equity Fund                   60,851,406           17,169,148         (16,099,165)           1,069,983
BP Large Cap Value Fund                     47,517,770            5,678,309            (389,727)           5,288,582
BP Mid Cap Value Fund                       50,246,710            9,890,132          (1,630,109)           8,260,023
BP All-Cap Value Fund                       10,942,171            2,146,642            (307,164)           1,839,478
WPG Tudor Fund                              45,629,568            5,768,008          (2,565,062)           3,202,946
WPG Large Cap Growth Fund                   17,078,220            3,641,907            (502,056)           3,139,851
WPG Core Bond Fund                         211,689,055              185,900          (1,138,030)            (952,130)

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     ------------        -------------
BP Small Cap Value Fund II                  $4,842,920          $40,435,353
BP Long/Short Equity Fund                    2,863,078            2,766,051
BP Large Cap Value Fund                        325,835            4,674,553
BP Mid Cap Value Fund                          805,830            4,692,604
BP All-Cap Value Fund                          144,859              514,940
WPG Tudor Fund                               3,007,949            2,693,232
WPG Large Cap Growth Fund                           --            2,031,188
WPG Core Bond Fund                              (8,966)                  --

     At August 31, 2005, the WPG Core Bond Fund had capital loss carryforwards of $2,731,098 available to offset future capital gains which expire in 2007.

     During the year ended August 31, 2005, the BP Large Cap Value Fund utilized $3,129,974 of prior capital loss carryforwards, the BP Long/Short Equity Fund utilized $7,780,009 of prior capital loss carryforwards, and the WPG Core Bond Fund utilized $360,085 of prior capital loss carryforwards.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, there were no post-October capital losses or post-October currency losses incurred by the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.


8.   IN-KIND REDEMPTION

     During the year ended August 31, 2005, the BP Large Cap Value Fund distributed securities in lieu of cash for an Institutional Shareholder redemption. The shareholder received a pro-rata portion of the BP Large Cap Value Fund's holdings. The value of the redemption was $7,471,816, (of which $1,185,294 was a realized gain for financial reporting purposes). Institutional shares of 581,012 were redeemed from the BP Large Cap Value Fund as a part of this transaction. This transaction was completed following guidelines approved by the Board of Directors.

                                                    SEMI-ANNUAL REPORT 2006 | 73

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENTS: ROBECO BOSTON PARTNERS
FUNDS

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the approval of amended and restated investment advisory agreements between Boston Partners Asset Management, L.L.C. ("Boston Partners") and the Company (each an "Amended Agreement" and collectively, the "Amended Agreements"), on behalf of the Robeco Boston Partners Large Cap Value Fund and the Robeco Boston Partners All-Cap Value Fund (each a "Fund" and collectively the "Funds"), at a meeting of the Board held on February 15, 2006 (the "2006 Meeting"). The Directors noted that the annual review and renewal of the Funds' investment advisory agreements ("Prior Agreements") had been considered at the meeting of the Board held on May 25, 2005 (the "2005 Meeting"), and that the Amended Agreements were being considered as a result of reductions by Boston Partners in the contractual advisory fee rates payable by the Funds. The Directors also noted that the annual review and renewal of the Amended Agreements would be considered at the meeting of the Board of Directors to be held on May 25, 2006.

     At the 2006 Meeting, the Board approved the Amended Agreements for a term ending on August 16, 2006 and renewed annually thereafter. The Board's decision to approve the Amended Agreements reflects the exercise of its business judgment to continue the existing arrangement with Boston Partners with respect to the Funds at reduced contractual advisory fee rates. In approving the Amended Agreements, the Board considered information provided by Boston Partners at both the 2005 Meeting and the 2006 Meeting with the assistance and advice of counsel to the Independent Directors and the Company. In considering the approval of the Amended Agreements, the Directors took into account all materials provided prior to and during the 2005 Meeting and the 2006 Meeting, the presentations made during the 2005 Meeting and the 2006 Meeting, and the discussions with the Adviser during the 2005 Meeting and the 2006 Meeting. The Directors noted the factors that they had considered in connection with their review and approval of the Prior Agreements at the 2005 Meeting as well as information on the reduced contractual advisory fee rates for the Funds and related changes in the Adviser's advisory fee waiver and expense reimbursement arrangements for the Funds discussed at the 2006 Meeting. No one factor was determinative in the Board's consideration of the Amended Agreements. The Directors then met in executive session with counsel to discuss and consider information presented in connection with the approval of the Amended Agreements as well as the Directors' responsibilities and duties in approving the Amended Agreements.

     The Directors evaluated the reduction in the contractual advisory fee rate for the Robeco Boston Partners All-Cap Value Fund, noting that the contractual advisory fee rate would be reduced to 0.80% from 1.00% of average net assets. The Directors also considered that for the one-year period ended December 31, 2005, the Fund had outperformed its benchmark. The Directors then noted that Boston Partners also had agreed to modify its fee waiver and expense reimbursement arrangements for the Fund to limit the total annual operating expenses for the Fund's Investor Class and Institutional Class to 1.20% and 0.95%, respectively, of average net assets through December 31, 2006. Previously, Boston Partners had waived its advisory fee and reimbursed expenses to limit the total annual operating expenses of the Fund's Investor Class and Institutional Class to 1.50% and 1.25%, respectively, of average net assets. The Directors considered and assessed the reasons for the reduction in the contractual advisory fee rate and the overall impact of the reduction on the performance of the Fund relative to its benchmark.

74 | SEMI-ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

     The Directors then evaluated the reduction in the contractual advisory fee rate of the Robeco Boston Partners Large Cap Value Fund, noting that the contractual advisory fee rate would be reduced to 0.60% from 0.75% of average net assets. The Directors also considered that for the one-year period ended December 31, 2005, the Fund had outperformed its benchmark. The Directors then noted that Boston Partners had agreed to modify its advisory fee waiver and expense reimbursement arrangements for the Fund to limit the total annual operating expenses of the Fund's Investor Class and Institutional Class to 1.00% and 0.75%, respectively, of average net assets through December 31, 2006. Previously, Boston Partners had waived its advisory fee and reimbursed expenses to limit the total annual operating expenses of the Fund's Investor Class and Institutional Class to 1.25% and 1.00%, respectively, of average net assets. The Directors considered and assessed the reasons for the reduction in the contractual advisory fee rate and the overall impact of the reduction on the performance of the Fund relative to its benchmark.

     The Directors then determined, considering the information presented at both the 2005 Meeting and the 2006 Meeting, that the nature, extent and quality of the services provided by Boston Partners in advising the Funds was satisfactory; the profits earned by Boston Partners seemed reasonable; and the benefits derived by Boston Partners from managing the Funds, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by each Fund as a result of asset growth. Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment that the Amended Agreements be approved.

                                                    SEMI-ANNUAL REPORT 2006 | 75

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISERS
                               -------------------
                      Boston Partners Asset Management, LLC
                                 28 State Street
                                Boston, MA 02109
                        Weiss, Peck and Greer Investments
                                909 Third Avenue
                               New York, NY 10022


                                  ADMINISTRATOR
                                  -------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860


                                   DISTRIBUTOR
                                   -----------
                             PFPC Distributors, Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406


                                   CUSTODIANS
                                   ----------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                             Boston Safe Deposit and
                                  Trust Company
                               One Exchange Place
                                Boston, MA 02109

                         INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                         -----------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042

                                    COUNSEL
                                    -------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996




                            [GRAPHIC OMITTED] ROBECO

                                   ---------
                                      THE
                                   SCHNEIDER
                                     FUNDS
                                   ---------

                              OF THE RBB FUND, INC.


                         SCHNEIDER SMALL CAP VALUE FUND


                              SCHNEIDER VALUE FUND


                               -----------------
                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006
                                  (Unaudited)
                               -----------------




[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
SCHNEIDER CAPITAL MANAGEMENT

   This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2006


Dear Fellow Shareholder:

   We are pleased to provide you with the semi-annual report for The Schneider Funds for the six months ended February 28, 2006.

INVESTMENT CLIMATE

   "It takes a licking  and keeps on  ticking".....despite  a backdrop of rising short-term interest rates, energy costs and inflation concerns, healthy economic and corporate earnings growth led U.S. equities to moderate gains during the period. The Russell 3000(R) Index, which measures the performance of the broad U.S. equity market, posted a 6.6% return for the six months ended February 28, 2006. Small capitalization stocks continued their six-year streak of outperformance versus large caps.

   The past four years have marked a notable period of sustained, above-trend growth in the U.S. economy and corporate profits. However, it appears that the domestic economy is currently in transition to a slower-growth environment led by softness in consumer spending.

   We believe that positive momentum in the global economy will be sufficient to offset the dampening effect of the Fed's interest rate increases. GDP growth outside the U.S. should be well above 3% in 2006, keeping the world economy on track for its fourth consecutive year of above-trend growth. As a result, we are favorably inclined toward businesses that can generate top-line growth from non-U.S. demand.

Strong corporate balance sheets should provide an impetus for further dividend increases, share buybacks and acquisitions in 2006, but we think that there will also be a continued pickup in capital expenditures. For this reason, the Funds continue to have exposure to later-stage capital goods stocks as we expect the days of open-ended consumer demand to draw to a close.

SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

   The Small Cap Value Fund produced favorable results during the six months ended February 28, 2006, returning 9.75% versus 8.80% for the benchmark Russell 2000(R) Value Index. Since inception on September 2, 1998, the Fund has performed exceptionally well in delivering a 29.1% annualized total return versus 14.7 % for the index.

   The Fund has made successful investments in companies that are benefiting from the cyclical upswing in the office real estate market. EMCOR Group and Jones Lang LaSalle were notably strong performers during the period. We expect to see the industry's improving health lead to favorable trends in leasing activity, property transactions and new construction.

   B/E Aerospace, the largest Fund position and a successful long-term holding, made a major contribution during the past six months. We purchased the stock in 2003 in anticipation of an upswing in the commercial aerospace cycle that is now on firm footing. The order cycle for commercial aircraft continues to look bright, and we also expect the company's backlog to expand from airlines that are retrofitting their international first-class seating.

------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                FEBRUARY 28, 2006


   We have increased the Fund's commitment to financial stocks, although we are still underweighted relative to the benchmark. The current interest rate environment has exerted downward pressure on select financials and provided the opportunity to invest in Anworth Mortgage Asset and Deerfield Triarc Capital. These REITs invest in mortgage-backed securities that are sensitive to interest rate fluctuations, but are not exposed to credit risk. We expect their earnings to benefit as the yield curve returns to a more normal long-term relationship.

SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

   Results for the Value Fund fell short of the benchmark over the six months ended February 28, 2006, returning 5.19% versus 7.33% for the Russell 1000(R)
Value Index. Since the inception date of September 30, 2002, the Fund has performed exceedingly well in delivering a 29.08% annualized total return versus 19.77% for the benchmark.

   A number of success stories such as CSX Corp., AON Corp. and Tate & Lyle PLC were outweighed by the more significant drop in a few portfolio holdings, particularly Reliant Energy, and also Visteon Corp. and Liberty Global. We feel confident that these undervalued companies can eventually realize their true earnings potential, gain investor favor and rebound in price.

   Reliant Energy operates two unrelated businesses: an unregulated wholesale power generation business centered primarily in the mid-Atlantic region, and a deregulated retail power supply business in Texas. We made our initial investment in 2003 in anticipation of a long-term cyclical rebound in the wholesale power market, and our investment case is right on track. Electricity demand is growing at a faster rate than supply in Reliant's key markets (Mid-Atlantic, California, Texas), and the company is poised for a recovery in operating margins that should become evident as 2007 comes more into focus. The stock, a top performer for the Fund in 2003 and 2004, pulled back last October when temporary troubles at the Texas retail unit resulted in a poor 2006 earnings outlook. It is a very cheap stock relative to net asset value. We believe that investor confidence will eventually be restored, and it remains a top holding in the portfolio.

   During the period our exposure to the Financial Services sector nearly doubled, although we remain underweighted relative to the benchmark index. Rising rates and a flat yield curve have exerted pressure on select financials. This environment enabled us to increase our exposure through new names like Annaly Mortgage Management, a REIT that invests in mortgage-backed securities with no credit risk, and Countrywide Financial, which is engaged primarily in residential mortgage banking and related businesses.

   We also added to our position in Fannie Mae. We believe the stock is undervalued relative to its peak earning power, and we anticipate improved returns from both its mortgage guaranty business and investment portfolio holdings.

   We appreciate your continuing support of the Funds.



   /s/ Arnold C. Schneider III

   Arnold C. Schneider III, CFA
   Chief Investment Officer & Portfolio Manager
   Schneider Capital Management

----------
The fund is actively managed on a daily basis, and the securities mentioned herein may not be representative of current or future portfolio composition. For more specific information about fund holdings, please refer to the Portfolio of Investments section in this report.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund vs. Russell 2000(R) Value Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                 Schneider Small Cap Value Fund     Russell 2000 Value Index
                 ------------------------------     ------------------------
9/2/98                      $10,000.00                    $10,000.00
9/30/98                      10,000.00                     10,362.46
10/31/98                     11,930.00                     10,670.14
11/30/98                     12,410.00                     10,958.97
12/31/98                     12,470.71                     11,302.59
1/31/99                      13,785.55                     11,046.05
2/28/99                      12,531.39                     10,291.88
3/31/99                      13,006.76                     10,206.99
4/30/99                      15,221.75                     11,138.79
5/31/99                      16,233.16                     11,481.15
6/30/99                      18,043.59                     11,896.87
7/31/99                      18,731.35                     11,614.52
8/31/99                      18,245.87                     11,189.98
9/30/99                      17,517.66                     10,966.27
10/31/99                     16,759.10                     10,746.81
11/30/99                     17,456.97                     10,802.52
12/31/99                     18,340.82                     11,134.43
1/31/00                      17,832.99                     10,843.25
2/29/00                      18,069.19                     11,505.98
3/31/00                      19,391.91                     11,559.95
4/30/00                      19,391.91                     11,628.35
5/31/00                      19,769.82                     11,450.93
6/30/00                      19,840.68                     11,785.51
7/31/00                      19,734.39                     12,178.19
8/31/00                      20,750.05                     12,722.64
9/30/00                      20,844.53                     12,650.54
10/31/00                     20,490.23                     12,605.62
11/30/00                     19,415.52                     12,349.02
12/31/00                     21,494.55                     13,675.90
1/31/01                      24,177.81                     14,053.39
2/28/01                      23,127.22                     14,034.00
3/31/01                      22,034.04                     13,808.88
4/30/01                      23,325.98                     14,448.03
5/31/01                      24,546.94                     14,819.59
6/30/01                      25,100.63                     15,415.83
7/31/01                      24,873.48                     15,070.14
8/31/01                      24,887.67                     15,017.92
9/30/01                      20,855.67                     13,360.11
10/31/01                     21,863.67                     13,709.06
11/30/01                     23,950.66                     14,694.12
12/31/01                     25,657.04                     15,593.79
1/31/02                      25,477.20                     15,800.78
2/28/02                      25,447.23                     15,897.00
3/31/02                      28,414.57                     17,087.52
4/30/02                      29,388.70                     17,688.99
5/31/02                      29,088.97                     17,103.97
6/30/02                      27,785.14                     16,725.28
7/31/02                      22,824.58                     14,240.28
8/31/02                      22,210.13                     14,177.00
9/30/02                      19,767.30                     13,164.30
10/31/02                     19,887.20                     13,362.30
11/30/02                     23,484.00                     14,428.60
12/31/02                     21,848.00                     13,812.20
1/31/03                      20,911.90                     13,423.30
2/28/03                      20,292.80                     12,972.05
3/31/03                      20,126.74                     13,110.59
4/30/03                      23,010.62                     14,355.89
5/31/03                      26,664.53                     15,821.69
6/30/03                      27,313.78                     16,089.78
7/31/03                      30,469.44                     16,892.13
8/31/03                      34,002.57                     17,533.79
9/30/03                      33,202.33                     17,332.68
10/31/03                     38,366.13                     18,745.98
11/30/03                     42,291.82                     19,465.57
12/31/03                     45,017.43                     20,169.58
1/31/04                      46,404.57                     20,866.94
2/29/04                      47,517.51                     21,271.01
3/31/04                      47,743.30                     21,565.18
4/30/04                      46,114.20                     20,449.92
5/31/04                      46,388.40                     20,696.77
6/30/04                      48,985.30                     21,747.93
7/31/04                      47,340.10                     20,748.17
8/31/04                      46,920.70                     20,951.73
9/30/04                      48,469.10                     21,781.42
10/31/04                     48,582.10                     22,119.03
11/30/04                     54,082.20                     24,080.99
12/31/04                     57,276.80                     24,656.52
1/31/05                      54,009.50                     23,702.32
2/28/05                      56,088.70                     24,173.99
3/31/05                      54,851.10                     23,676.01
4/30/05                      50,420.40                     22,454.33
5/31/05                      54,009.50                     23,824.04
6/30/05                      56,979.80                     24,877.06
7/31/05                      62,103.50                     26,292.57
8/31/05                      61,732.20                     25,687.84
9/30/05                      62,128.00                     25,644.00
10/31/05                     60,222.00                     25,001.00
11/30/05                     62,079.00                     26,016.00
12/31/05                     62,904.00                     25,815.00
1/31/06                      66,116.00                     27,950.00
2/28/06                      67,752.00                     27,947.00


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.


--------------------------------------------------------------------------------
              Total Returns For the Period Ended February 28, 2006

                                                     AVERAGE ANNUAL
                                             ----------------------------------
                                    SIX                                SINCE
                                  MONTHS     ONE YEAR   FIVE YEARS   INCEPTION*
                                  ------     --------   ----------   ----------

SCHNEIDER SMALL CAP VALUE          9.75%      20.80%      23.98%       29.10%
RUSSELL 2000(R) VALUE INDEX        8.80%      15.62%      14.77%       14.70%
* Inception date: 9/2/98
--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

   The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $22.36 per share on February 28, 2006, adjusted for dividends and distributions totaling $25.07 per share paid from net investment income and realized gains.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)



             Comparison of Change in Value of $10,000 Investment in
              Schneider Value Fund vs. Russell 1000(R) Value Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                  Russell 1000 Value Index
                        Schneider Value          Aggregate Inst & Investor
                        ---------------          --------------------------
30-Sep-02                 $10,000.00                    $10,000.00
10/31/02                   10,660.00                     10,620.00
11/30/02                   11,950.00                     11,289.00
12/31/02                   11,237.00                     10,799.00
1/31/03                    10,636.00                     10,537.00
2/28/03                    10,566.00                     10,256.00
3/31/03                    10,796.00                     10,274.00
4/30/03                    11,638.00                     11,178.00
5/31/03                    13,042.00                     11,899.00
6/30/03                    13,252.00                     12,048.00
7/31/03                    13,984.00                     12,228.00
8/31/03                    14,846.00                     12,418.00
9/30/03                    14,495.00                     12,297.00
10/31/03                   15,628.00                     13,049.00
11/30/03                   16,430.00                     13,226.00
12/31/03                   17,738.00                     14,042.00
1/31/04                    18,396.00                     14,289.00
2/29/04                    18,929.00                     14,595.00
3/31/04                    18,950.00                     14,467.00
4/30/04                    18,438.00                     14,114.00
5/31/04                    19,044.00                     14,258.00
6/30/04                    19,775.00                     14,594.00
7/31/04                    19,023.00                     14,389.00
8/31/04                    19,034.00                     14,594.00
9/30/04                    19,431.00                     14,820.00
10/31/04                   19,713.00                     15,066.00
11/30/04                   21,290.00                     15,828.00
12/31/04                   22,123.00                     16,358.00
1/31/05                    21,305.00                     16,067.00
2/28/05                    21,769.00                     16,599.00
3/31/05                    21,647.00                     16,372.00
4/30/05                    20,354.00                     16,079.00
5/31/05                    21,481.00                     16,466.00
6/30/05                    22,067.00                     16,645.00
7/31/05                    22,897.00                     17,127.00
8/31/05                    22,720.00                     17,053.00
9/30/05                    22,742.00                     17,292.00
10/31/05                   21,913.00                     16,852.00
11/30/05                   22,576.00                     17,403.00
12/31/05                   23,102.00                     17,510.00
1/31/06                    23,495.00                     18,189.00
2/28/06                    23,900.00                     18,300.00


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.


--------------------------------------------------------------------------------
              Total Returns For the Period Ended February 28, 2006

                                                         AVERAGE ANNUAL
                                                    -------------------------
                                            SIX                    SINCE
                                          MONTHS     ONE YEAR    INCEPTION*
                                          ------     --------    ----------
SCHNEIDER VALUE                             5.19%       9.79%      29.08%
RUSSELL 1000(R) VALUE INDEX                 7.33%      10.26%      19.77%
* Inception date: 9/30/02
--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

   The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $20.08 per share on February 28, 2006, adjusted for dividends and distributions totaling $3.33 per share paid from net investment income and realized gains.

                          SCHNEIDER CAPITAL MANAGEMENT

                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2005 through February 28, 2006.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT

                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)


                                                                   SCHNEIDER SMALL CAP VALUE FUND
                                            -------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT VALUE         ENDING ACCOUNT VALUE             EXPENSES PAID
                                               SEPTEMBER 1, 2005              FEBRUARY 28, 2006              DURING PERIOD*
                                            -----------------------         --------------------             --------------
 Actual                                            $1,000.00                      $1,097.50                      $5.72
 Hypothetical (5% return before expenses)           1,000.00                       1,019.27                       5.52


                                                                       SCHNEIDER VALUE FUND
                                            -------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT VALUE         ENDING ACCOUNT VALUE             EXPENSES PAID
                                               SEPTEMBER 1, 2005              FEBRUARY 28, 2006              DURING PERIOD*
                                            -----------------------         --------------------             --------------
 Actual                                            $1,000.00                      $1,051.90                      $4.32
 Hypothetical (5% return before expenses)           1,000.00                       1,020.53                       4.27

*  Expenses  are equal to an  annualized  expense  ratio of 1.10% for the  Schneider  Small Cap Value Fund and 0.85% for the
   Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period,  multiplied by the number of days in the most recent fiscal half-year  (181),  then divided by 365 to reflect the one-half  year period.  The Fund's  ending  account  values on the first line in each table are based on the actual total return for each Fund of 9.75% for the Schneider Small Cap Value Fund and 5.19% for the Schneider Value Fund.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                % OF NET
                                                  ASSETS            VALUE
                                                ---------      ------------
Domestic Common Stocks:
   Real Estate Investment Trust .............      13.3%       $ 14,064,866
   Aerospace & Defense ......................       8.0           8,410,672
   Electrical Equipment .....................       5.7           6,002,092
   Real Estate ..............................       5.2           5,500,005
   Semiconductors & Related .................       4.4           4,612,085
   Semiconductor Equipment ..................       3.6           3,774,495
   Manufactured Housing .....................       3.5           3,746,620
   Computer Software ........................       2.8           3,051,976
   Retail - Specialty Stores ................       2.5           2,665,578
   Savings & Loan Associations ..............       2.5           2,606,656
   Energy & Utilities .......................       2.4           2,569,718
   Pipes Lines (No Nat. Gas) ................       2.4           2,489,744
   Manufacturing ............................       2.2           2,340,303
   Airlines .................................       2.2           2,337,181
   Diversified ..............................       2.1           2,260,104
   Banks ....................................       2.1           2,165,958
   Transportation ...........................       2.0           2,150,451
   Insurance ................................       2.0           2,092,696
   Computer Components ......................       2.0           2,069,907
   Office Furnishings .......................       1.9           2,006,810
   Farm Machinery & Equipment ...............       1.6           1,694,007
   Aircraft Parts & Auxiliary
     Equipment, Nec .........................       1.5           1,582,976
   Restaurants ..............................       1.3           1,405,560
   Paper & Forestry Products ................       1.3           1,372,288
   Chemicals - Specialty ....................       1.2           1,294,828
   Agriculture ..............................       1.1           1,184,218
   Leisure & Entertainment ..................       1.1           1,162,160
   Automobile Parts & Equipment .............       1.0           1,101,568
   Finance - Diversified ....................       1.0           1,065,501
   Schools ..................................       1.0           1,050,732
   Hotels & Restaurants .....................       1.0           1,026,076
   Utilities ................................       1.0           1,016,260
   Electronics ..............................       0.9             951,613
   Services - Computer Processing
     & Data Preparation .....................       0.9             949,494
   Services - Engineering Services ..........       0.9             922,245
   Chemicals & Plastic ......................       0.8             844,651
   Metals & Mining ..........................       0.8             843,950
   Commercial Services ......................       0.7             761,674
   Fertilizers ..............................       0.7             703,621

                                                % OF NET
                                                  ASSETS            VALUE
                                                ---------      ------------

   Construction .............................       0.6%       $    608,027
   Machinery ................................       0.6             589,667
   Paper & Allied Products ..................       0.5             501,150
   Electrical Work ..........................       0.5             491,190
   Footwear .................................       0.4             468,510
   Home Furnishings .........................       0.3             360,470
   Technology ...............................       0.2             252,135
   Computers ................................       0.2             189,193
   Oil & Gas Exploration ....................       0.2             185,640
Exchange Traded Funds .......................       1.4           1,433,934
Mexican Common Stocks:
Broadcasting & Cable Television .............       1.1           1,178,714
Temporary Investments .......................       1.0           1,032,628
Canadian Common Stocks ......................       0.7             732,235
Liabilities In Excess of Other
   Assets ...................................      (0.3)           (321,338)
                                                  ------       ------------
NET ASSETS ..................................     100.0%       $105,553,494
                                                  ======       ============

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                % OF NET
                                                  ASSETS           VALUE
                                                ---------      ------------

Domestic Common Stocks:
Financial Services ..........................      14.2%       $10,464,750
   Energy & Utilities .......................       4.8          3,553,460
   Electronic Components &
     Accessories ............................       4.8          3,530,987
   Real Estate Investment Trust .............       4.6          3,370,527
   Insurance ................................       4.4          3,272,104
   Broadcasting & Cable Television ..........       4.4          3,246,071
   Aerospace & Defense ......................       4.2          3,069,955
   Transportation ...........................       3.9          2,876,776
   Banks ....................................       3.8          2,767,168
   Industrial Goods & Materials .............       3.1          2,321,745
   Manufacturing ............................       3.0          2,201,984
   Food .....................................       2.9          2,172,813
   Leisure & Entertainment ..................       2.6          1,902,011
   Wholesale - Drug Distribution ............       2.4          1,784,412
   Automobiles ..............................       2.4          1,766,472
   Paper & Forestry Products ................       2.3          1,708,595
   Hotels & Restaurants .....................       2.2          1,641,970
   Agricultural Chemicals ...................       1.9          1,379,325
   Computers, Software & Servicing ..........       1.9          1,373,791
   Medical & Medical Services ...............       1.8          1,328,401
   Semi-conductors & Related ................       1.8          1,315,195
   Retail - Department Stores ...............       1.7          1,242,441
   Wholesale - Distribution .................       1.6          1,194,406
   Electronic Components ....................       1.3            993,419
   Electronics ..............................       1.3            953,136
   Retail - Consumer Electronics
     Stores .................................       1.1            807,605
   Home Furnishings & Housewares ............       1.1            801,436
   Automobile Parts & Equipment .............       0.9            685,136
   Telecommunications & Equipment ...........       0.9            679,542
   Packaging & Containers ...................       0.8            581,849
   Chemicals - Specialty ....................       0.7            513,943
   Dairy Products ...........................       0.7            489,920
   Airlines .................................       0.7            482,137
   Air Conditioning & Warm Heating
     Equipment ..............................       0.6            465,065
   Gambling - Non Hotel .....................       0.4            320,448
   Chemicals - Diversified ..................       0.4            275,196
   Savings & Loan Associations ..............       0.3            193,719
   Commercial Services ......................       0.2            169,357


                                                % OF NET
                                                  ASSETS           VALUE
                                                ---------      ------------

   Real Estate ..............................       0.2%       $   165,107
   Power, Distribution & Specialty
     Transformers ...........................       0.1             56,225
Exchange Traded Funds .......................       2.2          1,634,658
Temporary Investments .......................       2.1          1,539,260
Corporate Bonds .............................       1.0            763,587
Canadian Common Stocks ......................       0.8            615,513
British Common Stocks:
Advertising .................................       0.3            183,780
Other Assets In Excess of Liabilities .......       1.2            861,192
                                                  ------       -----------
NET ASSETS ..................................     100.0%       $73,716,589
                                                  ======       ===========


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                    SHARES          VALUE
                                                  ---------      ------------

DOMESTIC COMMON STOCKS -- 96.1%
AEROSPACE & DEFENSE -- 8.0%
AAR Corp.* ..................................       106,705      $  2,700,704
BE Aerospace, Inc.* .........................       184,090         4,416,319
CAE, Inc. ...................................       155,300         1,293,649
                                                                 ------------
                                                                    8,410,672
                                                                 ------------
AGRICULTURE -- 1.1%
Corn Products International, Inc. ...........        43,925         1,184,218
                                                                 ------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 1.5%
Triumph Group, Inc.* ........................        37,825         1,582,976
                                                                 ------------
AIRLINES -- 2.2%
AirTran Holdings, Inc.* .....................       131,450         2,337,181
                                                                 ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.0%
American Axle & Manufacturing
   Holdings, Inc. ...........................        47,875           776,533
Visteon Corp.* ..............................        69,750           325,035
                                                                 ------------
                                                                    1,101,568
                                                                 ------------
BANKS -- 2.1%
First BanCorp ...............................        79,700         1,009,002
W. Holding Co., Inc .........................       143,900         1,156,956
                                                                 ------------
                                                                    2,165,958
                                                                 ------------
CHEMICALS & PLASTIC -- 0.8%
A. Schulman, Inc. ...........................        36,050           844,651
                                                                 ------------
CHEMICALS - SPECIALTY -- 1.2%
Cytec Industries, Inc. ......................        24,275         1,294,828
                                                                 ------------
COMMERCIAL SERVICES -- 0.7%
Convergys Corp.* ............................        43,850           761,674
                                                                 ------------
COMPUTER COMPONENTS -- 2.0%
Lexar Media, Inc.* ..........................       165,600         1,109,520
Silicon Storage Technology, Inc.*  ..........       212,475           960,387
                                                                 ------------
                                                                    2,069,907
                                                                 ------------


                                                    SHARES          VALUE
                                                  ---------      ------------

COMPUTER SOFTWARE -- 2.8%
Dendrite International, Inc.* ...............        14,575      $    193,848
Insight Enterprises, Inc.* ..................        47,725         1,027,519
Internet Capital Group, Inc.* ...............        86,800           789,880
NetIQ Corp.* ................................         9,650           109,045
Take-Two Interactive Software, Inc. .........        59,800           931,684
                                                                 ------------
                                                                    3,051,976
                                                                 ------------
COMPUTERS -- 0.2%
Brocade Communications Systems,
   Inc.* ....................................        35,900           189,193
                                                                 ------------
CONSTRUCTION -- 0.6%
Infrasource Services, Inc.* .................        34,025           608,027
                                                                 ------------
DIVERSIFIED -- 2.1%
Acuity Brands, Inc. .........................        32,550         1,285,399
Viad Corp. ..................................        30,450           974,705
                                                                 ------------
                                                                    2,260,104
                                                                 ------------
ELECTRICAL EQUIPMENT -- 5.7%
EMCOR Group, Inc.* ..........................        71,300         3,107,967
GameStop Corp., Class A* ....................        19,575           783,587
General Cable Corp.* ........................        74,650         2,015,550
GrafTech International, Ltd.* ...............        18,625            94,988
                                                                 ------------
                                                                    6,002,092
                                                                 ------------
ELECTRICAL WORK -- 0.5%
Integrated Electrical Services, Inc.* .......       509,005           491,190
                                                                 ------------
ELECTRONICS -- 0.9%
Curtiss-Wright Corp. ........................        14,200           878,128
ProQuest Company* ...........................         3,450            73,485
                                                                 ------------
                                                                      951,613
                                                                 ------------
ENERGY & UTILITIES -- 2.4%
Reliant Energy, Inc.* .......................       252,925         2,569,718
                                                                 ------------
FARM MACHINERY & EQUIPMENT -- 1.6%
AGCO Corp.* .................................        86,650         1,694,007
                                                                 ------------
FERTILIZERS -- 0.7%
LESCO, Inc.* ................................        43,300           703,621
                                                                 ------------
FINANCE - DIVERSIFIED -- 1.0%
Doral Financial Corp. .......................        95,475         1,065,501
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                    SHARES          VALUE
                                                  ---------      ------------

FOOTWEAR -- 0.4%
Barry (R.G) Corp.* ..........................        72,750      $    468,510
                                                                 ------------
HOME FURNISHINGS -- 0.3%
La-Z-Boy, Inc. ..............................        22,600           360,470
                                                                 ------------
HOTELS & RESTAURANTS -- 1.0%
Interstate Hotels & Resorts, Inc.* ..........        90,975           434,860
Orient-Express Hotels, Ltd., Class A ........        16,950           591,216
                                                                 ------------
                                                                    1,026,076
                                                                 ------------
INSURANCE -- 2.0%
Assured Guaranty, Ltd. ......................        14,425           380,820
Platinum Underwriters Holdings, Ltd. ........         6,525           199,796
ProAssurance Corp.* .........................        29,481         1,512,080
                                                                 ------------
                                                                    2,092,696
                                                                 ------------
LEISURE & ENTERTAINMENT -- 1.1%
Intrawest Corp. .............................        36,500         1,162,160
                                                                 ------------
MACHINERY -- 0.6%
Terex Corp.* ................................         7,450           589,667
                                                                 ------------
MANUFACTURED HOUSING -- 3.5%
Champion Enterprises, Inc.* .................       121,125         1,879,860
Fleetwood Enterprises, Inc.* ................       165,200         1,866,760
                                                                 ------------
                                                                    3,746,620
                                                                 ------------
MANUFACTURING -- 2.2%
Griffon Corp.* ..............................        31,975           752,052
Jacuzzi Brands, Inc.* .......................        21,800           213,204
Navistar International Corp.* ...............        46,850         1,375,047
                                                                 ------------
                                                                    2,340,303
                                                                 ------------
METALS & MINING -- 0.8%
Brush Engineered Materials, Inc.*  ..........        48,475           843,950
                                                                 ------------
OFFICE FURNISHINGS -- 1.9%
Interface, Inc., Class A* ...................       181,120         2,006,810
                                                                 ------------
OIL & GAS EXPLORATION -- 0.2%
Aquila, Inc.* ...............................        47,600           185,640
                                                                 ------------
PAPER & ALLIED PRODUCTS -- 0.5%
Schweitzer-Mauduit International, Inc. ......        19,500           501,150
                                                                 ------------


                                                    SHARES          VALUE
                                                  ---------      ------------

PAPER & FORESTRY PRODUCTS -- 1.3%
Longview Fibre Co. ..........................        37,175      $    699,633
Neenah Paper, Inc. ..........................        21,975           672,655
                                                                 ------------
                                                                    1,372,288
                                                                 ------------
PIPES LINES (NO NATURAL GAS) -- 2.4%
Hudson Highland Group, Inc.* ................       150,075         2,489,744
                                                                 ------------
REAL ESTATE -- 5.2%
American Real Estate Partners, L.P. .........        16,800           723,912
California Coastal Communities, Inc.* .......         1,000            38,490
Jones Lang LaSalle, Inc. ....................        39,125         2,647,980
MI Developments, Inc., Class A ..............        61,550         2,089,623
                                                                 ------------
                                                                    5,500,005
                                                                 ------------
REAL ESTATE INVESTMENT TRUST -- 13.3%
American Financial Realty Trust .............        69,775           824,741
American Home Mortgage Investment
   Corp .....................................       119,800         3,414,300
Anworth Mortgage Asset Corp. ................       358,700         2,693,837
Bedford Property Investors, Inc. ............        48,100         1,290,042
Boykin Lodging Co.* .........................       194,425         2,484,752
Deerfield Triarc Capital Corp. ..............        70,125           915,833
MeriStar Hospitality Corp.* .................       231,100         2,382,641
Sunstone Hotel Investors, Inc. ..............         2,000            58,720
                                                                 ------------
                                                                   14,064,866
                                                                 ------------
RESTAURANTS -- 1.3%
Triarc Companies., Inc., Class A* ...........        90,100         1,405,560
                                                                 ------------
RETAIL - SPECIALTY STORES -- 2.5%
Eddie Bauer Holdings, Inc.* .................        18,525           277,875
MarineMax, Inc.* ............................        37,875         1,168,823
Pep Boys-Manny, Moe & Jack, (The) ...........        17,300           271,610
Stein Mart, Inc. ............................         9,975           166,383
West Marine, Inc.* ..........................        60,675           780,887
                                                                 ------------
                                                                    2,665,578
                                                                 ------------
SAVINGS & LOAN ASSOCIATIONS -- 2.5%
First Niagara Financial Group, Inc. .........        66,725           940,155
Flagstar Bancorp, Inc. ......................        54,600           843,570
Partners Trust Financial Group, Inc. ........        18,000           212,040
Provident Financial Services, Inc. ..........        27,925           519,405
Provident New York Bancorp ..................         7,675            91,486
                                                                 ------------
                                                                    2,606,656
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                    SHARES          VALUE
                                                  ---------      ------------


SCHOOLS -- 1.0%
Corinthian Colleges, Inc.* ..................        81,075      $  1,050,732
                                                                 ------------
SEMICONDUCTOR EQUIPMENT -- 3.6%
Advanced Energy Industries, Inc.* ...........        28,150           403,108
Alliance Semiconductor Corp.* ...............       218,975           571,525
Axcelis Technologies, Inc.* .................        20,975           144,937
BE Semiconductor Industries N.V.* ...........       527,818         2,654,925
                                                                 ------------
                                                                    3,774,495
                                                                 ------------
SEMICONDUCTORS & RELATED -- 4.4%
ASM International N.V.* .....................       166,950         3,101,931
STATS ChipPAC, Ltd. -- ADR* .................       186,950         1,317,997
ZiLOG, Inc.* ................................        85,025           192,157
                                                                 ------------
                                                                    4,612,085
                                                                 ------------
SERVICES - COMPUTER PROCESSING
& DATA PREPARATION -- 0.9%
Source Interlink Companies., Inc.* ..........        88,325           949,494
                                                                 ------------
SERVICES - ENGINEERING SERVICES -- 0.9%
Washington Group International, Inc. ........        15,800           922,245
                                                                 ------------
TECHNOLOGY -- 0.2%
Mercury Computer Systems, Inc* ..............        14,625           252,135
                                                                 ------------
TRANSPORTATION -- 2.0%
Alexander & Baldwin, Inc. ...................        17,100           833,283
Florida East Coast, Inc. ....................        11,375           578,305
Genesee & Wyoming, Inc.* ....................        16,150           738,863
                                                                 ------------
                                                                    2,150,451
                                                                 ------------
UTILITIES -- 1.0%
Avista Corp. ................................        51,850         1,016,260
                                                                 ------------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $84,370,886) .....................                     101,497,321
                                                                 ------------

CANADIAN COMMON STOCK -- 0.7%
REAL ESTATE INVESTMENT TRUST -- 0.7%
Boardwalk Real Estate Investment
  Trust .....................................         1,350            27,843
Trizec Canada, Inc. .........................        31,250           704,392
                                                                 ------------
                                                                      732,235
                                                                 ------------
   TOTAL CANADIAN COMMON STOCK
     (Cost $590,351) ........................                         732,235
                                                                 ------------


                                                    SHARES          VALUE
                                                  ---------      ------------

MEXICAN COMMON STOCK -- 1.1%
BROADCASTING & CABLE TELEVISION -- 1.1%
TV Azteca, S.A. de C.V ......................     1,837,275      $  1,178,714
                                                                 ------------
   TOTAL MEXICAN COMMON STOCK
     (Cost $1,049,519) ......................                       1,178,714
                                                                 ------------

EXCHANGE TRADED FUND -- 1.4%
FINANCE -- 1.4%
iShares Russell 2000 Value Index Fund .......        20,100         1,433,934
                                                                 ------------
   TOTAL EXCHANGE TRADED FUND
     (Cost $1,393,934) ......................                       1,433,934
                                                                 ------------
TEMPORARY INVESTMENT -- 1.0%
PNC Bank Money Market
   Account - 4.02% 03/01/06 .................     1,032,628         1,032,628
                                                                 ------------
   TOTAL TEMPORARY INVESTMENT
     (Cost $1,032,628) ......................                       1,032,628
                                                                 ------------
   TOTAL INVESTMENTS -- 100.3%
     (Cost $88,437,318) .....................                     105,874,832
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (0.3)% .........................                        (321,338)
                                                                 ------------
NET ASSETS -- 100.0% ........................                    $105,553,494
                                                                 ============

------------------
* Non-income producing.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                    SHARES          VALUE
                                                  ---------      ------------


DOMESTIC COMMON STOCKS -- 92.4%
AEROSPACE & DEFENSE -- 4.2%
Boeing Co., (The) ...........................        32,175      $  2,338,801
Goodrich Corp. ..............................        17,475           731,154
                                                                 ------------
                                                                    3,069,955
                                                                 ------------
AGRICULTURAL CHEMICALS -- 1.9%
Mosaic Co., (The)* ..........................        86,750         1,379,325
                                                                 ------------
AIR CONDITIONING & WARM HEATING EQUIPMENT -- 0.6%
American Standard Companies, Inc. ...........        11,750           465,065
                                                                 ------------
AIRLINES -- 0.7%
Southwest Airlines Co. ......................        28,750           482,137
                                                                 ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.9%
Visteon Corp.* ..............................       147,025           685,136
                                                                 ------------
AUTOMOBILES -- 2.4%
HONDA MOTOR Co., Ltd. -- ADR ................        60,125         1,766,472
                                                                 ------------
BANKS -- 3.8%
Hudson City Bancorp, Inc. ...................        30,180           389,624
North Fork Bancorporation, Inc. .............        93,091         2,377,544
                                                                 ------------
                                                                    2,767,168
                                                                 ------------
BROADCASTING & CABLE TELEVISION -- 4.4%
Liberty Global, Inc. Series A* ..............        36,759           746,575
Liberty Global, Inc. Series C* ..............        37,884           734,950
Liberty Media Corp.* ........................       214,144         1,764,546
                                                                 ------------
                                                                    3,246,071
                                                                 ------------
CHEMICALS - DIVERSIFIED -- 0.4%
E. I. du Pont de Nemours & Co. ..............         1,900            76,456
Lyondell Chemical Co. .......................         9,500           198,740
                                                                 ------------
                                                                      275,196
                                                                 ------------
CHEMICALS - SPECIALTY -- 0.7%
Chemtura Corp. ..............................         7,150            79,222
Cytec Industries, Inc. ......................         8,150           434,721
                                                                 ------------
                                                                      513,943
                                                                 ------------
COMMERCIAL SERVICES -- 0.2%
Convergys Corp.* ............................         9,750           169,357
                                                                 ------------


                                                    SHARES          VALUE
                                                  ---------      ------------

COMPUTERS, SOFTWARE & SERVICING -- 1.9%
Activision, Inc.* ...........................           100      $      1,250
BearingPoint, Inc.* .........................       154,045         1,372,541
                                                                 ------------
                                                                    1,373,791
                                                                 ------------
DAIRY PRODUCTS -- 0.7%
Dean Foods Co.* .............................        13,075           489,920
                                                                 ------------
ELECTRONIC COMPONENTS -- 1.3%
Celestica, Inc.* ............................        91,475           993,419
                                                                 ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 4.8%
AU Optronics Corp. -- ADR ...................       123,887         1,971,042
Avnet, Inc.* ................................        62,075         1,559,945
                                                                 ------------
                                                                    3,530,987
                                                                 ------------
ELECTRONICS -- 1.3%
Agilent Technologies, Inc.* .................        26,476           953,136
                                                                 ------------
ENERGY & UTILITIES -- 4.8%
Reliant Energy, Inc.* .......................       349,750         3,553,460
                                                                 ------------
FINANCIAL SERVICES -- 14.2%
Countrywide Financial Corp. .................       105,400         3,634,192
Fannie Mae ..................................        68,700         3,756,516
JPMorgan Chase & Co. ........................        67,975         2,796,492
Washington Mutual, Inc. .....................         6,500           277,550
                                                                 ------------
                                                                   10,464,750
                                                                 ------------
FOOD -- 2.9%
Tate & Lyle P.L.C. -- ADR ...................        48,575         2,034,807
Tyson Foods, Inc. ...........................        10,200           138,006
                                                                 ------------
                                                                    2,172,813
                                                                 ------------
GAMBLING - NON HOTEL -- 0.4%
GTECH Holdings Corp. ........................         9,600           320,448
                                                                 ------------
HOME FURNISHINGS & HOUSEWARES -- 1.1%
Newell Rubbermaid, Inc. .....................        32,225           801,436
                                                                 ------------
HOTELS & RESTAURANTS -- 2.2%
Hilton Hotels Corp. .........................        67,850         1,641,970
                                                                 ------------
INDUSTRIAL GOODS & MATERIALS -- 3.1%
Tyco International, Ltd. ....................        90,025         2,321,745
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                    SHARES          VALUE
                                                  ---------      ------------

INSURANCE -- 4.4%
Aon Corp. ...................................         6,550      $    259,445
Genworth Financial, Inc. Class A ............        47,000         1,495,540
PMI Group, Inc. (The) .......................         9,550           413,515
RenaissanceRe Holdings, Ltd. ................        15,925           709,459
UnumProvident Corp. .........................        19,050           394,145
                                                                 ------------
                                                                    3,272,104
                                                                 ------------
LEISURE & ENTERTAINMENT -- 2.6%
Carnival Corp. ..............................        36,825         1,902,011
                                                                 ------------
MANUFACTURING -- 3.0%
Navistar International Corp.* ...............        75,025         2,201,984
                                                                 ------------
MEDICAL & MEDICAL SERVICES -- 1.8%
Triad Hospitals, Inc.* ......................        30,850         1,328,401
                                                                 ------------
PACKAGING & CONTAINERS -- 0.8%
Pactiv Corp.* ...............................        25,375           581,849
                                                                 ------------
PAPER & FORESTRY PRODUCTS -- 2.3%
International Paper Co. .....................        52,139         1,708,595
                                                                 ------------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 0.1%
NRG Energy, Inc.* ...........................         1,300            56,225
                                                                 ------------
REAL ESTATE -- 0.2%
St. Joe Co., (The) ..........................         2,755           165,107
                                                                 ------------
REAL ESTATE INVESTMENT TRUST -- 4.6%
Annaly Mortgage Management, Inc. ............       110,275         1,295,731
Host Marriott Corp. .........................        48,700           946,241
Trizec Properties, Inc. .....................        46,500         1,128,555
                                                                 ------------
                                                                    3,370,527
                                                                 ------------
RETAIL - CONSUMER ELECTRONICS STORES -- 1.1%
GameStop Corp., Class A* ....................        20,175           807,605
                                                                 ------------
RETAIL - DEPARTMENT STORES -- 1.7%
Kohl's Corp.* ...............................        25,825         1,242,441
                                                                 ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.3%
Sovereign Bancorp, Inc. .....................         9,300           193,719
                                                                 ------------
SEMI-CONDUCTORS & RELATED -- 1.8%
International Rectifier Corp.* ..............        35,450         1,315,195
                                                                 ------------


                                                    SHARES          VALUE
                                                  ---------      ------------

TELECOMMUNICATIONS & EQUIPMENT -- 0.9%
Sprint Nextel Corp. .........................           525      $     12,616
Telephone and Data Systems, Inc. ............           295            11,033
Telephone and Data Systems, Inc. ............
   Special Common Shares ....................        18,270           655,893
                                                                 ------------
                                                                      679,542
                                                                 ------------
TRANSPORTATION -- 3.9%
CSX Corp. ...................................        45,575         2,523,944
Swift Transportation Co., Inc.* .............        14,800           352,832
                                                                 ------------
                                                                    2,876,776
                                                                 ------------
WHOLESALE - DISTRIBUTION -- 1.6%
Hughes Supply, Inc. .........................        25,825         1,194,406
                                                                 ------------
WHOLESALE - DRUG DISTRIBUTION -- 2.4%
AmerisourceBergen Corp. .....................        38,800         1,784,412
                                                                 ------------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $59,838,440) ......................                      68,118,599
                                                                 ------------
CANADIAN COMMON STOCK -- 0.8%
MANUFACTURING -- 0.8%
Bombardier, Inc., Class B* ..................       241,525           615,513
                                                                 ------------
   TOTAL CANADIAN COMMON STOCK
     (Cost $592,144) ........................                         615,513
                                                                 ------------
BRITISH COMMON STOCK -- 0.3%
ADVERTISING -- 0.3%
YELL GROUP P.L.C ............................        18,900           183,780
                                                                 ------------
   TOTAL BRITISH COMMON STOCK
     (Cost $173,791) ........................                         183,780
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                  ---------      ------------

CORPORATE BOND -- 1.0%
AMR Corp. (Caa2, CCC)**
   4.25%, 09/23/23 ..........................          $481       $   763,587
                                                                  -----------
   TOTAL CORPORATE BOND
     (Cost $521,287) ........................                         763,587
                                                                  -----------


                                                   SHARES
                                                  ---------


EXCHANGE TRADED FUND -- 2.2%
FINANCE -- 2.2%
iShares Russell 1000 Value Index Fund .......        22,600         1,634,658
                                                                  -----------
   TOTAL EXCHANGE TRADED FUND
     (Cost $1,541,351) ......................                       1,634,658
                                                                  -----------

TEMPORARY INVESTMENT -- 2.1%
PNC Bank Money Market
   Account - 4.02% 03/01/06 .................     1,539,260         1,539,260
                                                                  -----------
   TOTAL TEMPORARY INVESTMENT
     (Cost $1,539,260) ......................                       1,539,260
                                                                  -----------
TOTAL INVESTMENTS -- 98.8%
   (Cost $64,206,273) .......................                      72,855,397
                                                                  -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 1.2% ......................                         861,192
                                                                  -----------
NET ASSETS -- 100.0%                                              $73,716,589
                                                                  ===========

 *Non-income producing.
**The Moody's Investor Service, Inc. and Standard & Poor's Rating Group ratings indicated are the most recent ratings available at February 28, 2006, and are unaudited.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2006
                                   (UNAUDITED)


                                                                                              SCHNEIDER               SCHNEIDER
                                                                                        SMALL CAP VALUE FUND          VALUE FUND
                                                                                        ---------------------        -----------
ASSETS
   Investments, at value (cost -- $88,437,318 and $64,206,273, respectively) .......         $105,874,832            $72,855,397
   Receivable for investments sold .................................................              717,191              1,408,871
   Receivable for capital shares sold ..............................................              147,674                342,500
   Dividends and interest receivable ...............................................               64,429                 84,107
   Prepaid expenses and other assets ...............................................               18,847                 14,588
   Unrealized foreign exchange gain ................................................                  414                     --
                                                                                             ------------            -----------
      Total Assets .................................................................          106,823,387             74,705,463
                                                                                             ------------            -----------
LIABILITIES
   Payable for investments purchased ...............................................            1,152,612                150,668
   Payable for capital shares redeemed .............................................                   --                771,222
   Payable to the investment adviser ...............................................               61,326                 22,386
   Accrued expenses payable and other liabilities ..................................               55,955                 44,598
                                                                                             ------------            -----------
      Total Liabilities ............................................................            1,269,893                988,874
                                                                                             ------------            -----------
NET ASSETS
   Capital stock, $0.001 par value .................................................                4,720                  3,672
   Additional paid-in capital ......................................................           87,290,109             63,065,466
   Undistributed net investment income .............................................               13,735                 78,918
   Accumulated net realized gain from investments
      and foreign exchange transactions, if any ....................................              807,002              1,919,409
   Net unrealized appreciation on foreign exchange transactions ....................                  414                     --
   Net unrealized appreciation on investments ......................................           17,437,514              8,649,124
                                                                                             ------------            -----------
   Net assets applicable to shares outstanding .....................................         $105,553,494            $73,716,589
                                                                                             ============            ===========
   Shares outstanding ..............................................................            4,720,549              3,671,928
                                                                                             ============            ===========
   Net assets value, offering and redemption price per share .......................               $22.36                 $20.08
                                                                                             ============            ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                            STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                                                             SCHNEIDER                SCHNEIDER
                                                                                       SMALL CAP VALUE FUND           VALUE FUND
                                                                                       --------------------       -----------------
                                                                                           FOR THE SIX               FOR THE SIX
                                                                                           MONTHS ENDED              MONTHS ENDED
                                                                                         FEBRUARY 28, 2006        FEBRUARY 28, 2006
                                                                                       --------------------       -----------------

INVESTMENT INCOME
   Dividends* ......................................................................         $  301,652              $  371,634
   Interest ........................................................................             61,936                  62,215
                                                                                             ----------              ----------
     Total investment income .......................................................            363,588                 433,849
                                                                                             ----------              ----------
EXPENSES
   Advisory fees ...................................................................            318,053                 216,479
   Administration and accounting fees ..............................................             59,584                  58,396
   Administration services fees ....................................................             47,708                  46,388
   Custodian fees ..................................................................             30,392                  21,863
   Transfer agent fees .............................................................             17,465                  25,279
   Professional fees ...............................................................             12,485                  14,361
   Printing and shareholder reporting fees .........................................             11,279                   9,784
   Directors' and officer's fees ...................................................              9,240                   9,815
   Registration and filing fees ....................................................              8,672                   9,303
   Other expenses ..................................................................              1,864                   3,225
                                                                                             ----------              ----------
     Total expenses before waivers .................................................            516,742                 414,893
   Less: waivers ...................................................................           (166,889)               (152,026)
                                                                                             ----------              ----------
     Net expenses after waivers ....................................................            349,853                 262,867
                                                                                             ----------              ----------
Net investment income ..............................................................             13,735                 170,982
                                                                                             ----------              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain/(loss) from:
     Investments ...................................................................          3,989,971               3,572,735
     Foreign currency transactions .................................................               (199)                     --
   Net change in unrealized appreciation/(depreciation) on:
     Investments ...................................................................          3,268,094                (399,490)
     Foreign currency transactions .................................................                414                      --
                                                                                             ----------              ----------
   Net realized and unrealized gain from investments and foreign
     currency transactions .........................................................          7,258,280               3,173,245
                                                                                             ----------              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................         $7,272,015              $3,344,227
                                                                                             ==========              ==========

----------------
* Net of foreign withholding taxes of $3,832 and $1,390, for the Small Cap Value Fund and Value Fund, respectively.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                       SCHNEIDER
                                                                                                 SMALL CAP VALUE FUND
                                                                                       ---------------------------------------
                                                                                           FOR THE
                                                                                       SIX MONTHS ENDED            FOR THE
                                                                                       FEBRUARY 28, 2006         YEAR ENDED
                                                                                          (UNAUDITED)          AUGUST 31, 2005
                                                                                       -----------------       ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss).....................................................      $     13,735           $   (211,613)
   Net realized gain from investments and foreign currency
     transactions, if any ..........................................................         3,989,772             10,226,407
   Net change in unrealized appreciation/(depreciation) on investments
     and foreign currency transactions, if any......................................         3,268,508              4,534,695
                                                                                          ------------           ------------
   Net increase in net assets resulting from operations.............................         7,272,015             14,549,489
                                                                                          ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains.......................................................        (9,923,966)           (20,055,242)
                                                                                          ------------           ------------
     Total distributions to shareholders............................................        (9,923,966)           (20,055,242)
                                                                                          ------------           ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4)........................................................        53,042,382             11,824,283
                                                                                          ------------           ------------
     Total increase in net assets...................................................        50,390,431              6,318,530

NET ASSETS
   Beginning of period ............................................................         55,163,063             48,844,533
                                                                                          ------------           ------------
   End of period*...................................................................      $105,553,494           $ 55,163,063
                                                                                          ============           ============

----------
* Includes undistributed net investment income of $13,735 and $0 for the six months ended February 28, 2006 and the fiscal year ended August 31, 2005, respectively.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                        SCHNEIDER
                                                                                                        VALUE FUND
                                                                                         --------------------------------------
                                                                                              FOR THE
                                                                                         SIX MONTHS ENDED             FOR THE
                                                                                         FEBRUARY 28, 2006           YEAR ENDED
                                                                                            (UNAUDITED)           AUGUST 31, 2005
                                                                                         -----------------        ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income ...........................................................        $   170,982             $   230,923
   Net realized gain from investments and foreign currency
     transactions, if any ..........................................................          3,572,735               3,824,414
   Net change in unrealized appreciation/(depreciation) on investments
     and foreign currency transactions, if any .....................................           (399,490)              4,730,598
                                                                                            -----------             -----------
   Net increase in net assets resulting from operations ............................          3,344,227               8,785,935
                                                                                            -----------             -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................................................           (252,120)               (140,505)
   Net realized capital gains ......................................................         (4,199,642)             (2,857,824)
                                                                                            -----------             -----------
     Total dividends and distributions to shareholders .............................         (4,451,762)             (2,998,329)
                                                                                            -----------             -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) .......................................................         13,677,960              16,952,916
                                                                                            -----------             -----------
     Total increase in net assets ..................................................         12,570,425              22,740,522
NET ASSETS
   Beginning of period .............................................................         61,146,164              38,405,642
                                                                                            -----------             -----------
   End of period* ..................................................................        $73,716,589             $61,146,164
                                                                                            ===========             ===========

----------
* Includes undistributed net investment income of $78,918 and $160,056 for the six months ended February 28, 2006 and the fiscal year ended August 31, 2005, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                     FOR THE
                                                SIX MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                                FEBRUARY 28, 2006   ------------------------------------------------------------
                                                   (UNAUDITED)      2005            2004         2003         2002        2001
                                                -----------------  ------        --------      --------     --------    --------

PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period.........         $24.94      $ 29.09         $ 22.52       $ 14.82      $ 17.53     $ 17.57
Net investment income/(loss).................             --**      (0.10)          (0.13)         0.10         0.03        0.09
Net realized and unrealized gain/(loss)
   from investments and foreign currency
   transactions, if any(1)...................           2.11         8.01            8.50          7.71        (1.83)       2.75
                                                      ------      -------         -------       -------      -------     -------
Net increase/(decrease) in net assets
   resulting from operations.................           2.11         7.91            8.37          7.81        (1.80)       2.84
                                                      ------      -------         -------       -------      -------     -------
Dividends and distributions to shareholders
   from:
Net investment income........................             --           --           (0.11)        (0.03)       (0.07)      (0.08)
Net realized capital gains...................          (4.69)      (12.06)          (1.69)        (0.08)       (0.84)      (2.80)
                                                      ------      -------         -------       -------      -------     -------
   Total dividends and distributions to
   shareholders     .........................          (4.69)      (12.06)          (1.80)        (0.11)       (0.91)      (2.88)
                                                      ------      -------         -------       -------      -------     -------
Net asset value, end of period ..............         $22.36      $ 24.94         $ 29.09       $ 22.52      $ 14.82     $ 17.53
                                                      ======      =======         =======       =======      =======     =======
Total investment return(2) ..................           9.75%       31.57%          37.99%        53.10%      (10.76)%     19.94%
                                                      ======      =======         =======       =======      =======     =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $105,553      $55,163         $48,845       $48,920      $45,268     $38,912
Ratio of expenses to average net assets(3) ..           1.10%(4)     1.10%           1.10%         1.10%        1.10%       1.10%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ...........................           1.62%(4)     1.71%           1.74%         1.85%        1.65%       2.02%
Ratio of net investment income to average
   net assets(3).............................           0.04%(4)    (0.41)%         (0.49)%        0.53%        0.34%       0.71%
Portfolio turnover rate......................          49.29%       68.87%         110.69%        85.33%      102.46%      79.30%


----------
  * Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 ** Amount is less than $0.01 per share.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Reflects waivers and reimbursements.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                     FOR THE
                                                SIX MONTHS ENDED     FOR THE YEARS ENDED AUGUST 31,         FOR THE PERIOD
                                                FEBRUARY 28, 2006    ------------------------------     SEPTEMBER 30, 2002*
                                                   (UNAUDITED)            2005            2004        THROUGH AUGUST 31, 2003
                                                ----------------        --------         -------      -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ........         $20.55             $ 18.22         $ 14.81               $ 10.00
Net investment income .......................           0.05                0.07            0.04                  0.07
Net realized and unrealized gain
  from investments and foreign currency
  transactions, if any(1) ...................           0.96                3.40            4.05                  4.77
                                                      ------             -------         -------               -------
Net increase in net assets resulting from
  operations.................................           1.01                3.47            4.09                  4.84
                                                      ------             -------         -------               -------
Dividends and distributions to shareholders
  from:
Net investment income .......................          (0.08)              (0.05)          (0.06)                (0.03)
Net realized capital gains...................          (1.40)              (1.09)          (0.62)                 0.00
                                                      ------             -------         -------               -------
Total dividends and distributions to
shareholders.................................          (1.48)              (1.14)          (0.68)                (0.03)
                                                      ------             -------         -------               -------
Net asset value, end of period...............         $20.08             $ 20.55         $ 18.22               $ 14.81
                                                      ======             =======         =======               =======
Total investment return(2)...................           5.19%              19.37%          28.21%                48.46%
                                                      ======             =======         =======               =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....        $73,717             $61,146         $38,406               $11,788
Ratio of expenses to average net assets(3)...           0.85%(4)            0.85%           0.85%                 0.85%(4)
Ratio of expenses to average net assets
  without waivers and expense reimbursements            1.34%(4)            1.38%           1.96%                 4.01%(4)
Ratio of net investment income to average
  net assets(3) .............................           0.55%(4)            0.41%           0.35%                 0.72%(4)
Portfolio turnover rate .....................          46.37%              76.66%         116.60%                98.06%

----------
  * Commencement of operations.
 ** Calculated based on shares  outstanding on the first and last day of the respective  period,  except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share  outstanding  throughout the respective  period are not in accord with the changes in the  aggregate  gains and  losses on  investments  during  the  respective  period  because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Reflects waivers and reimbursements.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the
"Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class.

   RBB has authorized  capital of thirty billion shares of common stock of which
26.473 billion are currently classified into one hundred and three classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

   PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolio, since these securities are traded on foreign exchanges. Investments in mutual funds are valued at the funds closing NAV. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("Adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because

                               THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2006, the Funds did not enter into any repurchase agreements.

   INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

   FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

   U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

   OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                               THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

   The Adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.10% and 0.85%, respectively, of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other fund expenses. For the six months ended February 28, 2006, investment advisory fees and waivers of expenses were as follows:


                                   GROSS ADVISORY FEES         WAIVERS          NET ADVISORY FEES
                                   -------------------       ----------         -----------------

   Schneider Small Cap Value Fund       $318,053             $(122,042)             $196,011
   Schneider Value Fund                  216,479              (114,915)              101,564

   The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

   PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Funds. For the six months ended February 28, 2006, PFPC's administration and accounting services fees and waivers of the Funds expenses were as follows:


                                             GROSS ADMINISTRATION                         NET ADMINISTRATION
                                                AND ACCOUNTING                              AND ACCOUNTING
                                                 SERVICES FEES            WAIVERS            SERVICES FEES
                                             --------------------        --------         ------------------
Schneider Small Cap Value Fund                     $59,584                $(3,500)              $56,084
Schneider Value Fund                                58,396                     --                58,396

   Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Portfolio in proportion to its net assets of the RBB Funds.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

   In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. For the six months ended February 28, 2006, transfer agency fees for the Funds were as follows:

                                                TRANSFER
                                               AGENT FEES
                                               ----------
     Schneider Small Cap Value Fund             $17,465
     Schneider Value Fund                        25,279

   For providing custodian services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund. For the six months ended February 28, 2006, custodial fees for the Funds were as follows:

                                               CUSTODIAN
                                                  FEES
                                               ---------
     Schneider Small Cap Value Fund             $30,392
     Schneider Value Fund                        21,863

   PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 28, 2006, administrative services fees and related waivers for the Funds were as follows:


                                                    GROSS
                                               ADMINISTRATIVE                     NET ADMINISTRATIVE
                                                SERVICES FEES       WAIVERS          SERVICES FEES
                                               --------------      ---------      ------------------
     Schneider Small Cap Value Fund                $47,708         $(41,347)            $6,361
     Schneider Value Fund                           46,388          (37,111)             9,277

   As of February 28, 2006, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $21,076 and $17,648, respectively, for their services.

3.   INVESTMENT IN SECURITIES

   For the six months ended February 28, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                  PURCHASES             SALES
                                                 -----------         -----------
       Schneider Small Cap Value Fund            $75,727,996         $32,525,513
       Schneider Value Fund                       32,236,394          27,612,600

                               THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)


4. CAPITAL SHARE TRANSACTIONS

   As of February 28, 2006, each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

   Transactions in capital shares for the respective periods were as follows:


                                                                      SCHNEIDER SMALL CAP VALUE FUND
                                                  ----------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED           FOR THE FISCAL YEAR ENDED
                                                  ----------------------------       -----------------------------
                                                       FEBRUARY 28, 2006                     AUGUST 31, 2005
                                                  ----------------------------       -----------------------------
                                                    SHARES           AMOUNT           SHARES             AMOUNT
                                                  ---------        -----------       --------          -----------
   Sales ...................................      2,237,089        $47,859,842         21,466          $   505,284
   Reinvestments............................        465,188          9,727,086        869,921           19,616,726
   Redemption Fees*.........................             --                926             --                  204
   Repurchases..............................       (193,635)        (4,545,472)      (358,408)          (8,297,931)
                                                  ---------        -----------       --------          -----------
   Net increase/(decrease)                        2,508,642        $53,042,382        532,979          $11,824,283
                                                  =========        ===========       ========          ===========


                                                                         SCHNEIDER VALUE FUND
                                                  ----------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED           FOR THE FISCAL YEAR ENDED
                                                  ----------------------------      ------------------------------
                                                       FEBRUARY 28, 2006                     AUGUST 31, 2005
                                                  ----------------------------      ------------------------------
                                                    SHARES           AMOUNT          SHARES             AMOUNT
                                                  ---------       ------------      ---------         ------------
   Sales....................................      1,215,317       $ 24,148,639      1,349,985         $ 26,451,721
   Reinvestments............................        207,467          4,014,477        138,571            2,724,308
   Redemption Fees* ........................             --              3,465             --                4,758
                                                  ---------       ------------      ---------         ------------
   Repurchases .............................       (725,975)       (14,488,621)      (621,719)         (12,227,871)
                                                  ---------       ------------      ---------         ------------
   Net increase.............................        696,809       $ 13,677,960        866,837         $ 16,952,916
                                                  =========       ============      =========         ============

*  There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider
   Small Cap Value Fund. There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

   As of February 28, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

   Schneider Small Cap Value Fund (2 shareholders)       31%
   Schneider Value Fund (2 shareholders)                 31%

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 2006 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

   At  February  28  2006,   Federal  tax  cost,   aggregate  gross   unrealized
appreciation and depreciation of securities held by the Funds were as follows:


                                                                                                      NET UNREALIZED
                                            FEDERAL TAX         UNREALIZED          UNREALIZED         APPRECIATION/
                                               COST            APPRECIATION        DEPRECIATION        DEPRECIATION
                                            -----------        ------------        ------------        ------------
   Schneider Small Cap Value Fund           $91,564,458        $19,078,136        $(3,735,135)         $15,343,001
   Schneider Value Fund                      64,908,652          9,150,973         (1,204,228)           7,946,745

  As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                            UNDISTRIBUTED     UNDISTRIBUTED
                                           ORDINARY INCOME   LONG-TERM GAINS
                                           ---------------   ---------------
   Schneider Small Cap Value Fund            $1,183,058         $7,419,064
   Schneider Value Fund                       1,643,293          1,417,996

   At August 31, 2005, the Funds had no capital loss carryforwards available to offset future capital gains.

   Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the six months ended February 28, 2006, there were no post-October losses incurred in the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6. IN KIND TRANSFER OF SECURITIES

   For the six months ended February 28, 2006, the Schneider Value Fund received portfolio securities in lieu of cash for shareholder subscriptions. The value of these subscriptions was as follows:

                                            VALUE OF THE        FUND SHARES
                                            SUBSCRIPTIONS      SUBSCRIPTIONS
                                            -------------      -------------
                                              $9,428,954           477,899

                              THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)



1. PROXY VOTING

   Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

   The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

================================================================================

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.



                                SEMIANNUAL REPORT
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.
================================================================================

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006
--------------------------------------------------------------------------------

Fellow Shareholder:

Beating its benchmark in all six months of the semiannual period ended February 28, 2006, the Bogle Small Cap Growth Fund (the "Fund") outperformed the benchmark Russell 2000(R) by +9.11%*, returning +19.34% for the Investor shares and +19.39% for the Institutional shares. The unmanaged Russell 2000(R) Index of smaller companies gained +10.23% over the six-month time period (all of these results are unannualized). The Fund's latest stretch of positive relative performance, which began in December of 2004 and extended through the end of this latest reporting period, is attributed to positive performance from all three of our primary investment models and positive stock selection in most sectors, including robust relative performance in the technology sector. As shown in the chart below, the Fund has outperformed its benchmark in all multi-year periods since inception in 1999. With the exception of 2004, the Fund has also stayed ahead of its benchmark in each calendar year since inception.

The recent market environment is discussed in more detail in the next section of this letter. This is followed by performance attribution analysis, which explains the results generated by our investment models during the semiannual period, illustrating sources of value added with a few stock specific examples. We then present key fundamental characteristics of the Fund and benchmark, highlighting the Fund's likeness to the benchmark due to our risk controls. Finally, we close with an update on developments at Bogle Investment Management, L.P.

                                                   [GRAPHIC OMITTED]
                              EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                       INVESTMENT PERFORMANCE -- MULTI-PERIODS
                                       BOGLE FUND VS. RUSSELL 2000(R) BENCHMARK
                                                    AS OF 2/28/06

                                            BOGLE               BOGLE             RUSSELL 2000(R)     INVESTOR CLASS
                                       INVESTOR CLASS     INSTITUTIONAL CLASS           INDEX         NET VALUE ADDED
Semiannual Period (9/1/04 - 2/28/05)        19.3%               19.4%                   10.2%               9.1%
One-Year Period (3/1/04 - 2/28/05)          29.4                29.5                    16.6               12.8
Two-Year Period (3/1/03 - 2/28/05)          16.2                16.3                    13.0                3.2
Three-Year Period (3/1/01 - 2/28/05)        33.2                33.3                    28.0                5.2
Five-Year Period (3/1/00 - 2/28/05)         15.5                15.6                    10.4                5.1
Since Inception (10/1/99 - 2/28/05)         20.2                20.3                    10.1               10.1

*Russell 2000(R) Index versus Investor Class shares, net of fees.
----------

ALL FUND RETURNS ARE PRESENTED NET OF FEES. NET VALUE ADDED FOR ANY GIVEN PERIOD IS CALCULATED AS THE FUNDS' NET RETURN FOR THAT PERIOD MINUS THE RETURN OF THE BENCHMARK RUSSELL 2000(R) FOR THAT PERIOD. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


THE PERFORMANCE QUOTED MAY REFLECT FEE WAIVERS IN EFFECT, AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. ALL FIGURES SHOWN REPRESENT TOTAL RETURN, WHICH IS BASED ON NET CHANGE IN NAV WITH REINVESTMENT OF ALL DISTRIBUTIONS. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE AGGREGATE AND FOR PERIODS GREATER THAN ONE YEAR ARE ANNUALIZED.

MARKET ENVIRONMENT. U.S. equity market performance was generally positive in the semiannual reporting period. The last four months of 2005 saw modestly positive performance, as negative results through October were more than offset by positive performance in November and December. The lack of a strong year-end rally, when compared to the year-end rallies of the last few years, likely set the stage for the strong market bounce experienced in January of 2006. The bounce was notably pronounced in small cap stocks, and indeed much of the semiannual period performance for the benchmark occurred in January (the Russell 2000(R) advanced +8.97% in this month alone). All Russell(R) market sub-segments ended the semiannual period in positive territory. Small capitalization stocks fared particularlY well during the six-month period, due primarily to their strong January performance, as the Russell 2000(R) Index returned +10.23%, compared with a +6.20% return for the Russell 1000(R) Index of larger stocks. Within small capitalization stocks, growth outperformeD value by nearly three percentage points overall and in four out of the six months of the semiannual period. For the six months ended February 28, 2006, the Russell 2000(R) Growth advanced +11.69%, while the Russell 2000(R) Value gained +8.80%. Despite continUed macroeconomic uncertainty (related to concerns about rising oil prices, interest rates, and future corporate earnings growth), the Fund's recent performance indicates to us that investors are paying some attention to stock-specific fundamentals. Further, the recent performance of our earnings expectations model, specifically during earnings announcement periods, suggests to us that earnings trends have been sustainable over the last twelve to fourteen months, and particularly for those companies applying conservative accounting techniques.

PERFORMANCE ATTRIBUTION. According to our return attribution analysis, positive stock selection accounted for nearly all of the Fund's outperformance relative to its benchmark in the semiannual period. Recall that our three primary models seek to identify the following: 1) stocks that have demonstrated the ability to produce earnings growth (the earnings expectations model); 2) companies that do not have to manufacture earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In the most recent period, the Fund benefited from positive contributions from all three models, with the strongest contribution coming from the earnings expectations model. The earnings expectations and the financial quality models also helped us avoid stocks with poor earnings and operational trends. The combination of the models provided robust returns, as stock selection added approximately nine percentage points of value over the benchmark return for the six-month period. Stock selection was strongest in energy, industrial and technology stocks, while the largest contribution to return came from stock selection within the technology and financial sectors. Note that these two sectors currently represent a little more than 40% of both the Fund's and benchmark's allocations.

At the end of the semiannual period, the Fund held 176 stocks and the largest holding represented 1.2% of portfolio assets. This diversification limits the impact any single stock can have on total Fund performance. Despite this lack of portfolio concentration, it is interesting to look at stock-specific illustrations of investment performance during the reporting period. For example, Xyratex Ltd., a company providing network storage subsystem technology as well as disk drive process and test technology, looked attractive from a relative valuation and financial quality perspective at the start of this latest semiannual period. Price performance started to improve in November, and in January the company announced strong earnings, surpassing expectations. From early November through the end of February, the stock advanced more than 80%. Core Laboratories, an oil & gas services company, entered our portfolio in
mid-2004              because       of                 its                  good
financial quality rating, and started doing especially well according to our earnings expectations signal in October 2005. The company posted record results for the fourth quarter 2005. Both of these examples illustrate the potential ability of our financial quality model to predict future earnings strength. GFI Group is an example of a profitable Fund investment in the financial sector. The company, which provides brokerage services to institutional clients, strongly outperformed its peers during the annual period, maintaining attractive earnings growth prospects through February 2006 and advancing more than 80% over the six months ended February 28, 2006. Of course, not every investment works out and we cannot always avoid companies that experience revenue and earnings shortfalls, events that can have a severely negative impact on stock prices. For example, the Fund's investment in Skyworks Solutions was profitable for the six months ended August 2005, but faltered when the company warned of a revenue shortfall in its fiscal fourth quarter. As of the end of February 2006, we continued to hold this stock in the Fund, as it maintained favorable financial quality and relative valuation rankings.

INVESTMENT POSITIONING. We strive to maintain Fund characteristics in line with the benchmark. Note that small deviations from benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom-up stock selection process and do not reflect any attempt to time the overall market, style preferences, or sector rotation. As of the end of February 2006, our median market capitalization was below benchmark. By continuing to keep the size of the Fund controlled, we benefit from the ability to maintain exposure to the smaller companies within the small cap market. The Fund maintains a bias to companies with modestly higher long-term earnings growth rates and price-to-earnings ratios; however, the Fund's median price-to-sales ratio continues to be lower than the benchmark, reflecting its primacy in our relative valuation model.

                 FUNDAMENTAL CHARACTERISTICS
                      FEBRUARY 28, 2006
                                                   RUSSELL
MEDIAN                                 BOGLX        2000(R)
--------                              -------     --------
Market Cap. (mil.)                     $876        $1,143
Estimated Long-Term Earnings
  Growth Rate                          16.8%        15.5%
Price/Historical Earnings              24.4x        22.7x
Price/Forward Earnings                 19.2x        18.6x
Price/Sales                            1.2x         2.1x

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. L.P. Our team has not changed over the last six months, remaining at twelve full-time professionals, five dedicated to portfolio management and research and seven focused on client service, compliance, and operations. At the end of February 2006, assets in the Fund were just over $367 million and the Fund remains closed to new investors. After more than six years in our original office space, we recently took advantage of an opportunity to move to a slightly larger office space, not far from where we set up shop in late-1999. Please continue to send all investment-related correspondence to our transfer agent, PFPC; but if you wish to reach us in the investment management office, please make note of our new address as shown on the back cover of this report. Our phone numbers remain the same.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, WWW.BOGLEFUNDS.COM. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,


Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The Russell(R) Indexes are a trademark of the Frank Russell Company ("FRC"). FRC is the owner of the copyrights relating to the RusselL Indexes and is the source of the Performance Values for the Russell Indexes.

The Russell 2000(R) is an index of stocks 1001 through 3000 in the Russell 3000(R) Index, as ranked by total market capitalization. The index is unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

The fund is actively managed on a daily basis, and the securities mentioned herein may not be representative of current or future composition of the portfolio. For more specific information about fund holdings, please refer to the Portfolio of Investments section in this report.

Investing in small companies can involve more volatility, less liquidity, and less publicly available information than investing in large companies.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                             FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2005 through February 28, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      INSTITUTIONAL CLASS
                                        ----------------------------------------------------------------------------
                                        BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE       EXPENSES PAID DURING
                                           SEPTEMBER 1, 2005           FEBRUARY 28, 2006              PERIOD*
                                        -----------------------      --------------------       --------------------
Actual                                          $1,000.00                   $1,193.90                  $6.80
Hypothetical
 (5% return before
 expenses)                                       1,000.00                    1,018.52                   6.28

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)

                                                                        INVESTOR CLASS
                                        ----------------------------------------------------------------------------
                                        BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE      EXPENSES PAID DURING
                                            SEPTEMBER 1, 2005           FEBRUARY 28, 2006             PERIOD*
                                        -----------------------      --------------------       --------------------
Actual                                          $1,000.00                   $1,193.40                  $7.34
Hypothetical
  (5% return before
  expenses)                                      1,000.00                    1,018.02                   6.78


----------

*Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each class of 19.39% for the Institutional Class and 19.34% for the Investor Class.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                                                % OF NET
               SECURITY TYPE & SECTOR CLASSIFICATION                              ASSETS                   VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
      Technology                                                                   28.1%              $103,357,609
       Industrial                                                                  16.1%                59,217,268
       Financial                                                                   16.1%                58,981,577
       Consumer Growth                                                             14.5%                53,199,391
       Consumer Cyclical                                                           12.8%                46,928,066
       Energy                                                                       6.2%                22,856,055
       Basic Industry                                                               3.8%                13,940,241
       Utility                                                                      0.6%                 2,310,488
SHORT-TERM INVESTMENTS                                                              1.7%                 6,174,723
OTHER ASSETS IN EXCESS OF LIABILITIES                                               0.1%                   209,523
                                                                                 --------             ------------
      NET ASSETS                                                                   100.0%             $367,174,941
                                                                                 ========             ============


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------    ------------
COMMON STOCKS--98.2%
BASIC INDUSTRY--3.8%
  Braskem S.A. - ADR ............................      71,200    $  1,221,080
  Crown Holdings, Inc.* .........................     178,300       3,262,890
  H.B. Fuller Co. ...............................      75,600       3,069,360
  IPSCO, Inc. ...................................      22,100       2,131,545
  Spartech Corp. ................................      99,000       2,395,800
  Steel Technologies, Inc. ......................      67,400       1,859,566
                                                                 ------------
                                                                   13,940,241
                                                                 ------------

CONSUMER CYCLICAL--12.8%
  Ameristar Casinos, Inc. ........................     77,900       1,720,811
  Barnes & Noble, Inc. ...........................     37,100       1,597,897
  Cache, Inc.* ...................................     73,200       1,272,216
  Callaway Golf Co. ..............................    147,400       2,430,626
  CKE Restaurants, Inc. ..........................    130,400       2,218,104
  Conn's, Inc.* ..................................     39,600       1,475,100
  CSK Auto Corp.* ................................    116,200       1,848,742
  Domino's Pizza, Inc. ...........................     80,600       2,055,300
  Furniture Brands
    International, Inc. ..........................     91,800       2,269,296
  Gymboree Corp., (The)* .........................     98,200       2,244,852
  Intrawest Corp. ................................     32,300       1,028,432
  Jack in the Box, Inc.* .........................     52,500       2,100,000
  Lions Gate
    Entertainment Corp.* .........................    200,500       1,810,515
  LoJack Corp.* ..................................     92,800       2,111,200
  Longs Drug Stores Corp. ........................     14,400         552,528
  Pantry, Inc., (The)* ...........................     49,000       2,899,330
  Phillips-Van Heusen Corp. ......................     68,300       2,424,650
  Reinsurance Group of
    America, Inc. ................................     50,900       2,353,107
  Ryder System, Inc. .............................     43,700       1,937,658
  Skechers U.S.A., Inc.,
    Class A* .....................................    124,000       2,628,800
  Sonic Automotive, Inc.,
    Class A ......................................     72,900       1,931,121
  Stein Mart, Inc. ...............................     58,200         970,776
  Steven Madden Ltd.* ............................     76,100       2,439,005
  United Auto Group, Inc. ........................     33,800       1,461,512
  Vail Resorts, Inc.* ............................     34,700       1,146,488
                                                                 ------------
                                                                   46,928,066
                                                                 ------------

                                                     NUMBER
                                                    OF SHARES        VALUE
                                                    ---------    ------------
CONSUMER GROWTH--14.5%
  Air Methods Corp.* .............................    116,700    $  2,766,957
  Align Technology, Inc.* ........................     92,700         756,432
  Alpharma, Inc., Class A ........................    122,500       3,705,625
  AngioDynamics, Inc.* ...........................    107,900       2,709,369
  Anika Therapeutics, Inc.* ......................      9,600         131,712
  Aspreva Pharmaceuticals
    Corp.*  ......................................     79,600       2,079,948
  Chemed Corp. ...................................     15,700         870,408
  Cutera, Inc.* ..................................     85,000       2,302,650
  Dade Behring Holdings, Inc. ....................     83,800       3,057,024
  Datascope Corp. ................................      3,000         114,450
  Education Management
    Corp.* .......................................     77,800       2,925,280
  Escala Group, Inc.* ............................    100,600       2,499,910
  Haemonetics Corp.* .............................     45,700       2,367,260
  Hi-Tech Pharmacal Co., Inc.* ...................    105,600       2,601,984
  Kendle International, Inc.* ....................    101,800       3,232,150
  Magellan Health Services,
    Inc.* ........................................     56,900       2,173,011
  Natus Medical, Inc.* ...........................    149,500       2,984,020
  NMT Medical, Inc.* .............................    105,200       2,503,760
  Nutri/System, Inc.* ............................     75,800       3,257,126
  PerkinElmer, Inc. ..............................     64,000       1,522,560
  Pharmion Corp.* ................................    120,000       1,982,400
  Playtex Products, Inc.* ........................    172,000       1,806,000
  Scholastic Corp.* ..............................     84,600       2,488,932
  Steiner Leisure Ltd.* ..........................     55,370       2,360,423
                                                                 ------------
                                                                   53,199,391
                                                                 ------------

ENERGY--6.2%
  Advanced Energy Industries,
    Inc.* ........................................    145,600       2,084,992
  Core Laboratories N.V.* ........................     93,400       4,282,390
  Distributed Energy Systems
    Corp.* .......................................    116,800       1,089,744
  Frontier Oil Corp. .............................     77,100       3,565,875
  Giant Industries, Inc.* ........................     13,900         808,980
  Mitcham Industries, Inc.* ......................    121,200       2,030,100
  NATCO Group, Inc.,
    Class A* .....................................     64,600       1,600,788
  RPC, Inc. ......................................     79,500       1,684,605

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2006 (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES        VALUE
                                                    ---------    ------------
ENERGY--(CONTINUED)
  Tesoro Corp. ...................................     57,600    $  3,479,616
  VAALCO Energy, Inc.* ...........................    340,300       2,228,965
                                                                 ------------
                                                                   22,856,055
                                                                 ------------

FINANCIAL--16.1%
  American Physicians Capital, Inc.* .............     37,000       1,823,730
  Arch Capital Group
    Ltd.* ........................................     52,400       2,963,744
  Aspen Insurance Holdings Ltd. ..................     24,000         557,040
  Banco Itau Holding
    Financeira S.A. - ADR ........................    119,400       3,901,992
  Calamos Asset Management,
    Inc., Class A ................................     96,200       3,691,194
  Cash America International, Inc. ...............     41,500       1,112,200
  Commerce Group, Inc., (The) ....................     26,400       1,425,864
  Endurance Specialty
    Holdings, Ltd. ...............................     77,800       2,450,700
  EZCORP, Inc., Class A* .........................    156,500       3,385,095
  First American Corp. ...........................     52,300       2,204,968
  First BanCorp ..................................     94,100       1,191,306
  First Community Bancorp ........................     20,600       1,230,232
  GFI Group, Inc.* ...............................     67,800       4,072,068
  Investment Technology
    Group, Inc.* .................................     27,700       1,259,796
  Janus Capital Group, Inc. ......................     40,600         890,358
  LandAmerica Financial Group, Inc. ..............     42,300       2,821,410
  Max Re Capital Ltd. ............................    102,000       2,489,820
  Nationwide Financial
    Services, Inc.,
    Class A ......................................      7,000         300,020
  optionsXpress Holding, Inc. ....................     30,200         929,556
  Platinum Underwriters
    Holdings Ltd. ................................     90,900       2,783,358
  Quanta Capital Holdings
    Ltd.* ........................................    447,200       2,079,480
  Safety Insurance Group,
    Inc. .........................................     61,800       2,671,614
  Selective Insurance Group,
    Inc. .........................................     42,800       2,320,616


                                                      NUMBER
                                                     OF SHARES       VALUE
                                                     ---------   ------------

FINANCIAL--(CONTINUED)
  StanCorp Financial Group,
    Inc. .........................................     62,400    $  3,375,840
  Stewart Information
    Services Corp. ...............................     34,300       1,610,385
  Tower Group, Inc. ..............................    120,500       2,179,845
  UICI ...........................................     40,900       1,500,621
  Zenith National Insurance
    Corp. ........................................     34,150       1,758,725
                                                                 ------------
                                                                   58,981,577
                                                                 ------------

INDUSTRIAL--16.1%
  A.O. Smith Corp. ...............................     47,100       2,180,730
  AMERCO* ........................................     43,800       3,891,192
  Brink's Co., (The) .............................     33,400       1,635,598
  Builders FirstSource, Inc.* ....................     79,100       1,875,461
  C&D Technologies, Inc. .........................    151,500       1,293,810
  Celadon Group, Inc.* ...........................    119,550       2,881,155
  Columbus McKinnon Corp.* .......................    159,300       4,285,170
  CommScope, Inc.* ...............................    118,900       2,852,411
  Consolidated Graphics, Inc.* ...................     46,100       2,354,327
  EGL, Inc.* .....................................     57,900       2,342,055
  EMCOR Group, Inc.* .............................      9,200         401,028
  Greif, Inc., Class A ...........................      7,300         422,743
  Herman Miller, Inc. ............................     18,200         549,458
  Hub Group, Inc., Class A* ......................     68,200       2,843,940
  Ingram Micro, Inc., Class A* ...................    106,200       2,100,636
  Laidlaw International, Inc. ....................     37,700       1,040,520
  McDermott International,
    Inc.* ........................................     44,500       2,293,975
  MPS Group, Inc.* ...............................    159,800       2,419,372
  On Assignment, Inc.* ...........................    199,600       2,213,564
  Pacer International, Inc. ......................     93,600       2,981,160
  R.H. Donnelley Corp.* ..........................     31,000       1,891,000
  Spherion Corp.* ................................    267,900       2,673,642
  Stamps.com, Inc.* ..............................     90,700       2,921,447
  Tennant Co. ....................................     41,500       1,938,050
  Thomas & Betts Corp.* ..........................     56,700       2,789,640
  U.S. Concrete, Inc.* ...........................    166,500       2,086,245
  Universal Forest Products, Inc. ................     33,300       2,058,939
                                                                 ------------
                                                                   59,217,268
                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
              PORTFOLIO OF INVESTMENTS (CONCLUDED)FEBRUARY 28, 2006
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES        VALUE
                                                    ---------    ------------

TECHNOLOGY--28.1%
  24/7 Real Media, Inc.* .........................    291,600    $  2,574,828
  Advent Software, Inc.* .........................     70,200       1,951,560
  Agere Systems, Inc.* ...........................     56,300         756,109
  Alloy, Inc.* ...................................    168,775       2,222,767
  ANADIGICS, Inc.* ...............................    387,100       2,442,601
  Ansoft Corp.* ..................................     72,400       2,835,908
  Arris Group, Inc.* .............................    143,600       1,822,284
  Aspen Technology, Inc.* ........................    234,500       2,809,310
  Asyst Technologies, Inc.* ......................    298,300       2,911,408
  Brightpoint, Inc.* .............................    125,700       3,556,053
  CalAmp Corp.* ..................................        900           9,045
  Comtech Group, Inc.* ...........................    226,100       2,242,912
  CryptoLogic, Inc. ..............................    111,900       2,825,475
  Cymer, Inc.* ...................................     22,900       1,030,042
  ECI Telecom Ltd.* ..............................    248,800       2,169,536
  eDiets.com, Inc.* ..............................    317,700       2,557,485
  Embratel Participacoes
    S.A. - ADR ...................................     33,700         430,012
  Extreme Networks, Inc.* ........................    304,900       1,411,687
  Hyperion Solutions Corp.* ......................     16,350         548,543
  i2 Technologies, Inc.* .........................     49,100         844,029
  Informatica Corp.* .............................     33,700         539,874
  InfoSpace, Inc.* ...............................     92,300       2,225,353
  Intergraph Corp.* ..............................     27,300         989,898
  LaserCard Corp.* ...............................     42,300         772,821
  Lawson Software, Inc.* .........................    180,100       1,431,795
  Mattson Technology, Inc.* ......................    170,200       2,056,016
  McDATA Corp., Class A* .........................    229,300       1,013,506
  Netlogic Microsystems, Inc.* ...................     69,500       2,456,825
  NICE Systems Ltd. - ADR* .......................     11,000         572,660
  ON Semiconductor Corp.* ........................    197,300       1,300,207
  Orbotech Ltd.* .................................     95,200       2,268,616
  Orckit Communications
    Ltd.* ........................................     85,800       2,145,000
  Planar Systems, Inc.* ..........................    117,300       1,822,842
  Plexus Corp.* ..................................    122,200       4,101,032
  Rackable Systems, Inc.* ........................     41,900       1,652,117
  Radiant Systems, Inc.* .........................     60,000         856,800
  RADVision Ltd.* ................................    116,600       2,337,830
  RealNetworks, Inc.* ............................    167,000       1,312,620
  Silicon Image, Inc.* ...........................    181,300       1,979,796
  Skyworks Solutions, Inc.* ......................    248,100       1,305,006


                                                     NUMBER
                                                    OF SHARES        VALUE
                                                    ---------    ------------
TECHNOLOGY--(CONTINUED)
  SonicWALL, Inc.* ...............................    294,300    $  1,974,753
  SPSS, Inc.* ....................................     75,700       2,470,848
  Standard Microsystems
    Corp.* .......................................     31,800       1,034,136
  Stratex Networks, Inc.* ........................    197,500       1,015,150
  Sykes Enterprises, Inc.* .......................    172,900       2,303,028
  Tekelec* .......................................    135,800       1,821,078
  TheStreet.com, Inc. ............................    297,300       2,307,048
  TradeStation Group, Inc.* ......................    150,800       2,394,704
  TriQuint Semiconductor,
    Inc.* ........................................    226,100       1,071,714
  TriZetto Group, Inc., (The)* ...................    188,700       3,162,612
  United Online, Inc. ............................    128,400       1,542,084
  Vignette Corp.* ................................    155,200       2,498,720
  Xyratex Ltd.* ..................................    127,500       3,225,750
  Zoran Corp.* ...................................    138,600       2,741,508
  Zygo Corp.* ....................................    157,200       2,702,268
                                                                 ------------
                                                                  103,357,609
                                                                 ------------

UTILITY--0.6%
  Compania Anonima Nacional
     Telefonos de Venezuela -
     ADR .........................................    133,400       2,310,488
                                                                 ------------
     TOTAL COMMON STOCKS
       (Cost $279,918,205) .......................                360,790,695
                                                                 ------------
SHORT TERM INVESTMENTS--1.7%
  Columbia Prime Reserves Fund
    4.49% 03/01/06 ...............................  6,174,723       6,174,723
                                                                 ------------
    TOTAL SHORT-TERM
       INVESTMENTS
       (Cost $6,174,723) ....................................       6,174,723
                                                                 ------------
TOTAL INVESTMENTS--99.9%
  (Cost $286,092,928) .......................................     366,965,418
                                                                 ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1% .........................................         209,523

NET ASSETS--100.0% ..........................................    $367,174,941
                                                                 ============

----------
* Non-income producing.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2006
                                  (UNAUDITED)

ASSETS
  Investments, at value (cost - $286,092,928) ..................   $366,965,418
  Receivable for investments sold ..............................      4,583,834
  Receivable for capital shares sold ...........................      1,214,614
  Dividends and interest receivable ............................        182,108
  Prepaid expenses and other assets ............................         38,341
                                                                   ------------
    Total assets ...............................................    372,984,315
                                                                   ------------
LIABILITIES
  Payable for investments purchased ............................      5,145,824
  Payable for capital shares redeemed ..........................        237,775
  Payable to the adviser .......................................        283,059
  Accrued expenses and other liabilities .......................        142,716
                                                                   ------------
    Total liabilities ..........................................      5,809,374
                                                                   ------------
NET ASSETS
  Capital stock, $0.001 par value ..............................         12,499
  Paid-in capital ..............................................    247,977,584
  Accumulated net investment loss ..............................     (1,094,762)
  Accumulated net realized gain from investments ...............     39,407,130
  Net unrealized appreciation on investments ...................     80,872,490
                                                                   ------------
    Net assets .................................................   $367,174,941
                                                                   ============
INSTITUTIONAL CLASS
  Net assets ...................................................   $207,121,152
                                                                   ------------
  Shares outstanding ...........................................      7,032,004
                                                                   ------------
  Net asset value, offering and redemption price per share .....   $      29.45
                                                                   ============
INVESTOR CLASS
  Net assets ...................................................   $160,053,789
                                                                   ------------
  Shares outstanding ...........................................      5,466,894
                                                                   ------------
  Net asset value, offering and redemption price per share .....   $      29.28
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                                                                       FOR THE
                                                                  SIX MONTHS ENDED
                                                                  FEBRUARY 28, 2006
                                                                  -----------------
INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $17,150) ......      $ 1,029,780
                                                                     -----------
 Total investment income ......................................        1,029,780
                                                                     -----------
EXPENSES
 Advisory fees ................................................        1,642,715
 Administrative service fees ..................................          246,407
 Administration and accounting fees ...........................          227,040
 Shareholder servicing fees ...................................           71,148
 Transfer agent fees ..........................................           70,442
 Custodian fees ...............................................           49,282
 Professional fees ............................................           39,036
 Printing and shareholder reporting fees ......................           27,195
 Directors' and officers' fees ................................           26,308
 Registration and filing fees .................................           14,579
 Other expenses ...............................................           11,421
                                                                     -----------
  Total expenses before waivers ...............................        2,425,573
  Less: waivers ...............................................         (301,031)
                                                                     -----------
  Net expenses ................................................        2,124,542
                                                                     -----------
 Net investment loss ..........................................       (1,094,762)
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
 Net realized gain from investments ...........................       40,073,961
 Net change in unrealized appreciation on investments .........       20,245,519
                                                                     -----------
 Net realized and unrealized gain from investments ............       60,319,480
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........      $59,224,718
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                       FOR THE           FOR THE
                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                  FEBRUARY 28, 2006 AUGUST 31, 2005
                                                                  ----------------- ---------------
                                                                      (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ..........................................    $ (1,094,762)  $ (2,402,617)
   Net realized gain from investments ...........................      40,073,961     45,421,086
   Net change in unrealized appreciation on investments .........      20,245,519     30,964,248
                                                                     ------------   ------------
   Net increase in net assets resulting from operations .........      59,224,718     73,982,717
                                                                     ------------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains Institutional shares ..............     (24,436,958)   (17,084,780)
   Net realized capital gains Investor shares ...................     (18,402,660)   (12,346,358)
                                                                     ------------   ------------
     Total distributions to shareholders ........................     (42,839,618)   (29,431,138)
                                                                     ------------   ------------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (1) ...............................      39,377,005    (32,811,507)
                                                                     ------------   ------------
   Total increase in net assets .................................      55,762,105     11,740,072
                                                                     ------------   ------------

NET ASSETS
   Beginning of period ..........................................     311,412,836    299,672,764
                                                                     ------------   ------------
   End of period* ...............................................    $367,174,941   $311,412,836
                                                                     ============   ============



----------
* Includes accumulated net investment loss of $(1,094,762) and $0 for the six months ended February 28, 2006 and for the year ended August 31, 2005, respectively.
(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                          INSTITUTIONAL CLASS
                                               ------------------------------------------------------------------------
                                                   FOR THE      FOR THE     FOR THE     FOR THE     FOR THE    FOR THE
                                                  SIX MONTHS     YEAR        YEAR        YEAR        YEAR       YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                                    2/28/06     8/31/05     8/31/04     8/31/03     8/31/02    8/31/01
                                                   --------    --------    --------    --------    --------    --------
                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........     $  28.78     $ 24.99    $  22.71    $  17.83     $ 19.52     $ 20.91
                                                   --------    --------    --------    --------    --------     -------
Net investment loss...........................        (0.08)*     (0.22)      (0.16)*     (0.11)*     (0.02)      (0.07)*
Net realized and unrealized gain/(loss)
 from investments                                      4.71*       6.49        2.44*       4.99*      (1.67)      (0.66)*
                                                   --------    --------    --------    --------    --------     -------
Net increase/(decrease) in net assets
 resulting from operations .....................       4.63        6.27        2.28        4.88       (1.69)      (0.73)
                                                   --------    --------    --------    --------    --------     -------
Distributions to shareholders from:
Net realized capital gains .....................      (3.96)      (2.48)       --          --          --         (0.66)
                                                   --------    --------    --------    --------    --------     -------
Net asset value, end of period .................   $  29.45    $  28.78    $  24.99    $  22.71    $  17.83     $ 19.52
                                                   ========    ========    ========    ========    ========     =======
Total investment return(1)....................        19.39%      27.34%      10.04%      27.37%      (8.66)%     (3.39)%
                                                   ========    ========    ========    ========    ========     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted) ...............................   $207,121    $177,359    $175,642    $132,845    $ 80,639     $36,526
Ratio of expenses to average net assets
 with waivers and reimbursements                       1.25%(2)    1.25%       1.25%       1.25%       1.25%       1.25%
Ratio of expenses to average net assets
 without waivers and reimbursements                    1.43%(2)    1.46%       1.44%       1.50%       1.50%       1.68%
Ratio of net investment loss to average
 net assets ....................................      (0.62)%(2)  (0.73)%     (0.61)%     (0.60)%     (0.11)%     (0.36)%
Portfolio turnover rate ........................      66.40%     129.18%     129.18%     122.39%     140.27%     125.99%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                            INVESTOR CLASS
                                               ------------------------------------------------------------------------
                                                  FOR THE       FOR THE     FOR THE     FOR THE     FOR THE    FOR THE
                                                  SIX MONTHS     YEAR        YEAR        YEAR        YEAR       YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                                    2/28/06     8/31/05     8/31/04     8/31/03     8/31/02    8/31/01
                                                   --------    --------    --------    --------    --------    --------
                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...........   $  28.65    $  24.91    $  22.65    $  17.80     $ 19.49     $ 20.89
                                                   --------    --------    --------    --------     -------     -------
Net investment loss ............................      (0.10)*     (0.23)      (0.18)*     (0.12)      (0.03)      (0.09)*

Net realized and unrealized gain/(loss)
 from investments ..............................       4.69*       6.45        2.44*       4.97*      (1.66)      (0.65)*
                                                   --------    --------    --------    --------     -------     -------
Net increase/(decrease) in net assets
 resulting from operations .....................       4.59        6.22        2.26        4.85       (1.69)      (0.74)
                                                   --------    --------    --------    --------     -------     -------
Distributions to shareholders from:
Net realized capital gains .....................      (3.96)      (2.48)       --          --          --         (0.66)
                                                   --------    --------    --------    --------     -------     -------
Net asset value, end of period .................   $  29.28    $  28.65    $  24.91    $  22.65     $ 17.80     $ 19.49
                                                   ========    ========    ========    ========     =======     =======
Total investment return(1) .....................      19.34%      27.22%       9.98%      27.25%      (8.67)%     (3.45)%
                                                   ========    ========    ========    ========     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted).......                            $160,054    $134,054    $124,031    $112,508     $88,920     $54,255
Ratio of expenses to average net assets
 with waivers and reimbursements ...............       1.35%(2)    1.35%       1.35%       1.35%       1.27%       1.35%
Ratio of expenses to average net assets
 without waivers and
 reimbursements ................................       1.53%(2)    1.56%       1.54%       1.60%       1.60%       1.78%
Ratio of net investment loss to average
 net assets ....................................      (0.72)%(2)  (0.83)%     (0.70)%     (0.69)%     (0.20)%     (0.46)%
Portfolio turnover rate ........................      66.40%     129.18%     129.18%     122.39%     140.27%     125.99%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. Investments in mutual funds are valued at the funds closing NAV. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser" or "Bogle") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price.
Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2006, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2006, investment advisory fees and waivers of the Fund were as follows:

                    GROSS                                            NET
                ADVISORY FEES              WAIVERS              ADVISORY FEES
                -------------             ---------             -------------
                  $1,642,715              $(66,944)              $1,575,771

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per class. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 28, 2006, administration and accounting services fees and waivers of the Fund were as follows:

    GROSS ADMINISTRATION                                      NET ADMINISTRATION
       AND ACCOUNTING                                           AND ACCOUNTING
        SERVICES FEES                  WAIVERS                   SERVICES FEES
    --------------------              ---------               ------------------
         $227,040                     $(20,534)                    $206,506

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

     Included in the administration and accounting services fees and expenses, shown on the previous page, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund. For the six months ended February 28, 2006, administrative services fees and waivers of the Fund were as follows:

      GROSS ADMINISTRATIVE                                    NET ADMINISTRATIVE
          SERVICES FEES                WAIVERS                  SERVICES FEES
      --------------------           ----------              ------------------
            $246,407                 $(213,553)                   $32,854

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 28, 2006, the Fund owed PFPC and its affiliates $162,539 for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                              INVESTMENT SECURITIES
                         -------------------------------
                           PURCHASES          SALES
                         -------------- ----------------
                          $218,077,809    $226,164,794

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2006, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:



                                                                  INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------
                                                    FOR THE
                                                SIX MONTHS ENDED                         FOR THE
                                                FEBRUARY 28, 2006                      YEAR ENDED
                                                   (UNAUDITED)                       AUGUST 31, 2005
                                          -----------------------------        ----------------------------
                                            SHARES            VALUE             SHARES             VALUE
                                          ----------       ------------        ---------       ------------
Sales ..................................     375,040       $10,473,824          771,801        $ 20,183,245
Reinvestments ..........................     990,224        23,507,922          700,636          16,457,954
Redemptions ............................    (494,859)      (13,359,340)      (2,338,064)        (60,402,341)
                                          ----------       ------------      -----------       ------------
Net Increase/(Decrease) ................     870,405       $20,622,406         (865,627)       $(23,761,142)
                                          ==========       ============      ===========       ============

                                                                    INVESTOR CLASS
                                          -----------------------------------------------------------------
                                                    FOR THE
                                                SIX MONTHS ENDED                         FOR THE
                                                FEBRUARY 28, 2006                      YEAR ENDED
                                                   (UNAUDITED)                       AUGUST 31, 2005
                                          -----------------------------        ----------------------------
                                            SHARES            VALUE             SHARES             VALUE
                                          ----------       ------------        ---------       ------------

Sales ..................................     309,937      $  8,414,838          289,103        $  7,421,197
Reinvestments ..........................     737,505        17,412,498          500,745          11,717,438
Redemptions ............................    (260,046)       (7,072,737)      (1,089,315)        (28,189,000)
                                          ----------       ------------      -----------       ------------
Net Increase/(Decrease) ................     787,396      $ 18,754,599         (299,467)       $ (9,050,365)
                                          ==========       ============      ===========       ============


5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2006, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                                        FEDERAL TAX       UNREALIZED        UNREALIZED       NET UNREALIZED
                                           COST          APPRECIATION      DEPRECIATION       APPRECIATION
                                       ------------      ------------      ------------      --------------

                                       $280,637,415      $84,040,008       $(3,886,729)       $80,153,279

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                  (UNAUDITED)


As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:


                                       UNDISTRIBUTED   UNDISTRIBUTED
                                         ORDINARY        LONG-TERM
                                         INCOME            GAINS
                                       -------------   -------------
Bogle Investment Management
     Small Cap Growth Fund              $11,157,445     $31,682,163


     At August 31, 2005, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                  (UNAUDITED)

1.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                  SENBANC FUND
                                     SENBANC
                             of THE RBB FUND, INC.



                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2006
                                   (UNAUDITED)









           This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sale
             literature when preceded or accompanied by the current
            prospectus, which gives details about charges, expenses,
            investment objectives and operating policies of the Fund.

SIX MONTHS ENDED FEBRUARY 28, 2006


TO: SHAREHOLDERS OF SENBANC FUND

The decline in Senbanc Fund's net asset value ("NAV") reversed in the second half of the six-month period ended February 28, 2006. Adjusted for distributions, Senbanc's NAV has risen 112% since its inception in 1999, versus a 71% gain in the unmanaged Nasdaq Bank Index. Five year annualized returns confirm Senbanc's relative strength. One day before the end of the six-month period ended February 28, 2006, the Fund's NAV reached its highest level,
including  distributions,   since  its  inception  in  1999.

Senbanc Fund has underperformed the Nasdaq Bank Index in the most recent one and three year periods because of the Fund's steady accumulation of large cap and money center bank stocks. This shift in emphasis is indicated by the discrepancy in market capitalization between Senbanc Fund, and the Nasdaq Bank Index which contains few large capitalization bank stocks.

In a larger context, rising interest rates since March 2004 have been perceived as a negative by bank stock investors, and the band of valuation for all banks has narrowed without regard to relative merit.

There is now a confluence of events that should reward well run banks: we believe that short term interest rate rises may be closer to their end than to their beginning, and the weight of evidence that the earnings of well-run banks benefit from changes in interest rates may, in its eighth quarter, be too great to be ignored.

We believe that Senbanc Fund is now ideally placed to take advantage of a long overdue reversal in investors' perceptions of bank stocks.

                                                 Yours very truly,

                                                 /s/Alan F. Morel
                                                 Alan F. Morel
                                                 Portfolio Manager
                                                 Senbanc Fund




----------------------------------------
Unlike a mutual fund, performance of an index assumes no taxes, transaction costs, fees, or expenses. The index is unmanaged and is not available for direct investment.

                                  SENBANC FUND



FUND EXPENSE EXAMPLES (UNAUDITED)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                      Beginning Account    Ending Account
                                           Value                Value         Expenses Paid
                                          9/1/05               2/28/06        During Period*
                                      -----------------    --------------     --------------
       Actual  ...................        $1,000             $1,045.80             $6.59
       Hypothetical
         (5% return before expenses)      $1,000             $1,011.84             $6.51

  * Expenses are equal to the Fund's annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual total return of 4.58%.

PORTFOLIO HOLDINGS SUMMARY TABLE
FEBRUARY 28, 2006 (UNAUDITED)
                                                                 % of
       Industry Classification                                Net Assets
       -----------------------                                ----------
       Savings, Credit & Other Financial Institutions.......      90.2%
       State & National Banks...............................       9.6
       U.S. Government Agency Obligations...................       0.1
                                                              --------
                                                                  99.9
       Other Assets in Excess of Liabilities ...............       0.1
                                                              --------
       Net Assets...........................................     100.0%

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


COMMON STOCK -- 99.8%
--------------------------------------------------------------------------------
                                                                      MARKET
 SHARES    DESCRIPTION                                                VALUE
 ------    -----------                                               --------
           SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 90.2%
           ---------------------------------------------------------------------
  10,800   Ameris Bancorp...........................................$    248,400
  20,100   Auburn National Bancorporation, Inc......................     448,733
 176,400   Bank of America Corp.....................................   8,087,940
  32,000   BB&T Corp................................................   1,264,960
 113,000   BNCCORP, Inc.*...........................................   1,500,640
 147,000   C&F Financial Corp.......................................   5,835,165
  40,200   Camden National Corp.....................................   1,341,876
 202,300   Capital Bank Corp........................................   3,147,788
  22,700   Citigroup, Inc...........................................   1,052,599
  27,100   Citizens Holding Co......................................     646,335
  28,700   City Holding Co..........................................   1,044,967
  35,700   Comerica, Inc............................................   2,046,324
 115,600   Community Bank System, Inc...............................   2,505,052
  10,500   Corus Bankshares, Inc....................................     630,525
  28,555   Dearborn Bancorp, Inc.*..................................     661,042
  37,600   FNB Corp.................................................   1,277,648
 200,231   FNB Financial Services Corp..............................   3,193,684
 514,100   Fremont General Corp.....................................  12,194,452
 342,400   Greater Bay Bancorp......................................   9,210,560
 269,600   Intervest Bancshares Corp.*..............................   8,481,616
 324,000   J.P. Morgan Chase & Co...................................  13,329,360
 360,400   KeyCorp..................................................  13,432,108
  62,093   MainSource Financial Group, Inc..........................   1,135,060
 130,200   National Bankshares, Inc.................................   6,290,613
 286,300   National City Corp.......................................   9,963,240
  77,300   North Fork Bancorporation, Inc...........................   1,974,242
 302,018   Northrim BanCorp, Inc....................................   7,021,919
 339,600   Oriental Financial Group, Inc.(a)........................   4,842,696
 442,200   PAB Bankshares, Inc......................................   9,215,448
  94,500   Pacific Premier Bancorp, Inc.*...........................   1,134,000
 117,840   Penns Woods Bancorp, Inc.................................   4,535,662
 221,800   Regions Financial Corp...................................   7,714,204
  35,700   Royal Bancshares of Pennsylvania, Inc., Class A..........     865,725
 528,193   Sun Bancorp, Inc. (NJ)*..................................  10,986,414
 327,000   U.S. Bancorp.............................................  10,107,570
 102,900   UnionBanCal Corp.........................................   7,109,361

                        See notes to financial statements.

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                  (UNAUDITED)

COMMON STOCK (CONTINUED)

                                                                       MARKET
 SHARES    DESCRIPTION                                                 VALUE
 ------    -----------                                                --------
 121,395   United Security Bancshares, Inc. ....................... $  3,326,223
  69,600   Vail Banks, Inc.........................................    1,078,800
 238,942   Wachovia Corp...........................................   13,397,477
                                                                    ------------
                                                                    $192,280,428
                                                                    ------------
          STATE & NATIONAL BANKS -- 9.6%
          ----------------------------------------------------------------------
 326,552   Capital Crossing Bank*..................................   10,479,054
 380,000   South Financial Group, Inc. (The).......................    9,997,800
                                                                    ------------
                                                                      20,476,854
                                                                    ------------
                   TOTAL COMMON STOCK (COST $183,053,926).........   212,757,282

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%

PRINCIPAL DESCRIPTION                                                  VALUE
--------- -----------                                                 --------
$227,000  Federal Home Loan Bank Discount Note
          4.35%, 03/01/06 ........................................       227,000
                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $227,000)     227,000

            TOTAL INVESTMENTS -- 99.9%
            (COST $183,280,926) ..................................   212,984,282

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ........       178,770

            NET ASSETS -- 100% ...................................  $213,163,052
                                                                    ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing Security.

(a)Incorporated in Puerto Rico.


                        See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


ASSETS:
Investments in securities, at market value
    (Cost $183,280,926)........................................  $212,984,282
Cash...........................................................        18,412
Receivable for:
    Dividends and interest.....................................       246,199
    Investments sold...........................................     2,062,106
    Capital shares sold........................................       131,957
Prepaid expenses...............................................        30,113
                                                                 ------------
        Total Assets ..........................................   215,473,069
                                                                 ------------
LIABILITIES:
Payables for:
   Capital shares redeemed.....................................     1,915,901
   Advisory fees...............................................        98,496
   Distribution fees...........................................       143,902
   Professional fees...........................................        35,115
   Administration and accounting fees..........................        33,262
   Directors' and officers' fees...............................        19,386
   Transfer agent fees.........................................        14,619
   Custodian fees..............................................         5,296
Accrued expenses...............................................        44,040
                                                                 ------------
        Total Liabilities .....................................     2,310,017
                                                                 ------------
NET ASSETS.............................................. ......  $213,163,052
                                                                 ============
NET ASSETS CONSISTED OF:
Capital stock, $0.001 par value................................  $     12,854
Paid-in capital................................................   185,307,263
Undistributed net investment income............................     1,527,423
Accumulated net realized loss on investments...................    (3,387,844)
Net unrealized appreciation of investments.....................    29,703,356
                                                                 ------------
NET ASSETS.....................................................  $213,163,052
                                                                 ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
    ($213,163,052/12,854,184 outstanding shares of
    beneficial interest, $0.001 par value, unlimited shares
    authorized) ...............................................  $      16.58
                                                                 ============
Maximum offering price per share (100/97.75 of $16.58).........  $      16.96
                                                                 ============


                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS



                                                                  FOR THE SIX        FOR THE PERIOD
                                                                  MONTHS ENDED        JULY 1, 2005
                                                                FEBRUARY 28, 2006        THROUGH
                                                                  (UNAUDITED)        AUGUST 31, 2005*
                                                                 ----------------    ----------------
INVESTMENT INCOME:
     Dividends ..................................................    $ 2,782,029**     $  860,575
     Interest income.............................................        147,412           79,895
                                                                     -----------       ----------
          Total income...........................................      2,929,441          940,470
                                                                     -----------       ----------
EXPENSES:
     Advisory fees...............................................        648,554          238,979
     Distribution fees...........................................        432,369          173,414
     Administration and accounting fees..........................        128,886           43,813
     Transfer agent fees.........................................         90,985           39,060
     Professional fees...........................................         26,684           20,890
     Directors' and officers' fees...............................         20,048           16,430
     Printing and shareholder reporting fees.....................         19,285            9,720
     Custodian fees..............................................         16,894            6,820
     Registration and filing fees................................         13,534            4,493
     Other expenses..............................................          4,779           16,338
                                                                     -----------       ----------
          Total expenses.........................................      1,402,018          569,957
                                                                     -----------       ----------
NET INVESTMENT INCOME ...........................................      1,527,423          370,513
                                                                     -----------       ----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
     Net realized loss from investments..........................     (3,032,039)        (355,805)
     Net change in unrealized appreciation on investments........     10,849,490        2,011,812
                                                                     -----------       ----------
     Net realized and unrealized gain from investments...........      7,817,451        1,656,007
                                                                     -----------       ----------
     Net increase in net assets resulting from operations........    $ 9,344,874       $2,026,520
                                                                     ===========       ==========

* As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
**  Net of foreign withholding taxes of $8,951.


                       See notes to financial statements.
                                       6

                                  SENBANC FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                   FOR THE SIX      FOR THE PERIOD        FOR THE
                                                                   MONTHS ENDED      JULY 1, 2005        FISCAL YEAR
                                                                FEBRUARY 28, 2006       THROUGH             ENDED
                                                                   (UNAUDITED)      AUGUST 31, 2005     JUNE 30, 2005
                                                                -----------------   ---------------     -------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income....................................    $  1,527,423       $    370,513       $  2,120,854
     Net realized gain/(loss) from investments................      (3,032,039)          (355,805)         8,592,490
     Net change in unrealized appreciation on investments.....      10,849,490          2,011,812            423,934
                                                                  ------------       ------------       ------------
          Net increase in net assets resulting
            from operations ..................................       9,344,874          2,026,520         11,137,278
                                                                   ------------      ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................      (1,518,443)                --         (1,300,911)
     Net realized capital gain................................      (4,067,335)                --        (16,865,719)
                                                                   ------------      ------------       ------------
         Total distributions.................................      (5,585,778)                 --        (18,166,630)
                                                                  ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ...............................       5,666,094          3,394,488         43,944,613
     Reinvestment of distributions............................       5,203,018                 --         17,257,109
     Shares redeemed .........................................     (31,715,506)        (6,821,705)       (40,015,125)
                                                                  ------------       ------------       ------------
          Net increase/(decrease) in net assets derived
            from capital share transactions ..................     (20,846,394)        (3,427,217)        21,186,597
                                                                  ------------       ------------       ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS.......................     (17,087,298)        (1,400,697)        14,157,245
                                                                  ------------       ------------       ------------

NET ASSETS:
     Beginning of period......................................     230,250,350        231,651,047        217,493,802
                                                                  ------------       ------------       ------------
     End of period............................................    $213,163,052       $230,250,350       $231,651,047
                                                                  ============       ============       ============

     Undistributed net investment income, end of period ......    $  1,527,423       $  1,518,443       $  1,147,930
                                                                  ============       ============       ============


                       See notes to financial statements.
                                       7

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS


                                    FOR THE       FOR THE PERIOD
                                   SIX MONTHS      JULY 1, 2005                         FOR THE FISCAL YEARS ENDED
                                     ENDED           THROUGH       --------------------------------------------------------------
                               FEBRUARY 28, 2006     AUGUST 31,     JUNE 30,      JUNE 30,      JUNE 30,     JUNE 30,    JUNE 30,
                                  (UNAUDITED)          2005*         2005           2004          2003         2002       2001
                              ------------------  --------------   ----------    ---------     ---------    ---------   ---------

PER SHARE OPERATING PEFORMANCE

Net asset value:
   Beginning of period...........    $ 16.27           $ 16.13        $ 16.54       $ 14.86     $ 13.47      $ 12.05      $  8.62
                                     -------           -------        -------       -------     -------      -------      -------
Net investment income/(loss).....       0.13              0.03           0.15          0.04       (0.01)        0.03+        0.18
Net realized and unrealized
   gain on investments ..........       0.61              0.11           0.78          2.59        2.05         2.38+        3.38
                                     -------           -------        -------       -------     -------      -------      -------
Total from investment operations.       0.74              0.14           0.93          2.63        2.04         2.41         3.56
                                     -------           -------        -------       -------     -------      -------      -------
Less distributions from:
Net investment income............      (0.12)               --          (0.10)        (0.02)      (0.01)       (0.11)       (0.06)
Net realized gain on investments.      (0.31)               --          (1.24)        (0.93)      (0.64)       (0.88)       (0.07)
                                     -------           -------        -------       -------     -------      -------      -------
Total distributions..............      (0.43)               --          (1.34)        (0.95)      (0.65)       (0.99)       (0.13)
                                     -------           -------        -------       -------     -------      -------      -------
Net asset value:
   End of period.................    $ 16.58           $ 16.27        $ 16.13       $ 16.54     $ 14.86      $ 13.47      $ 12.05
                                     =======           =======        =======       =======     =======      =======      =======
Total investment return
   (excludes sales charge) ......       4.58%**           0.87%**        5.25%        17.84%      15.87%        21.64%       41.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..............   $213,163          $230,250       $231,651      $217,494    $104,837      $49,638      $25,241
Ratio of operating expenses
   to average net assets,
    including waivers ...........       1.30%***          1.43%***       1.40%         1.25%       1.64%        1.75%        1.75%
Ratio of operating expenses
   to average net assets,
   excluding waivers ............       1.30%***          1.43%***       1.40%         1.25%       1.64%         2.01%       2.75%
Ratio of net investment
   income/(loss) to average net
   assets, including waivers ....       1.41%***          0.93%***       0.91%         0.29%      (0.13)%       0.13%        1.74%
Ratio of net investment
   income/(loss) to average net
   assets, excluding waivers ....       1.41%***          0.93%***       0.91%         0.29%      (0.13)%      (0.13)%       0.74%
Portfolio turnover rate .........       5.66%**           0.94%**       19.90%        51.01%      60.14%       40.27%       43.15%


------------------
*   As a result of a reorganization that was effective
    August 31, 2005, the Fund changed its fiscal year
    end from June 30 to August 31.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.


                       See notes to financial statements.
                                       8

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2006
                                  (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Senbanc Fund(the "Fund"). As of the date hereof, the Fund offers one class of shares.

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families", six of which have begun investment operations.

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. On August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly-created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. For the six-month period ended February 28, 2006, investment advisory fees paid were $648,554.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Advisor serves as administrator for the Fund. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.095% of the Fund's first $250 million of average daily net assets; 0.08% of the next $250 million of average daily net assets; 0.06% of the next $250 million of average daily net assets; and 0.04% of the average daily net assets in excess of $750 million, subject to a minimum of $7,500 per month. For the six-month period ended February 28, 2006, PFPC's administration and accounting fees paid were $128,886.

Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing those services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000, plus out of pocket expenses. For the six-month period ended February 28, 2006, PFPC's transfer agency fees were $90,985.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Advisor. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.015% of the first $100 million of the Fund's average gross assets; 0.01% of the next $400 million of average gross assets; and 0.008% of average gross assets over $500 million, subject to a minimum monthly fee of $1,500. For the six month period ended February 28, 2006, PFPC Trust Company fees were $16,894.

PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Advisor, provides certain administrative services to the Fund. The Board of Directors have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse the Distributor for such expenses.

Prior to September 1, 2005, J.J.B. Hilliard, W.L. Lyons, Inc., of which the Advisor is a division, managed the Fund's distribution efforts.

For the six months ended February 28, 2006, the Distributor earned $12,614 in underwriting fees and$532,341 for commissions on sales of the Fund's shares.

As of February 28, 2006, the Fund owed PFPC and its affiliates $66,376 for their services.

3.  INVESTMENT  IN  SECURITIES
For the six months ended February 28, 2006, aggregate purchases and sales of investment securities (excluding short-term investment) were as follows:

                                                      Purchases        Sales
                                                     -----------    -----------
                                                     $11,919,332    $27,021,801

4. CAPITAL SHARE  TRANSACTIONS
As of February 28, 2006, the Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares were as follows:

                    For the Six Months          For the Period Ended        For the Fiscal Year
                          Ended                 July 1, 2005 through              Ended
                    February 28, 2006              August 31, 2005             June 30, 2005
                  ------------------------     ----------------------    -------------------------
                    Shares        Value          Shares      Value          Shares      Value
                  ----------  ------------     ---------  -----------    ----------   ------------
 Sales               350,571  $  5,666,094      206,278   $ 3,394,488     2,635,530   $ 43,944,613
 Reinvestments       322,958     5,203,018           --            --     1,021,736     17,257,109
 Redemptions      (1,967,829)  (31,705,506)    (415,054)   (6,821,705)   (2,450,271)   (40,015,125)
                  ----------  ------------     ---------  -----------    ----------   ------------
 Net Increase/
   (Decrease)     (1,294,300) $(20,836,394)     (208,776) $(3,427,217)    1,206,995   $ 21,186,597
                  ==========  ============     =========  ===========    ==========   ============


                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2006
                                  (UNAUDITED)


5. FEDERAL INCOME TAX INFORMATION
At February 28, 2006, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

        Cost of investments for tax purposes .................   $183,668,965
        Gross tax unrealized appreciation.....................     32,410,118

        Gross tax unrealized depreciation.....................     (3,094,800)
                                                                 ------------
        Net tax unrealized appreciation on investments........   $ 29,315,318
                                                                 ============

At August 31, 2005, the Fund had no capital loss carryforwards available to offset future capital gains.

Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

1. PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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




[LOGO OMITTED]


   INVESTMENT ADVISER
Hilliard, Lyons Research Advisors
501 South 4th Street
Louisville, KY 40202

     ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

    TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

     DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

      CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

    LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule 30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 The RBB Fund, Inc.
            -------------------------------------------------------------

By (Signature and Title)*    /s/ Edward J. Roach
                         ------------------------------------------------
                             Edward J. Roach, President & Treasurer
                             (principal executive officer)

Date     May 1, 2006
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Edward J. Roach
                         ------------------------------------------------
                             Edward J. Roach, President & Treasurer
                             (principal executive officer & principal financial
                             officer)

Date     May 1, 2006
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.